UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21318

Name of Fund:	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant’s telephone number, including area code:
(800) 882-0052,
Option 4
Date of fiscal year end: 12/31/2024
Date of reporting period: 06/30/2024

Item 1 – Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

June 30, 2024

2024 Semi-Annual Report (Unaudited)

BlackRock Core Bond Trust (BHK)
BlackRock Corporate High Yield Fund, Inc. (HYT)
BlackRock Credit Allocation Income Trust (BTZ)
BlackRock Floating Rate Income Trust (BGT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information
(unaudited)

Section 19(a) Notices
BlackRock Core Bond Trust
’
s (BHK), BlackRock Corporate High Yield Fund, Inc.’s (HYT), BlackRock Credit Allocation Income Trust
’
s (BTZ) and BlackRock Floating Rate
Income Trust
’
s (BGT) (collectively the “Trusts”, or individually a “Trust”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
June 30, 2024

	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Trust Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital (a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
BHK	$ 0.291321	$ —	$ —	$ 0.156279	$ 0.447600	65%	— %	— %	35%	100%
HYT	0.382004	—	—	0.085396	0.467400	82	—	—	18	100
BTZ	0.340964	—	—	0.162436	0.503400	68	—	—	32	100
BGT	0.593371	—	—	0.128309	0.721680	82	—	—	18	100

(a)
Each Trust estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Trust’s net asset value per share.

Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website at
blackrock.com
.
Managed Distribution Plan
The Trusts, each with the approval of its Board of Trustees (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plans, the Trusts currently distribute the following fixed amounts per share on a monthly basis.

Trust Name	Amount Per Common Share
BHK	$ 0.074600
HYT	0.077900
BTZ	0.083900
BGT	0.120280
The fixed amounts distributed per share are subject to change at the discretion of each Trust
’
s Board. Each Trust is currently not relying on any exemptive relief from
Section 19(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under its Plan, a Trust will distribute all available investment income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net investment income and short-term capital gains) is not earned on a monthly basis, a Trust will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, a Trust may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the 1940 Act.
Shareholders should not draw any conclusions about a Trust
’
s investment performance from the amount of these distributions or from the terms of the Plan. Each Trust
’
s total
return performance is presented in its financial highlights table.
Each Trust
’
s Board may amend, suspend or terminate a Trust
’
s Plan at any time without prior notice to the Trust
’
s shareholders if it deems such actions to be in the best
interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust
’
s stock is trading at or above
net asset value) or widening an existing trading discount. Each Trust is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code.  Please refer to BHK
’
s, HYT
’
s and BGT
’
s prospectus for a more complete description of a Trust
’
s risks.

2024
BlackRock Semi-Annual Report to Shareholders

Table of Contents

The Benefits and Risks of Leveraging
The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust
’
s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings
(less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares
(“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Trust
’
s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Trust had not used leverage.
Furthermore, the value of the Trusts
’
portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Trust
’
s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates.
As a result, changes in interest rates can influence the Trusts
’
NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust
’
s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Trust
’
s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of each Trust
’
s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts
’
investment adviser will be higher than if the Trusts did not use leverage.
Each Trust may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Trusts must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Trusts
’
successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts
’
investments in these
instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024

BlackRock Core Bond Trust (BHK)
Investment Objective
BlackRock Core Bond Trust
’
s (BHK) (the “Trust”)
investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 75% of its managed assets in bonds that are investment grade quality at the time of investment. Under normal market conditions, the Trust intends to invest its assets primarily in a diversified portfolio of investment grade bonds, which may include, but are not limited to, corporate bonds,
U.S. government and agency securities and mortgage-related securities. The Trust may invest up to 25% of its total managed assets in bonds that, at the time of investment, are rated Ba/BB or below by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings ("S&P"), Fitch Ratings (“Fitch”) or another nationally recognized rating agency or bonds that are unrated but judged to be of comparable quality by the investment adviser. The Trust may invest up to 10% of its total managed assets in bonds issued in foreign currencies. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BHK
Initial Offering Date	November 27, 2001
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($10.65) (a)	8.41%
Current Monthly Distribution per Common Share (b)	$0.074600
Current Annualized Distribution per Common Share (b)	$0.895200
Leverage as of June 30, 2024 (c)	35%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 10.65	$ 10.91	(2.38) %	$ 11.00	$ 10.23
Net Asset Value	10.51	11.02	(4.63)	11.02	10.24
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	(0.52) %	4.77%	(0.14) %	3.10%
Trust at Market Price (a)(b)	1.82	9.06	1.42	4.05
Bloomberg U.S. Credit Index (c)	(0.46)	4.42	0.54	2.21
Reference Benchmark (d)	(0.90)	3.30	0.23	2.28
Bloomberg U.S. Long Government/Credit Index (e)	(4.10)	(1.58)	(2.22)	1.65
Bloomberg Intermediate Credit Index (f)	0.93	5.60	1.32	2.20
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (g)	2.58	10.43	3.90	4.30
Bloomberg CMBS, Eligible for U.S. Aggregate Index (h)	1.53	5.76	0.69	1.95
Bloomberg MBS Index (i)	(0.98)	2.12	(0.76)	0.89
Bloomberg ABS Index (j)	1.66	5.46	1.62	1.84

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

(d)
The Reference Benchmark is comprised of the Bloomberg U.S. Long Government/Credit Index (40%); Bloomberg Intermediate Credit Index (24%); Bloomberg U.S. Corporate High
Yield 2% Issuer Capped Index (16%); Bloomberg CMBS, Eligible for U.S. Aggregate Index (8%); Bloomberg MBS Index (8%); and Bloomberg ABS Index (4%). The Reference
Benchmark’s index content and weightings may have varied over past periods.

(e)
An unmanaged index that is the long component of the Bloomberg U.S. Government/Credit Index. It includes publicly issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt.

(f)
An unmanaged index that is the intermediate component of the Bloomberg U.S. Credit Index. The Bloomberg U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

(g)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

(h)	An unmanaged index that is the CMBS component of the Bloomberg U.S. Aggregate Index.
Trust Summary

Trust Summary
as of June 30, 2024
(continued)

BlackRock Core Bond Trust (BHK)
(i)
An unmanaged index that is a market value-weighted index, which covers the mortgage-backed securities component of the Bloomberg U.S. Aggregate Bond Index. It is comprised of agency mortgage-backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the
Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year. The index includes reinvestment of income.

(j)	An unmanaged index that is the asset-backed securities component of the Bloomberg U.S. Aggregate Index.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Exposure to U.S. credit sectors including high yield corporate bonds, investment grade corporate bonds, bank loans and collateralized loan obligations (“CLOs”) contributed to the Trust’s performance over the period. Holdings of non-agency mortgage-backed securities (“MBS”) and emerging markets debt also proved additive.
Derivatives were utilized by the Trust in order to hedge and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the portfolio. The Trust’s use of derivatives detracted from performance during the period.
Describe recent portfolio activity.
The Trust favored CLOs as a high-quality source of attractive risk-adjusted income, while marginally decreasing exposure to investment grade corporate bonds as spreads tightened and taking gains in the sector. The Trust also reduced the allocation to capital securities (i.e., subordinated bank debt) on concerns of potential pressures in the banking sector. Instead, the Trust maintained its maximum allocation of 25% to U.S. high yield corporate bonds on the back of solid fundamentals.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders resulted in a lower portfolio turnover relative to most traditional fixed income portfolios. Over the period, the Trust reduced the use of leverage given elevated borrowing costs in order to earn positive carry-on assets and enhance the funding status of dividends.
Describe portfolio positioning at period end.
At period end, the Trust maintained diversified exposure across non-government spread sectors, including investment grade and high yield corporate bonds, commercial mortgage-backed securities, asset-backed securities and, to a lesser degree, non-agency MBS. The Trust also held exposure to government-related sectors such as
U.S. Treasuries, agency debt and agency MBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Core Bond Trust (BHK)
Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments (a)
Corporate Bonds	41.7%
U.S. Treasury Obligations	15.1
U.S. Government Sponsored Agency Securities	12.8
Asset-Backed Securities	10.8
Non-Agency Mortgage-Backed Securities	9.2
Preferred Securities	4.2
Municipal Bonds	2.4
Floating Rate Loan Interests	2.4
Foreign Agency Obligations	1.1
Fixed Rate Loan Interests	0.3

CREDIT QUALITY ALLOCATION
Credit Rating (b)	Percent of Total Investments (a)
AAA/Aaa (c)	36.1%
AA/Aa	4.4
A	12.7
BBB/Baa	18.4
BB/Ba	9.7
B	10.4
CCC/Caa	2.2
CC	— (d)
C	0.2
D	— (d)
N/R (e)	5.9

(a)	Excludes short-term securities.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

(d)	Rounds to less than 0.1%.
(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Trust Summary

Trust Summary
as of June 30, 2024

BlackRock Corporate High Yield Fund, Inc. (HYT)
Investment Objective
BlackRock Corporate High Yield Fund, Inc.
’
s (HYT) (the “Trust”)
primary investment objective is to provide shareholders with current income. The Trust’s secondary investment objective is to provide shareholders with capital appreciation. The Trust seeks to achieve its objectives by investing primarily in a diversified portfolio of fixed income securities which are rated at the time of investment to be below investment grade or, if unrated, are considered by the investment adviser to be of comparable quality. The Trust may invest directly in fixed income securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	HYT
Initial Offering Date	May 30, 2003
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($9.69) (a)	9.65%
Current Monthly Distribution per Common Share (b)	$0.077900
Current Annualized Distribution per Common Share (b)	$0.934800
Leverage as of June 30, 2024 (c)	26%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 9.69	$ 9.43	2.76%	$ 9.93	$ 9.26
Net Asset Value	9.60	9.73	(1.34)	9.73	9.42
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	3.56%	13.05%	5.17%	5.54%
Trust at Market Price (a)(b)	7.85	20.12	7.34	6.64
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (c)	2.58	10.43	3.90	4.30

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
From a sector perspective, technology, midstream energy, and independent energy were the largest absolute contributors. By credit rating, B rated bonds were the leading contributor, followed by BBs and CCCs. High yield was the most meaningful contributor to returns from an asset allocation perspective, but tactical positions in bank loans and investment-grade corporates were also additive.
Cable and satellite and wireless were the only notable detractors at the sector level. There were no meaningful detractors with respect to credit tiers. In terms of asset allocation, convertibles were a slight detractor.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Corporate High Yield Fund, Inc. (HYT)
Describe recent portfolio activity.
While key positioning themes have remained broadly consistent, the investment adviser tactically navigated sector- and issuer-level positioning to take advantage of market opportunities. It increased the allocation to bank loans as more interesting relative values developed, and it decreased the Trust’s position in investment-grade corporates. In addition, it continued to use derivatives and high-yield exchange traded funds to manage the portfolio’s positioning.
Describe portfolio positioning at period end.
The Trust remained underweight in BB rated bonds and overweight in Bs and select CCCs. The investment adviser maintained a tactical (but meaningful) allocation to bank loans and investment-grade corporates. Leading sector overweights included technology, property and casualty, wirelines, aerospace and defense, and diversified manufacturing, while retailers and construction machinery were among the largest underweights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Corporate Bonds	81.3%
Floating Rate Loan Interests	11.5
Preferred Securities	2.9
Investment Companies	2.6
Fixed Rate Loan Interests	1.0
Other*	0.7

CREDIT QUALITY ALLOCATION
Credit Rating (a)	Percent of Total Investments
A	0.1%
BBB/Baa	3.4
BB/Ba	33.3
B	48.6
CCC/Caa	9.1
D	— (b)
N/R (c)	5.5

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Rounds to less than 0.1%.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust ’ s total investments. Please refer to the Consolidated Schedule of Investments for details.
Trust Summary

Trust Summary
as of June 30, 2024

BlackRock Credit Allocation Income Trust (BTZ)
Investment Objective
BlackRock Credit Allocation Income Trust
’
s (BTZ) (the “Trust”)
investment objective is to provide current income, current gains and capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds (commonly referred to as “junk” bonds), bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BTZ
Initial Offering Date	December 27, 2006
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($10.71) (a)	9.40%
Current Monthly Distribution per Common Share (b)	$0.083900
Current Annualized Distribution per Common Share (b)	$1.006800
Leverage as of June 30, 2024 (c)	36%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 10.71	$ 10.32	3.78%	$ 11.12	$ 10.01
Net Asset Value	11.27	11.59	(2.76)	11.60	11.03
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	1.93%	10.72%	2.97%	4.30%
Trust at Market Price (a)(b)	8.78	16.31	4.37	5.10
Reference Benchmark (c)	0.92	6.94	1.87	3.15
Bloomberg U.S. Credit Index (d)	(0.46)	4.42	0.54	2.21
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (e)	2.58	10.43	3.90	4.30
Bloomberg USD Capital Securities Index (f)	1.92	8.20	2.06	3.62

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Credit Index (50.36%), the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (29.93%), and the Bloomberg
USD Capital Securities Index (19.71%).

(d)
An index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

(e)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

(f)	An unmanaged index that tracks fixed-rate, investment grade capital securities denominated in USD.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Credit Allocation Income Trust (BTZ)
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Contributions to the Trust’s performance over the period were led by U.S. credit exposures, in particular to high yield corporate bonds, collateralized loan obligations (“CLOs”), capital securities and floating rate bank loans. Allocations to Asian corporate bonds and European high yield corporate bonds contributed as well.
Allocations to investment grade corporate bonds in both the United States and Europe detracted from performance, along with holdings of emerging market corporate bonds.
Holdings of to-be-announced mortgage-backed securities also weighed on return.
In addition to employing leverage, the Trust used derivatives as part of its investment strategy, including forward contracts to hedge foreign currency exposure of non-U.S.
positions back to U.S. dollars and interest rate futures to adjust duration positioning tactically as needed. The Trust’s use of derivatives had a negative impact on performance for the period.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
Describe recent portfolio activity.
Over the period, the Trust increased exposure to floating rate securities including CLOs and bank loans. The Trust also added to holdings of capital securities and Asian corporate bonds. Exposure to both U.S. and European investment grade and high yield corporate bonds was modestly decreased.
Describe portfolio positioning at period end.
At period end, the Trust was positioned relatively conservatively with a preference for floating rate securities given elevated interest rate levels. In this vein, the CLO allocation was near historic highs given the asset class’s attractive floating rate income and structural protection. Similarly, exposure to bank loans was higher than usual as all-in yields remained high and default rates have started to plateau.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments (a)
Corporate Bonds	72.9%
Asset-Backed Securities	12.0
Preferred Securities	8.1
Floating Rate Loan Interests	4.8
Foreign Agency Obligations	1.3
Other*	0.9

CREDIT QUALITY ALLOCATION
Credit Rating (b)	Percent of Total Investments (a)
AAA/Aaa	7.4%
AA/Aa	4.2
A	12.3
BBB/Baa	34.9
BB/Ba	20.5
B	16.6
CCC/Caa	2.4
N/R (c)	1.7

(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust ’ s total investments. Please refer to the Schedule of Investments for details.
Trust Summary

Trust Summary
as of June 30, 2024

BlackRock Floating Rate Income Trust (BGT)
Investment Objective
BlackRock Floating Rate Income Trust
’
s (BGT) (the “Trust”)
primary investment objective is to provide a high level of current income. The Trust’s secondary investment objective is to seek the preservation of capital to the extent consistent with its primary objective of high current income. The Trust seeks to achieve its investment objectives by investing primarily, under normal market conditions, at least 80% of its assets in floating and variable rate instruments of U.S. and non-U.S. issuers, including a substantial portion of its assets in global floating and variable rate securities including senior secured floating rate loans made to corporate and other business entities. Under normal market conditions, the Trust expects that the average effective duration of its portfolio will be no more than 1.5 years. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BGT
Initial Offering Date	August 30, 2004
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($12.76) (a)	11.31%
Current Monthly Distribution per Common Share (b)	$0.120280
Current Annualized Distribution per Common Share (b)	$1.443360
Leverage as of June 30, 2024 (c)	24%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 12.76	$ 12.38	3.07%	$ 13.74	$ 12.04
Net Asset Value	12.74	12.90	(1.24)	12.95	12.71
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	4.48%	11.91%	6.38%	5.52%
Trust at Market Price (a)(b)	9.04	22.57	9.09	6.04
Morningstar LSTA Leveraged Loan Index (c)	4.40	11.11	5.53	4.60

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
From a sector perspective, technology and healthcare were the largest absolute contributors. By credit rating, B rated bonds were the leading contributor, followed by BBs and
CCCs. Bank loans were the top contributor from an allocation standpoint.
At the sector level, restaurants were the only notable detractor from absolute performance. The Trusts allocation to CC rated issues detracted, as well.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Floating Rate Income Trust (BGT)
Describe recent portfolio activity.
The investment adviser added to the Trust’s allocation to BBB rated issues, increased the extent of its overweight in BBs, and trimmed its position in CCCs. It also increased the allocation to B2s, moving from a small underweight to a slight overweight. Conversely, it decreased the position in B1s from an overweight to an underweight.
The Trust continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.
Describe portfolio positioning at period end.
The Trust was overweight in BBBs and BBs. It also maintained a small but important overweight in CCCs to capitalize on idiosyncratic opportunities. The Fund’s sector positioning is largely the result of bottom-up security selection, but top-down considerations are factored into the analysis of individual issues. While technology continues to represents the largest absolute allocation due to its large index weighting, the portfolio is underweight in the sector relative terms. The Trust’s out-of-benchmark allocations remained limited.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments (a)
Floating Rate Loan Interests	93.5%
Asset-Backed Securities	2.3
Investment Companies	1.7
Corporate Bonds	1.7
Other*	0.8

CREDIT QUALITY ALLOCATION
Credit Rating (b)	Percent of Total Investments (a)
A	0.1%
BBB/Baa	9.6
BB/Ba	26.0
B	55.4
CCC/Caa	5.0
N/R (c)	3.9

(a)	Excludes short-term securities.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust ’ s total investments. Please refer to the Schedule of Investments for details.
Trust Summary

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
522 Funding CLO Ltd., Series 2019-4A, Class DR, (3- mo. CME Term SOFR + 3.91%), 9.24%, 04/20/30 (a)(b)	USD	600	$ 603,068
AGL CLO Ltd., Series 2020-3A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.89%, 01/15/33 (a)(b)		250	250,795
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 7.73%, 04/16/37 (a)(b)		650	651,549
Apidos CLO XXII, Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 04/20/31 (a)(b)		250	251,057
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3-mo. CME Term SOFR + 1.21%), 6.54%, 10/20/30 (a)(b)		463	463,229
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3-mo. CME Term SOFR + 1.16%), 6.49%, 07/18/29 (a)(b)		467	467,146
Apidos CLO XXVII, Series 2017-27A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 6.51%, 07/17/30 (a)(b)		137	136,666
Assurant CLO I Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.41%), 7.74%, 10/20/34 (a)(b)		500	501,044
Assurant CLO IV Ltd., Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 7.99%, 04/20/30 (a)(b)		500	500,425
Bain Capital Credit CLO Ltd. (a)(b)
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.68%, 07/24/34		250	246,188
Series 2021-5A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/23/34		500	500,120
Ballyrock CLO Ltd., Series 2022-21A, Class D, (3-mo. CME Term SOFR + 8.76%), 14.08%, 10/20/35 (a)(b)		500	518,038
Barings CLO Ltd. (a)(b)
Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.86%), 9.19%, 07/18/29		250	251,318
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/15/30		1,500	1,503,738
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 7.04%, 01/20/31 (a)(b)		1,500	1,504,443
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.04%, 04/20/31 (a)(b)		1,500	1,504,406
Birch Grove CLO Ltd., Series 2021-3A, Class D1, (3-mo. CME Term SOFR + 3.46%), 8.79%, 01/19/35 (a)(b)		250	249,251
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.49%, 04/15/34 (a)(b)		500	492,576
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37 (a)(b)		1,200	1,216,035
Buckhorn Park CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 07/18/34 (a)(b)		2,500	2,500,004
Canyon Capital CLO Ltd. (a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.49%, 07/15/31		250	250,253
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.94%, 04/15/34		500	501,244
Carlyle Global Market Strategies CLO Ltd. (a)(b)
Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.21%), 6.53%, 08/14/30		74	73,624
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.61%), 8.93%, 08/14/30		1,000	1,000,394
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.79%, 04/20/32 (a)(b)		500	501,709
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 12.03%, 07/20/32 (a)(b)		500	493,636
CarVal CLO VC Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.84%, 10/15/34 (a)(b)		250	250,827
Security		Par (000)	Value
Asset-Backed Securities (continued)
CBAM Ltd., Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.66%), 7.99%, 07/20/30 (a)(b)	USD	350	$ 350,519
Cedar Funding IX CLO Ltd. (a)(b)
Series 2018-9A, Class A1, (3-mo. CME Term SOFR + 1.24%), 6.57%, 04/20/31		206	206,827
Series 2018-9A, Class D, (3-mo. CME Term SOFR + 2.86%), 8.19%, 04/20/31		250	250,029
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, (3-mo. CME Term SOFR + 1.26%), 6.59%, 01/20/31 (a)(b)		403	403,286
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/20/32 (a)(b)		930	929,968
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/15/33 (a)(b)		500	499,543
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.12%, 04/20/35 (a)(b)		400	399,970
CIFC Funding Ltd. (a)(b)
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 9.14%, 07/16/30		500	502,417
Series 2014-2RA, Class B1, (3-mo. CME Term SOFR + 3.06%), 8.38%, 04/24/30		750	752,327
Series 2014-3A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.39%, 10/22/31		250	251,014
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.70%, 01/22/31		725	726,336
Series 2015-3A, Class AR, (3-mo. CME Term SOFR + 1.13%), 6.46%, 04/19/29		107	107,277
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.73%, 04/21/37		1,000	1,011,883
Series 2017-2A, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.54%, 04/20/30		363	363,432
Series 2017-4A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.53%, 10/24/30		317	317,205
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.69%, 04/20/32		500	501,718
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.69%, 07/15/36		500	501,266
Series 2022-7A, Class C, (3-mo. CME Term SOFR + 3.85%), 9.17%, 10/22/35		500	503,203
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.67%, 10/22/35		600	608,059
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 5.58%, 01/15/37 (a)		894	818,813
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.44%, 10/15/30 (a)(b)		280	280,257
Dryden CLO Ltd. (a)(b)
Series 2017-53A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/15/31		1,320	1,321,082
Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.24%, 04/18/31		1,250	1,247,252
Series 2022-106A, Class C, (3-mo. CME Term SOFR + 3.90%), 9.23%, 10/15/35		500	503,091
Dryden Senior Loan Fund (a)(b)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 01/15/31		225	225,257
Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/15/30		250	251,036
Eaton Vance CLO Ltd., Series 2015-1A, Class A2R, (3- mo. CME Term SOFR + 1.51%), 6.84%, 01/20/30 (a)(b)		1,000	1,002,100

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50 (b)	USD	110	$ 87,731
Elmwood CLO 21 Ltd., Series 2022-8A, Class CR, (3- mo. CME Term SOFR + 2.70%), 8.02%, 10/20/36 (a)(b)		500	506,430
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 7.69%, 04/18/37 (a)(b)		1,300	1,312,560
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 10/20/34 (a)(b)		436	436,973
Elmwood CLO VI Ltd. (a)(b)
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/34		250	251,149
Series 2020-3A, Class BRR, 07/18/37 (c)		250	250,000
Fairstone Financial Issuance Trust I, Series 2020-1A, Class C, 5.16%, 10/20/39 (b)	CAD	170	116,446
Flatiron CLO Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.53%, 04/17/31 (a)(b)	USD	944	944,384
Galaxy CLO Ltd., Series 2023-31A, Class E, (3-mo. CME Term SOFR + 8.43%), 13.76%, 04/15/36 (a)(b)		350	365,216
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (3-mo. CME Term SOFR + 2.01%), 7.34%, 04/20/31 (a)(b)		250	250,251
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3- mo. CME Term SOFR + 1.28%), 6.61%, 05/16/31 (a)(b)		1,268	1,268,636
Generate CLO Ltd. (a)(b)
Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/22/31		176	175,978
Series 4A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.74%, 04/20/32		1,500	1,500,472
Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.09%, 01/22/35		750	753,518
GoldenTree Loan Management U.S. CLO Ltd. (a)(b)
Series 12A, Class B, (3-mo. CME Term SOFR + 1.95%), 7.27%, 04/20/34		1,000	1,004,754
Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/20/30		250	250,478
Series 2019-5A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.18%, 04/24/31		500	501,790
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.15%, 07/20/34 (a)(b)		250	250,583
Gracie Point International Funding LLC, Series 2023-1A, Class D, (90-day Avg SOFR + 4.50%), 9.85%, 09/01/26 (a)(b)		162	164,264
Grippen Park CLO Ltd., Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.89%, 01/20/30 (a)(b)		250	250,105
Highbridge Loan Management Ltd., Series 3A-2014, Class CR, (3-mo. CME Term SOFR + 3.86%), 9.19%, 07/18/29 (a)(b)		1,000	1,005,346
Litigation Fee Residual, Series 2020-1, Class A, 4.00%, 10/30/27 (d)		229	227,393
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1 mo. Term SOFR + 0.59%), 5.94%, 09/25/36 (a)		5,921	1,582,531
Madison Park Funding LIV Ltd., Series 2022-54A, Class E1, (3-mo. CME Term SOFR + 8.95%), 14.27%, 10/21/34 (a)(b)		263	271,702
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 6.83%, 04/18/37 (a)(b)		1,300	1,301,109
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.84%, 04/19/33 (a)(b)	USD	500	$ 501,432
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.19%, 07/21/30 (a)(b)		1,000	1,005,424
Madison Park Funding XXIII Ltd. (a)(b)
Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 6.56%, 07/27/31		958	958,809
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 07/27/31		600	600,358
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.94%, 04/25/32 (a)(b)		250	251,140
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 7.27%, 04/15/37 (a)(b)		1,000	1,005,267
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, (3-mo. CME Term SOFR + 2.16%), 7.48%, 07/17/34 (a)(b)		250	249,452
Marble Point CLO XVII Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 4.01%), 9.34%, 04/20/33 (a)(b)		250	250,031
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 9.24%, 01/22/35 (a)(b)		250	250,252
Mariner Finance Issuance Trust, Series 2022-AA, Class A, 6.45%, 10/20/37 (b)		515	515,943
Navient Private Education Refi Loan Trust (b)
Series 2019-D, Class A2A, 3.01%, 12/15/59		457	432,472
Series 2019-GA, Class A, 2.40%, 10/15/68		160	150,125
Series 2021-CA, Class A, 1.06%, 10/15/69		732	644,963
Series 2021-DA, Class C, 3.48%, 04/15/60		770	682,006
Series 2021-DA, Class D, 4.00%, 04/15/60		440	400,740
Series 2021-EA, Class A, 0.97%, 12/16/69		869	755,764
Series 2023-A, Class A, 5.51%, 10/15/71		154	154,347
Nelnet Student Loan Trust (b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	380,386
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,641,568
Series 2021-CA, Class AFL, (1 mo. Term SOFR + 0.85%), 6.19%, 04/20/62 (a)		338	335,462
Neuberger Berman Loan Advisers CLO Ltd. (a)(b)
Series 2019-35R, Class CR, (3-mo. CME Term SOFR + 2.30%), 7.63%, 01/19/33		1,500	1,511,902
Series 2020-37A, Class CR, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/20/31		1,162	1,161,792
Neuberger Berman Loan Advisers NBLA CLO Ltd., Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 11.07%, 10/24/35 (a)(b)		568	577,563
OCP CLO Ltd. (a)(b)
Series 16-11R, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 7.27%, 04/26/36		500	504,043
Series 2015-9A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 7.08%, 01/15/33		250	250,513
Series 2017-13A, Class A1AR, (3-mo. CME Term SOFR + 1.22%), 6.55%, 07/15/30		881	881,861
Series 2017-14A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.09%, 11/20/30		1,620	1,623,232
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.64%, 07/15/34 (a)(b)		250	245,016
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.56%, 07/19/30 (a)(b)	USD	1,981	$ 1,982,233
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/25/31 (a)(b)		500	500,520
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, (3-mo. CME Term SOFR + 1.26%), 6.58%, 02/14/31 (a)(b)		239	239,082
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 8.34%, 01/22/30 (a)(b)		500	500,108
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3-mo. CME Term SOFR + 3.41%), 8.73%, 10/17/29 (a)(b)		875	875,453
OZLM XXI Ltd., Series 2017-21A, Class C, (3-mo. CME Term SOFR + 2.93%), 8.26%, 01/20/31 (a)(b)		1,000	1,001,410
Palmer Square CLO Ltd. (a)(b)
Series 2013-2A, Class A2R3, (3-mo. CME Term SOFR + 1.76%), 7.08%, 10/17/31		250	250,468
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 8.34%, 07/20/30		250	250,526
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.97%, 11/15/36		250	251,780
Series 2020-3ARR, Class A2R2, (3-mo. CME Term SOFR + 2.30%), 7.62%, 11/15/36		250	254,063
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 4.00%), 9.32%, 10/20/35		1,000	1,012,223
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.16%), 6.49%, 04/20/29		28	28,165
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.39%, 05/20/29		55	54,697
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.39%, 07/20/29		254	254,005
Park Avenue Institutional Advisers CLO Ltd., Series 2017- 1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 12.39%, 02/14/34 (a)(b)		1,300	1,251,765
Prodigy Finance DAC, Series 2021-1A, Class C, (1 mo. Term SOFR + 3.86%), 9.21%, 07/25/51 (a)(b)		68	69,000
Rad CLO Ltd., Series 2019-3A, Class DR, (3-mo. CME Term SOFR + 3.01%), 8.34%, 04/15/32 (a)(b)		400	400,407
Regatta XI Funding Ltd., Series 2018-1A, Class D, (3- mo. CME Term SOFR + 3.11%), 8.43%, 07/17/31 (a)(b)		370	370,003
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.04%, 01/15/34 (a)(b)		850	851,970
Regional Management Issuance Trust, Series 2022-2B, Class A, 7.10%, 11/17/32 (b)		200	201,411
Republic Finance Issuance Trust, Series 2020-A, Class C, 4.05%, 11/20/30 (b)		240	232,784
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 7.74%, 10/23/30 (a)(b)		500	500,075
Shackleton CLO Ltd., Series 2015-7RA, Class C, (3-mo. CME Term SOFR + 2.61%), 7.94%, 07/15/31 (a)(b)		250	250,268
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3-mo. CME Term SOFR + 1.21%), 6.54%, 10/26/34 (a)(b)		900	900,140
SMB Private Education Loan Trust (b)
Series 2019-A, Class A2A, 3.44%, 07/15/36		1,014	978,507
Series 2019-B, Class A2A, 2.84%, 06/15/37		211	201,140
Series 2021-A, Class A2B, 1.59%, 01/15/53		325	290,529
Series 2021-A, Class B, 2.31%, 01/15/53		221	207,381
Series 2021-C, Class C, 3.00%, 01/15/53		127	106,456
Security		Par (000)	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust (b) (continued)
Series 2021-C, Class D, 3.93%, 01/15/53	USD	86	$ 76,260
Series 2021-D, Class A1A, 1.34%, 03/17/53		990	895,787
Series 2022-C, Class A1A, 4.48%, 05/16/50		315	305,980
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.80%), 7.13%, 10/16/56 (a)		207	211,780
Series 2023-C, Class A1A, 5.67%, 11/15/52		1,473	1,486,585
Sterling COOFS Trust (d)
Series 2004-1, Class A, 2.00%, 04/15/29		700	7,002
Series 2004-2, Class Note, 2.08%, 03/30/30 (b)		402	4,024
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		23	20,337
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54 (b)		295	297,623
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.18%, 04/23/35 (a)(b)		600	600,491
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.52%, 07/15/30 (a)(b)		391	391,416
TCW CLO Ltd., Series 2020-1A, Class DRR, (3-mo. CME Term SOFR + 3.66%), 8.99%, 04/20/34 (a)(b)		250	250,180
TICP CLO IX Ltd., Series 2017-9A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.49%, 01/20/31 (a)(b)		500	500,432
TICP CLO XV Ltd., Series 2020-15A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.74%, 04/20/33 (a)(b)		250	250,655
Trestles CLO Ltd. (a)(b)
Series 2017-1A, Class B1R, (3-mo. CME Term SOFR + 2.01%), 7.34%, 04/25/32		1,750	1,747,734
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.49%, 04/25/32		250	250,352
Series 2017-1A, Class CRR, 07/25/37 (c)		1,750	1,750,000
Series 2017-1A, Class D1RR, 07/25/37 (c)		250	250,000
Trimaran CAVU Ltd. (a)(b)
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 10.31%, 11/26/32		500	500,420
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.84%, 10/25/34		500	499,969
Series 2022-1, Class E, (3-mo. CME Term SOFR + 9.08%), 14.40%, 10/22/35		500	513,483
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 6.12%), 11.44%, 01/20/36		400	408,715
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 14.26%, 07/20/36		500	521,753
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32 (e)	GBP	6	7,856
Voya CLO Ltd. (a)(b)
Series 2014-2A, Class A1RR, (3-mo. CME Term SOFR + 1.28%), 6.60%, 04/17/30	USD	97	97,118
Series 2017-2A, Class A2AR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 06/07/30		250	250,187
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.63%, 04/20/34		1,900	1,900,499
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.84%, 07/15/31		1,000	1,000,500
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.19%, 01/20/35 (a)(b)		725	725,092
Whitebox CLO I Ltd., Series 2019-1A, Class D1RR, (3- mo. CME Term SOFR + 3.10%), 8.44%, 07/24/36 (a)(b)		500	500,000

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.93%, 10/24/34 (a)(b)	USD	500	$ 501,526
Whitebox CLO III Ltd. (a)(b)
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.94%, 10/15/34		250	250,769
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.44%, 10/15/34		250	251,020
Total Asset-Backed Securities — 17.0% (Cost: $97,182,958)			96,661,726
Corporate Bonds
Advertising Agencies (b) — 0.1%
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		325	311,927
Stagwell Global LLC, 5.63%, 08/15/29		69	63,729
			375,656
Aerospace & Defense — 3.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (b)		170	173,295
Boeing Co.
6.30%, 05/01/29 (b)		1,840	1,865,871
2.95%, 02/01/30		800	684,902
3.60%, 05/01/34		550	442,509
6.53%, 05/01/34 (b)(f)		435	445,396
Bombardier, Inc. (b)
7.88%, 04/15/27		69	69,176
6.00%, 02/15/28 (f)		261	257,997
7.50%, 02/01/29		3	3,109
8.75%, 11/15/30 (f)		294	317,750
7.25%, 07/01/31		83	85,218
7.00%, 06/01/32		136	137,889
7.45%, 05/01/34		100	112,324
Embraer Netherlands Finance BV, 7.00%, 07/28/30 (b)		263	274,424
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (b)(f)		200	198,000
General Electric Co., 6.15%, 08/07/37		2,150	2,248,318
L3Harris Technologies, Inc.
2.90%, 12/15/29		1,200	1,070,268
1.80%, 01/15/31		300	242,715
Lockheed Martin Corp., 3.80%, 03/01/45		800	637,707
Northrop Grumman Corp.
4.70%, 03/15/33		400	385,901
3.85%, 04/15/45		850	662,253
RTX Corp.
2.38%, 03/15/32		1,000	819,631
5.15%, 02/27/33		900	890,652
4.50%, 06/01/42		300	259,833
Spirit AeroSystems, Inc. (b)
9.38%, 11/30/29		296	318,685
9.75%, 11/15/30		279	307,769
TransDigm, Inc. (b)
6.75%, 08/15/28		614	621,506
6.38%, 03/01/29 (f)		1,225	1,231,178
7.13%, 12/01/31		466	480,156
6.63%, 03/01/32 (f)		1,599	1,615,085
Triumph Group, Inc., 9.00%, 03/15/28 (b)		476	498,962
			17,358,479
Security		Par (000)	Value
Air Freight & Logistics — 0.2%
FedEx Corp., 4.75%, 11/15/45 (f)	USD	1,250	$ 1,077,635
Rand Parent LLC, 8.50%, 02/15/30 (b)		15	15,186
			1,092,821
Automobile Components — 0.6%
Aptiv PLC, 4.40%, 10/01/46		465	362,844
Champions Financing, Inc., 8.75%, 02/15/29 (b)(f)		217	222,528
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26 (e)	EUR	200	213,119
8.50%, 05/15/27 (b)(f)	USD	1,287	1,294,260
6.75%, 05/15/28 (b)		340	344,098
Dana Financing Luxembourg SARL, 8.50%, 07/15/31 (e)	EUR	100	116,587
Forvia SE, 3.75%, 06/15/28 (e)		100	103,080
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (b)	USD	262	265,517
Goodyear Tire & Rubber Co., 5.63%, 04/30/33		81	73,218
Phinia, Inc., 6.75%, 04/15/29 (b)		80	81,187
Schaeffler AG, 4.75%, 08/14/29 (e)	EUR	100	107,791
Tenneco, Inc., 8.00%, 11/17/28 (b)	USD	39	35,503
ZF Finance GmbH, 3.75%, 09/21/28 (e)	EUR	100	103,620
			3,323,352
Automobiles — 0.9%
Asbury Automotive Group, Inc., 4.50%, 03/01/28	USD	10	9,475
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29 (e)	GBP	100	125,462
Carvana Co. (b)(g)
(13.00% PIK), 13.00%, 06/01/30	USD	70	76,627
(14.00% PIK), 14.00%, 06/01/31		363	408,822
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		117	120,986
Ford Motor Co., 4.75%, 01/15/43		2,000	1,617,302
Ford Motor Credit Co. LLC, 7.20%, 06/10/30 (f)		200	210,383
General Motors Co., 6.25%, 10/02/43		2,506	2,495,543
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30 (a)(e)	EUR	100	105,223
			5,169,823
Banks — 5.3%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30 (a)(e)		100	107,365
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29 (a)(e)		100	107,277
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00% (a)(e)(h)	USD	500	486,250
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26 (e)		252	240,818
Bank of America Corp., (3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29 (a)(f)		4,000	3,854,053
Barclays Bank PLC, 1.00%, 02/16/29 (i)		229	237,409
Barclays PLC, (1-year CMT + 1.05%), 2.28%, 11/24/27 (a)(f)		3,000	2,779,212
BNP Paribas SA, (5-year CMT + 3.73%), 8.00% (a)(b)(h)		1,000	1,003,728
Citigroup, Inc., (1-day SOFR + 2.34%), 6.27%, 11/17/33 (a)(f)		1,567	1,641,171
Credit Suisse AG/New York, 5.00%, 07/09/27		900	892,590
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29 (a)(f)		850	877,185
Freedom Mortgage Corp., 12.25%, 10/01/30 (b)		65	69,922
Goldman Sachs Group, Inc., (3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29 (a)(f)		4,000	3,850,498
HSBC Holdings PLC, 6.10%, 01/14/42		610	648,885
JPMorgan Chase & Co. (a)
(1-day SOFR + 1.18%), 2.55%, 11/08/32 (f)		1,000	832,685
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (a) (continued)
(1-day SOFR + 1.62%), 5.34%, 01/23/35	USD	540	$ 536,772
(1-day SOFR + 2.08%), 4.91%, 07/25/33		1,381	1,341,278
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30		1,000	935,031
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41		800	598,714
Morgan Stanley (a)
(1-day SOFR + 1.73%), 5.12%, 02/01/29 (f)		3,000	2,988,140
(1-day SOFR + 1.73%), 5.47%, 01/18/35		600	598,434
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35 (a)(e)	EUR	100	108,060
NatWest Group PLC, (1-year CMT + 2.27%), 5.52%, 09/30/28 (a)	USD	1,000	1,000,342
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33 (a)(b)		500	478,030
Wells Fargo & Co. (a)
(1-day SOFR + 1.78%), 5.50%, 01/23/35 (f)		1,290	1,285,476
(1-day SOFR + 2.02%), 5.39%, 04/24/34		1,124	1,111,150
(1-day SOFR + 2.53%), 3.07%, 04/30/41 (f)		2,250	1,649,885
			30,260,360
Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46 (f)		4,600	4,241,015
Keurig Dr. Pepper, Inc., 2.25%, 03/15/31		400	332,953
			4,573,968
Biotechnology — 0.6%
Amgen, Inc.
5.25%, 03/02/30 (f)		800	805,869
4.20%, 03/01/33		1,000	926,440
5.25%, 03/02/33		600	598,251
4.40%, 05/01/45		650	546,930
Baxalta, Inc., 5.25%, 06/23/45		500	469,862
Cidron Aida Finco SARL, 5.00%, 04/01/28 (e)	EUR	100	98,992
			3,446,344
Broadline Retail — 0.4%
Amazon.com, Inc., 4.05%, 08/22/47 (f)	USD	1,500	1,248,815
LCM Investments Holdings II LLC (b)
4.88%, 05/01/29		55	51,410
8.25%, 08/01/31 (f)		244	254,609
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (b)		44	43,469
Rakuten Group, Inc. (b)
11.25%, 02/15/27		200	213,601
9.75%, 04/15/29		200	206,150
			2,018,054
Building Materials — 0.7%
Builders FirstSource, Inc., 6.38%, 03/01/34 (b)		115	113,851
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28 (b)(f)		183	179,413
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30 (b)	EUR	110	122,222
6.38%, 12/15/30 (e)		100	111,111
6.63%, 12/15/30 (b)(f)	USD	1,408	1,418,985
07/15/31 (b)(c)		122	123,525
Jeld-Wen, Inc., 4.63%, 12/15/25 (b)		122	119,834
Masterbrand, Inc., 7.00%, 07/15/32 (b)		79	79,893
New Enterprise Stone & Lime Co., Inc. (b)
5.25%, 07/15/28		55	51,927
9.75%, 07/15/28		32	32,533
Smyrna Ready Mix Concrete LLC (b)
6.00%, 11/01/28		262	255,965
Security		Par (000)	Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC (b) (continued)
8.88%, 11/15/31	USD	479	$ 508,184
Standard Industries, Inc. (b)
5.00%, 02/15/27		157	152,614
4.75%, 01/15/28		3	2,854
4.38%, 07/15/30		170	153,598
3.38%, 01/15/31		44	37,071
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31 (b)(f)		295	305,518
			3,769,098
Building Products — 1.1%
Beacon Roofing Supply, Inc. (b)
4.13%, 05/15/29		68	61,946
6.50%, 08/01/30		76	76,685
Foundation Building Materials, Inc., 6.00%, 03/01/29 (b)		47	41,710
Home Depot, Inc., 5.88%, 12/16/36		1,660	1,758,849
Lowe ’ s Cos., Inc.
1.70%, 10/15/30		1,600	1,306,355
5.00%, 04/15/33 (f)		1,000	984,604
4.38%, 09/15/45		1,000	819,378
White Cap Buyer LLC, 6.88%, 10/15/28 (b)		974	939,804
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26 (b)(f)(g)		218	218,005
			6,207,336
Capital Markets — 0.4%
Apollo Debt Solutions BDC, 6.90%, 04/13/29 (b)		135	135,673
Ares Capital Corp.
5.88%, 03/01/29		90	88,704
5.95%, 07/15/29		180	176,951
Aretec Group, Inc., 10.00%, 08/15/30 (b)		65	70,693
Blackstone Private Credit Fund
3.25%, 03/15/27		53	48,930
5.95%, 07/16/29 (b)		76	74,431
6.25%, 01/25/31 (b)		103	102,408
Blue Owl Capital Corp.
3.75%, 07/22/25		129	125,755
3.40%, 07/15/26		12	11,307
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (b)		94	96,984
Blue Owl Credit Income Corp.
7.75%, 09/16/27		215	220,913
6.60%, 09/15/29 (b)		60	59,187
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (b)(f)		129	122,353
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		115	114,092
5.25%, 05/15/27		431	404,547
9.75%, 01/15/29 (b)		188	194,768
4.38%, 02/01/29		142	121,416
9.00%, 06/15/30 (b)		106	105,465
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70% (a)(h)		171	172,019
			2,446,596
Chemicals — 0.8%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (b)		173	179,651
Axalta Coating Systems LLC, 3.38%, 02/15/29 (b)(f)		198	177,147
Braskem Idesa SAPI, 6.99%, 02/20/32 (b)		200	152,200
Chemours Co.
5.38%, 05/15/27		144	136,688
5.75%, 11/15/28 (b)		118	108,943

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Chemours Co. (continued)
4.63%, 11/15/29 (b)	USD	157	$ 135,177
Element Solutions, Inc., 3.88%, 09/01/28 (b)		470	431,935
HB Fuller Co., 4.25%, 10/15/28		74	69,747
Herens Holdco SARL, 4.75%, 05/15/28 (b)		200	173,488
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (b)(f)		220	221,742
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29 (e)	EUR	100	113,387
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26 (b)(g)	USD	194	158,721
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (b)		90	85,180
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28 (e)	EUR	100	114,739
9.75%, 11/15/28 (b)(f)	USD	363	384,043
7.25%, 06/15/31 (b)		320	318,083
Sasol Financing USA LLC, 6.50%, 09/27/28		200	190,312
Sherwin-Williams Co., 4.50%, 06/01/47		350	295,137
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)		311	281,646
WR Grace Holdings LLC (b)
4.88%, 06/15/27		105	101,255
5.63%, 08/15/29 (f)		677	623,988
7.38%, 03/01/31		152	154,046
			4,607,255
Commercial Services & Supplies — 2.7%
ADT Security Corp. (b)
4.13%, 08/01/29		19	17,522
4.88%, 07/15/32		39	35,814
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)		821	823,136
Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)
6.63%, 07/15/26 (f)		14	13,958
9.75%, 07/15/27		63	62,615
6.00%, 06/01/29 (f)		898	786,096
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (b)		729	664,492
4.88%, 06/01/28 (e)	GBP	100	113,611
APX Group, Inc., 5.75%, 07/15/29 (b)(f)	USD	181	173,657
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28 (e)	EUR	100	99,609
Block, Inc.
2.75%, 06/01/26	USD	450	425,069
3.50%, 06/01/31		43	37,094
6.50%, 05/15/32 (b)(f)		917	929,279
Boels Topholding BV, 5.75%, 05/15/30 (e)	EUR	100	108,487
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)	USD	400	417,061
Brink ’ s Co. (b)
6.50%, 06/15/29		85	85,891
6.75%, 06/15/32		128	128,939
Fortress Transportation and Infrastructure Investors LLC (b)
7.88%, 12/01/30		502	525,157
7.00%, 05/01/31		521	532,284
7.00%, 06/15/32		340	344,810
Garda World Security Corp. (b)
4.63%, 02/15/27		88	84,089
9.50%, 11/01/27		96	96,444
7.75%, 02/15/28		370	376,840
6.00%, 06/01/29		57	52,003
Global Payments, Inc., 1.50%, 03/01/31 (b)(i)		346	316,763
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Grand Canyon University, 5.13%, 10/01/28	USD	702	$ 633,071
Herc Holdings, Inc. (b)
5.50%, 07/15/27		85	83,670
6.63%, 06/15/29		149	151,089
ITR Concession Co. LLC, 4.20%, 07/15/25 (b)(f)		4,000	3,899,226
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (b)		82	76,448
Moody ’ s Corp., 2.75%, 08/19/41		350	242,043
NESCO Holdings II, Inc., 5.50%, 04/15/29 (b)		99	91,696
Prime Security Services Borrower LLC/Prime Finance, Inc. (b)
5.75%, 04/15/26		50	49,620
6.25%, 01/15/28 (f)		216	212,851
Q-Park Holding I BV, 02/15/30 (c)(e)	EUR	100	106,827
Service Corp. International, 4.00%, 05/15/31	USD	20	17,811
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26 (b)		370	358,256
Shift4 Payments, Inc., 0.00%, 12/15/25 (i)(j)		112	128,775
Sotheby ’ s, 7.38%, 10/15/27 (b)(f)		465	388,301
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (b)(f)		400	297,671
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (e)	EUR	88	94,064
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26 (b)	USD	580	567,113
United Rentals North America, Inc., 6.13%, 03/15/34 (b)		102	101,628
Verisure Holding AB, 9.25%, 10/15/27 (e)	EUR	100	113,253
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)	USD	333	343,920
Williams Scotsman, Inc. (b)
6.63%, 06/15/29		104	104,823
7.38%, 10/01/31		199	204,792
			15,517,668
Communications Equipment — 0.0%
CommScope, Inc., 4.75%, 09/01/29 (b)		108	74,769
Construction & Engineering — 0.3%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29 (b)		200	205,250
Arcosa, Inc., 4.38%, 04/15/29 (b)		117	108,649
Azzurra Aeroporti SpA, 2.63%, 05/30/27 (e)	EUR	100	101,230
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)	USD	1,004	1,085,017
Pike Corp., 8.63%, 01/31/31 (b)		57	60,381
			1,560,527
Construction Materials (b) — 0.1%
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		111	107,112
Gates Corp., 6.88%, 07/01/29		161	163,808
Resideo Funding, Inc., 4.00%, 09/01/29		42	37,017
Velocity Vehicle Group LLC, 8.00%, 06/01/29		70	71,998
			379,935
Consumer Finance — 0.8%
Bread Financial Holdings, Inc., 9.75%, 03/15/29 (b)		88	92,445
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34 (a)(f)		440	435,485
FMR LLC, 4.95%, 02/01/33 (b)		2,300	2,236,015
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27 (i)		191	202,746
Navient Corp.
5.50%, 03/15/29		30	27,390
9.38%, 07/25/30		148	155,618
OneMain Finance Corp.
3.50%, 01/15/27		116	108,686
6.63%, 01/15/28		78	78,277
9.00%, 01/15/29 (f)		200	211,004
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp. (continued)
5.38%, 11/15/29	USD	30	$ 28,136
7.88%, 03/15/30		247	254,671
4.00%, 09/15/30		115	98,698
7.50%, 05/15/31		58	58,689
Raymond James Financial, Inc., 4.95%, 07/15/46		400	359,990
			4,347,850
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (b)
3.25%, 03/15/26		34	32,660
5.88%, 02/15/28		62	61,280
6.50%, 02/15/28		80	80,379
3.50%, 03/15/29		198	178,109
4.88%, 02/15/30		55	51,975
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 (b)		249	241,282
Kraft Heinz Foods Co.
5.00%, 06/04/42		500	452,092
4.38%, 06/01/46		200	162,656
Lamb Weston Holdings, Inc. (b)
4.13%, 01/31/30		90	81,729
4.38%, 01/31/32		94	83,836
Performance Food Group, Inc., 4.25%, 08/01/29 (b)		34	30,954
Post Holdings, Inc. (b)
4.63%, 04/15/30		67	61,567
4.50%, 09/15/31		9	8,067
6.25%, 02/15/32		169	169,220
U.S. Foods, Inc. (b)
6.88%, 09/15/28		93	95,085
4.75%, 02/15/29		44	41,733
4.63%, 06/01/30		27	25,085
7.25%, 01/15/32 (f)		148	153,593
United Natural Foods, Inc., 6.75%, 10/15/28 (b)		50	45,138
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30 (f)		19	15,905
			2,072,345
Containers & Packaging — 0.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29 (b)(f)		666	563,606
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26 (e)	EUR	200	177,566
4.13%, 08/15/26 (b)	USD	202	175,329
Clydesdale Acquisition Holdings, Inc. (b)
6.63%, 04/15/29		219	215,241
8.75%, 04/15/30 (f)		476	465,840
LABL, Inc. (b)
6.75%, 07/15/26		40	39,500
5.88%, 11/01/28		89	81,155
9.50%, 11/01/28		301	303,371
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/27 (f)		1,742	1,776,825
9.25%, 04/15/27		44	44,028
OI European Group BV, 6.25%, 05/15/28	EUR	100	110,710
Owens-Brockway Glass Container, Inc. (b)
6.63%, 05/13/27	USD	27	26,945
7.25%, 05/15/31		118	117,795
Sealed Air Corp. (b)
5.00%, 04/15/29		38	36,165
Security		Par (000)	Value
Containers & Packaging (continued)
Sealed Air Corp. (b) (continued)
6.50%, 07/15/32	USD	101	$ 100,433
Trident TPI Holdings, Inc., 12.75%, 12/31/28 (b)		23	25,121
			4,259,630
Diversified Consumer Services (b) — 0.1%
Match Group Holdings II LLC
5.63%, 02/15/29		6	5,763
4.13%, 08/01/30		20	17,696
3.63%, 10/01/31 (f)		134	113,502
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25		189	163,435
			300,396
Diversified REITs — 1.7%
American Tower Corp., 2.90%, 01/15/30 (f)		2,500	2,203,895
Crown Castle, Inc.
3.10%, 11/15/29		750	669,554
2.10%, 04/01/31		1,000	809,827
ERP Operating LP, 4.50%, 06/01/45		1,155	966,982
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (b)		130	135,153
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)		127	116,007
Prologis LP, 4.63%, 01/15/33 (f)		1,000	957,729
SBA Communications Corp.
3.13%, 02/01/29 (f)		321	286,187
3.88%, 02/15/27		18	17,154
Simon Property Group LP, 4.75%, 03/15/42		1,670	1,471,282
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC (b)
10.50%, 02/15/28 (f)		901	882,333
10.50%, 02/15/28		157	153,747
Ventas Realty LP, 4.13%, 01/15/26		870	850,065
			9,519,915
Diversified Telecommunication Services — 4.0%
Altice Financing SA (b)
9.63%, 07/15/27		217	198,836
5.75%, 08/15/29		200	145,211
Altice France SA/France
11.50%, 02/01/27 (e)	EUR	100	87,577
5.13%, 07/15/29 (b)	USD	544	357,735
5.50%, 10/15/29 (b)		200	131,817
AT&T, Inc.
6.38%, 03/01/41		520	548,182
5.15%, 03/15/42		1,200	1,111,046
4.75%, 05/15/46		1,500	1,297,309
Bell Telephone Co. of Canada or Bell Canada, 3.65%, 03/17/51		335	240,325
Cablevision Lightpath LLC (b)
3.88%, 09/15/27		220	194,514
5.63%, 09/15/28		200	161,264
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30 (e)(i)	EUR	100	106,777
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26 (b)	USD	300	289,545
Frontier Communications Holdings LLC (b)
5.00%, 05/01/28 (f)		293	276,034
8.75%, 05/15/30 (f)		1,073	1,105,665
8.63%, 03/15/31		198	203,965
GCI LLC, 4.75%, 10/15/28 (b)		72	65,720
Iliad Holding SASU (b)
6.50%, 10/15/26		256	254,866
8.50%, 04/15/31		200	202,508

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
iliad SA (e)
5.38%, 06/14/27	EUR	100	$ 108,873
5.63%, 02/15/30		100	109,594
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (e)		100	103,882
Kenbourne Invest SA, 6.88%, 11/26/24 (b)	USD	233	99,025
Level 3 Financing, Inc. (b)
10.50%, 04/15/29		744	742,140
4.88%, 06/15/29		306	174,562
11.00%, 11/15/29 (f)		677	692,499
10.50%, 05/15/30 (f)		686	679,424
Lorca Telecom Bondco SA, 5.75%, 04/30/29 (e)	EUR	100	109,639
Lumen Technologies, Inc. (b)
4.13%, 04/15/29	USD	140	90,895
4.13%, 04/15/30		140	87,405
Network i2i Ltd., (5-year CMT + 4.27%), 5.65% (a)(e)(h)		400	395,800
Rogers Communications, Inc., 7.50%, 08/15/38 (f)		2,325	2,704,676
Sable International Finance Ltd., 5.75%, 09/07/27 (b)		200	192,688
SoftBank Group Corp. (e)
2.88%, 01/06/27	EUR	100	101,363
3.88%, 07/06/32		100	95,850
Telecom Italia Capital SA (b)
6.00%, 09/30/34	USD	200	189,277
7.20%, 07/18/36		200	206,120
T-Mobile U.S., Inc.
2.55%, 02/15/31		500	424,437
4.50%, 04/15/50		500	417,583
Verizon Communications, Inc., 6.55%, 09/15/43 (f)		5,000	5,488,777
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31 (e)	GBP	100	104,257
Vodafone Group PLC, 4.25%, 09/17/50 (f)	USD	700	546,105
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (b)		110	103,625
Zayo Group Holdings, Inc. (b)
4.00%, 03/01/27 (f)		1,773	1,417,985
6.13%, 03/01/28		458	306,656
			22,672,033
Electric Utilities — 5.0%
Baltimore Gas and Electric Co.
3.50%, 08/15/46		800	576,939
3.75%, 08/15/47		500	374,486
CenterPoint Energy Houston Electric LLC, 4.45%, 10/01/32		750	710,140
Clearway Energy Operating LLC, 4.75%, 03/15/28 (b)		93	88,864
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	439,683
Duke Energy Carolinas LLC
6.10%, 06/01/37		640	659,586
6.00%, 01/15/38		1,675	1,741,973
Duke Energy Florida LLC
6.35%, 09/15/37 (f)		2,775	2,953,999
6.40%, 06/15/38		770	825,106
E.ON International Finance BV, 6.65%, 04/30/38 (b)		2,000	2,153,121
Edison International, Series A, (5-year CMT + 4.70%), 5.38% (a)(h)		21	20,457
Electricite de France SA, 5.60%, 01/27/40 (b)		2,800	2,735,591
Eversource Energy, 2.55%, 03/15/31		350	290,975
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (e)		486	462,505
NextEra Energy Operating Partners LP (b)
3.88%, 10/15/26		41	38,988
7.25%, 01/15/29		106	108,700
NiSource, Inc., 1.70%, 02/15/31		400	318,102
NRG Energy, Inc., 7.00%, 03/15/33 (b)		74	78,115
Security		Par (000)	Value
Electric Utilities (continued)
Ohio Power Co., Series D, 6.60%, 03/01/33 (f)	USD	3,000	$ 3,175,247
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32		1,000	931,819
4.55%, 09/15/32 (f)		1,000	955,504
San Diego Gas & Electric Co.
4.95%, 08/15/28		1,565	1,557,796
Series VVV, 1.70%, 10/01/30		750	615,467
Southern California Edison Co., 5.63%, 02/01/36		1,300	1,297,689
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (e)		203	204,343
Talen Energy Supply LLC, 8.63%, 06/01/30 (b)		91	97,026
TransAlta Corp., 7.75%, 11/15/29		44	45,915
Virginia Electric and Power Co., Series A, 6.00%, 05/15/37 (f)		3,920	4,039,793
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(b)(h)		100	100,850
Vistra Operations Co. LLC (b)
5.00%, 07/31/27		12	11,608
7.75%, 10/15/31		233	242,644
6.88%, 04/15/32		203	206,080
6.95%, 10/15/33		79	84,553
			28,143,664
Electrical Equipment — 0.1%
Nexans SA, 4.25%, 03/11/30 (e)	EUR	100	105,914
WESCO Distribution, Inc. (b)
6.38%, 03/15/29	USD	106	106,383
6.63%, 03/15/32		132	133,390
			345,687
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp., 5.00%, 12/15/29 (b)(f)		236	223,344
Corning, Inc., 4.38%, 11/15/57		2,000	1,568,656
EquipmentShare.com, Inc., 8.63%, 05/15/32 (b)		48	49,772
Imola Merger Corp., 4.75%, 05/15/29 (b)		40	37,394
Sensata Technologies, Inc., 6.63%, 07/15/32 (b)		200	201,431
Zebra Technologies Corp., 6.50%, 06/01/32 (b)		63	63,709
			2,144,306
Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (b)		218	218,869
Halliburton Co., 5.00%, 11/15/45 (f)		500	452,620
Kodiak Gas Services LLC, 7.25%, 02/15/29 (b)(f)		330	338,275
Oceaneering International, Inc., 6.00%, 02/01/28		45	44,485
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		66	66,124
7.13%, 03/15/29 (b)		244	245,856
Weatherford International Ltd., 8.63%, 04/30/30 (b)(f)		193	199,994
			1,566,223
Entertainment — 0.2%
Boyne USA, Inc., 4.75%, 05/15/29 (b)		142	132,500
Playtika Holding Corp., 4.25%, 03/15/29 (b)		54	47,383
Walt Disney Co.
7.63%, 11/30/28		385	425,491
5.40%, 10/01/43		500	494,636
			1,100,010
Environmental, Maintenance & Security Service — 0.5%
Clean Harbors, Inc., 6.38%, 02/01/31 (b)		53	53,138
Covanta Holding Corp.
4.88%, 12/01/29 (b)		92	83,971
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Covanta Holding Corp. (continued)
5.00%, 09/01/30	USD	48	$ 43,383
GFL Environmental, Inc. (b)
4.00%, 08/01/28		174	161,717
3.50%, 09/01/28		43	39,640
4.75%, 06/15/29 (f)		148	139,677
4.38%, 08/15/29		301	277,391
6.75%, 01/15/31		102	104,059
Madison IAQ LLC (b)
4.13%, 06/30/28		172	160,412
5.88%, 06/30/29 (f)		374	347,969
Paprec Holding SA, 7.25%, 11/17/29 (e)	EUR	100	112,452
Waste Management, Inc., 2.95%, 06/01/41	USD	350	252,977
Waste Pro USA, Inc., 5.50%, 02/15/26 (b)		813	801,786
			2,578,572
Financial Services — 0.9%
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42 (f)		500	453,003
Blue Owl Credit Income Corp., 6.65%, 03/15/31		210	205,243
Enact Holdings, Inc., 6.25%, 05/28/29		73	73,021
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29		226	225,854
9.13%, 05/15/31		150	145,965
GGAM Finance Ltd. (b)
7.75%, 05/15/26		30	30,613
8.00%, 02/15/27		120	123,951
8.00%, 06/15/28		113	119,017
6.88%, 04/15/29		138	140,415
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24 (b)(g)		233	224,766
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 07/01/34 (b)(c)		81	79,295
HPS Corporate Lending Fund, 6.75%, 01/30/29 (b)		140	141,029
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (b)		220	202,943
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (b)
4.25%, 02/01/27		42	39,779
4.75%, 06/15/29		46	42,493
07/15/31 (c)		125	126,094
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29 (b)		155	137,628
Macquarie Airfinance Holdings Ltd. (b)
6.40%, 03/26/29		40	40,677
8.13%, 03/30/29		176	186,066
6.50%, 03/26/31		95	97,690
Nationstar Mortgage Holdings, Inc. (b)
5.00%, 02/01/26		898	878,929
5.13%, 12/15/30		87	79,778
5.75%, 11/15/31		115	108,090
7.13%, 02/01/32 (f)		376	378,197
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29		177	182,519
7.13%, 11/15/30		149	148,541
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
2.88%, 10/15/26 (f)		604	564,068
3.88%, 03/01/31		98	85,405
4.00%, 10/15/33		56	47,191
			5,308,260
Food Products — 0.4%
Aramark International Finance SARL, 3.13%, 04/01/25 (e)	EUR	100	105,890
Aramark Services, Inc., 5.00%, 02/01/28 (b)(f)	USD	298	288,203
B&G Foods, Inc., 09/15/28 (b)(c)		48	48,779
Security		Par (000)	Value
Food Products (continued)
Bellis Acquisition Co. PLC, 8.13%, 05/14/30 (e)	GBP	100	$ 126,252
Chobani LLC/Chobani Finance Corp., Inc. (b)
4.63%, 11/15/28	USD	466	440,094
7.63%, 07/01/29		736	758,011
Darling Global Finance BV, 3.63%, 05/15/26 (e)	EUR	100	105,866
Fiesta Purchaser, Inc., 7.88%, 03/01/31 (b)	USD	93	96,096
Lion/Polaris Lux 4 SA, 07/01/29 (a)(c)(e)	EUR	100	107,095
			2,076,286
Gas Utilities (b) — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28	USD	193	198,106
KeySpan Gas East Corp., 5.82%, 04/01/41		1,010	968,262
			1,166,368
Ground Transportation — 1.3%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40		1,890	1,939,927
Genesee & Wyoming, Inc., 6.25%, 04/15/32 (b)		227	226,150
GN Bondco LLC, 9.50%, 10/15/31 (b)(f)		129	120,238
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (b)		2,146	2,116,312
Norfolk Southern Corp., 2.30%, 05/15/31 (f)		1,800	1,511,609
Uber Technologies, Inc.
0.00%, 12/15/25 (i)(j)		99	106,128
4.50%, 08/15/29 (b)(f)		277	263,923
Series 2028, 0.88%, 12/01/28 (b)(i)		316	375,724
Union Pacific Corp.
3.38%, 02/14/42		350	269,538
3.84%, 03/20/60		800	587,404
			7,516,953
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc.
2.63%, 11/01/25 (e)	EUR	100	104,695
4.63%, 07/15/28 (b)(f)	USD	158	150,353
3.88%, 11/01/29 (b)		17	15,459
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 (b)		760	778,050
Medline Borrower LP (b)
3.88%, 04/01/29		224	206,284
5.25%, 10/01/29 (f)		703	670,892
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29 (b)		221	223,501
Neogen Food Safety Corp., 8.63%, 07/20/30 (b)		136	146,824
Sotera Health Holdings LLC, 7.38%, 06/01/31 (b)		105	105,156
Thermo Fisher Scientific, Inc.
5.09%, 08/10/33		495	493,740
5.30%, 02/01/44 (f)		1,000	975,046
			3,870,000
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28 (b)		3	2,934
Aetna, Inc., 4.50%, 05/15/42		575	478,873
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)		232	220,237
Catalent Pharma Solutions, Inc. (b)
5.00%, 07/15/27		98	96,095
3.13%, 02/15/29		56	53,597
3.50%, 04/01/30		184	176,141
CHS/Community Health Systems, Inc. (b)
5.63%, 03/15/27 (f)		227	211,384
6.00%, 01/15/29 (f)		406	358,298
5.25%, 05/15/30 (f)		570	469,960
4.75%, 02/15/31 (f)		323	253,952
10.88%, 01/15/32		306	318,481
Concentra Escrow Issuer Corp., 07/15/32 (b)(c)		134	135,763
Elevance Health, Inc., 4.65%, 08/15/44		1,500	1,306,183
Encompass Health Corp., 4.75%, 02/01/30		217	203,046

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)(f)	USD	132	$ 131,153
HCA, Inc., 5.50%, 06/15/47		1,090	1,007,678
HealthEquity, Inc., 4.50%, 10/01/29 (b)		355	331,812
LifePoint Health, Inc. (b)
9.88%, 08/15/30 (f)		215	229,281
11.00%, 10/15/30 (f)		313	344,853
10.00%, 06/01/32		146	149,272
Molina Healthcare, Inc. (b)
4.38%, 06/15/28		32	30,120
3.88%, 11/15/30		122	108,459
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	586,711
Star Parent, Inc., 9.00%, 10/01/30 (b)		622	653,036
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)(f)		337	340,416
Tenet Healthcare Corp., 6.75%, 05/15/31		344	349,164
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)		133	130,977
UnitedHealth Group, Inc.
5.80%, 03/15/36 (f)		1,750	1,829,965
3.05%, 05/15/41		600	442,834
			10,950,675
Health Care REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	200	216,679
5.25%, 08/01/26	USD	26	23,627
5.00%, 10/15/27		28	23,126
4.63%, 08/01/29		272	197,421
3.50%, 03/15/31		387	252,175
			713,028
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)(f)		1,290	1,187,702
Hotel & Resort REITs — 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)		121	122,443
RHP Hotel Properties LP/RHP Finance Corp. (b)
7.25%, 07/15/28		172	177,861
6.50%, 04/01/32		319	319,023
Service Properties Trust
8.63%, 11/15/31 (b)		752	783,820
8.88%, 06/15/32		253	235,982
			1,639,129
Hotels, Restaurants & Leisure — 2.5%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b)
3.88%, 01/15/28		39	36,527
4.38%, 01/15/28		122	115,067
4.00%, 10/15/30		98	86,269
Caesars Entertainment, Inc. (b)
4.63%, 10/15/29 (f)		102	93,511
7.00%, 02/15/30		462	472,017
6.50%, 02/15/32		430	432,109
Carnival Corp. (b)
4.00%, 08/01/28		119	111,674
6.00%, 05/01/29 (f)		425	419,823
7.00%, 08/15/29		75	77,744
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (b)		1,454	1,574,077
Churchill Downs, Inc. (b)
5.50%, 04/01/27		83	81,664
4.75%, 01/15/28		207	197,715
5.75%, 04/01/30		241	234,092
6.75%, 05/01/31		263	264,424
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Corvias Campus Living - USG LLC, 5.30%, 07/01/50 (d)	USD	5,533	$ 1,966,923
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)
4.63%, 01/15/29		162	147,527
6.75%, 01/15/30		84	73,765
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29 (b)		80	73,357
4.88%, 01/15/30		19	18,236
4.00%, 05/01/31 (b)		79	70,713
3.63%, 02/15/32 (b)		38	32,885
6.13%, 04/01/32 (b)(f)		111	111,538
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32 (b)		147	147,688
Light & Wonder International, Inc. (b)
7.25%, 11/15/29		96	98,045
7.50%, 09/01/31		132	136,385
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28 (b)		96	98,694
Lindblad Expeditions LLC, 6.75%, 02/15/27 (b)		57	56,285
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.79%, 12/15/30 (a)(e)	EUR	100	108,436
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)	USD	162	152,535
Melco Resorts Finance Ltd. (b)
4.88%, 06/06/25		200	196,000
5.75%, 07/21/28		200	187,000
5.38%, 12/04/29		400	359,198
7.63%, 04/17/32		200	198,500
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31 (b)		200	203,772
MGM China Holdings Ltd.
5.88%, 05/15/26 (e)		450	444,797
4.75%, 02/01/27 (b)		200	190,600
NCL Corp. Ltd. (b)
5.88%, 03/15/26		112	110,726
8.38%, 02/01/28		95	99,269
8.13%, 01/15/29		77	80,677
7.75%, 02/15/29		84	87,335
NCL Finance Ltd., 6.13%, 03/15/28 (b)		84	82,953
Ontario Gaming GTA LP, 8.00%, 08/01/30 (b)		191	196,014
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (b)
5.63%, 09/01/29		63	45,306
5.88%, 09/01/31		79	53,727
Raising Cane ’ s Restaurants LLC, 9.38%, 05/01/29 (b)		90	97,203
Royal Caribbean Cruises Ltd. (b)(f)
9.25%, 01/15/29		116	123,837
6.25%, 03/15/32		196	197,647
Sabre GLBL, Inc. (b)
8.63%, 06/01/27 (f)		331	304,939
11.25%, 12/15/27		17	16,525
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30 (b)		171	166,694
Six Flags Entertainment Corp., 7.25%, 05/15/31 (b)(f)		459	467,313
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32 (b)(f)		458	465,436
Station Casinos LLC (b)
4.50%, 02/15/28		123	115,735
6.63%, 03/15/32		113	112,445
Studio City Co. Ltd., 7.00%, 02/15/27 (e)		200	199,688
Vail Resorts, Inc., 6.50%, 05/15/32 (b)(f)		193	195,308
Viking Cruises Ltd. (b)
5.88%, 09/15/27		95	94,017
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd. (b) (continued)
7.00%, 02/15/29	USD	34	$ 34,181
9.13%, 07/15/31		316	342,248
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		111	108,509
Wynn Macau Ltd.
4.88%, 10/01/24 (e)		200	199,092
5.63%, 08/26/28 (b)		400	374,400
5.13%, 12/15/29 (b)		200	180,688
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
5.13%, 10/01/29		225	213,989
7.13%, 02/15/31 (f)		263	272,711
			14,308,204
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50%, 03/15/31 (b)		49	48,898
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29 (b)		141	128,782
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25 (b)		173	171,902
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)		73	74,746
Empire Communities Corp., 9.75%, 05/01/29 (b)		42	42,735
LGI Homes, Inc., 8.75%, 12/15/28 (b)		56	58,330
Meritage Homes Corp., 1.75%, 05/15/28 (b)(i)		15	14,895
Scotts Miracle-Gro Co.
4.50%, 10/15/29		84	76,781
4.38%, 02/01/32		46	39,628
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		76	79,321
Tempur Sealy International, Inc., 3.88%, 10/15/31 (b)		45	37,616
			773,634
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		35	34,040
4.13%, 10/15/30 (f)		105	93,579
Kronos Acquisition Holdings, Inc., 06/30/31 (c)		32	32,032
Spectrum Brands, Inc. (b)
3.38%, 06/01/29 (i)		103	99,189
3.88%, 03/15/31		22	18,386
			277,226
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. (b)
5.13%, 03/15/28		92	88,481
5.00%, 02/01/31		41	38,265
Greenko Dutch BV, 3.85%, 03/29/26 (e)		182	171,819
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (e)		200	195,188
India Cleantech Energy, 4.70%, 08/10/26 (b)		213	202,469
SCC Power PLC (b)(g)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28		259	101,295
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		140	19,809
			817,326
Industrial Conglomerates — 0.1%
Eaton Corp., 4.15%, 11/02/42		500	424,824
Insurance — 3.5%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30 (b)		145	145,100
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer (b)
4.25%, 10/15/27		348	325,844
6.75%, 10/15/27 (f)		934	921,260
6.75%, 04/15/28		210	210,333
5.88%, 11/01/29 (f)		901	843,107
7.00%, 01/15/31		623	629,370
AmWINS Group, Inc., 6.38%, 02/15/29 (b)		85	85,232
Security		Par (000)	Value
Insurance (continued)
Aon Global Ltd., 4.60%, 06/14/44	USD	500	$ 426,612
Ardonagh Finco Ltd.
6.88%, 02/15/31 (e)	EUR	200	208,480
7.75%, 02/15/31 (b)	USD	430	425,083
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (b)		385	376,034
AssuredPartners, Inc., 7.50%, 02/15/32 (b)		237	237,894
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31 (b)		42	42,488
FWD Group Holdings Ltd., 8.40%, 04/05/29 (e)		230	235,031
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (b)
7.25%, 02/15/31		859	852,578
8.13%, 02/15/32		586	582,188
HUB International Ltd. (b)
7.25%, 06/15/30		1,645	1,686,341
7.38%, 01/31/32 (f)		2,156	2,186,361
Jones Deslauriers Insurance Management, Inc. (b)
8.50%, 03/15/30		288	300,347
10.50%, 12/15/30		183	196,515
Liberty Mutual Group, Inc., 6.50%, 05/01/42 (b)		2,000	1,978,353
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33 (f)		1,500	1,572,769
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (b)		1,561	1,578,848
Progressive Corp., 3.00%, 03/15/32		750	650,598
Prudential Financial, Inc.
5.90%, 03/17/36		500	513,821
5.70%, 12/14/36		1,625	1,663,662
Ryan Specialty LLC, 4.38%, 02/01/30 (b)		96	88,911
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47 (b)		700	556,875
USI, Inc./New York, 7.50%, 01/15/32 (b)(f)		295	299,615
			19,819,650
Interactive Media & Services — 0.0%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28 (b)		272	241,563
IT Services — 0.5%
CA Magnum Holdings, 5.38%, 10/31/26 (b)		258	246,793
Camelot Finance SA, 4.50%, 11/01/26 (b)		163	157,574
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)(f)		270	274,143
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)(f)		217	215,928
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (b)		313	320,684
Insight Enterprises, Inc., 6.63%, 05/15/32 (b)		85	86,314
International Business Machines Corp.
4.40%, 07/27/32		500	475,526
4.75%, 02/06/33 (f)		550	535,748
2.95%, 05/15/50 (f)		750	475,090
KBR, Inc., 4.75%, 09/30/28 (b)		142	132,060
Twilio, Inc.
3.63%, 03/15/29		117	105,240
3.88%, 03/15/31		117	102,900
			3,128,000
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28 (b)		21	21,762
Amer Sports Co., 6.75%, 02/16/31 (b)(f)		183	181,829
Mattel, Inc., 6.20%, 10/01/40		83	81,812
			285,403
Machinery — 0.5%
Chart Industries, Inc. (b)
7.50%, 01/01/30 (f)		277	286,242

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
Chart Industries, Inc. (b) (continued)
9.50%, 01/01/31	USD	61	$ 66,091
Esab Corp., 6.25%, 04/15/29 (b)		145	145,870
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28 (b)		82	60,439
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (b)		489	506,366
OT Merger Corp., 7.88%, 10/15/29 (b)		78	35,100
Terex Corp., 5.00%, 05/15/29 (b)		110	104,379
TK Elevator Holdco GmbH
6.63%, 07/15/28 (e)	EUR	91	93,723
7.63%, 07/15/28 (b)	USD	400	396,949
TK Elevator Midco GmbH, 4.38%, 07/15/27 (e)	EUR	303	312,768
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)	USD	741	718,263
Vertiv Group Corp., 4.13%, 11/15/28 (b)		330	308,178
			3,034,368
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28 (b)		100	102,695
Media — 3.2%
Cable One, Inc.
0.00%, 03/15/26 (i)(j)		62	54,250
1.13%, 03/15/28 (i)		394	292,458
4.00%, 11/15/30 (b)		28	20,898
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
5.13%, 05/01/27		77	73,931
5.38%, 06/01/29		21	19,105
6.38%, 09/01/29 (f)		610	579,823
4.75%, 03/01/30		82	71,022
4.25%, 02/01/31		262	213,908
7.38%, 03/01/31 (f)		1,093	1,077,703
4.75%, 02/01/32		182	149,053
4.25%, 01/15/34 (f)		253	192,042
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47		1,100	878,797
4.80%, 03/01/50		1,000	733,588
Clear Channel Outdoor Holdings, Inc. (b)
5.13%, 08/15/27		171	163,302
7.75%, 04/15/28 (f)		237	207,376
9.00%, 09/15/28 (f)		811	849,081
7.50%, 06/01/29 (f)		448	374,358
7.88%, 04/01/30 (f)		382	384,501
CMG Media Corp., 8.88%, 12/15/27 (b)		213	121,482
Comcast Corp.
6.45%, 03/15/37		790	853,635
3.90%, 03/01/38		1,500	1,271,312
4.70%, 10/15/48 (f)		3,000	2,652,523
CSC Holdings LLC (b)
11.25%, 05/15/28		600	522,531
11.75%, 01/31/29		200	170,571
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27 (b)		507	476,877
Discovery Communications LLC, 3.45%, 03/15/25		210	206,499
DISH DBS Corp. (b)
5.25%, 12/01/26		717	565,564
5.75%, 12/01/28		78	54,078
DISH Network Corp., 11.75%, 11/15/27 (b)		547	536,333
Gray Television, Inc. (b)
7.00%, 05/15/27 (f)		177	162,965
10.50%, 07/15/29		232	233,248
Interpublic Group of Cos., Inc., 5.40%, 10/01/48 (f)		500	461,941
Lamar Media Corp., 4.00%, 02/15/30		21	19,039
Security		Par (000)	Value
Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
5.00%, 08/15/27 (f)	USD	177	$ 171,339
4.25%, 01/15/29 (f)		211	192,394
4.63%, 03/15/30		66	59,429
7.38%, 02/15/31		93	96,786
Pinewood Finco PLC, 6.00%, 03/27/30 (e)	GBP	100	124,198
Radiate Holdco LLC/Radiate Finance, Inc. (b)
4.50%, 09/15/26	USD	189	144,016
6.50%, 09/15/28		183	90,696
Sirius XM Radio, Inc. (b)
3.13%, 09/01/26		28	26,343
5.00%, 08/01/27		428	409,691
Sunrise FinCo I BV, 4.88%, 07/15/31 (b)		303	275,129
TCI Communications, Inc., 7.88%, 02/15/26		610	634,965
Univision Communications, Inc. (b)
6.63%, 06/01/27		158	151,260
8.00%, 08/15/28 (f)		512	499,317
7.38%, 06/30/30 (f)		120	111,620
8.50%, 07/31/31		244	237,007
VZ Secured Financing BV, 3.50%, 01/15/32 (e)	EUR	100	93,570
Ziggo BV, 4.88%, 01/15/30 (b)	USD	200	177,802
			18,139,356
Metals & Mining — 1.0%
ABJA Investment Co. Pte. Ltd. (e)
5.95%, 07/31/24		250	249,358
5.45%, 01/24/28		200	198,500
Advanced Drainage Systems, Inc. (b)
5.00%, 09/30/27		78	76,258
6.38%, 06/15/30		247	247,893
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		161	168,953
11.50%, 10/01/31		495	553,916
ATI, Inc.
5.88%, 12/01/27		97	95,709
7.25%, 08/15/30		208	214,709
5.13%, 10/01/31		110	101,676
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (b)		302	302,672
Carpenter Technology Corp., 7.63%, 03/15/30 (f)		151	155,458
Constellium SE
4.25%, 02/15/26 (e)	EUR	100	106,452
3.75%, 04/15/29 (b)(f)	USD	591	535,816
Kaiser Aluminum Corp. (b)
4.63%, 03/01/28		145	135,671
4.50%, 06/01/31		366	324,109
New Gold, Inc., 7.50%, 07/15/27 (b)		273	274,742
Novelis Corp. (b)
3.25%, 11/15/26 (f)		542	510,024
4.75%, 01/30/30 (f)		328	304,287
3.88%, 08/15/31		200	173,157
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (e)	EUR	100	100,669
Rio Tinto Finance USA PLC, 4.75%, 03/22/42	USD	400	369,313
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31 (e)(g)		44	41,114
Vale Overseas Ltd., 6.40%, 06/28/54		35	34,640
Vallourec SACA, 7.50%, 04/15/32 (b)		200	207,103
Vedanta Resources Finance II PLC, 13.88%, 01/21/27 (e)		94	92,561
			5,574,760
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%, 04/01/29 (b)		94	95,008
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35	USD	140	$ 130,306
4.00%, 02/01/50		550	408,112
			538,418
Oil, Gas & Consumable Fuels — 7.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (b)		431	435,712
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
5.75%, 01/15/28		39	38,340
5.38%, 06/15/29		140	135,710
6.63%, 02/01/32		185	186,665
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27		251	310,794
8.25%, 12/31/28 (f)		453	464,097
5.88%, 06/30/29		44	43,000
Baytex Energy Corp., 8.50%, 04/30/30 (b)		144	150,595
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		120	122,207
7.25%, 07/15/32		97	99,730
Borr IHC Ltd./Borr Finance LLC, 10.38%, 11/15/30 (b)		195	203,186
Buckeye Partners LP
6.88%, 07/01/29 (b)		52	52,194
5.85%, 11/15/43		94	80,669
5.60%, 10/15/44		59	46,494
Burlington Resources LLC, 5.95%, 10/15/36		685	713,915
Chesapeake Energy Corp., 5.88%, 02/01/29 (b)		28	27,719
CITGO Petroleum Corp., 8.38%, 01/15/29 (b)		322	331,890
Civitas Resources, Inc. (b)
8.38%, 07/01/28		166	173,940
8.63%, 11/01/30		182	195,144
8.75%, 07/01/31		336	359,839
CNX Midstream Partners LP, 4.75%, 04/15/30 (b)		66	59,477
CNX Resources Corp., 7.38%, 01/15/31 (b)		70	71,569
Comstock Resources, Inc. (b)
6.75%, 03/01/29 (f)		387	375,049
6.75%, 03/01/29		72	69,222
5.88%, 01/15/30		447	415,942
ConocoPhillips, 6.50%, 02/01/39		600	659,528
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)		500	473,963
Crescent Energy Finance LLC (b)
7.63%, 04/01/32 (f)		230	234,414
7.38%, 01/15/33		206	206,444
Devon Energy Corp.
5.85%, 12/15/25		1,000	1,002,480
4.75%, 05/15/42		300	251,221
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		140	146,953
DT Midstream, Inc., 4.38%, 06/15/31 (b)		209	190,362
Ecopetrol SA, 8.88%, 01/13/33		175	180,688
Enbridge, Inc. (a)
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78		1,935	1,855,449
(5-year CMT + 4.43%), 8.50%, 01/15/84		123	132,598
Series 20-A, (5-year CMT + 5.31%), 5.75%, 07/15/80		950	896,470
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (b)		121	126,166
Energean Israel Finance Ltd., 8.50%, 09/30/33 (b)(e)		55	52,608
Energy Transfer LP
5.30%, 04/15/47		540	476,958
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
(5-year CMT + 4.02%), 8.00%, 05/15/54 (a)(f)	USD	397	$ 415,258
Series H, (5-year CMT + 5.69%), 6.50% (a)(h)		307	302,810
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,474,341
EOG Resources, Inc., 5.10%, 01/15/36		200	194,408
EQM Midstream Partners LP (b)
4.50%, 01/15/29		13	12,268
6.38%, 04/01/29		201	203,032
7.50%, 06/01/30		57	60,830
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (b)		57	60,350
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		118	119,253
8.25%, 01/15/29		209	215,759
8.88%, 04/15/30		163	171,463
7.88%, 05/15/32		197	198,878
Harvest Midstream I LP, 7.50%, 05/15/32 (b)		115	116,765
Hess Corp., 4.30%, 04/01/27		1,100	1,072,540
Hess Midstream Operations LP, 6.50%, 06/01/29 (b)		138	139,899
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28		70	69,135
5.75%, 02/01/29		127	122,894
6.00%, 04/15/30		12	11,591
8.38%, 11/01/33		320	341,042
6.88%, 05/15/34		181	179,043
Howard Midstream Energy Partners LLC (b)
8.88%, 07/15/28		179	189,405
7.38%, 07/15/32		169	171,629
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26 (e)		200	195,875
Impulsora Pipeline LLC, 6.05%, 01/01/43 (d)		1,567	1,319,452
ITT Holdings LLC, 6.50%, 08/01/29 (b)(f)		232	210,193
Kinder Morgan, Inc., 5.05%, 02/15/46 (f)		1,400	1,225,286
Kinetik Holdings LP (b)
6.63%, 12/15/28		36	36,574
5.88%, 06/15/30		60	59,125
Leviathan Bond Ltd., 6.75%, 06/30/30 (b)(e)		22	19,589
Marathon Petroleum Corp., 6.50%, 03/01/41 (f)		1,150	1,196,855
Matador Resources Co. (b)
6.88%, 04/15/28 (f)		139	141,090
6.50%, 04/15/32		159	159,012
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 (e)		288	289,800
MPLX LP
4.25%, 12/01/27		250	241,905
4.80%, 02/15/29		500	490,094
Murphy Oil Corp., 5.88%, 12/01/42		18	15,962
Nabors Industries Ltd., 7.50%, 01/15/28 (b)(f)		177	168,894
Nabors Industries, Inc. (b)
7.38%, 05/15/27		75	76,289
9.13%, 01/31/30		118	122,240
New Fortress Energy, Inc. (b)
6.75%, 09/15/25		40	38,830
8.75%, 03/15/29 (f)		272	248,300
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)
8.13%, 02/15/29 (f)		325	331,146
8.38%, 02/15/32		658	668,130
Noble Finance II LLC, 8.00%, 04/15/30 (b)		209	217,510
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (b)		513	518,789
3.63%, 04/15/29 (i)		96	110,496
8.75%, 06/15/31 (b)		212	222,448
Northriver Midstream Finance LP, 07/15/32 (b)(c)		93	93,163

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Patterson-UTI Energy, Inc., 7.15%, 10/01/33	USD	65	$ 68,849
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		158	161,749
Permian Resources Operating LLC (b)
8.00%, 04/15/27		189	193,241
5.88%, 07/01/29		170	167,397
9.88%, 07/15/31		209	231,343
7.00%, 01/15/32 (f)		208	213,671
Petroleos Mexicanos
4.25%, 01/15/25		55	54,285
6.50%, 03/13/27 (f)		142	135,241
8.75%, 06/02/29		204	200,462
5.95%, 01/28/31 (f)		245	196,919
6.70%, 02/16/32		117	97,890
6.38%, 01/23/45		48	31,008
Prairie Acquiror LP, 9.00%, 08/01/29 (b)		113	116,463
Precision Drilling Corp., 6.88%, 01/15/29 (b)		9	8,903
Rockcliff Energy II LLC, 5.50%, 10/15/29 (b)		111	103,902
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (b)		36	33,890
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	1,757,009
Saturn Oil & Gas, Inc., 9.63%, 06/15/29 (b)		109	110,019
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (b)		247	255,391
SM Energy Co., 6.50%, 07/15/28		28	27,759
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,047,228
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
5.50%, 01/15/28		95	90,890
7.38%, 02/15/29		299	300,461
6.00%, 12/31/30		2	1,863
6.00%, 09/01/31		88	82,240
Talos Production, Inc. (b)
9.00%, 02/01/29		117	122,797
9.38%, 02/01/31		98	103,469
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	468,622
Transocean Aquila Ltd., 8.00%, 09/30/28 (b)		82	83,276
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)		125	129,011
Transocean, Inc. (b)
8.00%, 02/01/27		224	223,224
8.25%, 05/15/29		354	354,878
8.75%, 02/15/30 (f)		436	457,327
8.50%, 05/15/31		450	450,193
Valaris Ltd., 8.38%, 04/30/30 (b)		537	555,926
Venture Global Calcasieu Pass LLC (b)
3.88%, 08/15/29		182	165,755
4.13%, 08/15/31		3	2,692
3.88%, 11/01/33		409	348,512
Venture Global LNG, Inc. (b)
8.13%, 06/01/28		391	402,815
9.50%, 02/01/29 (f)		1,403	1,536,420
8.38%, 06/01/31 (f)		875	907,577
9.88%, 02/01/32		925	1,006,793
Vermilion Energy, Inc., 6.88%, 05/01/30 (b)		108	106,145
Vital Energy, Inc.
9.75%, 10/15/30 (f)		209	228,205
7.88%, 04/15/32 (b)		321	326,325
			39,977,076
Paper & Forest Products — 0.2%
International Paper Co., 6.00%, 11/15/41		870	874,033
Passenger Airlines — 0.8%
Air Canada, 3.88%, 08/15/26 (b)		125	118,899
Security		Par (000)	Value
Passenger Airlines (continued)
Air France-KLM, 4.63%, 05/23/29 (e)	EUR	100	$ 105,468
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 03/22/29	USD	932	882,853
Series 2015-2, Class AA, 3.60%, 03/22/29		932	883,186
American Airlines, Inc., 8.50%, 05/15/29 (b)(f)		282	292,989
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29 (b)		24	23,825
Finnair OYJ, 4.75%, 05/24/29 (e)	EUR	100	105,390
United Airlines Pass-Through Trust, Series 2023-1, Class A, 4.30%, 02/15/27	USD	2,113	2,080,048
United Airlines, Inc. (b)(f)
4.38%, 04/15/26		113	109,159
4.63%, 04/15/29		252	234,690
			4,836,507
Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30 (b)		81	82,199
Pharmaceuticals — 1.8%
1375209 BC Ltd., 9.00%, 01/30/28 (b)		189	181,738
AbbVie, Inc.
3.20%, 05/14/26 (f)		500	482,800
4.55%, 03/15/35 (f)		2,140	2,029,915
4.45%, 05/14/46		2,095	1,818,455
Becton Dickinson & Co.
4.30%, 08/22/32		750	702,908
4.69%, 12/15/44 (f)		600	528,624
Bristol-Myers Squibb Co.
3.55%, 03/15/42		350	272,147
4.35%, 11/15/47		300	249,917
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27 (e)	EUR	100	102,469
CVS Health Corp.
5.13%, 07/20/45	USD	700	616,044
5.05%, 03/25/48 (f)		1,821	1,568,986
Endo Finance Holdings, Inc., 8.50%, 04/15/31 (b)(f)		164	169,244
Grifols SA, 2.25%, 11/15/27 (e)	EUR	100	95,850
Jazz Securities DAC, 4.38%, 01/15/29 (b)	USD	200	185,672
Option Care Health, Inc., 4.38%, 10/31/29 (b)		76	69,761
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34 (b)		200	205,501
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		500	421,958
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29	EUR	100	118,501
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	299	281,060
4.75%, 05/09/27		200	192,875
7.88%, 09/15/29		200	214,937
			10,509,362
Professional Services (b) — 0.2%
CoreLogic, Inc., 4.50%, 05/01/28		607	550,791
Dun & Bradstreet Corp., 5.00%, 12/15/29 (f)		338	313,944
			864,735
Real Estate Management & Development — 0.2%
Agps Bondco PLC, 5.50%, 11/13/26 (e)	EUR	100	34,913
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (b)	USD	150	122,413
Series AI, 7.00%, 04/15/30		170	138,681
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31 (b)		203	213,565
Fantasia Holdings Group Co. Ltd. (e)
11.75%, 04/17/22		200	2,000
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd. (e) (continued)
10.88%, 01/09/23	USD	307	$ 4,452
11.88%, 06/01/23		400	5,400
9.25%, 07/28/23		300	3,450
i-595 Express LLC, 3.31%, 12/31/31 (d)		656	605,068
			1,129,942
Semiconductors & Semiconductor Equipment — 1.2%
ams-OSRAM AG, 10.50%, 03/30/29 (e)	EUR	100	112,048
Broadcom, Inc.
4.75%, 04/15/29 (f)	USD	2,500	2,465,735
4.15%, 04/15/32 (b)		1,500	1,383,947
Entegris, Inc., 4.75%, 04/15/29 (b)		338	323,384
Foundry JV Holdco LLC (b)
6.25%, 01/25/35 (f)		200	204,240
6.40%, 01/25/38		200	206,140
Intel Corp.
5.13%, 02/10/30		750	753,138
2.00%, 08/12/31 (f)		1,000	813,792
KLA Corp., 3.30%, 03/01/50		500	352,019
QUALCOMM, Inc., 4.65%, 05/20/35 (f)		250	243,237
			6,857,680
Software — 2.7%
Boxer Parent Co., Inc.
6.50%, 10/02/25 (e)	EUR	100	107,095
7.13%, 10/02/25 (b)	USD	81	81,061
9.13%, 03/01/26 (b)(f)		516	516,401
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)		304	313,941
Clarivate Science Holdings Corp. (b)(f)
3.88%, 07/01/28		743	690,081
4.88%, 07/01/29		392	363,800
Cloud Software Group, Inc. (b)
6.50%, 03/31/29 (f)		1,983	1,904,304
9.00%, 09/30/29 (f)		1,102	1,069,183
8.25%, 06/30/32		1,034	1,053,900
Dye & Durham Ltd., 8.63%, 04/15/29 (b)		61	61,880
Elastic NV, 4.13%, 07/15/29 (b)		129	117,785
Fair Isaac Corp., 4.00%, 06/15/28 (b)		45	42,093
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	822,545
Fiserv, Inc., 4.40%, 07/01/49 (f)		500	405,773
McAfee Corp., 7.38%, 02/15/30 (b)(f)		410	378,780
Microsoft Corp., 2.92%, 03/17/52 (f)		1,600	1,086,152
MicroStrategy, Inc., 6.13%, 06/15/28 (b)(f)		357	346,025
Oracle Corp.
5.38%, 07/15/40 (f)		3,025	2,876,486
4.00%, 11/15/47		400	302,832
3.95%, 03/25/51 (f)		600	443,625
SS&C Technologies, Inc. (b)
5.50%, 09/30/27 (f)		160	157,553
6.50%, 06/01/32		373	376,244
UKG, Inc., 6.88%, 02/01/31 (b)		1,451	1,469,181
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)		303	275,129
			15,261,849
Specialized REITs — 0.2%
Crown Castle, Inc., 2.90%, 04/01/41		350	242,213
Equinix, Inc., 2.50%, 05/15/31		500	418,862
Security		Par (000)	Value
Specialized REITs (continued)
Iron Mountain, Inc. (b)
7.00%, 02/15/29	USD	194	$ 197,413
5.63%, 07/15/32		62	58,873
			917,361
Specialty Retail (b) — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28		209	222,518
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (f)		250	243,467
Staples, Inc., 10.75%, 09/01/29		122	115,940
			581,925
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc., 3.75%, 11/13/47 (f)		1,000	797,629
NCR Atleos Corp., 9.50%, 04/01/29 (b)		158	170,757
Seagate HDD Cayman
8.25%, 12/15/29 (f)		174	186,615
8.50%, 07/15/31		319	343,571
			1,498,572
Textiles, Apparel & Luxury Goods (b) — 0.0%
Hanesbrands, Inc.
4.88%, 05/15/26		117	114,461
9.00%, 02/15/31		8	8,382
Levi Strauss & Co., 3.50%, 03/01/31		11	9,516
			132,359
Tobacco — 0.9%
Altria Group, Inc. (f)
2.45%, 02/04/32		200	161,716
5.38%, 01/31/44		2,000	1,873,688
Reynolds American, Inc.
4.45%, 06/12/25		394	389,385
7.00%, 08/04/41		1,000	1,030,827
5.85%, 08/15/45		1,500	1,383,496
			4,839,112
Trading Companies & Distributors — 0.0%
GYP Holdings III Corp., 4.63%, 05/01/29 (b)		138	127,710
Transportation Infrastructure — 0.0%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27 (e)		200	187,312
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32		1,350	1,284,703
Total Corporate Bonds — 65.7% (Cost: $386,958,496)			373,183,945
Fixed Rate Loan Interests
Health Care Technology — 0.3%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		1,666	1,655,879
Media — 0.1%
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan, 15.00% (d)(h)		636	618,510
Total Fixed Rate Loan Interests — 0.4% (Cost: $2,297,374)			2,274,389
Floating Rate Loan Interests (a)
Aerospace & Defense — 0.2%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, 10/31/30 (k)		124	124,183

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28	USD	119	$ 86,952
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		19	14,065
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		50	49,822
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 04/21/31		73	73,365
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		303	303,775
Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/01/28		150	149,591
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		19	19,210
			820,963
Air Freight & Logistics — 0.0%
Clue Opco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.83%, 12/19/30		121	112,303
Automobile Components — 0.0%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 02/23/29		153	153,574
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.43%, 11/17/28		82	78,736
			232,310
Banks (k) — 0.0%
Chrysaor Bidco SARL
USD Delayed Draw Term Loan, 05/14/31		3	2,694
USD Term Loan B, 05/14/31		36	36,424
			39,118
Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 10.09%, 03/15/30		380	379,872
Building Materials — 0.0%
Chariot Buyer LLC, 2024 Incremental Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/03/28		99	98,958
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 05/02/31		42	41,650
Emrld Borrower LP, 2024 Term Loan B, 06/18/31 (k)		67	66,916
			207,524
Building Products — 0.0%
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 01/29/31		55	54,679
Gulfside Supply, Inc., Term Loan B, 06/17/31 (d)(k)		31	31,000
White Cap Buyer LLC
2024 Term Loan B, 10/19/29 (k)		78	78,102
Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.59%, 10/19/27		45	45,374
			209,155
Security		Par (000)	Value
Capital Markets — 0.0%
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/30/31	USD	69	$ 68,914
Chemicals — 0.2%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 13.19%, 11/24/28		64	61,148
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 08/18/28		121	120,716
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.68%, 10/04/29		358	356,547
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.36%, 07/03/28		92	88,623
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 03/29/28 (d)		230	229,248
Nouryon USA LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28 (d)		7	7,018
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28		22	22,027
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, 06/20/31 (k)		2	2,001
			887,328
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 05/12/28		195	193,668
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/03/29		24	23,973
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.36%), 12.71%, 09/01/25		156	153,194
Grant Thornton LLP/Chicago, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.60%, 06/02/31		159	159,399
PECF USS Intermediate Holding III Corp., Term Loan B, (1-mo. CME Term SOFR + 4.51%), 9.84%, 12/15/28		93	61,156
TruGreen LP, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.76%), 14.09%, 11/02/28		23	17,857
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 01/30/31		496	499,011
			1,108,258
Communications Equipment — 0.0%
Viasat, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.94%, 05/30/30		123	109,554
Construction & Engineering — 0.2%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 09/22/28		32	31,743
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 08/01/30		607	609,227
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering (continued)
Brown Group Holding LLC, 2022 Incremental Term Loan B2, 07/02/29 (k)	USD	41	$ 40,949
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.06%, 03/27/31		172	172,215
			854,134
Construction Materials — 0.0%
Gates Corp., 2024 Term Loan B5, 06/04/31 (k)		106	106,067
Consumer Staples Distribution & Retail — 0.0%
BCPE Empire Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 12/11/28		78	77,766
Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/15/27		77	77,042
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.30%, 09/15/28		92	91,784
			168,826
Diversified Consumer Services — 0.1%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.85%), 11.19%, 12/10/29		83	80,967
2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.94%, 12/11/28		105	104,979
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.57%, 07/25/30		37	36,839
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 03/26/31		126	126,683
			349,468
Diversified Telecommunication Services — 0.1%
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.83%, 08/15/28		93	67,699
Digicel International Finance Ltd., 2024 Term Loan, (3- mo. CME Term SOFR + 6.75%), 12.07%, 05/25/27		387	373,631
Frontier Communications Corp., 2024 Term Loan B, 07/01/31 (d)(k)		41	40,897
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.21%, 10/08/27		142	142,079
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/29		38	37,015
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/30		38	37,090
Lumen Technologies, Inc., 2024 Term Loan A, 06/01/28 (k)		46	37,920
Windstream Services LLC, 2020 Exit Term Loan B, (1- mo. CME Term SOFR + 6.35%), 11.69%, 09/21/27		69	68,703
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.46%, 03/09/27		10	9,075
			814,109
Security		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.0%
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.58%, 11/22/29	USD	66	$ 66,104
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 06/30/27		8	3,968
Entertainment — 0.0%
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 11/12/29		116	115,680
OVG Business Services LLC, 2024 Term Loan B, 06/25/31 (k)		50	50,126
			165,806
Environmental, Maintenance & Security Service — 0.0%
GFL Environmental, Inc., 2024 Term Loan B, 06/27/31 (d)(k)		63	63,000
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/17/31		112	111,825
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.08%, 04/09/27		33	33,040
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.35%, 04/07/28		145	144,637
			289,502
Food Products — 0.0%
Chobani LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 10/25/27		147	147,812
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 04/10/31		243	242,665
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 09/29/28		128	127,633
Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 05/10/27		315	311,664
Medline Borrower LP, 2024 USD Add-on Term Loan B, 10/23/28 (k)		278	278,000
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/30/31		103	102,657
			819,954
Health Care Providers & Services — 0.2%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 11/08/27		129	129,566
Concentra Health Services, Inc., Term Loan B, 06/26/31 (d)(k)		24	24,060
Ensemble RCM LLC, 2024 Term Loan B, 08/01/29 (k)		104	103,573
LifePoint Health, Inc.
2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 05/17/31		107	107,101
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.06%, 11/16/28		68	68,146

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/15/28	USD	60	$ 59,788
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.65%, 04/29/25		118	87,174
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 09/27/30		237	236,909
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 12/19/30		68	67,783
			884,100
Health Care Technology — 0.3%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 02/15/29		943	938,929
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.43%, 10/01/27		283	273,598
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.59%, 06/02/28		195	195,255
			1,407,782
Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Company, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 09/20/30		120	119,569
Cedar Fair LP, 2024 Term Loan B, 05/01/31 (k)		146	145,545
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.59%, 07/21/28		113	111,953
Entain PLC, 2024 USD Term Loan B3, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.01%, 10/31/29		105	105,300
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		46	41,143
2021 Term Loan B2, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		72	64,854
			588,364
Household Durables — 0.1%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.84%, 02/26/29		144	142,769
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.46%, 10/06/28		279	237,880
			380,649
Insurance — 0.2%
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/14/31		179	178,911
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 02/24/28 (k)		46	45,991
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/06/31		296	296,264
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 05/06/32		801	815,354
			1,336,520
IT Services — 0.1%
Central Parent, Inc., 2024 Term Loan B, 07/06/29 (k)		63	61,922
Security		Par (000)	Value
IT Services (continued)
Fortress Intermediate 3, Inc, Term Loan B, 06/27/31 (d)(k)	USD	368	$ 368,000
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 06/17/31		151	149,490
Project Alpha Intermediate Holding, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 10/28/30		119	119,234
			698,646
Machinery — 0.3%
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 04/05/29		201	202,572
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		575	576,274
TK Elevator U.S. Newco, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.79%, 04/30/30		536	538,053
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/27/31		82	82,018
			1,398,917
Media — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 9.46%, 08/23/28		308	307,488
CSC Holdings LLC
2019 Term Loan B5, (1-mo. LIBOR US at 0.00% Floor + 2.50%), 7.94%, 04/15/27		213	176,869
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.83%, 01/18/28		200	191,858
Gray Television, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.58%, 06/04/29		76	72,105
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.71%, 09/25/26		160	128,980
Univision Communications, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 01/23/29		20	20,036
			897,336
Metals & Mining — 0.0%
STS Operating, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.10%), 9.44%, 03/25/31		32	32,170
Oil, Gas & Consumable Fuels — 0.2%
Ecopetrol SA, 2023 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.00%, 09/06/30 (d)		150	153,705
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28		65	64,518
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR + 4.60%), 9.94%, 09/19/29		77	77,196
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.33%, 10/27/28	USD	431	$ 418,860
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 02/02/31		110	109,980
			824,259
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR + 5.01%), 10.34%, 04/20/28		216	223,061
Personal Care Products — 0.0%
KDC/ONE Development Corp., Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 08/15/28		120	119,875
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.84%, 05/04/28		47	47,575
Bausch Health Americas, Inc., 2022 Term Loan B, 02/01/27 (k)		238	247,730
Endo Finance Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 04/23/31		236	235,559
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/19/31		43	42,792
			573,656
Professional Services — 0.0%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 06/02/28		85	83,514
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 04/29/29		138	111,354
			194,868
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 01/31/30 (d)		50	50,263
Software — 0.6%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.58%, 02/23/32		122	125,965
Boxer Parent Co., Inc., 2023 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.34%, 12/29/28		165	165,317
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 12/29/28 (k)		81	80,993
Cloud Software Group, Inc.
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/21/31		212	212,430
2024 USD Term Loan B, (2-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 03/30/29		286	285,693
Cloudera, Inc., 2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.44%, 10/08/29		234	231,013
Delta Topco, Inc.
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.60%, 11/30/29		32	32,384
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.85%, 11/30/29		160	159,867
Security		Par (000)	Value
Software (continued)
Ellucian Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.94%, 10/09/29	USD	166	$ 166,853
Genesys Cloud Services Holdings II LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 12/01/27		124	124,463
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 03/01/29		91	90,691
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 6.25%), 9.59%, 02/23/29		35	34,765
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 05/03/28		392	391,728
Modena Buyer LLC, Term Loan, 07/01/31 (k)		189	184,216
Planview Parent, Inc., 2024 2nd Lien Term Loan, 12/18/28 (k)		105	101,380
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 08/31/28		84	83,608
RealPage, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 04/24/28		214	207,709
Sovos Compliance LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 9.96%, 08/11/28		116	114,874
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/09/31		188	188,521
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 02/10/31		185	185,601
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 04/14/31		61	61,075
			3,229,146
Specialty Retail — 0.0%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/11/28		201	200,355
Total Floating Rate Loan Interests — 3.8% (Cost: $21,326,286)			21,384,447
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32 (e)		200	183,500
Canada — 1.1%
CDP Financial, Inc., 5.60%, 11/25/39 (b)		5,890	6,120,889
Colombia — 0.1%
Colombia Government International Bond
4.50%, 01/28/26		300	293,250
8.00%, 04/20/33 (f)		200	207,300
			500,550
Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26 (e)		115	116,294
5.95%, 01/25/27 (e)		228	226,632
4.50%, 01/30/30 (b)		226	205,942
7.05%, 02/03/31 (b)		150	154,406
			703,274

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61 (b)	USD	219	$ 146,388
Guatemala — 0.1%
Guatemala Government Bond (b)
5.25%, 08/10/29		200	192,000
5.38%, 04/24/32		200	189,688
			381,688
Hungary — 0.0%
Hungary Government International Bond, 5.38%, 09/12/33 (e)	EUR	66	73,164
Ivory Coast — 0.1%
Ivory Coast Government International Bond (e)
6.38%, 03/03/28	USD	200	193,250
5.88%, 10/17/31	EUR	192	185,253
			378,503
Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27 (b)	USD	200	177,800
Oman — 0.1%
Oman Government International Bond (e)
6.50%, 03/08/47		228	227,430
6.75%, 01/17/48		200	203,687
			431,117
Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27 (b)		102	100,164
2.50%, 02/08/30 (e)	EUR	222	207,809
2.12%, 07/16/31 (e)		226	194,914
			502,887
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33 (e)	USD	200	167,250
South Africa — 0.1%
Republic of South Africa Government International Bond, 5.88%, 04/20/32 (f)		200	185,250
Ukraine — 0.0%
Ukraine Government International Bond (l)(m)
7.75%, 11/13/26 (e)		385	117,040
7.25%, 03/15/33 (b)		200	56,900
			173,940
Total Foreign Agency Obligations — 1.8% (Cost: $10,301,856)			10,126,200
Municipal Bonds
California — 1.1%
City of Los Angeles California, GO, Series A, Sustainability Bonds, 5.00%, 09/01/42		2,000	1,957,044
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40		1,900	1,990,900
Oxnard Union High School District, Refunding GO, (BAM), 3.18%, 08/01/43		1,600	1,212,735
State of California, Refunding GO, 5.13%, 03/01/38		1,000	984,932
			6,145,611
Security		Par (000)	Value
Georgia — 0.4%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 7.06%, 04/01/57	USD	1,884	$ 2,107,818
Hawaii — 0.3%
City & County Honolulu Hawaii Wastewater System Revenue, Refunding RB, Series A, 2.62%, 07/01/45		1,000	673,038
State of Hawaii, GO, Series GK, 6.15%, 10/01/38		1,000	1,071,908
			1,744,946
Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33		1,882	1,847,823
Massachusetts — 0.3%
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		1,355	1,370,181
University of Massachusetts Building Authority, Refunding RB, Series 3, 3.43%, 11/01/40		500	404,424
			1,774,605
New York — 1.4%
Metropolitan Transportation Authority, RB, BAB, 7.34%, 11/15/39		1,295	1,502,991
New York City Industrial Development Agency, Refunding RB, (AGM), 3.19%, 03/01/40		165	125,683
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42		1,390	1,396,645
6.01%, 06/15/42		1,000	1,039,952
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40		1,900	1,912,903
Series F, 5.63%, 03/15/39		1,100	1,110,402
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29		780	819,964
			7,908,540
Total Municipal Bonds — 3.8% (Cost: $21,351,745)			21,529,343
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 9.7%
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		352	301,936
Series 2006-OA21, Class A1, (1 mo. Term SOFR + 0.30%), 5.64%, 03/20/47 (a)		331	265,488
Series 2007-OA10, Class 2A1, (1 mo. Term SOFR + 0.61%), 5.96%, 09/25/47 (a)		3,876	546,882
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		197	146,998
Bravo Residential Funding Trust (b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49 (a)		622	551,912
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		433	421,436
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,334	1,341,650
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49 (a)(b)		481	473,557
CIM Trust (b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		1,157	1,143,256
Series 2023-I2, Class A1, 6.64%, 12/25/67		1,144	1,143,566
COLT Mortgage Loan Trust (b)
Series 2020-2, Class M1, 5.25%, 03/25/65 (a)		3,050	2,964,419
Series 2020-3, Class M1, 3.36%, 04/27/65 (a)		3,820	3,492,478
Series 2022-1, Class A1, 4.55%, 04/25/67 (a)		1,457	1,444,627
Series 2022-7, Class A1, 5.16%, 04/25/67		1,886	1,854,112
Series 2022-9, Class A1, 6.79%, 12/25/67		300	300,746
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust (b) (continued)
Series 2023-2, Class A1, 6.60%, 07/25/68	USD	1,342	$ 1,348,246
Credit Suisse Mortgage Capital Certificates Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67 (a)(b)		2,573	2,545,539
Deephaven Residential Mortgage Trust, Series 2022-2, Class A1, 4.30%, 03/25/67 (a)(b)		248	234,692
Ellington Financial Mortgage Trust (a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		1,500	1,470,637
Series 2021-2, Class A1, 0.93%, 06/25/66		188	153,669
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51 (a)(b)		2,353	1,862,527
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67 (a)(b)		1,091	1,058,150
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52 (a)(b)		1,010	801,399
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A2, 2.50%, 11/25/51 (a)(b)		881	698,173
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37		77	49,104
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67 (b)		1,139	1,125,505
JP Morgan Mortgage Trust
Series 2006-S3, Class 1A12, 6.50%, 08/25/36		42	13,155
Series 2022-DSC1, Class A1, 4.75%, 01/25/63 (a)(b)		448	425,636
Series 2022-INV3, Class A3B, 3.00%, 09/25/52 (a)(b)		706	582,839
Series 2023-DSC1, Class A1, 4.63%, 07/25/63 (a)(b)		313	298,152
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52 (a)(b)		750	619,431
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 5.53%, 05/25/36 (a)		112	73,617
MFA Trust (b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65 (a)		2,750	2,138,318
Series 2023-NQM1, Class A1, 5.75%, 11/25/67		802	796,295
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,548	1,556,677
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67 (b)		1,689	1,683,363
OBX Trust (b)
Series 2022-INC3, Class A1, 3.00%, 02/25/52 (a)		667	550,790
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		491	490,663
Series 2023-NQM1, Class A1, 6.12%, 11/25/62 (a)		644	643,631
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		1,438	1,448,991
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		1,181	1,185,413
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58 (b)		1,410	1,410,385
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52 (a)(b)		985	814,192
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62 (b)		641	632,152
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57 (b)		670	633,862
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65 (a)(b)		2,050	1,625,619
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65 (a)(b)		2,000	1,724,487
Verus Securitization Trust (b)
Series 2022-3, Class A1, 4.13%, 02/25/67		2,665	2,482,266
Series 2022-7, Class A1, 5.15%, 07/25/67		1,535	1,516,655
Series 2022-INV2, Class A1, 6.79%, 10/25/67		443	444,383
Series 2023-1, Class A1, 5.85%, 12/25/67		886	880,164
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Verus Securitization Trust (b) (continued)
Series 2023-5, Class A1, 6.48%, 06/25/68	USD	1,245	$ 1,246,558
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58 (b)		1,369	1,371,585
			55,029,983
Commercial Mortgage-Backed Securities — 4.8%
3650R Commercial Mortgage Trust, Series 2021-PF1, Class A5, 2.52%, 11/15/54		1,250	1,026,641
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33 (a)(b)		4,170	4,005,895
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. Term SOFR + 0.52%), 5.86%, 07/25/37 (a)(b)		572	529,104
BX Commercial Mortgage Trust (a)(b)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 6.36%, 12/15/38		605	598,197
Series 2021-SOAR, Class A, (1 mo. Term SOFR + 0.78%), 6.11%, 06/15/38		1,482	1,465,060
Series 2021-XL2, Class A, (1 mo. Term SOFR + 0.80%), 6.13%, 10/15/38		352	348,217
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 6.34%, 02/15/39		1,392	1,376,034
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 7.27%, 02/15/39		510	503,625
Series 2024-XL4, Class C, (1 mo. Term SOFR + 2.19%), 7.52%, 02/15/39		98	98,066
BX Trust (a)(b)
Series 2021-LBA, Class AJV, (1 mo. Term SOFR + 0.91%), 6.24%, 02/15/36		1,690	1,668,347
Series 2022 VAMF, Class A, (1 mo. Term SOFR + 0.85%), 6.18%, 01/15/39		1,300	1,282,133
Series 2022-GPA, Class A, (1 mo. Term SOFR + 2.17%), 7.49%, 08/15/39		640	640,730
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 7.97%, 02/15/41		240	238,952
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 7.27%, 04/15/29		795	790,885
Series 2024-PAT, Class B, (1 mo. Term SOFR + 3.04%), 8.37%, 03/15/41		170	169,787
Cantor Commercial Real Estate Lending, Series 2019- CF2, Class A5, 2.87%, 11/15/52		550	475,390
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39 (a)(b)		250	197,046
Cold Storage Trust, Series 2020-ICE5, Class A, (1 mo. Term SOFR + 1.01%), 6.34%, 11/15/37 (a)(b)		238	236,992
Credit Suisse Mortgage Capital Certificates Trust, Series 2020-FACT, Class D, (1 mo. Term SOFR + 4.07%), 9.40%, 10/15/37 (a)(b)		900	821,386
CSMC BHAR, Series 2021-BHAR, Class C, (1 mo. Term SOFR + 2.11%), 7.44%, 11/15/38 (a)(b)		300	297,757
DC Trust, Series 2024-HLTN, Class C, 7.29%, 04/13/28 (a)(b)		220	221,145
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. Term SOFR + 2.36%), 7.69%, 07/15/38 (a)(b)		1,752	1,750,951
GS Mortgage Securities Trust, Series 2019-GC38, Class AAB, 3.84%, 02/10/52		849	822,613
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 6.73%, 03/15/39 (a)(b)		1,700	1,678,764

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 7.71%, 06/15/39 (a)(b)	USD	800	$ 795,997
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, 04/15/48		1,200	1,174,177
STWD Trust, Series 2021-FLWR, Class A, (1 mo. Term SOFR + 0.69%), 6.02%, 07/15/36 (a)(b)		1,207	1,191,171
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/52		1,200	1,045,137
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,700	1,621,955
Series 2024-BPRC, Class D, 07/15/43 (c)		250	247,499
			27,319,653
Total Non-Agency Mortgage-Backed Securities — 14.5% (Cost: $87,493,657)			82,349,636
Preferred Securities
Capital Trusts — 6.2% (a)
Automobiles — 0.0%
Volkswagen International Finance NV, 3.88% (e)(h)	EUR	100	99,679
Banks (h) — 5.3%
AIB Group PLC, 5.25% (e)		200	213,387
Banco Mercantil del Norte SA, 6.75% (b)	USD	200	198,438
Bank of America Corp., Series FF, 5.88% (f)		3,500	3,480,807
Bank of New York Mellon Corp., Series F, 4.63% (f)		2,750	2,652,244
Barclays PLC
4.38%		310	260,308
9.63%		640	693,819
BNP Paribas SA, 4.63% (b)		2,000	1,601,547
Citigroup, Inc., Series AA, 7.63%		208	216,565
HSBC Holdings PLC
4.70%		275	234,399
6.50% (f)		1,090	1,073,059
6.00% (f)		435	420,035
6.38%		1,000	997,002
ING Groep NV, Series NC10, 4.25%		1,500	1,167,624
JPMorgan Chase & Co., Series FF, 5.00%		2,500	2,492,849
Krung Thai Bank PCL/Cayman Islands, 4.40% (e)		252	239,558
Lloyds Banking Group PLC
8.00%		200	204,441
6.75%		595	592,771
7.50%		1,750	1,749,368
NatWest Group PLC
8.13%		225	227,328
6.00%		1,575	1,540,723
Nordea Bank Abp, 6.13% (b)		2,960	2,944,751
PNC Financial Services Group, Inc.
Series V, 6.20%		205	204,202
Series W, 6.25% (f)		1,705	1,661,472
Rizal Commercial Banking Corp., 6.50% (e)		200	197,625
U.S. Bancorp, Series J, 5.30% (f)		1,900	1,842,428
UBS Group AG (b)
4.88%		2,000	1,831,645
Series NC10, 9.25%		200	223,978
Series NC5, 9.25%		400	430,361
Wells Fargo & Co., 7.63% (f)		300	319,471
Woori Bank, 4.25% (e)		250	247,813
			30,160,018
Security		Par (000)	Value
Consumer Finance — 0.2%
Charles Schwab Corp., Series H, 4.00% (h)	USD	1,500	$ 1,281,021
Diversified Telecommunication Services (e) — 0.1%
Telefonica Europe BV, 6.14% (h)	EUR	200	224,350
Vodafone Group PLC, 6.50%, 08/30/84		100	114,993
			339,343
Electric Utilities — 0.6%
Edison International, Series B, 5.00% (h)	USD	169	160,753
EDP - Energias de Portugal SA, 5.94%, 04/23/83 (e)	EUR	100	111,509
Electricite de France SA, 3.38% (e)(h)		200	186,654
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79	USD	2,750	2,624,704
NRG Energy, Inc., 10.25% (b)(h)		340	371,861
Vistra Corp., 7.00% (b)(h)		141	139,775
			3,595,256
			35,475,317

	Shares
Preferred Stocks — 0.3% (a)(h)
Capital Markets — 0.3%
Morgan Stanley, Series K, 5.85%	66,567	1,653,524
Financial Services — 0.0%
Federal National Mortgage Association, Series S	10,000	51,300
		1,704,824
Trust Preferred — 0.2%
Banks — 0.2%
Citigroup Capital XIII, 11.96%, 10/30/40 (a)	29,583	865,895
		865,895
Total Preferred Securities — 6.7% (Cost: $39,093,957)		38,046,036

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.1%
Fannie Mae, 5.63%, 07/15/37 (f)	USD	1,600	1,754,659
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30 (j)		6,055	4,626,947
			6,381,606
Collateralized Mortgage Obligations — 4.9%
Fannie Mae REMICS
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636	1,429,906
Series 2022-25, Class KL, 4.00%, 05/25/52		14,500	12,577,784
Freddie Mac REMICS
Series 4350, Class DY, 4.00%, 06/15/44		1,544	1,460,586
Series 4398, Class ZX, 4.00%, 09/15/54		11,327	9,810,005
Series 4549, Class TZ, 4.00%, 11/15/45		2,898	2,733,331
			28,011,612
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42		767	121,784
Ginnie Mae, Series 2009-116, Class KS, (1 mo. Term SOFR + 6.36%), 1.03%, 12/16/39 (a)		551	40,125
			161,909
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (f) — 14.2%
Fannie Mae Mortgage-Backed Securities
4.50%, 07/01/55	USD	2,635	$ 2,507,798
4.00%, 02/01/56 - 04/01/56		2,802	2,590,841
Freddie Mac Mortgage-Backed Securities, 4.50%, 03/01/47		520	506,195
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/15/33		20	20,555
Uniform Mortgage-Backed Securities
1.50%, 05/01/31		5,577	5,079,858
5.00%, 08/01/34 - 07/15/54 (n)		20,873	20,477,216
4.50%, 06/01/37 - 07/15/54 (n)		5,756	5,613,999
5.50%, 12/01/37 - 07/15/54 (n)		22,829	22,652,880
6.00%, 12/01/38		188	192,338
3.00%, 02/01/52		1,884	1,603,310
3.50%, 04/01/52 - 04/01/53		3,896	3,474,434
4.00%, 05/01/52 - 07/15/54 (n)		11,422	10,486,218
6.50%, 10/01/53		5,109	5,202,235
			80,407,877
Total U.S. Government Sponsored Agency Securities — 20.2% (Cost: $121,059,360)			114,963,004
U.S. Treasury Obligations
U.S. Treasury Bonds (f)
3.00%, 11/15/44		33,795	26,393,103
2.50%, 02/15/46		57,350	40,409,348
2.75%, 11/15/47		2,000	1,454,062
4.63%, 05/15/54		31,000	31,431,094
U.S. Treasury Notes (f)
5.00%, 10/31/25		26,000	26,003,047
3.63%, 05/31/28		1,900	1,845,894
4.88%, 10/31/28		7,800	7,945,641
Total U.S. Treasury Obligations — 23.8% (Cost: $160,724,906)			135,482,189
Total Long-Term Investments — 157.7% (Cost: $947,790,595)			896,000,915

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (o)(p)	5,865,155	$ 5,865,155
Total Short-Term Securities — 1.0% (Cost: $5,865,155)		5,865,155
Total Investments — 158.7% (Cost: $953,655,750)		901,866,070
Liabilities in Excess of Other Assets — (58.7)%		(333,648,140)
Net Assets — 100.0%		$ 568,217,930

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Perpetual security with no stated maturity date.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Non-income producing security.
(n)	Represents or includes a TBA transaction.
(o)	Affiliate of the Trust.
(p)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 11,900,896	$ —	$ (6,035,741) (a)	$ —	$ —	$ 5,865,155	5,865,155	$ 185,695	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas SA	5.38% (b)	09/05/23	Open	$ 17,781,250	$ 18,579,327	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	5.38 (b)	09/05/23	Open	26,909,269	28,119,999	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	5.38 (b)	11/06/23	Open	26,097,500	27,028,202	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	5.38 (b)	11/06/23	Open	7,926,750	8,209,356	U.S. Treasury Obligations	Open/Demand

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas SA	5.47% (b)	01/05/24	Open	$ 1,832,000	$ 1,880,397	U.S. Government Sponsored Agency Securities	Open/Demand
U.S. Bancorp Investments, Inc.	5.31 (b)	02/13/24	Open	537,625	548,568	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31 (b)	02/13/24	Open	2,737,500	2,793,222	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.49 (b)	03/15/24	Open	2,542,969	2,583,688	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47 (b)	04/01/24	Open	199,098	201,850	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/02/24	Open	245,340	248,701	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31 (b)	04/08/24	Open	1,267,500	1,283,017	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	04/11/24	Open	4,066,354	4,116,584	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	04/12/24	Open	467,812	473,166	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	04/12/24	Open	184,451	186,562	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	04/12/24	Open	126,348	127,794	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	04/12/24	Open	204,997	207,342	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.40 (b)	04/12/24	Open	513,006	518,932	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	903,750	914,343	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	132,645	134,200	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	306,500	310,093	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	106,195	107,440	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	130,020	131,544	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	1,736,875	1,757,233	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	87,281	88,304	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/16/24	Open	1,404,434	1,420,593	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	287,788	290,805	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	192,276	194,292	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	202,231	204,351	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31 (b)	04/26/24	Open	823,750	831,405	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30 (b)	04/29/24	Open	292,000	294,665	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30 (b)	04/29/24	Open	401,644	405,310	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35 (b)	04/29/24	Open	1,062,547	1,072,338	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35 (b)	04/29/24	Open	871,500	879,230	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37 (b)	04/29/24	Open	101,550	102,489	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37 (b)	04/29/24	Open	3,115,000	3,143,809	Capital Trusts	Open/Demand
BNP Paribas SA	5.39 (b)	04/29/24	Open	40,375	40,750	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39 (b)	04/29/24	Open	119,510	120,619	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39 (b)	04/29/24	Open	1,214,212	1,225,484	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42 (b)	04/29/24	Open	408,100	411,909	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44 (b)	04/29/24	Open	98,169	99,088	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44 (b)	04/29/24	Open	179,575	181,257	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	186,760	188,513	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	401,875	405,647	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	190,250	192,036	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	281,250	283,890	Capital Trusts	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	114,431	115,505	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	164,666	166,212	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	259,341	261,775	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	1,087,177	1,097,382	Capital Trusts	Open/Demand
BNP Paribas SA	5.48 (b)	04/29/24	Open	135,975	137,258	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	463,125	467,476	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	199,361	201,246	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40 (b)	04/30/24	Open	356,720	359,984	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40 (b)	04/30/24	Open	762,000	768,972	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40 (b)	04/30/24	Open	310,792	313,636	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40 (b)	04/30/24	Open	882,656	890,733	Corporate Bonds	Open/Demand
BNP Paribas SA	5.46 (b)	04/30/24	Open	104,479	105,445	Corporate Bonds	Open/Demand
BNP Paribas SA	5.46 (b)	04/30/24	Open	181,196	182,873	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31 (b)	05/01/24	Open	3,840,000	3,873,984	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/06/24	Open	292,927	295,425	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.48 (b)	05/06/24	Open	5,318,750	5,363,280	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	2,816,625	2,840,249	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	3,924,900	3,957,820	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31 (b)	05/10/24	Open	247,500	249,398	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42 (b)	05/13/24	Open	1,336,612	1,346,473	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Nomura Securities International, Inc.	5.48% (b)	05/15/24	Open	$ 619,794	$ 624,228	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.25 (b)	05/20/24	Open	162,346	163,317	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35 (b)	05/20/24	Open	427,470	430,075	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35 (b)	05/20/24	Open	193,200	194,377	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	1,042,000	1,048,468	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	1,939,375	1,951,413	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	1,518,750	1,528,177	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	3,052,500	3,071,447	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	424,410	427,044	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	397,500	399,967	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	947,500	953,381	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	2,767,500	2,784,678	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	271,050	272,692	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	396,997	399,402	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	136,089	136,913	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/20/24	Open	374,637	376,976	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42 (b)	05/22/24	Open	411,619	414,036	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	475,151	477,977	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	384,070	386,354	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	273,375	275,001	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/22/24	Open	11,480	11,550	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/22/24	Open	801,890	806,773	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/23/24	Open	113,285	113,954	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/23/24	Open	407,670	409,671	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	05/23/24	Open	409,399	411,624	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42 (b)	05/30/24	Open	191,000	191,920	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/30/24	Open	652,342	655,526	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31 (b)	06/06/24	Open	164,000	164,605	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31 (b)	06/06/24	Open	493,125	494,943	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/07/24	Open	309,400	310,518	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/07/24	Open	305,699	306,803	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	06/12/24	07/15/24	1,417,823	1,421,687	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,213,919	1,217,227	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,561,843	1,566,099	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	495,956	497,307	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	543,382	544,863	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	316,720	317,583	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	4,933,041	4,946,483	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	250,910	251,593	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	601,413	603,052	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,892,509	1,897,666	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	2,492,608	2,499,400	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	766,894	768,984	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,773,770	1,778,603	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	151,881	152,295	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,571,554	1,575,837	U.S. Government Sponsored Agency Securities	Up to 30 Days

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas SA	5.45%	06/12/24	07/15/24	$ 242,981	$ 243,643	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,508,961	1,513,072	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,703,278	1,707,919	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,682,266	1,686,850	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,778,299	1,783,145	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,471,466	1,475,476	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	958,105	960,716	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,528,777	1,532,943	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	993,335	996,042	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	1,019,892	1,022,671	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	2,368,426	2,374,880	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	187,587	188,098	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	429,852	431,023	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	220,292	220,892	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	874,380	876,762	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	931,469	934,007	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.45	06/12/24	07/15/24	5,064,852	5,078,654	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.46	06/12/24	07/15/24	382,421	383,465	U.S. Government Sponsored Agency Securities	Up to 30 Days
Daiwa Capital Markets America, Inc	5.46	06/12/24	07/15/24	19,948	20,002	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	5.42 (b)	06/12/24	Open	948,750	951,464	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/12/24	Open	102,290	102,583	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/12/24	Open	176,820	177,326	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.49	06/13/24	08/01/24	2,343,750	2,350,184	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	2.00	06/13/24	08/01/24	15,509	15,524	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.00	06/13/24	08/01/24	147,889	148,185	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.50	06/13/24	08/01/24	105,619	105,856	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.50	06/13/24	08/01/24	258,591	259,173	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	115,133	115,446	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	178,988	179,476	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	1,006,250	1,008,992	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	925,000	927,521	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	1,205,625	1,208,910	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	776,250	778,365	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	986,450	989,138	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	2,106,250	2,111,990	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	182,750	183,248	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	210,311	210,884	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	1,150,000	1,153,134	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.00 (b)	06/14/24	Open	214,540	215,047	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.15	06/17/24	07/17/24	588,190	589,368	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/17/24	07/17/24	237,868	238,344	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/17/24	07/17/24	276,360	276,913	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/17/24	07/17/24	167,265	167,606	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	5.30%	06/17/24	07/17/24	$ 127,715	$ 127,978	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	510,750	511,813	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	164,840	165,183	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	294,937	295,551	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	154,395	154,716	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	293,185	293,795	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	200,825	201,243	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	165,381	165,725	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	443,125	444,056	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	130,095	130,368	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	169,785	170,142	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	135,135	135,419	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	113,958	114,197	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	187,188	187,581	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	1,366,972	1,369,843	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	101,365	101,578	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	211,270	211,714	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	219,403	219,863	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	680,722	682,152	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	331,110	331,805	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	172,515	172,877	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	222,530	222,997	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	129,200	129,471	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	239,020	239,522	Corporate Bonds	Up to 30 Days
BofA Securities, Inc. (c)	5.40	06/17/24	07/17/24	145,189	145,189	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,572,250	1,575,582	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	831,648	833,411	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	3,690,000	3,697,821	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,603,125	1,606,523	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	440,000	440,933	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	2,902,500	2,908,652	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	541,296	542,443	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	2,639,790	2,645,385	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	776,250	777,895	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	313,630	314,295	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	149,988	150,306	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	140,088	140,385	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	374,062	374,855	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	220,585	221,053	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	118,346	118,597	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	239,610	240,118	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	200,273	200,697	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	91,913	92,107	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	116,836	117,084	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	142,054	142,355	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	132,809	133,090	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	70,508	70,657	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	279,563	280,155	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	82,369	82,543	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	425,820	426,722	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	208,204	208,645	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	661,195	662,596	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	197,055	197,473	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	351,250	351,994	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	101,860	102,076	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	142,755	143,058	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	407,882	408,747	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	102,950	103,168	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	195,415	195,829	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	147,163	147,474	Corporate Bonds	Up to 30 Days
BofA Securities, Inc. (c)	5.45	06/17/24	07/17/24	264,977	264,977	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.32	06/17/24	07/17/24	161,560	161,894	Foreign Agency Obligations	Up to 30 Days

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
J.P. Morgan Securities LLC	5.25%	06/18/24	08/07/24	$ 976,511	$ 978,363	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.30	06/18/24	08/07/24	259,069	259,565	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.35	06/18/24	08/07/24	157,309	157,613	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.40	06/18/24	08/07/24	139,750	140,023	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	350,333	351,023	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	84,185	84,351	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	113,040	113,262	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	250,624	251,117	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	197,164	197,552	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	248,023	248,511	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	1,137,500	1,139,739	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	116,544	116,773	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	86,728	86,898	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	119,000	119,234	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	146,453	146,741	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	135,520	135,787	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	1,572,876	1,575,972	Corporate Bonds	31 - 90 Days
Nomura Securities International, Inc.	5.44 (b)	06/21/24	Open	31,677,311	31,724,739	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.44 (b)	06/26/24	Open	1,850,125	1,851,252	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.44 (b)	06/26/24	Open	1,482,500	1,483,403	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.44 (b)	06/26/24	Open	23,413,312	23,427,569	U.S. Treasury Obligations	Open/Demand
BofA Securities, Inc.	4.50	06/28/24	07/17/24	123,015	123,061	Corporate Bonds	Up to 30 Days
				$ 302,154,026	$ 306,379,817

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	335	09/19/24	$ 37,949	$ 242,961
Ultra U.S. Treasury Bond	475	09/19/24	59,167	176,627
2-Year U.S. Treasury Note	57	09/30/24	11,640	21,231
				440,819
Short Contracts
10-Year U.S. Treasury Note	825	09/19/24	90,621	(703,379)
U.S. Long Bond	154	09/19/24	18,153	(64,850)
5-Year U.S. Treasury Note	185	09/30/24	19,705	(51,166)
				(819,395)
				$ (378,576)
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	75,635	EUR	69,855	Morgan Stanley & Co. International PLC	07/17/24	$ 772
USD	198,622	EUR	183,443	Morgan Stanley & Co. International PLC	07/17/24	2,026
USD	370,562	EUR	342,242	Morgan Stanley & Co. International PLC	07/17/24	3,781
USD	7,046,288	EUR	6,545,000	BNP Paribas SA	09/18/24	10,776
USD	372,923	GBP	294,000	Citibank N.A.	09/18/24	1,066
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	196,529	GBP	155,000	JPMorgan Chase Bank N.A.	09/18/24	$ 482
USD	152,200	GBP	120,000	Standard Chartered Bank	09/18/24	421
						19,324
USD	107,973	CAD	148,000	Royal Bank of Canada	09/18/24	(408)
						$ 18,916
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	25,210	$ (539,364)	$ (333,257)	$ (206,107)
CDX.NA.HY.42.V1	5.00	Quarterly	06/20/29	USD	5,180	(331,632)	(314,110)	(17,522)
						$ (870,996)	$ (647,367)	$ (223,629)
OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	10	$ 540	$ 486	$ 54
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	N/R	EUR	20	2,392	3,070	(678)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	5	(167)	(875)	708
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	3	(100)	(512)	412
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	9	(282)	(1,441)	1,159
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	N/R	EUR	3	(82)	(429)	347
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	6	(171)	(906)	735
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	4	(124)	(644)	520
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	13	1,440	1,716	(276)
Ziggo Bond Company B.V.	5.00	Quarterly	Bank of America N.A.	06/20/29	B-	EUR	7	379	569	(190)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/15/64	N/R	USD	4,710	(815,124)	(868,697)	53,573
								$ (811,299)	$ (867,663)	$ 56,364

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ —	$ (647,367)	$ —	$ (223,629)
OTC Swaps	5,841	(873,504)	57,508	(1,144)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 440,819	$ —	$ 440,819
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	19,324	—	—	19,324
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	63,349	—	—	—	—	63,349
	$ —	$ 63,349	$ —	$ 19,324	$ 440,819	$ —	$ 523,492
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 819,395	$ —	$ 819,395
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	408	—	—	408
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	223,629	—	—	—	—	223,629
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	874,648	—	—	—	—	874,648
	$ —	$ 1,098,277	$ —	$ 408	$ 819,395	$ —	$ 1,918,080

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 1,085,714	$ —	$ 1,085,714
Forward foreign currency exchange contracts	—	—	—	204,468	—	—	204,468
Options purchased (a)	—	—	—	—	(541)	—	(541)
Options written	—	—	—	—	131	—	131
Swaps	—	(442,346)	—	—	—	—	(442,346)
	$ —	$ (442,346)	$ —	$ 204,468	$ 1,085,304	$ —	$ 847,426
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (5,366,488)	$ —	$ (5,366,488)
Forward foreign currency exchange contracts	—	—	—	88,150	—	—	88,150
Swaps	—	276,220	—	—	—	—	276,220
	$ —	$ 276,220	$ —	$ 88,150	$ (5,366,488)	$ —	$ (5,002,118)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 124,198,493
Average notional value of contracts — short	$ 132,269,250
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ 8,137,193
Options:
Average value of option contracts purchased	$ 70
Average value of option contracts written	$ 8
Credit default swaps:
Average notional value — buy protection	$ 31,953,050
Average notional value — sell protection	$ 4,796,122
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 588,328	$ 1,405,197
Forward foreign currency exchange contracts	19,324	408
Swaps — centrally cleared	4,843	—
Swaps — OTC (a)	63,349	874,648
Total derivative assets and liabilities in the Statements of Assets and Liabilities	675,844	2,280,253
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(593,171)	(1,405,197)
Total derivative assets and liabilities subject to an MNA	$ 82,673	$ 875,056

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)(c)
Bank of America N.A.	$ 1,277	$ (1,065)	$ —	$ —	$ 212
Barclays Bank PLC	3,287	(2,229)	—	—	1,058
BNP Paribas SA	10,776	—	—	—	10,776
Citibank N.A.	1,413	(429)	—	—	984
JPMorgan Chase Bank N.A.	1,757	(906)	—	—	851
Morgan Stanley & Co. International PLC	63,742	(63,742)	—	—	—
Standard Chartered Bank	421	—	—	—	421
	$ 82,673	$ (68,371)	$ —	$ —	$ 14,302

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities (b)(e)
Bank of America N.A.	$ 1,065	$ (1,065)	$ —	$ —	$ —
Barclays Bank PLC	2,229	(2,229)	—	—	—
Citibank N.A.	429	(429)	—	—	—
JPMorgan Chase Bank N.A.	906	(906)	—	—	—
Morgan Stanley & Co. International PLC	870,019	(63,742)	—	(806,277)	—
Royal Bank of Canada	408	—	—	—	408
	$ 875,056	$ (68,371)	$ —	$ (806,277)	$ 408

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)

(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 96,423,307	$ 238,419	$ 96,661,726
Corporate Bonds
Advertising Agencies	—	375,656	—	375,656
Aerospace & Defense	—	17,358,479	—	17,358,479
Air Freight & Logistics	—	1,092,821	—	1,092,821
Automobile Components	—	3,323,352	—	3,323,352
Automobiles	—	5,169,823	—	5,169,823
Banks	—	30,260,360	—	30,260,360
Beverages	—	4,573,968	—	4,573,968
Biotechnology	—	3,446,344	—	3,446,344
Broadline Retail	—	2,018,054	—	2,018,054
Building Materials	—	3,769,098	—	3,769,098
Building Products	—	6,207,336	—	6,207,336
Capital Markets	—	2,446,596	—	2,446,596
Chemicals	—	4,607,255	—	4,607,255
Commercial Services & Supplies	—	15,517,668	—	15,517,668
Communications Equipment	—	74,769	—	74,769
Construction & Engineering	—	1,560,527	—	1,560,527
Construction Materials	—	379,935	—	379,935
Consumer Finance	—	4,347,850	—	4,347,850
Consumer Staples Distribution & Retail	—	2,072,345	—	2,072,345
Containers & Packaging	—	4,259,630	—	4,259,630
Diversified Consumer Services	—	300,396	—	300,396
Diversified REITs	—	9,519,915	—	9,519,915
Diversified Telecommunication Services	106,777	22,565,256	—	22,672,033
Electric Utilities	—	28,143,664	—	28,143,664
Electrical Equipment	—	345,687	—	345,687
Electronic Equipment, Instruments & Components	—	2,144,306	—	2,144,306
Energy Equipment & Services	—	1,566,223	—	1,566,223
Entertainment	—	1,100,010	—	1,100,010
Environmental, Maintenance & Security Service	—	2,578,572	—	2,578,572
Financial Services	—	5,308,260	—	5,308,260
Food Products	—	2,076,286	—	2,076,286
Gas Utilities	—	1,166,368	—	1,166,368
Ground Transportation	—	7,516,953	—	7,516,953
Health Care Equipment & Supplies	—	3,870,000	—	3,870,000
Health Care Providers & Services	—	10,950,675	—	10,950,675
Health Care REITs	—	713,028	—	713,028
Health Care Technology	—	1,187,702	—	1,187,702
Hotel & Resort REITs	—	1,639,129	—	1,639,129
Hotels, Restaurants & Leisure	—	12,341,281	1,966,923	14,308,204
Household Durables	—	773,634	—	773,634
Household Products	—	277,226	—	277,226
Independent Power and Renewable Electricity Producers	—	817,326	—	817,326
Industrial Conglomerates	—	424,824	—	424,824
Insurance	—	19,819,650	—	19,819,650
Interactive Media & Services	—	241,563	—	241,563
IT Services	—	3,128,000	—	3,128,000
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Leisure Products	$ —	$ 285,403	$ —	$ 285,403
Machinery	—	3,034,368	—	3,034,368
Marine Transportation	—	102,695	—	102,695
Media	—	18,139,356	—	18,139,356
Metals & Mining	—	5,574,760	—	5,574,760
Mortgage Real Estate Investment Trusts (REITs)	—	95,008	—	95,008
Office REITs	—	538,418	—	538,418
Oil, Gas & Consumable Fuels	—	38,657,624	1,319,452	39,977,076
Paper & Forest Products	—	874,033	—	874,033
Passenger Airlines	—	4,836,507	—	4,836,507
Personal Care Products	—	82,199	—	82,199
Pharmaceuticals	—	10,509,362	—	10,509,362
Professional Services	—	864,735	—	864,735
Real Estate Management & Development	—	524,874	605,068	1,129,942
Semiconductors & Semiconductor Equipment	—	6,857,680	—	6,857,680
Software	—	15,261,849	—	15,261,849
Specialized REITs	—	917,361	—	917,361
Specialty Retail	—	581,925	—	581,925
Technology Hardware, Storage & Peripherals	—	1,498,572	—	1,498,572
Textiles, Apparel & Luxury Goods	—	132,359	—	132,359
Tobacco	—	4,839,112	—	4,839,112
Trading Companies & Distributors	—	127,710	—	127,710
Transportation Infrastructure	—	187,312	—	187,312
Water Utilities	—	1,284,703	—	1,284,703
Fixed Rate Loan Interests	—	1,655,879	618,510	2,274,389
Floating Rate Loan Interests	—	20,417,256	967,191	21,384,447
Foreign Agency Obligations	—	10,126,200	—	10,126,200
Municipal Bonds	—	21,529,343	—	21,529,343
Non-Agency Mortgage-Backed Securities	—	82,349,636	—	82,349,636
Preferred Securities
Capital Trusts	—	35,475,317	—	35,475,317
Preferred Stocks
Capital Markets	1,653,524	—	—	1,653,524
Financial Services	—	51,300	—	51,300
Trust Preferred	865,895	—	—	865,895
U.S. Government Sponsored Agency Securities	—	114,963,004	—	114,963,004
U.S. Treasury Obligations	—	135,482,189	—	135,482,189
Short-Term Securities
Money Market Funds	5,865,155	—	—	5,865,155
Unfunded Floating Rate Loan Interests	—	48	—	48
	$ 8,491,351	$ 887,659,204	$ 5,715,563	$ 901,866,118
Derivative Financial Instruments (a)
Assets
Credit Contracts	$ —	$ 57,508	$ —	$ 57,508
Foreign Currency Exchange Contracts	—	19,324	—	19,324
Interest Rate Contracts	440,819	—	—	440,819
Liabilities
Credit Contracts	—	(224,773)	—	(224,773)
Foreign Currency Exchange Contracts	—	(408)	—	(408)
Interest Rate Contracts	(819,395)	—	—	(819,395)
	$ (378,576)	$ (148,349)	$ —	$ (526,925)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $306,379,817 are categorized as Level 2 within the fair value hierarchy.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2023	$ 961,517	$ 4,014,607	$ —	$ 311,432	$ 5,287,556
Transfers into Level 3	—	—	—	291,490	291,490
Transfers out of Level 3	(500,050)	—	—	(261,419)	(761,469)
Accrued discounts/premiums	(11,139)	—	—	542	(10,597)
Net realized gain (loss)	2,094	—	—	1,178	3,272
Net change in unrealized appreciation (depreciation) (a)(b)	17,026	(50,418)	(11,130)	10,567	(33,955)
Purchases	—	—	629,640	664,493	1,294,133
Sales	(231,029)	(72,746)	—	(51,092)	(354,867)
Closing balance, as of June 30, 2024	$ 238,419	$ 3,891,443	$ 618,510	$ 967,191	$ 5,715,563
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 (b)	$ 17,026	$ (50,418)	$ (11,130)	$ 11,647	$ (32,875)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.
Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (3-mo. CME Term SOFR + 2.06%), 7.38%, 05/15/30 (a)(b)	USD	500	$ 499,376
Arini European CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 6.04%), 9.96%, 07/15/36 (a)(c)	EUR	100	110,299
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class ER, (3-mo. EURIBOR + 6.21%), 10.01%, 02/25/34 (a)(c)		100	107,552
Cairn CLO XVI DAC, Series 2023-16X, Class D, (3-mo. EURIBOR + 5.20%), 9.14%, 01/15/37 (a)(c)		100	108,436
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 7.11%, 07/15/32 (a)(c)		100	107,444
Contego CLO VII DAC, Series 7X, Class D, (3-mo. EURIBOR + 3.95%), 7.84%, 05/14/32 (a)(c)		100	108,320
Contego CLO VIII DAC, Series 8X, Class ER, (3- mo. EURIBOR + 6.06%), 9.94%, 01/25/34 (a)(c)		100	106,559
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, (3-mo. EURIBOR + 3.15%), 6.87%, 12/15/34 (a)(c)		100	107,469
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.54%, 07/15/31 (a)(b)	USD	250	250,143
Greene King Finance PLC (a)
Series 06, Class B2, (3-mo. LIBOR GBP + 2.20%), 7.32%, 03/15/36 (c)	GBP	100	108,083
Series B1, (3-mo. LIBOR GBP + 1.92%), 7.15%, 12/15/34		100	107,483
Margay CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 6.40%), 10.31%, 07/15/36 (a)(c)	EUR	100	110,201
Neuberger Berman Loan Advisers Euro CLO DAC, Series 2021-2X, Class E, (3-mo. EURIBOR + 6.06%), 9.97%, 04/15/34 (a)(c)		100	107,120
Palmer Square European CLO DAC, Series 2023- 1X, Class D, (3-mo. EURIBOR + 6.20%), 10.11%, 07/15/36 (a)(c)		100	109,236
Rockfield Park CLO DAC (a)(c)
Series 1X, Class C, (3-mo. EURIBOR + 3.00%), 6.92%, 07/16/34		100	106,365
Series 1X, Class D, (3-mo. EURIBOR + 5.95%), 9.87%, 07/16/34		100	108,217
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32 (c)	GBP	89	116,536
Total Asset-Backed Securities — 0.2% (Cost: $2,414,670)			2,378,839

	Shares
Common Stocks
Building Products — 0.1%
JELD-WEN Holding, Inc. (d)	69,618	937,755
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, Cost: $929,163) (d)(e)	77,042	261,943
Security	Shares	Value
Electrical Equipment — 0.0%
SunPower Corp. (d)	1,025	$ 3,034
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc. (d)	2,390	4,015
Life Sciences Tools & Services — 0.1%
Avantor, Inc. (d)	69,632	1,476,198
Metals & Mining — 0.2%
Constellium SE, Class A (d)	138,993	2,620,018
Oil, Gas & Consumable Fuels (d) — 0.1%
Kcad Holdings I Ltd. (f)	2,223,465,984	22,235
NGL Energy Partners LP	135,089	683,550
		705,785
Real Estate Management & Development — 0.0%
ADLER Group SA (b)(d)	3,728	645
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd. (d)	128	109
Specialized REITs — 0.3%
Crown Castle, Inc.	6,915	675,596
VICI Properties, Inc.	143,766	4,117,458
		4,793,054
Total Common Stocks — 0.8% (Cost: $35,761,842)		10,802,556

		Par (000)
Corporate Bonds
Advertising Agencies (b) — 0.3%
Neptune Bidco U.S., Inc., 9.29%, 04/15/29	USD	3,552	3,409,120
Stagwell Global LLC, 5.63%, 08/15/29		553	510,761
			3,919,881
Aerospace & Defense (b) — 4.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29		1,413	1,440,390
Boeing Co.
6.86%, 05/01/54		2,700	2,770,664
7.01%, 05/01/64		1,735	1,776,414
Bombardier, Inc.
7.88%, 04/15/27		660	661,680
6.00%, 02/15/28		3,089	3,053,465
7.50%, 02/01/29		341	353,356
8.75%, 11/15/30		2,381	2,573,344
7.25%, 07/01/31		814	835,750
7.00%, 06/01/32		1,290	1,307,919
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26		3,695	3,658,050
Spirit AeroSystems, Inc.
9.38%, 11/30/29		2,657	2,860,625
9.75%, 11/15/30		2,077	2,291,172
TransDigm, Inc.
6.75%, 08/15/28		6,979	7,064,311
6.38%, 03/01/29		13,230	13,296,719
7.13%, 12/01/31		3,631	3,741,299
6.63%, 03/01/32		13,365	13,499,444
Triumph Group, Inc., 9.00%, 03/15/28		4,087	4,284,155
			65,468,757

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30 (b)	USD	126	$ 127,564
Automobile Components — 2.3%
Champions Financing, Inc., 8.75%, 02/15/29 (b)		1,906	1,954,553
Clarios Global LP, 6.75%, 05/15/25 (b)		1,456	1,455,558
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26 (c)	EUR	1,576	1,679,379
8.50%, 05/15/27 (b)	USD	14,182	14,262,001
6.75%, 05/15/28 (b)		7,384	7,472,999
Dana Financing Luxembourg SARL, 8.50%, 07/15/31 (c)	EUR	100	116,587
Forvia SE (c)
2.75%, 02/15/27		167	170,647
5.50%, 06/15/31		215	231,981
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (b)	USD	2,357	2,388,636
Goodyear Europe BV, 2.75%, 08/15/28 (c)	EUR	100	96,792
Goodyear Tire & Rubber Co., 5.63%, 04/30/33	USD	311	281,119
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28 (c)(g)	EUR	116	132,919
Mahle GmbH, 6.50%, 05/02/31 (c)		106	115,536
Tenneco, Inc., 8.00%, 11/17/28 (b)	USD	738	671,835
ZF Europe Finance BV, 6.13%, 03/13/29 (c)	EUR	100	113,151
ZF Finance GmbH (c)
5.75%, 08/03/26		200	219,545
2.00%, 05/06/27		200	199,861
2.75%, 05/25/27		100	101,763
			31,664,862
Automobiles — 0.7%
Asbury Automotive Group, Inc., 5.00%, 02/15/32 (b)	USD	901	816,313
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (b)		767	755,733
10.38%, 03/31/29 (c)	GBP	104	130,480
Carvana Co. (b)(g)
(13.00% PIK), 13.00%, 06/01/30	USD	1,200	1,313,598
(14.00% PIK), 14.00%, 06/01/31		3,336	3,751,605
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		1,123	1,161,263
RCI Banque SA (a)(c)
(5-year EUR Swap + 2.85%), 2.63%, 02/18/30	EUR	600	631,337
10/09/34 (h)		100	106,834
Wabash National Corp., 4.50%, 10/15/28 (b)	USD	1,072	964,610
			9,631,773
Banks — 0.9%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30 (a)(c)	EUR	125	134,206
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29 (a)(c)		100	107,277
Banco Bilbao Vizcaya Argentaria SA, (5-year EUR Swap + 4.27%), 6.88% (a)(c)(i)		200	211,593
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 4.27%), 7.50%, 09/14/29 (a)(c)		200	237,209
Banco de Sabadell SA (a)(c)
(5-year EUR Swap + 2.95%), 2.50%, 04/15/31		100	102,823
(5-year EUR Swap + 3.15%), 6.00%, 08/16/33		100	111,214
Banco Espirito Santo SA
4.75%, 01/15/18 (a)(c)		1,900	569,746
4.00%, 01/21/19		1,100	329,853
Banco Santander SA, 6.92%, 08/08/33	USD	1,000	1,043,980
Commerzbank AG (a)(c)
(5-year EUR Swap + 6.36%), 6.13% (i)	EUR	400	424,364
Security		Par (000)	Value
Banks (continued)
Commerzbank AG (a)(c) (continued)
(5-year EURIBOR ICE Swap + 3.70%), 6.75%, 10/05/33	EUR	100	$ 115,198
(h)(i)		200	213,597
Deutsche Bank AG (a)(c)(i)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%		200	191,165
(5-year EURIBOR ICE Swap + 5.26%), 8.13%		200	215,625
Eurobank SA, (5-year EURIBOR ICE Swap + 2.17%), 4.88%, 04/30/31 (a)(c)		100	107,451
First-Citizens Bank & Trust Co., 6.00%, 04/01/36	USD	3,261	3,173,999
Freedom Mortgage Corp., 12.25%, 10/01/30 (b)		537	577,666
Intesa Sanpaolo SpA
5.71%, 01/15/26 (b)		400	396,197
5.15%, 06/10/30 (c)	GBP	125	145,790
(1-year CMT + 2.60%), 4.20%, 06/01/32 (a)(b)	USD	855	723,374
(1-year CMT + 2.75%), 4.95%, 06/01/42 (a)(b)		630	470,767
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35 (a)(c)	EUR	175	189,104
Toronto-Dominion Bank, 07/31/84 (a)(h)	USD	2,046	2,040,885
UniCredit SpA, (5-year EUR Swap + 2.80%), 2.73%, 01/15/32 (a)(c)	EUR	200	204,011
			12,037,094
Biotechnology (c) — 0.0%
Cidron Aida Finco SARL
5.00%, 04/01/28		163	161,357
6.25%, 04/01/28	GBP	133	155,600
			316,957
Broadline Retail (b) — 0.5%
Ken Garff Automotive LLC, 4.88%, 09/15/28	USD	680	630,239
LCM Investments Holdings II LLC
4.88%, 05/01/29		968	904,819
8.25%, 08/01/31		1,940	2,024,349
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26		697	688,594
Rakuten Group, Inc.
11.25%, 02/15/27		1,108	1,183,352
9.75%, 04/15/29		1,842	1,898,642
			7,329,995
Building Materials — 2.7%
Builders FirstSource, Inc., 6.38%, 03/01/34 (b)		1,003	992,981
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28 (b)		1,092	1,070,593
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30 (b)	EUR	840	933,333
6.38%, 12/15/30 (c)		200	222,222
6.63%, 12/15/30 (b)	USD	15,582	15,703,571
07/15/31 (b)(h)		1,146	1,160,325
HT Troplast GmbH, 9.38%, 07/15/28 (c)	EUR	124	130,062
Masterbrand, Inc., 7.00%, 07/15/32 (b)	USD	719	727,125
New Enterprise Stone & Lime Co., Inc. (b)
5.25%, 07/15/28		435	410,693
9.75%, 07/15/28		692	703,525
PCF GmbH, 4.75%, 04/15/26 (c)	EUR	100	90,549
Smyrna Ready Mix Concrete LLC (b)
6.00%, 11/01/28	USD	4,762	4,652,310
8.88%, 11/15/31		3,579	3,797,054
Standard Industries, Inc.
2.25%, 11/21/26 (c)	EUR	511	516,857
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Standard Industries, Inc. (continued)
3.38%, 01/15/31 (b)	USD	4,044	$ 3,407,192
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31 (b)		2,402	2,487,641
			37,006,033
Building Products (b) — 0.9%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30		1,396	1,408,575
Foundation Building Materials, Inc., 6.00%, 03/01/29		440	390,476
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		386	379,256
White Cap Buyer LLC, 6.88%, 10/15/28		7,872	7,595,623
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26 (g)		2,707	2,707,062
			12,480,992
Capital Markets — 1.4%
Apollo Debt Solutions BDC, 6.90%, 04/13/29 (b)		1,070	1,075,333
Aretec Group, Inc., 10.00%, 08/15/30 (b)		450	489,415
Blackstone Private Credit Fund (b)
5.95%, 07/16/29		697	682,615
6.25%, 01/25/31		833	828,216
Blue Owl Capital Corp., 3.40%, 07/15/26		333	313,769
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (b)		767	791,347
Blue Owl Credit Income Corp.
7.75%, 09/16/27		1,852	1,902,936
6.60%, 09/15/29 (b)		425	419,241
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29 (b)		522	510,673
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (b)		1,129	1,070,824
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		282	279,773
5.25%, 05/15/27		4,462	4,188,136
9.75%, 01/15/29 (b)		1,542	1,597,509
4.38%, 02/01/29		1,689	1,444,165
9.00%, 06/15/30 (b)		1,001	995,950
Lehman Brothers Holdings, Inc.
5.38%, 10/17/17 (d)(j)	EUR	350	1,162
4.75%, 01/16/19 (d)(j)		1,890	6,275
0.00%, 02/05/19 (a)(d)(j)		3,950	13,114
0.00%, 12/31/49 (a)(d)(j)	USD	1,535	460
0.00%, 12/31/49		430	129
Oaktree Strategic Credit Fund, 8.40%, 11/14/28 (b)		861	910,085
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70% (a)(i)		1,390	1,398,286
			18,919,413
Chemicals — 2.2%
Chemours Co.
4.00%, 05/15/26	EUR	206	213,446
5.38%, 05/15/27	USD	1,239	1,176,083
5.75%, 11/15/28 (b)		1,320	1,218,686
4.63%, 11/15/29 (b)		792	681,913
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27 (c)	EUR	100	104,821
Herens Holdco SARL, 4.75%, 05/15/28 (b)	USD	3,799	3,295,405
Herens Midco SARL, 5.25%, 05/15/29 (c)	EUR	102	84,385
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (b)	USD	1,557	1,569,330
INEOS Finance PLC, 6.38%, 04/15/29 (c)	EUR	128	141,023
Security		Par (000)	Value
Chemicals (continued)
INEOS Quattro Finance 2 PLC (c)
2.50%, 01/15/26	EUR	100	$ 103,743
8.50%, 03/15/29		186	210,900
Ingevity Corp., 3.88%, 11/01/28 (b)	USD	494	448,206
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26 (b)(g)		1,486	1,215,657
Kronos International, Inc., 9.50%, 03/15/29 (c)	EUR	170	197,350
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (b)	USD	725	686,176
Nobian Finance BV, 3.63%, 07/15/26 (c)	EUR	106	111,539
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28 (c)		179	205,383
9.75%, 11/15/28 (b)	USD	4,842	5,122,694
5.38%, 10/01/29 (c)	EUR	100	96,826
7.25%, 06/15/31 (b)	USD	3,040	3,021,790
SCIL IV LLC/SCIL USA Holdings LLC (c)
9.50%, 07/15/28	EUR	100	115,732
(3-mo. EURIBOR + 4.38%), 8.21%, 11/01/26 (a)		100	107,630
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)	USD	3,950	3,577,171
WR Grace Holdings LLC (b)
5.63%, 08/15/29		6,651	6,130,196
7.38%, 03/01/31		1,174	1,189,807
			31,025,892
Commercial Services & Supplies — 5.8%
ADT Security Corp., 4.88%, 07/15/32 (b)		790	725,458
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26 (b)		940	927,901
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)		5,880	5,895,300
Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)
6.63%, 07/15/26		389	387,823
9.75%, 07/15/27		892	886,554
6.00%, 06/01/29		7,236	6,334,287
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (b)		3,857	3,516,563
4.88%, 06/01/28 (c)	GBP	300	340,833
APi Group DE, Inc., 4.75%, 10/15/29 (b)	USD	1,283	1,197,081
APX Group, Inc. (b)
6.75%, 02/15/27		1,337	1,333,536
5.75%, 07/15/29		1,478	1,418,037
BCP V Modular Services Finance II PLC (c)
4.75%, 11/30/28	EUR	200	199,218
6.13%, 11/30/28	GBP	100	115,286
Block, Inc., 6.50%, 05/15/32 (b)	USD	5,364	5,435,824
Boels Topholding BV (c)
6.25%, 02/15/29	EUR	107	119,155
5.75%, 05/15/30		100	108,487
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)	USD	5,445	5,677,241
Brink ’ s Co. (b)
6.50%, 06/15/29		801	809,397
6.75%, 06/15/32		1,208	1,216,866
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 9.33%, 05/15/28 (a)(c)	EUR	100	107,229
EC Finance PLC, 3.00%, 10/15/26 (c)		109	112,940
Fortress Transportation and Infrastructure Investors LLC (b)
5.50%, 05/01/28	USD	4,066	3,942,173
7.88%, 12/01/30		3,853	4,030,735
7.00%, 05/01/31		5,079	5,189,001
7.00%, 06/15/32		3,221	3,266,566

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Garda World Security Corp. (b)
4.63%, 02/15/27	USD	936	$ 894,405
9.50%, 11/01/27		492	494,276
7.75%, 02/15/28		3,360	3,422,116
6.00%, 06/01/29		500	456,163
Global Payments, Inc., 1.50%, 03/01/31 (b)(k)		2,786	2,550,583
Herc Holdings, Inc., 6.63%, 06/15/29 (b)		1,409	1,428,758
La Financiere Atalian SASU, (3.50% Cash and 5.00% PIK), 8.50%, 06/30/28 (g)	EUR	148	92,905
Loxam SAS (c)
6.38%, 05/15/28		115	126,567
6.38%, 05/31/29		101	111,435
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (b)	USD	763	711,335
NESCO Holdings II, Inc., 5.50%, 04/15/29 (b)		1,016	941,047
Nexi SpA, 0.00%, 02/24/28 (c)(k)(l)	EUR	200	182,587
Pachelbel Bidco SpA (c)
7.13%, 05/17/31		100	110,576
(3-mo. EURIBOR + 4.25%), 8.07%, 05/17/31 (a)		100	108,583
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28 (b)	USD	3,405	3,355,365
Q-Park Holding I BV (c)
5.13%, 03/01/29	EUR	100	107,423
02/15/30 (h)		124	132,466
Rekeep SpA, 7.25%, 02/01/26 (c)		100	98,527
Sotheby ’ s, 7.38%, 10/15/27 (b)	USD	5,001	4,176,113
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (b)		1,191	886,315
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (c)	EUR	88	94,064
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29 (c)		100	107,979
Verisure Holding AB (c)
3.88%, 07/15/26		140	148,059
9.25%, 10/15/27		100	113,253
7.13%, 02/01/28		100	111,700
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)	USD	3,141	3,244,000
Williams Scotsman, Inc. (b)
6.63%, 06/15/29		993	1,000,858
7.38%, 10/01/31		1,966	2,023,226
Worldline SA/France, 0.00%, 07/30/26 (c)(k)(l)	EUR	225	222,786
			80,746,961
Communications Equipment (b) — 0.1%
CommScope, Inc., 4.75%, 09/01/29	USD	515	356,540
Viavi Solutions, Inc., 3.75%, 10/01/29		528	445,928
			802,468
Construction & Engineering — 0.7%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)		7,805	8,434,817
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28 (c)	EUR	200	197,578
Pike Corp., 8.63%, 01/31/31 (b)	USD	461	488,346
Salini SpA, 4.00%, 05/30/28 (c)(k)	EUR	100	104,781
			9,225,522
Construction Materials (b) — 0.3%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29	USD	1,603	1,433,861
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		1,030	993,919
Gates Corp., 6.88%, 07/01/29		1,519	1,545,491
Security		Par (000)	Value
Construction Materials (continued)
Resideo Funding, Inc., 4.00%, 09/01/29	USD	290	$ 255,597
Velocity Vehicle Group LLC, 8.00%, 06/01/29		658	676,786
			4,905,654
Consumer Finance — 0.8%
Bread Financial Holdings, Inc., 9.75%, 03/15/29 (b)		721	757,423
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27 (k)		1,053	1,117,759
Navient Corp., 9.38%, 07/25/30		959	1,008,364
OneMain Finance Corp.
6.63%, 01/15/28		3,592	3,604,737
9.00%, 01/15/29		1,443	1,522,397
5.38%, 11/15/29		503	471,741
7.88%, 03/15/30		2,026	2,088,919
4.00%, 09/15/30		451	387,067
7.50%, 05/15/31		546	552,484
			11,510,891
Consumer Staples Distribution & Retail — 0.4%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 (b)		2,306	2,234,519
Market Bidco Finco PLC, 5.50%, 11/04/27 (c)	GBP	156	182,411
Performance Food Group, Inc., 4.25%, 08/01/29 (b)	USD	81	73,743
Post Holdings, Inc. (b)
5.50%, 12/15/29		734	708,246
4.50%, 09/15/31		215	192,715
Premier Foods Finance PLC, 3.50%, 10/15/26 (c)	GBP	100	121,773
U.S. Foods, Inc., 7.25%, 01/15/32 (b)	USD	1,232	1,278,560
United Natural Foods, Inc., 6.75%, 10/15/28 (b)		470	424,298
			5,216,265
Containers & Packaging — 3.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27 (b)		2,341	2,300,319
3.25%, 09/01/28 (b)		1,708	1,500,647
3.00%, 09/01/29 (c)	EUR	464	401,264
4.00%, 09/01/29 (b)	USD	6,715	5,682,605
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26 (c)	EUR	1,370	1,216,325
4.13%, 08/15/26 (b)	USD	3,078	2,671,601
Clydesdale Acquisition Holdings, Inc. (b)
6.63%, 04/15/29		2,900	2,850,218
8.75%, 04/15/30		4,356	4,263,021
Crown European Holdings SA (c)
3.38%, 05/15/25	EUR	100	106,231
5.00%, 05/15/28		100	109,772
Fiber Bidco SpA (c)
6.13%, 06/15/31		100	106,024
(3-mo. EURIBOR + 4.00%), 7.71%, 01/15/30 (a)		100	108,167
Fiber Midco SpA, (10.00% PIK), 10.00%, 06/15/29 (c)(g)		100	106,908
Graphic Packaging International LLC, 2.63%, 02/01/29 (c)		456	453,051
Kleopatra Finco SARL, 4.25%, 03/01/26 (c)		100	94,056
LABL, Inc. (b)
6.75%, 07/15/26	USD	367	362,415
5.88%, 11/01/28		1,158	1,055,930
9.50%, 11/01/28		2,391	2,409,836
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/27		17,773	18,128,304
9.25%, 04/15/27		370	370,238
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
OI European Group BV
6.25%, 05/15/28 (b)	EUR	620	$ 686,399
6.25%, 05/15/28 (c)		100	110,710
5.25%, 06/01/29 (c)		100	107,469
Owens-Brockway Glass Container, Inc. (b)
6.63%, 05/13/27	USD	211	210,570
7.25%, 05/15/31		1,005	1,003,256
Sealed Air Corp., 6.50%, 07/15/32 (b)		952	946,658
Titan Holdings II BV, 5.13%, 07/15/29 (c)	EUR	102	110,400
Trident TPI Holdings, Inc., 12.75%, 12/31/28 (b)	USD	621	678,259
			48,150,653
Diversified Consumer Services (b) — 0.4%
Match Group Holdings II LLC
4.63%, 06/01/28		2,149	2,010,865
5.63%, 02/15/29		2,261	2,171,786
4.13%, 08/01/30		872	771,529
3.63%, 10/01/31		464	393,021
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25		165	142,681
			5,489,882
Diversified REITs — 0.9%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (b)		590	516,920
HAT Holdings I LLC/HAT Holdings II LLC (b)
3.38%, 06/15/26		1,021	962,749
8.00%, 06/15/27		1,059	1,100,977
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)		776	708,830
Iron Mountain U.K. PLC, 3.88%, 11/15/25 (c)	GBP	100	123,393
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28 (b)	USD	9,232	9,040,733
VICI Properties LP
5.63%, 05/15/52		70	63,025
6.13%, 04/01/54		565	542,369
			13,058,996
Diversified Telecommunication Services — 6.5%
Altice Financing SA
9.63%, 07/15/27 (b)		2,218	2,032,341
5.00%, 01/15/28 (b)		3,071	2,335,279
4.25%, 08/15/29 (c)	EUR	101	81,855
5.75%, 08/15/29 (b)	USD	2,216	1,608,942
Altice France SA, 3.38%, 01/15/28 (c)	EUR	100	74,947
Altice France SA/France
11.50%, 02/01/27 (c)		100	87,577
5.13%, 01/15/29 (b)	USD	1,781	1,162,096
5.13%, 07/15/29 (b)		3,556	2,338,429
5.50%, 10/15/29 (b)		1,400	922,722
Cablevision Lightpath LLC (b)
3.88%, 09/15/27		600	530,491
5.63%, 09/15/28		1,201	968,392
Cellnex Telecom SA (c)(k)
Series CLNX, 2.13%, 08/11/30	EUR	300	320,332
Series CLNX, 0.75%, 11/20/31		100	87,641
CK Hutchison Group Telecom Finance SA, 2.63%, 10/17/34 (c)	GBP	200	184,288
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26 (b)	USD	2,800	2,702,423
Frontier Communications Holdings LLC (b)
5.88%, 10/15/27		251	245,053
5.00%, 05/01/28		345	325,023
8.75%, 05/15/30		13,640	14,055,237
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC (b) (continued)
8.63%, 03/15/31	USD	1,334	$ 1,374,189
GCI LLC, 4.75%, 10/15/28 (b)		426	388,844
Global Switch Finance BV, 1.38%, 10/07/30 (c)	EUR	106	103,029
Iliad Holding SASU
6.50%, 10/15/26 (b)	USD	3,457	3,441,687
7.00%, 10/15/28 (b)		828	821,069
6.88%, 04/15/31 (c)	EUR	101	109,778
8.50%, 04/15/31 (b)	USD	3,025	3,062,929
iliad SA (c)
5.38%, 06/14/27	EUR	100	108,873
5.38%, 02/15/29		300	326,753
5.63%, 02/15/30		100	109,594
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (c)		100	103,882
Level 3 Financing, Inc. (b)
10.50%, 04/15/29	USD	7,116	7,098,210
4.88%, 06/15/29		2,580	1,470,627
11.00%, 11/15/29		5,959	6,097,521
10.50%, 05/15/30		7,309	7,238,937
10.75%, 12/15/30		24	23,940
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31 (b)		643	681,982
Lorca Telecom Bondco SA (c)
4.00%, 09/18/27	EUR	174	181,715
5.75%, 04/30/29		296	324,530
Lumen Technologies, Inc. (b)
4.13%, 04/15/29	USD	844	548,964
4.13%, 04/15/30		844	527,881
Sable International Finance Ltd., 5.75%, 09/07/27 (b)		539	519,293
SoftBank Group Corp. (c)
2.13%, 07/06/24	EUR	249	266,432
3.13%, 09/19/25		226	236,589
01/08/29 (h)		130	139,224
3.88%, 07/06/32		300	287,550
07/08/32 (h)		128	137,082
Telecom Italia Capital SA (b)
6.38%, 11/15/33	USD	803	785,543
6.00%, 09/30/34		2,917	2,760,605
7.20%, 07/18/36		1,668	1,719,041
Telecom Italia SpA/Milano, 2.75%, 04/15/25 (c)	EUR	139	146,778
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29 (c)	GBP	200	218,563
4.25%, 01/31/31 (b)	USD	3,172	2,632,371
4.50%, 07/15/31 (c)	GBP	201	209,556
4.75%, 07/15/31 (b)	USD	324	273,254
7.75%, 04/15/32 (b)		976	952,030
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (b)		1,215	1,144,585
Wp/ap Telecom Holdings III BV, 5.50%, 01/15/30 (c)	EUR	116	114,913
Zayo Group Holdings, Inc. (b)
4.00%, 03/01/27	USD	15,617	12,489,942
6.13%, 03/01/28		2,743	1,836,588
			91,077,941
Electric Utilities — 1.2%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00% (a)(c)(i)	EUR	150	142,565
Clearway Energy Operating LLC, 3.75%, 01/15/32 (b)	USD	104	88,422
Edison International, Series A, (5-year CMT + 4.70%), 5.38% (a)(i)		2,940	2,864,000

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
EDP - Energias de Portugal SA (a)(c)
(5-year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	$ 104,150
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81		200	202,988
Engie SA, (5-year EUR Swap + 1.94%), 4.75% (a)(c)(i)		100	106,400
FirstEnergy Corp., 4.00%, 05/01/26 (k)	USD	3,288	3,251,832
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54 (a)		1,435	1,443,228
NextEra Energy Operating Partners LP (b)
3.88%, 10/15/26		345	328,071
7.25%, 01/15/29		866	888,057
PG&E Corp., 4.25%, 12/01/27 (b)(k)		1,161	1,170,869
Talen Energy Supply LLC, 8.63%, 06/01/30 (b)		716	763,416
TransAlta Corp., 7.75%, 11/15/29		358	373,579
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(b)(i)		994	1,002,450
Vistra Operations Co. LLC (b)
7.75%, 10/15/31		1,921	2,000,512
6.88%, 04/15/32		1,970	1,999,889
			16,730,428
Electrical Equipment — 0.1%
Nexans SA, 4.25%, 03/11/30 (c)	EUR	100	105,914
WESCO Distribution, Inc., 6.63%, 03/15/32 (b)	USD	1,153	1,165,137
			1,271,051
Electronic Equipment, Instruments & Components (b) — 0.3%
Coherent Corp., 5.00%, 12/15/29		953	901,895
EquipmentShare.com, Inc., 8.63%, 05/15/32		525	544,384
Sensata Technologies, Inc.
3.75%, 02/15/31		79	68,856
6.63%, 07/15/32		1,781	1,793,740
Zebra Technologies Corp., 6.50%, 06/01/32		591	597,654
			3,906,529
Energy Equipment & Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp. (b)
6.88%, 04/01/27		3,405	3,418,569
6.25%, 04/01/28		801	793,297
Enerflex Ltd., 9.00%, 10/15/27 (b)		1,227	1,242,424
Kodiak Gas Services LLC, 7.25%, 02/15/29 (b)		2,606	2,671,348
Oceaneering International, Inc., 6.00%, 02/01/28		369	364,781
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		1,112	1,114,084
7.13%, 03/15/29 (b)		2,153	2,169,380
Weatherford International Ltd., 8.63%, 04/30/30 (b)		1,980	2,051,749
			13,825,632
Entertainment — 0.5%
Boyne USA, Inc., 4.75%, 05/15/29 (b)		1,869	1,743,963
CPUK Finance Ltd. (c)
4.50%, 08/28/27	GBP	100	117,852
3.59%, 02/28/42		101	124,612
Inter Media and Communication SpA, 6.75%, 02/09/27 (c)	EUR	100	105,489
Live Nation Entertainment, Inc., 4.75%, 10/15/27 (b)	USD	2,827	2,709,186
Motion Bondco DAC, 6.63%, 11/15/27 (b)		861	833,943
Motion Finco SARL, 7.38%, 06/15/30 (c)	EUR	100	111,379
Odeon Finco PLC, 12.75%, 11/01/27 (b)	USD	1,503	1,575,329
Playtika Holding Corp., 4.25%, 03/15/29 (b)		421	369,410
			7,691,163
Security		Par (000)	Value
Environmental, Maintenance & Security Service — 1.5%
Clean Harbors, Inc., 6.38%, 02/01/31 (b)	USD	1,065	$ 1,067,774
Covanta Holding Corp.
4.88%, 12/01/29 (b)		2,689	2,454,325
5.00%, 09/01/30		454	410,333
GFL Environmental, Inc. (b)
4.75%, 06/15/29		2,070	1,953,590
4.38%, 08/15/29		3,627	3,342,517
Madison IAQ LLC (b)
4.13%, 06/30/28		1,351	1,259,980
5.88%, 06/30/29		2,645	2,460,905
Waste Pro USA, Inc., 5.50%, 02/15/26 (b)		7,766	7,658,883
			20,608,307
Financial Services — 2.6%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (b)		495	513,205
Blue Owl Credit Income Corp., 6.65%, 03/15/31		1,410	1,378,060
Enact Holdings, Inc., 6.25%, 05/28/29		680	680,201
Encore Capital Group, Inc., 5.38%, 02/15/26 (c)	GBP	100	124,514
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29	USD	2,001	1,999,708
9.13%, 05/15/31		1,382	1,344,824
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (c)	EUR	100	71,245
GGAM Finance Ltd. (b)
7.75%, 05/15/26	USD	237	241,840
8.00%, 06/15/28		640	674,077
6.88%, 04/15/29		1,248	1,269,840
Global Aircraft Leasing Co. Ltd. (b)(g)
(6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		734	707,724
Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		1,619	1,558,857
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 07/01/34 (b)(h)		746	730,298
HPS Corporate Lending Fund, 6.75%, 01/30/29 (b)		935	941,873
Intrum AB (c)
3.00%, 09/15/27	EUR	117	80,699
9.25%, 03/15/28		226	160,421
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (b)	USD	1,679	1,548,827
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (b)
4.75%, 06/15/29		826	763,023
07/15/31 (h)		1,139	1,148,966
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29 (b)		1,076	955,402
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29 (b)		1,523	1,610,108
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (b)		1,073	1,014,716
Nationstar Mortgage Holdings, Inc. (b)
5.00%, 02/01/26		7,379	7,222,293
6.00%, 01/15/27		2	1,979
5.13%, 12/15/30		433	397,057
5.75%, 11/15/31		1,505	1,414,574
7.13%, 02/01/32		3,901	3,923,793
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29		1,449	1,494,184
7.13%, 11/15/30		1,404	1,399,674
ProGroup AG, 5.13%, 04/15/29 (c)	EUR	100	107,376
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
3.88%, 03/01/31	USD	784	$ 683,243
4.00%, 10/15/33		431	363,199
			36,525,800
Food Products — 1.0%
Aramark International Finance SARL, 3.13%, 04/01/25 (c)	EUR	582	616,281
B&G Foods, Inc., 09/15/28 (b)(h)	USD	452	459,334
Bellis Acquisition Co. PLC, 8.13%, 05/14/30 (c)	GBP	258	325,730
Chobani LLC/Chobani Finance Corp., Inc. (b)
4.63%, 11/15/28	USD	3,990	3,768,189
7.63%, 07/01/29		6,033	6,213,423
Darling Global Finance BV, 3.63%, 05/15/26 (c)	EUR	457	483,808
Fiesta Purchaser, Inc., 7.88%, 03/01/31 (b)	USD	758	783,232
Lion/Polaris Lux 4 SA, 07/01/29 (a)(c)(h)	EUR	100	107,095
Picard Groupe SAS (c)
3.88%, 07/01/26		112	119,503
07/01/29 (h)		100	106,968
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29 (b)	USD	512	450,232
Tereos Finance Groupe I SA, 7.25%, 04/15/28 (c)	EUR	100	112,599
			13,546,394
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28 (b)	USD	1,593	1,635,141
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (b)		537	483,590
UGI International LLC, 2.50%, 12/01/29 (c)	EUR	100	95,088
			2,213,819
Ground Transportation — 0.4%
Brightline East LLC, 11.00%, 01/31/30 (b)	USD	1,110	1,012,170
GN Bondco LLC, 9.50%, 10/15/31 (b)		1,038	967,497
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25% (a)(c)(i)	GBP	154	176,209
Uber Technologies, Inc. (k)
0.00%, 12/15/25 (l)	USD	419	449,168
Series 2028, 0.88%, 12/01/28 (b)		2,083	2,476,687
			5,081,731
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc. (c)
2.63%, 11/01/25	EUR	527	551,743
3.88%, 07/15/28		100	104,284
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 (b)	USD	6,265	6,413,794
Medline Borrower LP, 5.25%, 10/01/29 (b)		5,797	5,532,232
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29 (b)		1,013	1,024,465
Neogen Food Safety Corp., 8.63%, 07/20/30 (b)		963	1,039,647
Sotera Health Holdings LLC, 7.38%, 06/01/31 (b)		996	997,479
			15,663,644
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28 (b)		25	24,451
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)		2,061	1,956,500
Catalent Pharma Solutions, Inc. (b)
5.00%, 07/15/27		1,857	1,820,894
3.13%, 02/15/29		3,659	3,501,964
3.50%, 04/01/30		524	501,619
CHS/Community Health Systems, Inc. (b)
5.63%, 03/15/27		2,509	2,336,398
Security		Par (000)	Value
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc. (b) (continued)
6.00%, 01/15/29	USD	3,050	$ 2,691,646
5.25%, 05/15/30		5,001	4,123,285
4.75%, 02/15/31		3,331	2,618,934
10.88%, 01/15/32		2,899	3,017,240
Concentra Escrow Issuer Corp., 07/15/32 (b)(h)		1,267	1,283,674
Ephios Subco 3 SARL, 7.88%, 01/31/31 (c)	EUR	118	134,362
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)	USD	1,036	1,029,356
IQVIA, Inc. (c)
1.75%, 03/15/26	EUR	330	338,881
2.25%, 03/15/29		100	96,952
LifePoint Health, Inc. (b)
9.88%, 08/15/30	USD	1,337	1,425,809
11.00%, 10/15/30		3,059	3,370,308
10.00%, 06/01/32		1,384	1,415,020
Star Parent, Inc., 9.00%, 10/01/30 (b)		5,512	5,787,029
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)		3,221	3,253,645
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)		1,279	1,259,545
			41,987,512
Health Care REITs — 0.3%
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	793	859,133
5.25%, 08/01/26	USD	286	259,899
5.00%, 10/15/27		260	214,736
4.63%, 08/01/29		4,092	2,970,028
3.50%, 03/15/31		25	16,291
			4,320,087
Health Care Technology — 0.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)		12,036	11,081,536
Hotel & Resort REITs — 1.5%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)		1,145	1,158,654
RHP Hotel Properties LP/RHP Finance Corp. (b)
7.25%, 07/15/28		1,748	1,807,565
4.50%, 02/15/29		4,594	4,308,294
6.50%, 04/01/32		4,003	4,003,289
RLJ Lodging Trust LP, 4.00%, 09/15/29 (b)		749	661,540
Service Properties Trust
8.63%, 11/15/31 (b)		5,772	6,016,235
8.88%, 06/15/32		2,430	2,266,546
			20,222,123
Hotels, Restaurants & Leisure — 8.7%
Allwyn Entertainment Financing U.K. PLC
7.88%, 04/30/29 (b)		800	821,250
7.25%, 04/30/30 (c)	EUR	100	113,119
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 7.49%, 07/18/30 (a)(c)		120	129,080
Boyd Gaming Corp., 4.75%, 06/15/31 (b)	USD	19	17,220
Caesars Entertainment, Inc. (b)
8.13%, 07/01/27		8,537	8,710,574
4.63%, 10/15/29		2,159	1,979,308
7.00%, 02/15/30		8,047	8,221,467
6.50%, 02/15/32		3,491	3,508,120
Carnival Corp. (b)
5.75%, 03/01/27		3,982	3,933,909
6.00%, 05/01/29		4,345	4,292,077
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (b)		12,966	14,036,782
Carnival PLC, 1.00%, 10/28/29	EUR	100	87,446

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc. (b)
5.75%, 04/01/30	USD	1,065	$ 1,034,472
6.75%, 05/01/31		10,229	10,284,380
Cirsa Finance International SARL (c)
6.50%, 03/15/29	EUR	100	110,254
(3-mo. EURIBOR + 4.50%), 8.37%, 07/31/28 (a)		100	108,166
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)
4.63%, 01/15/29	USD	4,391	3,998,712
6.75%, 01/15/30		671	589,243
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32 (b)		1,205	1,210,642
IRB Holding Corp., 7.00%, 06/15/25 (b)		794	794,173
Life Time, Inc., 8.00%, 04/15/26 (b)		1,262	1,276,845
Light & Wonder International, Inc. (b)
7.00%, 05/15/28		706	709,648
7.25%, 11/15/29		241	246,135
7.50%, 09/01/31		1,096	1,132,409
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28 (b)		811	833,758
Lindblad Expeditions LLC, 6.75%, 02/15/27 (b)		1,214	1,198,769
Lottomatica SpA/Roma (c)
5.38%, 06/01/30	EUR	100	108,434
(3-mo. EURIBOR + 3.25%), 7.05%, 06/01/31 (a)		100	108,574
(3-mo. EURIBOR + 4.00%), 7.79%, 12/15/30 (a)		100	108,436
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)	USD	1,447	1,362,455
Melco Resorts Finance Ltd. (b)
4.88%, 06/06/25		1,071	1,049,580
5.63%, 07/17/27		200	190,063
5.75%, 07/21/28		600	561,000
5.38%, 12/04/29		3,283	2,948,118
7.63%, 04/17/32		1,334	1,323,995
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31 (b)		1,935	1,971,492
MGM China Holdings Ltd. (b)
5.25%, 06/18/25		600	593,250
4.75%, 02/01/27		440	419,320
7.13%, 06/26/31		474	476,417
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (b)		578	538,402
NCL Corp. Ltd. (b)
5.88%, 03/15/26		1,798	1,777,544
8.38%, 02/01/28		719	751,313
8.13%, 01/15/29		631	661,132
7.75%, 02/15/29		1,782	1,852,747
NCL Finance Ltd., 6.13%, 03/15/28 (b)		849	838,417
Ontario Gaming GTA LP, 8.00%, 08/01/30 (b)		1,481	1,519,876
Pinnacle Bidco PLC (c)
8.25%, 10/11/28	EUR	100	113,521
10.00%, 10/11/28	GBP	100	134,153
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29 (b)	USD	1,188	854,350
Raising Cane ’ s Restaurants LLC, 9.38%, 05/01/29 (b)		721	778,707
Royal Caribbean Cruises Ltd., 6.25%, 03/15/32 (b)		1,714	1,728,399
Sabre GLBL, Inc. (b)
8.63%, 06/01/27		2,300	2,118,911
11.25%, 12/15/27		101	98,180
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30 (b)		1,028	1,002,111
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp., 7.25%, 05/15/31 (b)	USD	4,662	$ 4,746,438
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32 (b)		510	518,280
Station Casinos LLC (b)
4.63%, 12/01/31		2,431	2,166,758
6.63%, 03/15/32		988	983,147
TUI AG, 5.88%, 03/15/29 (c)	EUR	120	130,442
TUI Cruises GmbH, 6.50%, 05/15/26 (c)		91	98,143
Viking Cruises Ltd. (b)
5.88%, 09/15/27	USD	1,436	1,421,143
7.00%, 02/15/29		269	270,433
9.13%, 07/15/31		3,780	4,093,984
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		886	866,115
Wynn Macau Ltd. (b)
5.50%, 01/15/26		962	941,877
5.50%, 10/01/27		200	190,000
5.63%, 08/26/28		4,507	4,218,552
5.13%, 12/15/29		1,358	1,226,868
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
5.13%, 10/01/29		1,884	1,791,804
7.13%, 02/15/31		2,228	2,310,266
			121,341,105
Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (b)		636	568,431
Beazer Homes USA, Inc., 7.50%, 03/15/31 (b)		451	450,059
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29 (b)		1,154	1,054,005
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)		607	621,517
Empire Communities Corp., 9.75%, 05/01/29 (b)		394	400,895
LGI Homes, Inc., 8.75%, 12/15/28 (b)		453	471,847
Mattamy Group Corp., 4.63%, 03/01/30 (b)		903	834,705
Meritage Homes Corp., 1.75%, 05/15/28 (b)(k)		134	133,062
New Home Co., Inc., 9.25%, 10/01/29 (b)		1,145	1,147,794
Scotts Miracle-Gro Co.
4.50%, 10/15/29		229	209,320
4.38%, 02/01/32		1,696	1,461,077
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		618	645,008
Tempur Sealy International, Inc., 3.88%, 10/15/31 (b)		1,434	1,198,681
			9,196,401
Household Products (b) — 0.1%
Kronos Acquisition Holdings, Inc., 06/30/31 (h)		296	296,296
Spectrum Brands, Inc.
3.38%, 06/01/29 (k)		964	928,332
3.88%, 03/15/31		176	147,088
			1,371,716
Independent Power and Renewable Electricity Producers (b) — 0.4%
Calpine Corp.
5.13%, 03/15/28		300	288,525
4.63%, 02/01/29		2,297	2,131,148
5.00%, 02/01/31		187	174,526
NextEra Energy Partners LP (k)
0.00%, 11/15/25 (l)		1,564	1,412,292
2.50%, 06/15/26		1,063	969,991
			4,976,482
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance — 8.3%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30 (b)	USD	1,371	$ 1,371,950
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (b)
6.75%, 10/15/27		12,648	12,475,475
6.75%, 04/15/28		3,113	3,117,940
5.88%, 11/01/29		5,353	5,009,049
7.00%, 01/15/31		5,068	5,119,816
AmWINS Group, Inc. (b)
6.38%, 02/15/29		721	722,966
4.88%, 06/30/29		878	816,773
Ardonagh Finco Ltd.
6.88%, 02/15/31 (c)	EUR	436	454,485
7.75%, 02/15/31 (b)	USD	3,309	3,271,160
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (b)		3,214	3,139,149
AssuredPartners, Inc., 7.50%, 02/15/32 (b)		1,975	1,982,450
AXA SA, (5-year EURIBOR ICE Swap + 3.84%), 6.38% (a)(c)(i)	EUR	125	136,743
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31 (b)	USD	397	401,613
FWD Group Holdings Ltd., 8.40%, 04/05/29 (c)		2,725	2,784,609
Galaxy Bidco Ltd., 6.50%, 07/31/26 (c)	GBP	200	249,028
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (b)
7.25%, 02/15/31	USD	8,841	8,774,908
8.13%, 02/15/32		4,366	4,337,599
HUB International Ltd. (b)
7.25%, 06/15/30		18,052	18,505,665
7.38%, 01/31/32		20,648	20,938,765
Jones Deslauriers Insurance Management, Inc. (b)
8.50%, 03/15/30		2,894	3,018,072
10.50%, 12/15/30		1,397	1,500,171
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (b)		14,531	14,697,147
Phoenix Group Holdings PLC, (5-year CMT + 4.19%), 8.50% (a)(c)(i)		200	196,756
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34 (c)	EUR	100	105,451
USI, Inc./New York, 7.50%, 01/15/32 (b)	USD	2,420	2,457,858
			115,585,598
Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28 (b)		2,232	1,982,234
IT Services — 1.2%
Atos SE (c)
0.00%, 11/06/24 (k)	EUR	100	13,922
2.50%, 11/07/28		100	13,922
1.00%, 11/12/29		100	14,746
Banff Merger Sub, Inc., 8.38%, 09/01/26 (c)		100	106,833
CA Magnum Holdings, 5.38%, 10/31/26 (b)	USD	2,652	2,536,804
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)		2,401	2,437,843
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)		6,114	6,083,787
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28 (c)	EUR	222	245,126
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (b)	USD	2,971	3,043,938
Insight Enterprises, Inc., 6.63%, 05/15/32 (b)		802	814,402
KBR, Inc., 4.75%, 09/30/28 (b)		1,213	1,128,090
			16,439,413
Security		Par (000)	Value
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28 (b)	USD	174	$ 180,311
Amer Sports Co., 6.75%, 02/16/31 (b)		1,525	1,515,240
Mattel, Inc., 6.20%, 10/01/40		51	50,270
			1,745,821
Machinery — 1.7%
Chart Industries, Inc. (b)
7.50%, 01/01/30		3,648	3,769,719
9.50%, 01/01/31		537	581,820
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28 (b)		646	476,144
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29 (b)		3,988	4,129,630
IMA Industria Macchine Automatiche SpA (c)
3.75%, 01/15/28	EUR	100	101,807
(3-mo. EURIBOR + 3.75%), 7.65%, 04/15/29 (a)		200	215,775
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 9.11%, 07/15/29 (a)(c)		100	106,827
OT Merger Corp., 7.88%, 10/15/29 (b)	USD	621	279,450
TK Elevator Holdco GmbH
6.63%, 07/15/28 (c)	EUR	900	927,952
7.63%, 07/15/28 (b)	USD	3,445	3,418,722
TK Elevator Midco GmbH, 4.38%, 07/15/27 (c)	EUR	992	1,023,978
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)	USD	8,235	7,982,319
			23,014,143
Media — 7.8%
Banijay Entertainment SASU
7.00%, 05/01/29 (c)	EUR	113	126,161
8.13%, 05/01/29 (b)	USD	480	490,896
Cable One, Inc.
0.00%, 03/15/26 (k)(l)		475	415,625
1.13%, 03/15/28 (k)		1,577	1,170,574
4.00%, 11/15/30 (b)		1,849	1,380,000
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
5.38%, 06/01/29		91	82,789
4.75%, 03/01/30		492	426,134
4.25%, 02/01/31		1,121	915,230
7.38%, 03/01/31		23,220	22,895,263
4.75%, 02/01/32		3,491	2,859,026
4.25%, 01/15/34		305	231,513
Clear Channel Outdoor Holdings, Inc. (b)
5.13%, 08/15/27		440	420,193
9.00%, 09/15/28		4,662	4,880,909
7.50%, 06/01/29		8,995	7,516,403
7.88%, 04/01/30		3,960	3,985,922
CMG Media Corp., 8.88%, 12/15/27 (b)		1,482	845,240
CSC Holdings LLC (b)
5.50%, 04/15/27		600	486,684
11.25%, 05/15/28		5,500	4,789,871
11.75%, 01/31/29		4,000	3,411,416
Directv Financing LLC/Directv Financing Co- Obligor, Inc., 5.88%, 08/15/27 (b)		3,472	3,265,716
DISH DBS Corp. (b)
5.25%, 12/01/26		3,102	2,446,833
5.75%, 12/01/28		2,128	1,475,371
DISH Network Corp., 11.75%, 11/15/27 (b)		5,446	5,339,800
Gray Television, Inc. (b)
7.00%, 05/15/27		1,500	1,381,055
10.50%, 07/15/29		2,083	2,094,206
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (b)		4,783	4,479,445

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (b)	USD	972	$ 933,120
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
5.00%, 08/15/27		1,440	1,393,947
4.25%, 01/15/29		1,152	1,050,416
4.63%, 03/15/30		1,550	1,395,686
7.38%, 02/15/31		1,528	1,590,203
Pinewood Finance Co. Ltd., 3.63%, 11/15/27 (c)	GBP	100	116,139
Pinewood Finco PLC, 6.00%, 03/27/30 (c)		181	224,798
Radiate Holdco LLC/Radiate Finance, Inc. (b)
4.50%, 09/15/26	USD	676	515,105
6.50%, 09/15/28		1,410	698,805
RCS & RDS SA, 2.50%, 02/05/25 (c)	EUR	100	105,435
Sirius XM Radio, Inc. (b)
5.00%, 08/01/27	USD	6,814	6,522,505
4.00%, 07/15/28		381	344,178
Summer BidCo BV, (10.00% Cash or 10.75% PIK), 10.00%, 02/15/29 (c)(g)	EUR	103	110,927
Sunrise FinCo I BV, 4.88%, 07/15/31 (b)	USD	3,270	2,969,209
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29 (c)(g)	EUR	289	229,779
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28 (b)	USD	2,000	1,894,606
United Group BV (c)
4.00%, 11/15/27	EUR	100	103,882
6.75%, 02/15/31		193	211,861
Univision Communications, Inc. (b)
6.63%, 06/01/27	USD	2,678	2,563,761
8.00%, 08/15/28		3,795	3,700,990
8.50%, 07/31/31		2,313	2,246,709
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (c)	GBP	100	104,920
4.50%, 08/15/30 (b)	USD	200	169,587
VZ Secured Financing BV, 3.50%, 01/15/32 (c)	EUR	170	159,069
Ziggo Bond Co. BV, 5.13%, 02/28/30 (b)	USD	868	737,509
Ziggo BV, 4.88%, 01/15/30 (b)		1,165	1,035,695
			108,941,116
Metals & Mining — 3.8%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30 (b)		4,547	4,563,437
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		1,197	1,256,127
11.50%, 10/01/31		4,367	4,886,768
ATI, Inc.
5.88%, 12/01/27		886	874,207
7.25%, 08/15/30		2,612	2,696,255
5.13%, 10/01/31		1,063	982,564
Carpenter Technology Corp., 7.63%, 03/15/30		1,314	1,352,792
Constellium SE
4.25%, 02/15/26 (c)	EUR	394	419,421
5.63%, 06/15/28 (b)	USD	4,620	4,521,686
Eramet SA, 6.50%, 11/30/29 (c)	EUR	100	107,392
ERO Copper Corp., 6.50%, 02/15/30 (b)	USD	1,179	1,137,653
First Quantum Minerals Ltd., 9.38%, 03/01/29 (b)		3,182	3,329,168
Kaiser Aluminum Corp. (b)
4.63%, 03/01/28		5,712	5,344,512
4.50%, 06/01/31		3,833	3,394,287
Mineral Resources Ltd., 9.25%, 10/01/28 (b)		155	162,677
New Gold, Inc., 7.50%, 07/15/27 (b)		2,830	2,848,061
Security		Par (000)	Value
Metals & Mining (continued)
Novelis Corp. (b)
4.75%, 01/30/30	USD	7,685	$ 7,129,412
3.88%, 08/15/31		5,237	4,534,106
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (c)	EUR	1,029	1,035,888
Vallourec SACA, 7.50%, 04/15/32 (b)	USD	1,599	1,655,785
			52,232,198
Mortgage Real Estate Investment Trusts (REITs) (b) — 0.1%
Starwood Property Trust, Inc.
4.38%, 01/15/27		190	179,887
7.25%, 04/01/29		879	888,424
			1,068,311
Multi-Utilities — 0.0%
Thames Water Utilities Finance PLC, 4.00%, 04/18/27 (c)	EUR	100	93,180
Oil, Gas & Consumable Fuels — 13.9%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (b)	USD	3,870	3,912,307
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32 (b)		1,514	1,527,623
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27		2,223	2,752,574
8.25%, 12/31/28		4,293	4,398,166
5.88%, 06/30/29		1,814	1,772,764
Baytex Energy Corp., 8.50%, 04/30/30 (b)		920	962,136
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		1,140	1,160,965
7.25%, 07/15/32		918	943,840
Borr IHC Ltd./Borr Finance LLC (b)
10.00%, 11/15/28		1,456	1,515,894
10.38%, 11/15/30		971	1,012,884
Buckeye Partners LP
6.88%, 07/01/29 (b)		495	496,849
5.85%, 11/15/43		816	700,278
5.60%, 10/15/44		553	435,780
CITGO Petroleum Corp. (b)
7.00%, 06/15/25		2,745	2,744,254
8.38%, 01/15/29		2,678	2,760,249
Civitas Resources, Inc. (b)
8.38%, 07/01/28		3,250	3,405,444
8.63%, 11/01/30		1,556	1,668,374
8.75%, 07/01/31		3,662	3,921,819
CNX Midstream Partners LP, 4.75%, 04/15/30 (b)		520	468,605
CNX Resources Corp., 7.38%, 01/15/31 (b)		473	483,603
Comstock Resources, Inc. (b)
6.75%, 03/01/29		4,908	4,751,073
5.88%, 01/15/30		2,474	2,302,106
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)		6,898	6,538,793
Crescent Energy Finance LLC (b)
7.63%, 04/01/32		2,351	2,396,118
7.38%, 01/15/33		1,960	1,964,226
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		1,138	1,194,519
Enbridge, Inc. (a)
(5-year CMT + 2.97%), 7.20%, 06/27/54		810	814,876
(5-year CMT + 3.12%), 7.38%, 03/15/55		1,104	1,106,208
(5-year CMT + 4.43%), 8.50%, 01/15/84		1,023	1,102,827
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (b)	USD	1,151	$ 1,200,138
Energy Transfer LP (a)
(5-year CMT + 2.83%), 7.13%, 10/01/54		1,564	1,543,019
(5-year CMT + 4.02%), 8.00%, 05/15/54		2,991	3,128,559
Series B, (3-mo. LIBOR US + 4.16%), 6.63% (i)		588	570,613
Series H, (5-year CMT + 5.69%), 6.50% (i)		2,326	2,294,251
EnQuest PLC, 11.63%, 11/01/27 (b)		200	203,176
EQM Midstream Partners LP, 6.38%, 04/01/29 (b)		1,761	1,778,798
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (b)		769	814,192
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		559	564,935
8.25%, 01/15/29		1,716	1,771,494
8.88%, 04/15/30		550	578,557
7.88%, 05/15/32		1,866	1,883,785
Harbour Energy PLC, 5.50%, 10/15/26 (b)		420	411,713
Harvest Midstream I LP, 7.50%, 05/15/32 (b)		1,103	1,119,927
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28		514	507,649
5.75%, 02/01/29		1,299	1,257,001
6.00%, 04/15/30		130	125,573
8.38%, 11/01/33		3,048	3,248,427
6.88%, 05/15/34		1,720	1,701,400
Howard Midstream Energy Partners LLC (b)
8.88%, 07/15/28		1,391	1,471,856
7.38%, 07/15/32		1,602	1,626,919
ITT Holdings LLC, 6.50%, 08/01/29 (b)		1,889	1,711,445
Kinetik Holdings LP, 5.88%, 06/15/30 (b)		923	909,534
Matador Resources Co., 6.50%, 04/15/32 (b)		1,546	1,546,114
Murphy Oil Corp., 5.88%, 12/01/42		141	125,037
Nabors Industries Ltd., 7.50%, 01/15/28 (b)		1,164	1,110,693
Nabors Industries, Inc. (b)
7.38%, 05/15/27		682	693,724
9.13%, 01/31/30		893	925,090
New Fortress Energy, Inc. (b)
6.75%, 09/15/25		565	548,471
8.75%, 03/15/29		2,515	2,295,863
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)
8.13%, 02/15/29		2,642	2,691,963
8.38%, 02/15/32		5,346	5,428,302
Noble Finance II LLC, 8.00%, 04/15/30 (b)		1,620	1,685,962
Northern Oil & Gas, Inc. (b)
8.13%, 03/01/28		6,436	6,508,630
8.75%, 06/15/31		1,642	1,722,924
Northriver Midstream Finance LP, 07/15/32 (b)(h)		873	874,528
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		1,008	1,031,916
Permian Resources Operating LLC, 9.88%, 07/15/31 (b)		1,614	1,786,546
Prairie Acquiror LP, 9.00%, 08/01/29 (b)		984	1,014,152
Precision Drilling Corp., 6.88%, 01/15/29 (b)		76	75,183
Rockcliff Energy II LLC, 5.50%, 10/15/29 (b)		1,011	946,349
Saturn Oil & Gas, Inc., 9.63%, 06/15/29 (b)		1,023	1,032,563
Seadrill Finance Ltd., 8.38%, 08/01/30 (b)		1,273	1,330,514
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (b)		1,774	1,834,265
SM Energy Co.
6.75%, 09/15/26		659	659,219
6.50%, 07/15/28		141	139,787
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co., 4.75%, 02/01/32	USD	2,256	$ 2,075,350
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
5.50%, 01/15/28		1,616	1,546,089
7.38%, 02/15/29		2,434	2,445,895
6.00%, 12/31/30		66	61,492
6.00%, 09/01/31		686	641,099
Talos Production, Inc. (b)
9.00%, 02/01/29		947	993,918
9.38%, 02/01/31		791	835,145
Transocean Aquila Ltd., 8.00%, 09/30/28 (b)		670	680,428
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)		518	534,621
Transocean, Inc. (b)
8.00%, 02/01/27		1,621	1,615,382
8.25%, 05/15/29		3,421	3,429,481
8.75%, 02/15/30		4,097	4,301,139
8.50%, 05/15/31		4,352	4,353,867
Valaris Ltd., 8.38%, 04/30/30 (b)		4,407	4,562,316
Vantage Drilling International, 9.50%, 02/15/28 (b)		2,353	2,389,363
Venture Global LNG, Inc. (b)
8.13%, 06/01/28		2,992	3,082,409
9.50%, 02/01/29		11,277	12,349,402
8.38%, 06/01/31		7,340	7,613,276
9.88%, 02/01/32		7,425	8,081,556
Vermilion Energy, Inc., 6.88%, 05/01/30 (b)		807	793,142
Vital Energy, Inc.
9.75%, 10/15/30		1,574	1,718,633
7.88%, 04/15/32 (b)		3,026	3,076,201
			192,826,114
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28 (c)	EUR	109	110,341
Passenger Airlines — 0.7%
Air France-KLM, 4.63%, 05/23/29 (c)		100	105,468
American Airlines, Inc., 8.50%, 05/15/29 (b)	USD	2,271	2,359,494
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29 (b)		1,894	1,842,929
Finnair OYJ, 4.75%, 05/24/29 (c)	EUR	100	105,390
International Consolidated Airlines Group SA, 3.75%, 03/25/29 (c)		100	105,208
United Airlines, Inc., 4.63%, 04/15/29 (b)	USD	5,099	4,748,750
			9,267,239
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30 (b)		1,179	1,196,447
Pharmaceuticals — 0.6%
1375209 BC Ltd., 9.00%, 01/30/28 (b)		1,132	1,088,505
Bausch Health Cos., Inc., 11.00%, 09/30/28 (b)		492	437,880
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/28 (b)		543	502,325
7.50%, 05/15/30 (c)	EUR	105	117,610
Endo Finance Holdings, Inc., 8.50%, 04/15/31 (b)	USD	1,579	1,629,492
Grifols SA, 2.25%, 11/15/27 (c)	EUR	814	780,220
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34 (b)	USD	1,000	1,027,503
Rossini SARL, 6.75%, 10/30/25 (c)	EUR	101	108,309
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27		100	104,285
7.38%, 09/15/29		192	227,521

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV (continued)
7.88%, 09/15/31	EUR	100	$ 123,159
Teva Pharmaceutical Finance Netherlands III BV
7.88%, 09/15/29	USD	1,670	1,794,728
8.13%, 09/15/31		912	1,011,465
			8,953,002
Professional Services (b) — 0.5%
CoreLogic, Inc., 4.50%, 05/01/28		2,658	2,411,864
Dun & Bradstreet Corp., 5.00%, 12/15/29		4,746	4,408,224
			6,820,088
Real Estate Management & Development — 0.6%
ADLER Group SA, (21.00% PIK), 21.00%, 07/31/25 (g)	EUR	100	125,225
Agps Bondco PLC (c)
6.00%, 08/05/25		200	69,665
5.50%, 11/13/26		200	69,826
5.00%, 01/14/29		100	34,806
Anywhere Real Estate Group LLC/Anywhere Co- Issuer Corp.
7.00%, 04/15/30 (b)	USD	1,314	1,074,559
Series AI, 7.00%, 04/15/30		1,781	1,456,147
Aroundtown Finance SARL, (5-year UK Government Bond + 4.49%), 8.63% (a)(i)	GBP	215	202,099
Aroundtown SA, 0.38%, 04/15/27 (c)	EUR	100	92,835
Citycon Treasury BV, 2.38%, 01/15/27 (c)		100	98,643
Cushman & Wakefield U.S. Borrower LLC (b)
6.75%, 05/15/28	USD	1,451	1,440,302
8.88%, 09/01/31		1,483	1,560,183
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24 (c)	EUR	100	88,325
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27		100	92,865
Howard Hughes Corp., 4.38%, 02/01/31 (b)	USD	2,347	2,020,893
Vivion Investments SARL, 3.00%, 08/08/24 (c)	EUR	100	106,292
			8,532,665
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (b)	USD	866	805,953
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG (c)
2.13%, 11/03/27 (k)	EUR	100	84,337
10.50%, 03/30/29		137	153,506
Foundry JV Holdco LLC, 6.40%, 01/25/38 (b)	USD	980	1,010,085
MKS Instruments, Inc., 1.25%, 06/01/30 (b)(k)		1,267	1,348,958
Synaptics, Inc., 4.00%, 06/15/29 (b)		1,375	1,245,909
			3,842,795
Software — 6.0%
Boxer Parent Co., Inc.
6.50%, 10/02/25 (c)	EUR	173	185,274
7.13%, 10/02/25 (b)	USD	3,099	3,101,343
9.13%, 03/01/26 (b)		4,864	4,867,779
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)		2,592	2,676,756
Clarivate Science Holdings Corp. (b)
3.88%, 07/01/28		891	827,540
4.88%, 07/01/29		4,562	4,233,820
Cloud Software Group, Inc. (b)
6.50%, 03/31/29		17,231	16,547,183
9.00%, 09/30/29		8,519	8,265,307
Security		Par (000)	Value
Software (continued)
Cloud Software Group, Inc. (b) (continued)
8.25%, 06/30/32	USD	9,796	$ 9,984,534
Dye & Durham Ltd., 8.63%, 04/15/29 (b)		588	596,479
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28 (b)		400	357,163
7.88%, 05/01/29 (c)	EUR	137	146,870
8.75%, 05/01/29 (b)	USD	782	796,243
ION Trading Technologies SARL, 9.50%, 05/30/29 (b)		513	522,516
McAfee Corp., 7.38%, 02/15/30 (b)		3,901	3,603,950
MicroStrategy, Inc., 6.13%, 06/15/28 (b)		2,675	2,592,765
SS&C Technologies, Inc., 6.50%, 06/01/32 (b)		3,595	3,626,264
UKG, Inc., 6.88%, 02/01/31 (b)		15,077	15,265,915
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)		6,304	5,724,132
			83,921,833
Specialized REITs (b) — 0.5%
Iron Mountain, Inc.
7.00%, 02/15/29		3,761	3,827,160
5.63%, 07/15/32		3,252	3,087,983
			6,915,143
Specialty Retail — 0.5%
ANGI Group LLC, 3.88%, 08/15/28 (b)		869	746,677
CD&R Firefly Bidco PLC, 8.63%, 04/30/29 (c)	GBP	104	133,142
eG Global Finance PLC, 12.00%, 11/30/28 (b)	USD	1,943	2,068,669
Goldstory SAS, 6.75%, 02/01/30 (c)	EUR	100	108,434
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (b)	USD	2,561	2,494,077
Staples, Inc., 10.75%, 09/01/29 (b)		1,127	1,071,019
			6,622,018
Technology Hardware, Storage & Peripherals — 0.3%
NCR Atleos Corp., 9.50%, 04/01/29 (b)		1,234	1,333,635
Seagate HDD Cayman, 8.50%, 07/15/31		2,507	2,700,099
			4,033,734
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc. (b)
4.25%, 03/15/29		217	197,791
4.13%, 08/15/31		282	245,533
European TopSoho SARL, 4.00%, 09/21/21 (c)(k)	EUR	200	49,874
Hanesbrands, Inc. (b)
4.88%, 05/15/26	USD	989	967,541
9.00%, 02/15/31		80	83,819
PrestigeBidCo GmbH, 07/01/29 (a)(c)(h)	EUR	100	107,898
			1,652,456
Trading Companies & Distributors — 0.1%
GYP Holdings III Corp., 4.63%, 05/01/29 (b)	USD	2,104	1,947,119
Transportation Infrastructure — 0.0%
Fraport AG Frankfurt Airport Services Worldwide, 4.25%, 06/11/32 (c)	EUR	66	71,285
Heathrow Finance PLC, 6.63%, 03/01/31 (c)	GBP	100	124,988
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 8.65%, 04/22/30 (a)	EUR	100	108,164
Stena International SA, 7.25%, 01/15/31 (b)	USD	200	204,436
			508,873
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services — 0.0%
Cellnex Finance Co. SA, 2.00%, 09/15/32 (c)	EUR	100	$ 92,017
Total Corporate Bonds — 108.8% (Cost: $1,498,456,879)			1,510,825,757
Fixed Rate Loan Interests
Health Care Technology — 1.0%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	USD	13,480	13,400,915
Media — 0.3%
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan, 15.00% (f)(i)		5,170	5,027,825
Total Fixed Rate Loan Interests — 1.3% (Cost: $18,603,646)			18,428,740
Floating Rate Loan Interests (a)
Aerospace & Defense — 0.5%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, 10/31/30 (m)		568	572,108
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		628	360,891
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		266	193,721
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		441	441,902
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 04/21/31		657	660,285
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		2,777	2,784,056
Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/01/28		1,351	1,350,576
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		170	170,386
			6,533,925
Air Freight & Logistics — 0.1%
Clue Opco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.83%, 12/19/30		988	919,154
Automobile Components — 0.1%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 02/23/29		1,240	1,244,650
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.43%, 11/17/28		707	677,399
			1,922,049
Banks (m) — 0.0%
Chrysaor Bidco SARL
USD Delayed Draw Term Loan, 05/14/31		24	24,452
USD Term Loan B, 05/14/31		330	330,627
			355,079
Security		Par (000)	Value
Broadline Retail — 0.2%
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 10.09%, 03/15/30	USD	3,554	$ 3,548,426
Building Materials — 0.1%
Chariot Buyer LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/03/28		794	795,662
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 05/02/31		384	380,801
Emrld Borrower LP, 2024 Term Loan B, 06/18/31 (m)		611	610,236
			1,786,699
Building Products — 0.2%
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 01/29/31		446	443,400
Gulfside Supply, Inc., Term Loan B, 06/17/31 (f)(m)		568	568,000
White Cap Buyer LLC
2024 Term Loan B, 10/19/29 (m)		713	713,933
Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.59%, 10/19/27		629	629,043
			2,354,376
Capital Markets — 0.0%
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/30/31		705	704,119
Chemicals — 0.5%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 13.19%, 11/24/28		443	420,723
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 08/18/28		987	982,265
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.68%, 10/04/29		2,483	2,476,130
Herens U.S. Holdco Corp., USD Term Loan B, (3- mo. CME Term SOFR + 4.03%), 9.36%, 07/03/28		617	597,239
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 03/29/28 (f)		1,924	1,918,961
Nouryon USA LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28 (f)		64	64,160
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28		200	200,249
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.85%, 06/20/31		14	14,006
			6,673,733
Commercial Services & Supplies — 0.7%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 05/12/28		1,801	1,793,659

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/03/29	USD	217	$ 216,747
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.36%), 12.71%, 09/01/25		639	626,137
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.59%, 02/01/29		811	814,802
Grant Thornton LLP/Chicago, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.60%, 06/02/31		1,456	1,459,655
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.84%, 12/15/28		1,273	838,999
TruGreen LP, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.76%), 14.09%, 11/02/28		191	146,430
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 01/30/31		4,034	4,058,486
			9,954,915
Communications Equipment — 0.1%
Viasat, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.94%, 05/30/30		1,031	915,166
Construction & Engineering — 0.6%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 09/22/28		648	648,651
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 08/01/30		4,742	4,755,486
Brown Group Holding LLC, 2022 Incremental Term Loan B2, 07/02/29 (m)		336	335,580
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.06%, 03/27/31		1,553	1,554,941
K Hovnaian Enterprises, Third Amendment Revolver, 06/30/26 (f)(m)		1,865	1,837,025
			9,131,683
Construction Materials — 0.1%
Gates Corp., 2024 Term Loan B5, 06/04/31 (m)		971	971,603
Consumer Staples Distribution & Retail — 0.0%
BCPE Empire Holdings, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 12/11/28		634	634,093
Containers & Packaging — 0.2%
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.44%, 10/29/28		963	949,220
Security		Par (000)	Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/15/27	USD	730	$ 730,397
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.30%, 09/15/28		705	705,668
			2,385,285
Diversified Consumer Services — 0.2%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.85%), 11.19%, 12/10/29		657	640,904
2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.94%, 12/11/28		857	855,606
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 03/26/31		1,122	1,128,081
			2,624,591
Diversified Telecommunication Services — 0.4%
Digicel International Finance Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 6.75%), 12.07%, 05/25/27		1,997	1,927,843
Frontier Communications Corp., 2024 Term Loan B, 07/01/31 (f)(m)		378	377,055
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.21%, 10/08/27		691	690,066
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/29		236	230,371
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/30		237	230,837
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/29		819	561,931
2024 Extended Term Loan B2, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/30		837	558,315
2024 Term Loan A, 06/01/28 (m)		450	370,006
Windstream Services LLC, 2020 Exit Term Loan B, (1-mo. CME Term SOFR + 6.35%), 11.69%, 09/21/27		639	638,239
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.46%, 03/09/27		100	86,916
			5,671,579
Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, Inc., 2023 Term Loan, (3-mo. CME Term SOFR + 3.26%), 8.60%, 06/30/28		916	919,701
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.58%, 11/22/29		440	440,061
			1,359,762
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 06/30/27	USD	90	$ 42,939
Entertainment — 0.1%
Motion Finco SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 11/12/29		937	936,411
OVG Business Services LLC, 2024 Term Loan B, 06/25/31 (m)		462	460,559
			1,396,970
Environmental, Maintenance & Security Service — 0.0%
GFL Environmental, Inc., 2024 Term Loan B, 06/27/31 (f)(m)		575	575,000
Financial Services — 0.2%
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/17/31		1,038	1,036,381
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.08%, 04/09/27		103	103,063
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.35%, 04/07/28		1,206	1,202,985
			2,342,429
Food Products — 0.1%
Chobani LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 10/25/27		1,204	1,208,465
Ground Transportation — 0.2%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 04/10/31		2,295	2,291,833
Health Care Equipment & Supplies — 0.7%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 09/29/28		1,064	1,060,640
Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 05/10/27		2,345	2,318,065
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 10/23/28		2,487	2,490,245
2024 USD Add-on Term Loan B, 10/23/28 (m)		2,569	2,569,000
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/30/31		953	949,826
			9,387,776
Health Care Providers & Services — 0.6%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 11/08/27		1,049	1,050,481
Concentra Health Services, Inc., Term Loan B, 06/26/31 (f)(m)		214	214,535
Ensemble RCM LLC, 2024 Term Loan B, 08/01/29 (m)		952	948,087
Security		Par (000)	Value
Health Care Providers & Services (continued)
LifePoint Health, Inc.
2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 05/17/31	USD	984	$ 984,925
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.06%, 11/16/28		655	657,887
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/15/28		479	480,295
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.65%, 04/29/25		1,481	1,095,807
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 09/27/30		1,955	1,952,528
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 12/19/30		676	676,815
			8,061,360
Health Care Technology — 0.9%
AthenaHealth Group, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 02/15/29		9,614	9,571,632
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.43%, 10/01/27		1,796	1,736,880
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.59%, 06/02/28		1,340	1,338,897
			12,647,409
Hotels, Restaurants & Leisure — 0.5%
1011778 B.C. Unlimited Liability Company, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 09/20/30		1,126	1,121,958
Carnival Corp., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 10/18/28		2,229	2,231,155
Cedar Fair LP, 2024 Term Loan B, 05/01/31 (m)		667	664,505
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.59%, 07/21/28		1,032	1,026,847
Entain PLC, 2024 USD Term Loan B3, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.01%, 10/31/29		969	970,200
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		290	260,151
2021 Term Loan B2, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		457	409,757
			6,684,573
Household Durables — 0.2%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.84%, 02/26/29		1,113	1,102,332
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.46%, 10/06/28		2,042	1,743,621
			2,845,953
Insurance — 1.1%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30		3,726	3,734,606

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/14/31	USD	1,675	$ 1,678,169
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 02/24/28 (m)		423	422,921
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/06/31		2,668	2,670,374
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 05/06/32		6,500	6,616,480
			15,122,550
IT Services — 0.5%
Central Parent, Inc., 2024 Term Loan B, 07/06/29 (m)		575	566,013
Fortress Intermediate 3, Inc, Term Loan B, 06/27/31 (f)(m)		3,403	3,403,000
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 06/17/31		1,400	1,386,000
Project Alpha Intermediate Holding, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 10/28/30		1,041	1,043,302
			6,398,315
Machinery — 1.1%
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 04/05/29		1,450	1,457,793
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		8,283	8,296,529
TK Elevator U.S. Newco, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.79%, 04/30/30		4,347	4,366,546
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/27/31		664	664,146
			14,785,014
Media — 0.7%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 9.46%, 08/23/28		4,468	4,468,321
CSC Holdings LLC
2019 Term Loan B5, (1-mo. LIBOR US at 0.00% Floor + 2.50%), 7.94%, 04/15/27		1,268	1,050,588
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.83%, 01/18/28		2,620	2,513,884
Gray Television, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.58%, 06/04/29		706	669,818
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.71%, 09/25/26		1,393	1,124,826
Univision Communications, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 01/23/29		187	184,430
			10,011,867
Security		Par (000)	Value
Metals & Mining — 0.0%
STS Operating, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.10%), 9.44%, 03/25/31	USD	812	$ 812,766
Oil, Gas & Consumable Fuels — 0.4%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28		681	679,584
M6 ETX Holdings II Midco LLC, Term Loan B, (1- mo. CME Term SOFR + 4.60%), 9.94%, 09/19/29		420	421,658
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.33%, 10/27/28		3,455	3,356,683
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 02/02/31		890	891,834
			5,349,759
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3- mo. CME Term SOFR + 5.01%), 10.34%, 04/20/28		1,747	1,802,663
Personal Care Products — 0.1%
KDC/ONE Development Corp., Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 08/15/28		1,009	1,010,944
Pharmaceuticals — 0.4%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.84%, 05/04/28		391	392,933
Bausch Health Americas, Inc., 2022 Term Loan B, 02/01/27 (m)		2,213	2,301,338
Endo Finance Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 04/23/31		2,233	2,228,824
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/19/31		393	393,089
			5,316,184
Professional Services — 0.3%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.96%, 06/04/29		1,107	1,079,542
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 06/02/28		2,473	2,432,576
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 04/29/29		477	384,968
			3,897,086
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 01/31/30 (f)		420	422,120
Software — 3.0%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.58%, 02/23/32		983	1,014,948
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Boxer Parent Co., Inc., 2023 USD Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.34%, 12/29/28	USD	2,601	$ 2,603,562
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 12/29/28 (m)		839	838,924
Cloud Software Group, Inc.
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/21/31		1,903	1,906,863
2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 03/30/29		3,664	3,658,717
Cloudera, Inc., 2021 Second Lien Term Loan, (1- mo. CME Term SOFR + 6.10%), 11.44%, 10/08/29		1,896	1,874,155
Delta Topco, Inc.
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.60%, 11/30/29		299	302,588
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.85%, 11/30/29		1,486	1,484,767
Ellucian Holdings, Inc.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 13.44%, 10/09/28		6,454	6,462,401
2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.94%, 10/09/29		1,329	1,334,283
Genesys Cloud Services Holdings II LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 12/01/27		1,001	1,006,746
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 03/01/29		1,205	1,201,640
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 6.25%), 9.59%, 02/23/29		288	286,065
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 05/03/28		3,910	3,903,806
Modena Buyer LLC, Term Loan, 07/01/31 (m)		1,742	1,697,910
Planview Parent, Inc. (m)
2024 2nd Lien Term Loan, 12/18/28		863	833,152
2nd Lien Term Loan, 12/18/28		13	12,902
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 08/31/28		762	762,426
RealPage, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.96%, 04/23/29		7,231	7,032,482
SS&C Technologies, Inc., 2024 Term Loan B8, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/09/31		1,763	1,765,151
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 02/10/31		1,743	1,748,665
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 04/14/31		576	576,707
			42,308,860
Security		Par (000)	Value
Specialty Retail — 0.1%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/11/28	USD	1,292	$ 1,287,048
Total Floating Rate Loan Interests — 15.4% (Cost: $213,805,998)			214,456,120

	Shares
Investment Companies
Fixed Income Funds — 3.4%
iShares Broad USD High Yield Corporate Bond ETF (n)	890,000	32,289,200
SPDR Blackstone Senior Loan ETF	362,691	15,160,484
		47,449,684
Total Investment Companies — 3.4% (Cost: $47,569,572)		47,449,684

		Par (000)
Preferred Securities
Capital Trusts — 3.2% (a)
Automobiles (i) — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%	USD	655	614,861
Volkswagen International Finance NV, 3.88% (c)	EUR	200	199,358
			814,219
Banks (i) — 2.1%
AIB Group PLC, 5.25% (c)		210	224,056
Bank of Ireland Group PLC, 7.50% (c)		200	217,671
Barclays PLC
4.38%	USD	2,490	2,090,863
8.00%		980	995,033
9.63%		3,745	4,059,925
CaixaBank SA, 7.50% (c)	EUR	200	222,758
Citigroup, Inc.
Series AA, 7.63%	USD	1,571	1,635,694
Series CC, 7.13%		3,685	3,676,756
Cooperatieve Rabobank UA, 4.38% (c)	EUR	200	203,481
HSBC Holdings PLC, 4.75% (c)		200	200,535
ING Groep NV, 8.00% (c)	USD	200	203,875
KBC Group NV, 8.00% (c)	EUR	200	227,042
Lloyds Banking Group PLC
8.00%	USD	1,320	1,349,308
4.95% (c)	EUR	200	210,991
NatWest Group PLC, 8.13%	USD	1,115	1,126,535
PNC Financial Services Group, Inc.
Series V, 6.20%		1,417	1,411,487
Series W, 6.25%		1,572	1,531,867
Societe Generale SA, 7.88% (c)	EUR	100	108,969
UBS Group AG
4.38% (b)	USD	950	770,501
7.75% (b)		2,535	2,585,819
7.00% (c)		200	199,751
Series NC10, 9.25% (b)		2,519	2,821,008
Series NC5, 9.25% (b)		2,275	2,447,679
			28,521,604

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering — 0.0%
Abertis Infraestructuras Finance BV, 3.25% (c)(i)	EUR	200	$ 208,300
Diversified Telecommunication Services (c) — 0.1%
British Telecommunications PLC, 5.13%, 10/03/54		200	214,724
Telefonica Europe BV (i)
7.13%		200	232,349
6.14%		300	336,524
6.75%		100	116,194
5.75%		100	109,532
Vodafone Group PLC
2.63%, 08/27/80		400	411,808
3.00%, 08/27/80		100	96,756
6.50%, 08/30/84		100	114,993
			1,632,880
Electric Utilities — 0.9%
AES Corp., 7.60%, 01/15/55	USD	1,441	1,458,816
Dominion Energy, Inc.
Series A, 6.88%, 02/01/55		1,497	1,528,211
Series B, 7.00%, 06/01/54		865	900,001
Edison International, Series B, 5.00% (i)		1,263	1,201,368
EDP - Energias de Portugal SA (c)
5.94%, 04/23/83	EUR	100	111,510
4.75%, 05/29/54		100	106,426
Electricite de France SA (c)(i)
6.00%	GBP	300	369,402
3.00%	EUR	200	196,523
3.38%		200	186,654
Naturgy Finance BV, 2.37% (c)(i)		200	202,961
NRG Energy, Inc., 10.25% (b)(i)	USD	2,518	2,753,962
Orsted A/S, 2.50% (c)	GBP	100	90,699
Terna - Rete Elettrica Nazionale, 4.75% (c)(i)	EUR	125	132,195
Vistra Corp., 7.00% (b)(i)	USD	2,860	2,835,150
			12,073,878
Gas Utilities — 0.0%
Centrica PLC, 6.50%, 05/21/55 (c)	GBP	100	127,674
Health Care Providers & Services — 0.0%
Clariane SE, 13.17% (c)(i)		200	238,599
Hotels, Restaurants & Leisure — 0.0%
Accor SA, 2.63% (c)(i)	EUR	100	105,271
Industrial Conglomerates — 0.0%
Alstom SA, 5.87% (c)(i)		100	108,605
Insurance — 0.0%
Poste Italiane SpA, 2.63% (c)(i)		100	93,954
Oil, Gas & Consumable Fuels (c) — 0.0%
Repsol International Finance BV, 4.25% (i)		124	130,575
Var Energi ASA, 7.86%, 11/15/83		100	116,198
			246,773
Pharmaceuticals (c) — 0.0%
Bayer AG
4.50%, 03/25/82		200	206,014
7.00%, 09/25/83		100	110,469
Series NC5, 6.63%, 09/25/83		100	108,223
			424,706
Security		Par (000)	Value
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63% (c)(i)	EUR	375	$ 247,992
			44,844,455

	Shares
Preferred Stocks — 0.7%
Interactive Media & Services — 0.7%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $6,330,867) (d)(e)(f)	57,777	9,764,891
Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $676,934) (d)(e)	691,319	3,470
Ligado Networks LLC (f)(o)	32,168	8,042
		11,512
		9,776,403
Total Preferred Securities — 3.9% (Cost: $55,968,469)		54,620,858
Total Investments — 133.8% (Cost: $1,872,581,076)		1,858,962,554
Liabilities in Excess of Other Assets — (33.8)%		(469,617,342)
Net Assets — 100.0%		$ 1,389,345,212

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $10,030,304, representing 0.7% of its net assets as of period end, and an original cost of $7,936,964.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	When-issued security.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Trust.
(o)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares (a)	$ 34,146	$ —	$ (34,146) (b)	$ —	$ —	$ —	—	$ 63,641	$ —
iShares Broad USD High Yield Corporate Bond ETF	—	32,369,300	—	—	(80,100)	32,289,200	890,000	—	—
				$ —	$ (80,100)	$ 32,289,200		$ 63,641	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Long Bond	25	09/19/24	$ 2,947	$ (11,595)
Ultra U.S. Treasury Bond	15	09/19/24	1,868	(7,048)
				$ (18,643)
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	31,511	EUR	29,000	Barclays Bank PLC	09/18/24	$ 338
USD	25,513,159	EUR	23,698,098	BNP Paribas SA	09/18/24	39,018
USD	107,817	EUR	100,000	Deutsche Bank AG	09/18/24	322
USD	344,913	EUR	320,000	State Street Bank and Trust Co.	09/18/24	930
USD	16,564,283	EUR	15,390,902	Toronto-Dominion Bank	09/18/24	19,916
USD	856,200	GBP	675,000	Citibank N.A.	09/18/24	2,447
USD	2,897,677	GBP	2,285,000	Goldman Sachs International	09/18/24	7,563
USD	1,965,291	GBP	1,550,000	JPMorgan Chase Bank N.A.	09/18/24	4,820
						$ 75,354
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B	USD	16,772	$ 1,073,746	$ 1,113,568	$ (39,822)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Hovnanian Enterprises, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/29	USD	373	$ (33,256)	$ (30,728)	$ (2,528)
Hovnanian Enterprises, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/29	USD	373	(33,256)	(33,171)	(85)
Matterhorn Telecom Holding S.A.	5.00	Quarterly	Goldman Sachs International	06/20/29	EUR	135	(17,305)	(16,567)	(738)
							$ (83,817)	$ (80,466)	$ (3,351)
OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	70	$ 3,782	$ 3,403	$ 379
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	N/R	EUR	125	14,949	19,185	(4,236)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	35	(1,084)	(5,692)	4,608
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	21	(652)	(3,334)	2,682
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	60	(1,832)	(9,372)	7,540
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	N/R	EUR	17	(532)	(2,791)	2,259
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	36	(1,112)	(5,893)	4,781
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	26	(807)	(4,193)	3,386
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	80	8,862	10,558	(1,696)
Sunrise HoldCo IV B.V.	5.00	Quarterly	Bank of America N.A.	06/20/29	B	EUR	43	5,223	4,208	1,015
Sunrise HoldCo IV B.V.	5.00	Quarterly	Deutsche Bank AG	06/20/29	B	EUR	27	3,255	2,570	685
Ziggo Bond Company B.V.	5.00	Quarterly	Bank of America N.A.	06/20/29	B-	EUR	44	2,341	3,516	(1,175)
Ziggo Bond Company B.V.	5.00	Quarterly	Goldman Sachs International	06/20/29	B-	EUR	78	4,152	3,626	526
								$ 36,545	$ 15,791	$ 20,754

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps

Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	JPMorgan Chase Bank N.A.	N/A	09/20/24	USD	1,535	$ 24,547	$ (18,935)	$ 43,482
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/24	USD	693	17,687	(7,102)	24,789
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/24	USD	693	12,648	(7,929)	20,577
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/24	USD	693	10,809	(8,136)	18,945
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/24	USD	7,500	11,808	(63,386)	75,194
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	9,430	236,077	(98,052)	334,129
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	312	4,026	(3,709)	7,735
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps (continued)
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	312	$ 5,063	$ (3,849)	$ 8,912
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	346	5,196	(4,320)	9,516
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	7,500	5,795	(55,583)	61,378
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	13,872	(4,221)	(162,795)	158,574
									$ 329,435	$ (433,796)	$ 763,231
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ 1,113,568	$ —	$ —	$ (39,822)
OTC Swaps	47,066	(545,537)	791,092	(10,458)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 75,354	$ —	$ —	$ 75,354
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	74,927	—	—	763,231	—	838,158
	$ —	$ 74,927	$ —	$ 75,354	$ 763,231	$ —	$ 913,512
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 18,643	$ —	$ 18,643
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	39,822	—	—	—	—	39,822
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	122,199	—	—	433,796	—	555,995
	$ —	$ 162,021	$ —	$ —	$ 452,439	$ —	$ 614,460

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

For the period ended June 30, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (263,314)	$ —	$ (208,946)	$ —	$ (472,260)
Forward foreign currency exchange contracts	—	—	—	1,279,730	—	—	1,279,730
Options purchased (a)	—	—	(455,420)	—	(2,346)	—	(457,766)
Options written	—	—	126,822	—	871	—	127,693
Swaps	—	1,454,415	—	—	531,337	—	1,985,752
	$ —	$ 1,454,415	$ (591,912)	$ 1,279,730	$ 320,916	$ —	$ 2,463,149
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 75,290	$ —	$ 75,290
Forward foreign currency exchange contracts	—	—	—	466,139	—	—	466,139
Options purchased (b)	—	—	170,115	—	—	—	170,115
Options written	—	—	(51,791)	—	—	—	(51,791)
Swaps	—	(853,293)	—	—	(630,864)	—	(1,484,157)
	$ —	$ (853,293)	$ 118,324	$ 466,139	$ (555,574)	$ —	$ (824,404)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ — (a)
Average notional value of contracts — short	$ 2,601,157
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ 48,180,939
Options:
Average value of option contracts purchased	$ 563
Average value of option contracts written	$ 63
Credit default swaps:
Average notional value — buy protection	$ 445,289
Average notional value — sell protection	$ 17,403,579
Total return swaps:
Average notional value	$ 28,450,000

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 72,464	$ —
Forward foreign currency exchange contracts	75,354	—
Swaps — centrally cleared	—	9,172
Swaps — OTC (a)	838,158	555,995
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	985,976	565,167
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(72,464)	(9,172)
Total derivative assets and liabilities subject to an MNA	$ 913,512	$ 555,995

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statements of Assets and Liabilities.
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)(c)
Bank of America N.A.	$ 13,347	$ (6,867)	$ —	$ —	$ 6,480
Barclays Bank PLC	21,118	(21,118)	—	—	—
BNP Paribas SA	39,018	—	—	—	39,018
Citibank N.A.	4,706	(2,791)	—	—	1,915
Deutsche Bank AG	3,577	—	—	—	3,577
Goldman Sachs International	11,715	(11,715)	—	—	—
JPMorgan Chase Bank N.A.	56,865	(24,828)	—	—	32,037
Morgan Stanley & Co. International PLC	742,320	(423,290)	—	—	319,030
State Street Bank and Trust Co.	930	—	—	—	930
Toronto-Dominion Bank	19,916	—	—	—	19,916
	$ 913,512	$ (490,609)	$ —	$ —	$ 422,903

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)(d)
Bank of America N.A.	$ 6,867	$ (6,867)	$ —	$ —	$ —
Barclays Bank PLC	47,658	(21,118)	—	—	26,540
Citibank N.A.	2,791	(2,791)	—	—	—
Goldman Sachs International	50,561	(11,715)	—	—	38,846
JPMorgan Chase Bank N.A.	24,828	(24,828)	—	—	—
Morgan Stanley & Co. International PLC	423,290	(423,290)	—	—	—
	$ 555,995	$ (490,609)	$ —	$ —	$ 65,386

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,378,839	$ —	$ 2,378,839
Common Stocks
Building Products	937,755	—	—	937,755
Capital Markets	—	261,943	—	261,943
Electrical Equipment	3,034	—	—	3,034
Energy Equipment & Services	4,015	—	—	4,015
Life Sciences Tools & Services	1,476,198	—	—	1,476,198
Metals & Mining	2,620,018	—	—	2,620,018
Oil, Gas & Consumable Fuels	683,550	—	22,235	705,785
Real Estate Management & Development	645	—	—	645
Semiconductors & Semiconductor Equipment	109	—	—	109
Specialized REITs	4,793,054	—	—	4,793,054

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds
Advertising Agencies	$ —	$ 3,919,881	$ —	$ 3,919,881
Aerospace & Defense	—	65,468,757	—	65,468,757
Air Freight & Logistics	—	127,564	—	127,564
Automobile Components	—	31,664,862	—	31,664,862
Automobiles	—	9,631,773	—	9,631,773
Banks	—	12,037,094	—	12,037,094
Biotechnology	—	316,957	—	316,957
Broadline Retail	—	7,329,995	—	7,329,995
Building Materials	—	37,006,033	—	37,006,033
Building Products	—	12,480,992	—	12,480,992
Capital Markets	—	18,919,413	—	18,919,413
Chemicals	—	31,025,892	—	31,025,892
Commercial Services & Supplies	405,373	80,341,588	—	80,746,961
Communications Equipment	—	802,468	—	802,468
Construction & Engineering	—	9,225,522	—	9,225,522
Construction Materials	—	4,905,654	—	4,905,654
Consumer Finance	—	11,510,891	—	11,510,891
Consumer Staples Distribution & Retail	—	5,216,265	—	5,216,265
Containers & Packaging	—	48,150,653	—	48,150,653
Diversified Consumer Services	—	5,489,882	—	5,489,882
Diversified REITs	—	13,058,996	—	13,058,996
Diversified Telecommunication Services	407,973	90,669,968	—	91,077,941
Electric Utilities	—	16,730,428	—	16,730,428
Electrical Equipment	—	1,271,051	—	1,271,051
Electronic Equipment, Instruments & Components	—	3,906,529	—	3,906,529
Energy Equipment & Services	—	13,825,632	—	13,825,632
Entertainment	—	7,691,163	—	7,691,163
Environmental, Maintenance & Security Service	—	20,608,307	—	20,608,307
Financial Services	—	36,525,800	—	36,525,800
Food Products	—	13,546,394	—	13,546,394
Gas Utilities	—	2,213,819	—	2,213,819
Ground Transportation	—	5,081,731	—	5,081,731
Health Care Equipment & Supplies	—	15,663,644	—	15,663,644
Health Care Providers & Services	—	41,987,512	—	41,987,512
Health Care REITs	—	4,320,087	—	4,320,087
Health Care Technology	—	11,081,536	—	11,081,536
Hotel & Resort REITs	—	20,222,123	—	20,222,123
Hotels, Restaurants & Leisure	—	121,341,105	—	121,341,105
Household Durables	—	9,196,401	—	9,196,401
Household Products	—	1,371,716	—	1,371,716
Independent Power and Renewable Electricity Producers	—	4,976,482	—	4,976,482
Insurance	—	115,585,598	—	115,585,598
Interactive Media & Services	—	1,982,234	—	1,982,234
IT Services	13,922	16,425,491	—	16,439,413
Leisure Products	—	1,745,821	—	1,745,821
Machinery	—	23,014,143	—	23,014,143
Media	—	108,941,116	—	108,941,116
Metals & Mining	—	52,232,198	—	52,232,198
Mortgage Real Estate Investment Trusts (REITs)	—	1,068,311	—	1,068,311
Multi-Utilities	—	93,180	—	93,180
Oil, Gas & Consumable Fuels	—	192,826,114	—	192,826,114
Paper & Forest Products	—	110,341	—	110,341
Passenger Airlines	—	9,267,239	—	9,267,239
Personal Care Products	—	1,196,447	—	1,196,447
Pharmaceuticals	—	8,953,002	—	8,953,002
Professional Services	—	6,820,088	—	6,820,088
Real Estate Management & Development	—	8,532,665	—	8,532,665
Retail REITs	—	805,953	—	805,953
Semiconductors & Semiconductor Equipment	84,337	3,758,458	—	3,842,795
Software	—	83,921,833	—	83,921,833
Specialized REITs	—	6,915,143	—	6,915,143
Specialty Retail	—	6,622,018	—	6,622,018
Technology Hardware, Storage & Peripherals	—	4,033,734	—	4,033,734
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Textiles, Apparel & Luxury Goods	$ 49,874	$ 1,602,582	$ —	$ 1,652,456
Trading Companies & Distributors	—	1,947,119	—	1,947,119
Transportation Infrastructure	—	508,873	—	508,873
Wireless Telecommunication Services	—	92,017	—	92,017
Fixed Rate Loan Interests	—	13,400,915	5,027,825	18,428,740
Floating Rate Loan Interests	—	205,076,264	9,379,856	214,456,120
Investment Companies	47,449,684	—	—	47,449,684
Preferred Securities
Capital Trusts	—	44,844,455	—	44,844,455
Preferred Stocks	—	—	9,772,933	9,772,933
Unfunded Floating Rate Loan Interests (a)	—	410	—	410
	$ 58,929,541	$ 1,775,827,104	$ 24,202,849	1,858,959,494
Investments Valued at NAV (b)				3,470
				$ 1,858,962,964
Derivative Financial Instruments (c)
Assets
Credit Contracts	$ —	$ 27,861	$ —	$ 27,861
Foreign Currency Exchange Contracts	—	75,354	—	75,354
Interest Rate Contracts	—	763,231	—	763,231
Liabilities
Credit Contracts	—	(50,280)	—	(50,280)
Interest Rate Contracts	(18,643)	—	—	(18,643)
	$ (18,643)	$ 816,166	$ —	$ 797,523

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $480,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2023	$ 22,235	$ —	$ 6,449,900	$ 12,598,203	$ 19,070,338
Transfers into Level 3	—	—	1,124,648	—	1,124,648
Transfers out of Level 3	—	—	(2,171,890)	—	(2,171,890)
Accrued discounts/premiums	—	2,635	28,082	—	30,717
Net realized gain (loss)	—	—	(223,023)	612,355	389,332
Net change in unrealized appreciation (depreciation) (a)(b)	—	(93,110)	393,811	(216,826)	83,875
Purchases	—	5,118,300	8,164,150	—	13,282,450
Sales	—	—	(4,385,822)	(3,220,799)	(7,606,621)
Closing balance, as of June 30, 2024	$ 22,235	$ 5,027,825	$ 9,379,856	$ 9,772,933	$ 24,202,849
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 (b)	$ —	$ (93,110)	$ 94,809	$ 128,039	$ 129,738

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
522 Funding CLO Ltd., Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.66%, 04/15/35 (a)(b)	USD	2,500	$ 2,502,977
720 East CLO IV Ltd., Series 2024-1A, Class A1, (3- mo. CME Term SOFR + 1.60%), 6.89%, 04/15/37 (a)(b)		2,000	2,010,220
AGL CLO Ltd. (a)(b)
Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.75%, 07/20/34		1,000	1,000,800
Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/20/34		890	892,907
AIMCO CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.25%), 6.58%, 04/20/34 (a)(b)		3,000	2,999,748
Allegro CLO VI Ltd. (a)(b)
Series 2017-2A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.08%, 01/17/31		360	360,260
Series 2017-2A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.38%, 01/17/31		2,400	2,393,284
Apidos CLO XV, Series 2013-15A, Class DRR, (3-mo. CME Term SOFR + 2.96%), 8.29%, 04/20/31 (a)(b)		1,000	1,000,618
Apidos CLO XX, Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 2.21%), 7.54%, 07/16/31 (a)(b)		1,000	1,001,504
Apidos CLO XXXIII, Series 2020-33A, Class AR, (3- mo. CME Term SOFR + 1.41%), 6.73%, 10/24/34 (a)(b)		2,000	2,005,933
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/22/34 (a)(b)		3,000	3,009,760
Ares XLVII CLO Ltd., Series 2018-47A, Class D, (3-mo. CME Term SOFR + 2.96%), 8.29%, 04/15/30 (a)(b)		1,500	1,500,627
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3- mo. CME Term SOFR + 2.06%), 7.39%, 07/20/30 (a)(b)		500	500,920
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.76%, 10/24/31 (a)(b)		332	332,380
Atrium XV, Series 15A, Class C, (3-mo. CME Term SOFR + 2.46%), 7.79%, 01/23/31 (a)(b)		250	250,392
Ballyrock CLO Ltd. (a)(b)
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.19%, 04/20/31		1,500	1,504,105
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 2.40%), 7.62%, 02/20/36		1,000	1,005,804
Series 2022-19A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.65%, 04/20/35		2,000	2,006,522
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.59%, 10/15/30 (a)(b)		1,000	1,002,890
Benefit Street Partners CLO XVI Ltd., Series 2018- 16A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 6.61%, 01/17/32 (a)(b)		1,842	1,846,347
Benefit Street Partners CLO XXI Ltd., Series 2020- 21A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 6.76%, 10/15/34 (a)(b)		1,300	1,301,200
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37 (a)(b)		1,500	1,520,044
Buckhorn Park CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 07/18/34 (a)(b)		1,000	1,000,002
Canyon CLO Ltd. (a)(b)
Series 2020-3A, Class C, (3-mo. CME Term SOFR + 2.76%), 8.09%, 01/15/34		500	501,430
Security		Par (000)	Value
Asset-Backed Securities (continued)
Canyon CLO Ltd. (a)(b) (continued)
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/15/34	USD	1,800	$ 1,805,493
Series 2021-4, Class A, (3-mo. CME Term SOFR + 1.43%), 6.76%, 10/15/34		1,500	1,501,049
Carlyle CLO Ltd., Series C17A, Class BR, (3-mo. CME Term SOFR + 2.11%), 7.44%, 04/30/31 (a)(b)		1,000	997,052
CarVal CLO I Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.15%), 8.48%, 07/16/31 (a)(b)		500	503,091
Cedar Funding XII CLO Ltd., Series 2020-12A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/25/34 (a)(b)		1,500	1,501,500
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/15/33 (a)(b)		2,000	2,003,511
CIFC Funding Ltd. (a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME Term SOFR + 2.21%), 7.54%, 10/18/30		1,000	999,963
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 6.66%, 04/20/34		1,000	1,000,500
Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.01%), 7.34%, 04/18/31		1,000	1,001,786
Series 2018-1A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.24%, 04/18/31		1,200	1,206,003
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.08%, 04/17/34		900	901,488
Series 2019-5A, Class A2RS, (3-mo. CME Term SOFR + 2.01%), 7.34%, 01/15/35		1,000	1,005,696
Series 2020-2A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.76%, 10/20/34		1,200	1,202,510
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/20/34		1,000	1,002,723
Series 2021-1AR, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.76%, 07/25/37		1,500	1,500,000
Clover CLO LLC (a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 6.85%, 04/20/37		3,500	3,501,967
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 04/22/34		2,000	2,000,016
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.34%, 07/20/34		1,000	1,007,255
Clover CLO Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 10/25/33 (a)(b)		1,000	1,001,150
Diameter Capital CLO Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.83%, 07/15/36 (a)(b)		2,810	2,812,645
Dryden CLO Ltd., Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 05/20/34 (a)(b)		3,500	3,502,450
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, (3- mo. CME Term SOFR + 1.34%), 6.66%, 04/22/35 (a)(b)		1,200	1,203,513
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 7.69%, 04/18/37 (a)(b)		1,000	1,009,661
Elmwood CLO II Ltd., Series 2019-2A, Class AR, (3- mo. CME Term SOFR + 1.41%), 6.74%, 04/20/34 (a)(b)		2,000	2,003,181
Elmwood CLO V Ltd., Series 2022-2A, Class AR, (3- mo. CME Term SOFR + 1.41%), 6.74%, 10/20/34 (a)(b)		2,830	2,838,701
Elmwood CLO VII Ltd., Series 2020-4A, Class AR, (3-mo. CME Term SOFR + 1.63%), 6.95%, 01/17/34 (a)(b)		2,000	2,006,649
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO XI Ltd., Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/20/34 (a)(b)	USD	1,250	$ 1,251,230
Elmwood CLO XII Ltd., Series 2019-2A, Class B, (3- mo. CME Term SOFR + 1.96%), 7.29%, 01/20/35 (a)(b)		2,000	2,011,299
Flatiron CLO Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.70%, 07/19/34 (a)(b)		1,931	1,935,535
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3-mo. CME Term SOFR + 2.86%), 8.19%, 04/20/31 (a)(b)		1,000	1,002,189
Generate CLO Ltd. (a)(b)
Series 2A, Class CR, (3-mo. CME Term SOFR + 2.11%), 7.44%, 01/22/31		1,500	1,501,479
Series 2A, Class DR, (3-mo. CME Term SOFR + 2.86%), 8.19%, 01/22/31		1,800	1,799,947
Series 6A, Class DR, (3-mo. CME Term SOFR + 1.46%), 6.79%, 01/22/35		2,500	2,502,524
Golub Capital Partners CLO Ltd. (a)(b)
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 6.91%, 01/20/34		1,000	1,001,301
Series 2021-53A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/20/34		1,000	1,006,598
HalseyPoint CLO Ltd. (a)(b)
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.81%, 04/20/34		2,000	2,004,000
Series 2021-5A, Class A1A, (3-mo. CME Term SOFR + 1.47%), 6.80%, 01/30/35		1,000	1,001,621
Highbridge Loan Management Ltd., Series 4A-2014, Class A2R, (3-mo. CME Term SOFR + 1.76%), 7.09%, 01/28/30 (a)(b)		650	651,481
HPS Loan Management Ltd., Series 6A-2015, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.35%, 02/05/31 (a)(b)		1,500	1,501,470
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 01/17/30 (a)(b)		1,000	1,002,008
Madison Park Funding L Ltd., Series 2021-50A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.73%, 04/19/34 (a)(b)		2,520	2,521,288
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 6.83%, 04/18/37 (a)(b)		1,000	1,000,853
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 04/19/33 (a)(b)		1,000	1,000,454
Madison Park Funding XXVII Ltd. (a)(b)
Series 2018-27A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.39%, 04/20/30		1,000	999,601
Series 2018-27A, Class C, (3-mo. CME Term SOFR + 2.86%), 8.19%, 04/20/30		1,000	1,000,245
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.70%, 07/17/34 (a)(b)		1,070	1,073,125
Marathon CLO Ltd., Series 2020-15ARRR, Class C1R3, 08/15/37 (a)(b)(c)		1,500	1,500,000
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.09%, 12/18/30 (a)(b)		1,000	1,000,971
MP CLO III Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 10/20/30 (a)(b)		1,000	1,001,966
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO Ltd. (a)(b)
Series 2017-26A, Class C, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/18/30	USD	1,500	$ 1,497,202
Series 2018-27A, Class D, (3-mo. CME Term SOFR + 2.86%), 8.19%, 01/15/30		1,000	1,000,917
Series 2021-45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/14/35		3,000	3,006,731
Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 01/20/36		1,450	1,456,057
Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.63%, 04/14/35		1,000	1,001,008
New Mountain CLO Ltd., Series 2024-5A, Class A, (3-mo. CME Term SOFR + 1.57%), 6.87%, 04/20/36 (a)(b)		2,500	2,516,460
Oaktree CLO Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.88%, 07/15/33 (a)(b)		2,000	2,001,933
OCP CLO Ltd. (a)(b)
Series 2017-14A, Class B, (3-mo. CME Term SOFR + 2.21%), 7.54%, 11/20/30		1,000	1,000,944
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 7.67%, 04/26/36		1,500	1,509,871
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.44%, 07/15/30 (a)(b)		500	495,419
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/20/30 (a)(b)		1,000	1,001,041
Octagon Investment Partners XVII Ltd. (a)(b)
Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/25/31		1,000	1,001,041
Series 2013-1A, Class CR2, (3-mo. CME Term SOFR + 1.96%), 7.29%, 01/25/31		1,000	999,949
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class CRR, (3-mo. CME Term SOFR + 2.16%), 7.49%, 01/22/30 (a)(b)		900	901,647
OHA Credit Funding Ltd. (a)(b)
Series 2019-3A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.73%, 07/02/35		1,750	1,752,193
Series 2020-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.76%, 04/18/33		1,000	1,000,513
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.63%, 02/24/37		1,250	1,251,058
Series 2021-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.72%, 01/18/36		1,500	1,504,488
OHA Credit Partners XII Ltd., Series 2015-12AR, Class D1R2, (3-mo. CME Term SOFR + 3.50%), 8.83%, 04/23/37 (a)(b)		600	605,593
OHA Credit Partners XVI, Series 2021-16A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 10/18/34 (a)(b)		750	750,878
Palmer Square CLO Ltd. (a)(b)
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.29%, 05/21/34		2,500	2,503,675
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.63%, 11/14/34		1,000	1,002,594
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.97%, 11/15/36		1,500	1,510,682
Series 2021-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 07/15/34		2,000	2,003,000
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34		2,500	2,509,471

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Post CLO Ltd., Series 2024-1, Class A1, (3-mo. CME Term SOFR + 1.60%), 6.87%, 04/20/37 (a)(b)	USD	2,000	$ 2,010,253
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.75%, 04/20/34 (a)(b)		2,000	2,000,000
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, (3-mo. CME Term SOFR + 3.31%), 8.66%, 06/20/34 (a)(b)		500	500,781
Regatta XII Funding Ltd., Series 2019-12R, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 10/15/32 (a)(b)		1,500	1,503,208
Regatta XVI Funding Ltd. (a)(b)
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 2.96%), 8.29%, 01/15/33		1,000	1,000,864
Series 2019-2A, Class D, (3-mo. CME Term SOFR + 4.16%), 9.49%, 01/15/33		1,000	1,002,245
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.04%, 01/15/34 (a)(b)		1,000	1,002,317
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 6.83%, 04/26/37 (a)(b)		2,000	2,002,384
Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.55%), 6.87%, 04/25/37 (a)(b)		1,500	1,505,250
Rockford Tower CLO Ltd. (a)(b)
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.78%, 10/20/30		1,241	1,241,483
Series 2017-3A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.24%, 10/20/30		1,000	1,001,021
RR Ltd. (a)(b)
Series 2018-5A, Class CR, (3-mo. CME Term SOFR + 3.60%), 8.92%, 07/15/39		650	645,370
Series 2024-29RA, Class A2R, 07/15/39 (c)		2,000	2,000,000
RRX Ltd., Series 2021-3A, Class A2, (3-mo. CME Term SOFR + 2.01%), 7.34%, 04/15/34 (a)(b)		2,000	2,010,284
Signal Peak CLO Ltd. (a)(b)
Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.86%, 04/20/33		6,000	6,016,835
Series 2020-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 04/20/33		1,650	1,652,520
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.75%, 10/20/34 (a)(b)		1,325	1,326,210
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 2.86%), 8.19%, 01/15/30 (a)(b)		1,500	1,488,765
Symphony CLO XXIV Ltd., Series 2020-24AR, Class AR, (3-mo. CME Term SOFR + 1.20%), 6.53%, 01/23/32 (a)(b)		949	949,524
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.73%, 10/23/34 (a)(b)		1,900	1,902,478
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 6.42%, 01/17/32 (a)(b)		587	586,843
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/16/31 (a)(b)		1,569	1,569,336
TICP CLO IX Ltd., Series 2017-9A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.73%, 01/20/31 (a)(b)		406	406,893
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.71%, 01/15/34 (a)(b)	USD	2,000	$ 2,001,032
TICP CLO X Ltd., Series 2018-10A, Class B, (3-mo. CME Term SOFR + 1.73%), 7.06%, 04/20/31 (a)(b)		1,300	1,301,488
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/15/34 (a)(b)		1,000	1,001,588
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, (3- mo. CME Term SOFR + 1.91%), 7.24%, 10/20/32 (a)(b)		1,750	1,752,122
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.76%, 07/21/34 (a)(b)		2,000	2,005,473
Trimaran CAVU Ltd. (a)(b)
Series 2021-2A, Class B1, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/25/34		1,500	1,501,336
Series 2022-2A, Class A, (3-mo. CME Term SOFR + 2.50%), 7.82%, 01/20/36		2,500	2,517,678
Series 2022-2A, Class B1, (3-mo. CME Term SOFR + 3.40%), 8.72%, 01/20/36		1,500	1,504,357
Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 6.66%, 07/24/36 (a)(b)		1,000	1,000,000
Whitebox CLO IV Ltd. (a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term SOFR + 2.15%), 7.47%, 04/20/36		2,000	2,013,929
Series 2023-4A, Class B1, (3-mo. CME Term SOFR + 2.60%), 7.92%, 04/20/36		1,000	1,009,934
Total Asset-Backed Securities — 18.5% (Cost: $191,704,391)			194,459,578

	Shares
Common Stocks
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $8,979) (d)(e)(f)	715	38,253
Financial Services — 0.0%
Travelport Finance Luxembourg SARL (d)(e)	25	67,466
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $100,499) (e)(f)	3,236	33,169
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp. (d)(e)	935	8,178
Total Common Stocks — 0.0% (Cost: $222,431)		147,066

		Par (000)
Corporate Bonds
Advertising Agencies (b) — 0.1%
Neptune Bidco U.S., Inc., 9.29%, 04/15/29	USD	664	637,291
Stagwell Global LLC, 5.63%, 08/15/29		209	193,036
			830,327
Aerospace & Defense — 4.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (b)		385	392,463
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Boeing Co.
5.15%, 05/01/30 (g)	USD	6,775	$ 6,505,938
6.86%, 05/01/54 (b)		5,320	5,459,234
7.01%, 05/01/64 (b)		2,285	2,339,543
Bombardier, Inc. (b)
7.88%, 04/15/27		325	325,827
7.50%, 02/01/29 (g)		138	143,000
8.75%, 11/15/30 (g)		647	699,267
7.25%, 07/01/31		147	150,928
7.00%, 06/01/32		362	367,029
7.45%, 05/01/34		327	367,299
Embraer Netherlands Finance BV, 7.00%, 07/28/30 (b)		565	589,542
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (b)(g)		1,000	990,000
General Dynamics Corp., 4.25%, 04/01/50 (g)		1,260	1,061,286
Moog, Inc., 4.25%, 12/15/27 (b)		320	302,980
Northrop Grumman Corp. (g)
4.03%, 10/15/47		2,400	1,896,551
5.25%, 05/01/50		3,050	2,893,589
RTX Corp.
4.63%, 11/16/48 (g)		2,805	2,407,486
3.13%, 07/01/50 (g)		3,545	2,327,815
6.40%, 03/15/54		1,100	1,199,355
Signature Aviation U.S. Holdings, Inc., 4.00%, 03/01/28 (b)		541	485,548
Spirit AeroSystems, Inc. (b)
9.38%, 11/30/29		712	766,566
9.75%, 11/15/30		717	790,934
TransDigm, Inc. (b)
6.75%, 08/15/28		3,087	3,124,735
6.38%, 03/01/29 (g)		3,616	3,634,235
7.13%, 12/01/31		1,444	1,487,864
6.63%, 03/01/32 (g)		3,653	3,689,747
Triumph Group, Inc., 9.00%, 03/15/28 (b)		1,302	1,364,808
			45,763,569
Air Freight & Logistics — 0.5%
FedEx Corp., 5.25%, 05/15/50 (g)		6,000	5,581,283
Rand Parent LLC, 8.50%, 02/15/30 (b)		31	31,385
			5,612,668
Automobile Components — 1.1%
Champions Financing, Inc., 8.75%, 02/15/29 (b)(g)		490	502,482
Clarios Global LP, 6.75%, 05/15/25 (b)		631	630,808
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26 (h)	EUR	246	262,137
8.50%, 05/15/27 (b)(g)	USD	7,045	7,084,741
6.75%, 05/15/28 (b)(g)		1,071	1,083,909
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (b)		829	840,127
Goodyear Tire & Rubber Co.
5.00%, 07/15/29 (g)		207	192,674
5.63%, 04/30/33		53	47,908
Phinia, Inc., 6.75%, 04/15/29 (b)		219	222,250
SK On Co. Ltd., 5.38%, 05/11/26 (h)		200	199,562
Tenneco, Inc., 8.00%, 11/17/28 (b)		234	213,021
			11,279,619
Automobiles — 1.5%
Asbury Automotive Group, Inc.
4.50%, 03/01/28		221	209,390
5.00%, 02/15/32 (b)		293	265,460
Security		Par (000)	Value
Automobiles (continued)
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (b)	USD	218	$ 214,798
Carvana Co. (b)(i)
(13.00% PIK), 13.00%, 06/01/30		385	421,446
(14.00% PIK), 14.00%, 06/01/31		897	1,008,391
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		307	317,460
Ford Motor Co.
3.25%, 02/12/32		171	141,320
6.10%, 08/19/32 (g)		3,129	3,124,533
Ford Motor Credit Co. LLC, 7.20%, 06/10/30		821	863,622
General Motors Co. (g)
6.25%, 10/02/43		940	936,078
5.95%, 04/01/49		3,455	3,353,232
Hyundai Capital America (h)
5.50%, 03/30/26		200	199,789
2.38%, 10/15/27		200	182,406
(1-day SOFR + 1.32%), 6.68%, 11/03/25 (a)		200	201,252
Hyundai Capital Services, Inc., 5.13%, 02/05/29 (h)		225	222,820
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (h)		500	474,338
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26 (b)(g)		3,265	3,343,458
6.95%, 09/15/26 (h)		75	76,802
7.05%, 09/15/28 (h)		150	156,119
Nissan Motor Co. Ltd., 4.81%, 09/17/30 (h)		200	185,790
TML Holdings Pte. Ltd., 4.35%, 06/09/26 (h)		200	192,688
			16,091,192
Banks — 9.8%
ABQ Finance Ltd., 3.13%, 09/24/24 (h)		200	198,526
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27 (h)		212	202,725
Agricultural Bank of China Ltd./New York, 1.25%, 01/19/26 (h)		200	188,024
Australia & New Zealand Banking Group Ltd., (5-year CMT + 1.70%), 2.57%, 11/25/35 (a)(b)(g)		5,445	4,470,517
Bangkok Bank PCL/Hong Kong (h)
4.45%, 09/19/28		200	193,442
(5-year CMT + 1.90%), 3.73%, 09/25/34 (a)		200	177,142
(5-year CMT + 4.73%), 5.00% (a)(j)		922	896,645
Bank Mandiri Persero Tbk PT, 5.50%, 04/04/26 (h)		200	199,625
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26 (h)		200	191,125
Bank of America Corp. (a)(g)
(1-day SOFR + 1.83%), 4.57%, 04/27/33		9,380	8,845,921
(1-day SOFR + 1.99%), 6.20%, 11/10/28		3,090	3,182,169
Bank of China Ltd./London, 0.97%, 11/02/24 (h)		200	196,870
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26 (h)		200	186,836
Bank of East Asia Ltd. (a)(h)
(1-year CMT + 2.30%), 6.63%, 03/13/27		250	250,927
(5-year CMT + 2.30%), 4.88%, 04/22/32		750	712,455
China CITIC Bank International Ltd., (5-year CMT + 1.65%), 6.00%, 12/05/33 (a)(h)		250	256,406
China Construction Bank Corp., (5-year CMT + 2.15%), 2.45%, 06/24/30 (a)(h)		200	193,986
Citigroup, Inc. (g)
6.68%, 09/13/43		4,125	4,496,752
(1-day SOFR + 2.66%), 6.17%, 05/25/34 (a)		2,740	2,786,553
Deutsche Bank AG/New York (a)(g)
(1-day SOFR + 1.87%), 2.13%, 11/24/26		3,260	3,093,751
(1-day SOFR + 2.51%), 6.82%, 11/20/29		3,975	4,133,949

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29 (h)	USD	200	$ 198,750
Freedom Mortgage Corp., 12.25%, 10/01/30 (b)		147	158,132
Goldman Sachs Group, Inc., (1-day SOFR + 1.85%), 3.62%, 03/15/28 (a)(g)		1,830	1,749,803
Industrial & Commercial Bank of China Ltd./Hong Kong, 2.95%, 06/01/25 (h)		200	195,600
Industrial & Commercial Bank of China Macau Ltd., (5-year CMT + 1.65%), 2.88%, 09/12/29 (a)(h)		200	198,863
Intesa Sanpaolo SpA, 5.71%, 01/15/26 (b)(g)		9,840	9,746,455
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33 (a)(g)		11,000	11,152,272
Kasikornbank PCL/Hong Kong, (5-year CMT + 1.70%), 3.34%, 10/02/31 (a)(h)		468	436,410
KeyCorp, (1-day SOFR Index + 2.42%), 6.40%, 03/06/35 (a)		1,995	2,022,607
Kookmin Bank, 5.25%, 05/08/29 (h)		200	202,146
Macquarie Bank Ltd., 6.80%, 01/18/33 (b)(g)		5,110	5,349,525
Metropolitan Bank & Trust Co. (h)
5.38%, 03/06/29		320	320,600
5.50%, 03/06/34		275	273,281
NongHyup Bank, 4.00%, 01/06/26 (h)		200	196,062
QNB Finance Ltd., 2.63%, 05/12/25 (h)		200	194,500
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26 (h)		200	187,875
SNB Funding Ltd., 2.75%, 10/02/24 (h)		200	198,546
Standard Chartered PLC, (1-year CMT + 2.10%), 6.10%, 01/11/35 (a)(h)		200	202,938
Toronto-Dominion Bank, 07/31/84 (a)(c)		8,570	8,548,575
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27 (a)(g)		9,310	9,375,206
UBS Group AG, (1-year CMT + 1.55%), 4.49%, 05/12/26 (a)(b)		2,585	2,554,514
UniCredit SpA, (5-year CMT + 4.75%), 5.46%, 06/30/35 (a)(b)		6,135	5,747,113
United Overseas Bank Ltd., 1.25%, 04/14/26 (h)		200	186,792
Wells Fargo & Co. (g)
5.61%, 01/15/44		4,119	3,951,399
(1-day SOFR + 1.51%), 3.53%, 03/24/28 (a)		4,075	3,886,929
Westpac Banking Corp., (1-day SOFR + 0.81%), 6.16%, 04/16/29 (a)		200	200,726
			102,489,965
Beverages (g) — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		6,170	5,688,491
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		5,000	5,037,382
			10,725,873
Biotechnology — 0.5%
Baxalta, Inc., 5.25%, 06/23/45 (g)		6,000	5,638,338
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.
3.60%, 11/28/24		200	198,318
2.70%, 02/09/41		200	135,254
LCM Investments Holdings II LLC (b)(g)
4.88%, 05/01/29		535	500,081
8.25%, 08/01/31		532	555,131
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (b)		222	219,322
Security		Par (000)	Value
Broadline Retail (continued)
Rakuten Group, Inc.
9.75%, 04/15/29 (b)	USD	522	$ 538,052
9.75%, 04/15/29 (h)		200	206,150
			2,352,308
Building Materials — 1.1%
Builders FirstSource, Inc., 6.38%, 03/01/34 (b)		274	271,263
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28 (b)(g)		336	329,413
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (b)
6.38%, 12/15/30	EUR	240	266,667
6.63%, 12/15/30 (g)	USD	4,324	4,357,736
07/15/31 (c)		321	325,013
Jeld-Wen, Inc., 4.63%, 12/15/25 (b)		163	160,106
Masterbrand, Inc., 7.00%, 07/15/32 (b)		202	204,283
New Enterprise Stone & Lime Co., Inc. (b)
5.25%, 07/15/28 (g)		163	153,892
9.75%, 07/15/28		28	28,466
Smyrna Ready Mix Concrete LLC (b)
6.00%, 11/01/28 (g)		1,146	1,119,602
8.88%, 11/15/31		1,013	1,074,718
Standard Industries, Inc.
2.25%, 11/21/26 (h)	EUR	156	157,788
5.00%, 02/15/27 (b)	USD	412	400,490
4.38%, 07/15/30 (b)		1,443	1,303,775
3.38%, 01/15/31 (b)		393	331,114
Summit Materials LLC/Summit Materials Finance Corp. (b)
5.25%, 01/15/29		90	86,690
7.25%, 01/15/31 (g)		659	682,496
			11,253,512
Building Products — 0.7%
Beacon Roofing Supply, Inc. (b)
4.13%, 05/15/29		23	20,952
6.50%, 08/01/30		265	267,387
Lowe ’ s Cos., Inc., 5.63%, 04/15/53 (g)		4,345	4,207,130
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (b)		113	111,026
White Cap Buyer LLC, 6.88%, 10/15/28 (b)		2,338	2,255,915
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26 (b)(g)(i)		290	290,007
			7,152,417
Capital Markets — 1.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29 (b)		4,525	4,547,554
Aretec Group, Inc., 10.00%, 08/15/30 (b)		140	152,262
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (b)(g)		447	423,967
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		788	781,778
5.25%, 05/15/27 (g)		2,860	2,684,462
9.75%, 01/15/29 (b)		426	441,335
4.38%, 02/01/29 (g)		374	319,786
9.00%, 06/15/30 (b)		282	280,577
State Street Corp., (1-day SOFR + 1.72%), 5.82%, 11/04/28 (a)(g)		2,925	2,984,258
			12,615,979
Chemicals — 2.6%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (b)		384	398,763
Axalta Coating Systems LLC, 3.38%, 02/15/29 (b)(g)		940	841,001
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (b)	USD	305	$ 296,559
Bluestar Finance Holdings Ltd., 3.38%, 07/16/24 (h)		200	199,800
Chemours Co.
5.38%, 05/15/27		328	311,344
5.75%, 11/15/28 (b)		365	336,985
4.63%, 11/15/29 (b)		348	299,628
CNAC HK Finbridge Co. Ltd., 2.00%, 09/22/25 (h)		300	286,969
DuPont de Nemours, Inc., 5.42%, 11/15/48 (g)		7,500	7,768,775
Element Solutions, Inc., 3.88%, 09/01/28 (b)		3,039	2,792,871
GC Treasury Center Co. Ltd., 2.98%, 03/18/31 (h)		200	168,875
Herens Holdco SARL, 4.75%, 05/15/28 (b)		200	173,488
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (b)(g)		445	448,524
Ingevity Corp., 3.88%, 11/01/28 (b)		100	90,730
LG Chem Ltd., 2.38%, 07/07/31 (h)		200	165,125
LYB Finance Co. BV, 8.10%, 03/15/27 (b)		6,000	6,347,096
Olympus Water U.S. Holding Corp. (b)
9.75%, 11/15/28 (g)		1,466	1,550,985
7.25%, 06/15/31		853	847,891
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)		1,061	960,855
UPL Corp. Ltd., (5-year CMT + 3.87%), 5.25% (a)(h)(j)		500	360,156
WR Grace Holdings LLC (b)
4.88%, 06/15/27		224	216,010
5.63%, 08/15/29 (g)		2,575	2,373,366
7.38%, 03/01/31		373	378,022
			27,613,818
Commercial Services & Supplies — 3.6%
ADT Security Corp. (b)
4.13%, 08/01/29		91	83,922
4.88%, 07/15/32		518	475,680
AerCap Global Aviation Trust, (3-mo. CME Term SOFR + 4.56%), 6.50%, 06/15/45 (a)(b)(g)		5,000	4,988,466
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)		1,579	1,583,109
Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)(g)
6.63%, 07/15/26		176	175,467
9.75%, 07/15/27		958	952,152
6.00%, 06/01/29		200	175,077
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28 (b)		2,588	2,358,949
APX Group, Inc., 5.75%, 07/15/29 (b)(g)		555	532,484
Block, Inc.
2.75%, 06/01/26		1,258	1,188,303
3.50%, 06/01/31		189	163,042
6.50%, 05/15/32 (b)(g)		2,991	3,031,050
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)		1,442	1,503,504
Brink ’ s Co. (b)
6.50%, 06/15/29		225	227,359
6.75%, 06/15/32		340	342,495
CMHI Finance BVI Co. Ltd., (5-year CMT + 6.62%), 3.88% (a)(h)(j)		200	194,250
Fortress Transportation and Infrastructure Investors LLC (b)
5.50%, 05/01/28 (g)		1,306	1,266,227
7.88%, 12/01/30		967	1,011,607
7.00%, 05/01/31		1,437	1,468,123
7.00%, 06/15/32		903	915,774
Garda World Security Corp. (b)
4.63%, 02/15/27		194	185,379
9.50%, 11/01/27		165	165,763
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Garda World Security Corp. (b) (continued)
7.75%, 02/15/28	USD	860	$ 875,899
6.00%, 06/01/29		148	135,024
Global Payments, Inc., 5.95%, 08/15/52 (g)		4,547	4,380,122
Herc Holdings, Inc. (b)
5.50%, 07/15/27 (g)		1,057	1,040,459
6.63%, 06/15/29		395	400,539
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (b)		310	289,009
NESCO Holdings II, Inc., 5.50%, 04/15/29 (b)		121	112,073
Prime Security Services Borrower LLC/Prime Finance, Inc. (b)
5.75%, 04/15/26		19	18,856
6.25%, 01/15/28 (g)		879	866,187
Service Corp. International
5.13%, 06/01/29		468	454,741
3.38%, 08/15/30		1,318	1,147,050
4.00%, 05/15/31		364	324,170
Shanghai Port Group BVI Development 2 Co. Ltd., 1.50%, 07/13/25 (h)		200	191,875
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26 (b)		665	643,892
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (b)(g)		882	656,364
United Rentals North America, Inc., 6.13%, 03/15/34 (b)		255	254,070
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)		867	895,431
Williams Scotsman, Inc. (b)
6.13%, 06/15/25		823	821,621
4.63%, 08/15/28		269	254,360
6.63%, 06/15/29		278	280,200
7.38%, 10/01/31		589	606,145
			37,636,269
Communications Equipment (b) — 0.0%
CommScope, Inc., 4.75%, 09/01/29		284	196,616
Viavi Solutions, Inc., 3.75%, 10/01/29		227	191,715
			388,331
Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)		2,257	2,439,127
Dycom Industries, Inc., 4.50%, 04/15/29 (b)		26	24,331
Pike Corp., 8.63%, 01/31/31 (b)		126	133,474
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31 (h)		200	165,750
			2,762,682
Construction Materials (b) — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		24	21,468
Gates Corp., 6.88%, 07/01/29		419	426,307
H&E Equipment Services, Inc., 3.88%, 12/15/28 (g)		132	119,099
Resideo Funding, Inc., 4.00%, 09/01/29		97	85,493
Velocity Vehicle Group LLC, 8.00%, 06/01/29		184	189,253
			841,620
Consumer Finance — 0.5%
Bread Financial Holdings, Inc., 9.75%, 03/15/29 (b)		198	208,002
China Ping An Insurance Overseas Holdings Ltd., 6.13%, 05/16/34 (h)		200	202,750
Hyundai Card Co. Ltd., 5.75%, 04/24/29 (h)		345	346,739
KB Kookmin Card Co. Ltd., 4.00%, 06/09/25 (h)		200	197,092
Muthoot Finance Ltd., 7.13%, 02/14/28 (h)		275	277,836
Navient Corp.
5.50%, 03/15/29 (g)		480	438,249
9.38%, 07/25/30		414	435,310

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp.
6.63%, 01/15/28 (g)	USD	295	$ 296,046
9.00%, 01/15/29 (g)		573	604,528
5.38%, 11/15/29 (g)		1,090	1,022,262
7.88%, 03/15/30		532	548,522
4.00%, 09/15/30		109	93,548
7.50%, 05/15/31		154	155,829
Shinhan Card Co. Ltd., 1.38%, 10/19/25 (h)		200	189,313
SLM Corp., 3.13%, 11/02/26		347	323,220
			5,339,246
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (b)
3.25%, 03/15/26		1,147	1,101,808
4.63%, 01/15/27		1,961	1,894,165
5.88%, 02/15/28		898	887,573
6.50%, 02/15/28		118	118,559
3.50%, 03/15/29		158	142,128
4.88%, 02/15/30 (g)		264	249,480
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 (b)		685	663,767
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (h)		200	168,732
CK Hutchison International 23 Ltd. (h)
4.75%, 04/21/28		400	394,684
4.88%, 04/21/33		400	386,472
CK Hutchison International 24 Ltd., 5.50%, 04/26/34 (h)		200	199,858
General Mills, Inc. (g)
5.24%, 11/18/25		935	931,516
4.20%, 04/17/28		620	600,523
Kraft Heinz Foods Co.
4.25%, 03/01/31		68	64,480
5.00%, 07/15/35 (g)		214	207,607
7.13%, 08/01/39 (b)(g)		4,415	4,971,940
4.63%, 10/01/39		100	88,580
5.00%, 06/04/42		12	10,850
4.38%, 06/01/46		158	128,498
5.50%, 06/01/50 (g)		2,825	2,702,629
Lamb Weston Holdings, Inc. (b)
4.88%, 05/15/28		460	445,492
4.13%, 01/31/30 (g)		515	467,673
4.38%, 01/31/32 (g)		643	573,472
Performance Food Group, Inc., 4.25%, 08/01/29 (b)		851	774,758
Post Holdings, Inc. (b)
4.63%, 04/15/30 (g)		434	398,810
4.50%, 09/15/31		72	64,537
6.25%, 02/15/32		388	388,504
U.S. Foods, Inc. (b)
6.88%, 09/15/28		132	134,959
4.75%, 02/15/29 (g)		595	564,346
4.63%, 06/01/30		67	62,247
7.25%, 01/15/32 (g)		338	350,774
United Natural Foods, Inc., 6.75%, 10/15/28 (b)		123	111,040
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30 (g)		52	43,530
Walmart, Inc., 5.25%, 09/01/35 (g)		5,150	5,287,808
			25,581,799
Containers & Packaging — 1.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
6.00%, 06/15/27		509	500,155
Security		Par (000)	Value
Containers & Packaging (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b) (continued)
3.25%, 09/01/28	USD	200	$ 175,720
4.00%, 09/01/29 (g)		2,400	2,031,013
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26 (h)	EUR	304	269,900
4.13%, 08/15/26 (b)	USD	700	607,577
Ball Corp., 3.13%, 09/15/31 (g)		234	197,911
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25 (b)		228	218,691
Clydesdale Acquisition Holdings, Inc. (b)
6.63%, 04/15/29		287	282,073
8.75%, 04/15/30 (g)		1,046	1,023,673
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		224	215,835
LABL, Inc. (b)
6.75%, 07/15/26		97	95,788
5.88%, 11/01/28		438	399,393
9.50%, 11/01/28		710	715,593
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/27 (g)		5,124	5,226,435
9.25%, 04/15/27		102	102,065
OI European Group BV, 6.25%, 05/15/28 (b)	EUR	175	193,742
Owens-Brockway Glass Container, Inc. (b)
6.63%, 05/13/27	USD	59	58,880
7.25%, 05/15/31 (g)		264	263,542
Sealed Air Corp. (b)
4.00%, 12/01/27		109	102,441
5.00%, 04/15/29		86	81,848
6.50%, 07/15/32		268	266,496
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28 (b)		121	120,708
Trivium Packaging Finance BV, 5.50%, 08/15/26 (b)		1,000	979,787
			14,129,266
Diversified Consumer Services (b) — 0.1%
Match Group Holdings II LLC
4.13%, 08/01/30		383	338,871
3.63%, 10/01/31 (g)		217	183,805
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25		447	386,537
			909,213
Diversified REITs — 2.0%
American Tower Corp., 3.60%, 01/15/28 (g)		4,000	3,774,397
Crown Castle, Inc., 3.65%, 09/01/27 (g)		8,000	7,602,437
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (b)		197	172,599
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32 (g)		725	609,248
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (b)		292	303,574
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)		534	487,777
SBA Communications Corp.
3.13%, 02/01/29 (g)		3,003	2,677,317
3.88%, 02/15/27		30	28,591
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC (b)
10.50%, 02/15/28 (g)		2,385	2,335,588
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC (b) (continued)
10.50%, 02/15/28	USD	418	$ 409,340
VICI Properties LP, 5.13%, 05/15/32		3,155	3,005,881
			21,406,749
Diversified Telecommunication Services — 8.4%
Altice Financing SA (b)
9.63%, 07/15/27		491	449,901
5.75%, 08/15/29		1,080	784,142
Altice France SA/France (b)
5.13%, 01/15/29		1,546	1,008,759
5.13%, 07/15/29		1,196	786,491
AT&T, Inc.
4.65%, 06/01/44		28	23,927
4.35%, 06/15/45		95	78,779
3.50%, 09/15/53 (g)		15,960	10,834,251
Cablevision Lightpath LLC (b)
3.88%, 09/15/27		368	325,368
5.63%, 09/15/28		540	435,413
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26 (b)(g)		800	772,121
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd/Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27 (i)		665	655,887
Frontier Communications Holdings LLC (b)
5.88%, 10/15/27		68	66,389
5.00%, 05/01/28 (g)		640	602,940
8.75%, 05/15/30 (g)		3,345	3,446,830
8.63%, 03/15/31		395	406,900
GCI LLC, 4.75%, 10/15/28 (b)		160	146,045
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20% (a)(h)(j)		700	672,656
HKT Capital No. 4 Ltd., 3.00%, 07/14/26 (h)		200	190,500
Iliad Holding SASU (b)
6.50%, 10/15/26		719	715,815
7.00%, 10/15/28 (g)		735	728,847
8.50%, 04/15/31		1,185	1,199,858
Level 3 Financing, Inc. (b)
10.50%, 04/15/29		1,205	1,201,988
4.88%, 06/15/29		882	502,799
11.00%, 11/15/29 (g)		1,874	1,917,388
10.50%, 05/15/30 (g)		2,491	2,467,122
10.75%, 12/15/30		83	82,793
Lumen Technologies, Inc. (b)
4.13%, 04/15/29		370	240,638
4.13%, 04/15/30		370	231,396
Network i2i Ltd., (5-year CMT + 4.27%), 5.65% (a)(h)(j)		695	687,703
Sprint Capital Corp. (g)
6.88%, 11/15/28		3,063	3,247,092
8.75%, 03/15/32		2,041	2,454,940
Sprint LLC, 7.63%, 03/01/26		1,096	1,126,228
Telecom Italia Capital SA, 6.00%, 09/30/34 (b)		840	813,242
Telefonica Emisiones SA, 5.21%, 03/08/47 (g)		5,000	4,416,248
T-Mobile U.S., Inc.
4.75%, 02/01/28 (g)		1,013	997,534
2.63%, 02/15/29		438	392,305
3.38%, 04/15/29 (g)		676	624,268
2.88%, 02/15/31 (g)		235	203,794
3.50%, 04/15/31 (g)		990	889,432
5.05%, 07/15/33 (g)		2,000	1,956,616
Verizon Communications, Inc. (g)
6.40%, 09/15/33		9,475	10,282,662
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (g) (continued)
6.55%, 09/15/43	USD	13,225	$ 14,517,814
5.01%, 04/15/49		6,998	6,761,589
Vmed O2 U.K. Financing I PLC (b)
4.75%, 07/15/31		934	787,713
7.75%, 04/15/32		276	269,222
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (b)		197	185,583
Zayo Group Holdings, Inc. (b)
4.00%, 03/01/27 (g)		7,102	5,679,937
6.13%, 03/01/28		990	662,859
			87,932,724
Electric Utilities — 4.7%
Abu Dhabi National Energy Co. PJSC, 4.38%, 04/23/25 (h)		200	197,875
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 1.60%, 01/20/26 (h)		200	188,938
Clearway Energy Operating LLC (b)
4.75%, 03/15/28		592	565,671
3.75%, 01/15/32		307	261,014
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27 (h)		200	205,625
Edison International, Series A, (5-year CMT + 4.70%), 5.38% (a)(j)		217	211,390
Emera, Inc., Series 16-A, (3-mo. LIBOR US + 5.44%), 6.75%, 06/15/76 (a)		7,500	7,443,323
FirstEnergy Corp.
4.00%, 05/01/26 (k)		905	895,045
2.65%, 03/01/30		73	63,455
JERA Co., Inc., 3.67%, 04/14/27 (h)		200	191,245
Korea Western Power Co. Ltd., 4.13%, 06/28/25 (h)		200	197,250
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 (h)		155	155,029
Minejesa Capital BV, 4.63%, 08/10/30 (h)		186	178,173
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (h)		510	485,791
NextEra Energy Capital Holdings, Inc., (3-mo. LIBOR US + 2.41%), 4.80%, 12/01/77 (a)(g)		5,000	4,610,203
NextEra Energy Operating Partners LP (b)
4.25%, 07/15/24		712	710,879
4.25%, 09/15/24		26	25,708
3.88%, 10/15/26		92	87,486
7.25%, 01/15/29		239	245,087
NRG Energy, Inc., 6.63%, 01/15/27		618	616,767
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42 (g)		2,750	2,649,527
Pacific Gas and Electric Co.
6.95%, 03/15/34		1,020	1,098,259
4.20%, 06/01/41 (g)		2,310	1,809,484
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28 (b)		542	501,684
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 06/30/30 (h)		350	302,386
PG&E Corp.
4.25%, 12/01/27 (b)(k)		319	321,711
5.25%, 07/01/30		226	215,836
Progress Energy, Inc., 7.00%, 10/30/31 (g)		12,000	13,023,010
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (h)		550	500,672
Sempra, (5-year CMT + 4.55%), 4.88% (a)(j)		4,375	4,291,069
Southern California Edison Co., 5.88%, 12/01/53 (g)		4,000	3,990,238
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (h)		200	182,813
State Grid Overseas Investment BVI Ltd. (h)
1.00%, 08/05/25		200	190,702
3.50%, 05/04/27		200	192,274

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Talen Energy Supply LLC, 8.63%, 06/01/30 (b)	USD	202	$ 215,377
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26 (h)		200	192,812
TransAlta Corp., 7.75%, 11/15/29		72	75,133
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(b)(j)		247	249,100
Vistra Operations Co. LLC (b)
5.50%, 09/01/26		23	22,682
5.63%, 02/15/27		812	798,392
5.00%, 07/31/27		23	22,249
7.75%, 10/15/31		718	747,719
6.88%, 04/15/32		556	564,436
			49,693,519
Electrical Equipment (b) — 0.2%
WESCO Distribution, Inc.
7.25%, 06/15/28 (g)		1,043	1,061,710
6.38%, 03/15/29		189	189,683
6.63%, 03/15/32		315	318,315
			1,569,708
Electronic Equipment, Instruments & Components (b) — 0.4%
Coherent Corp., 5.00%, 12/15/29 (g)		687	650,160
EquipmentShare.com, Inc., 8.63%, 05/15/32		114	118,209
Imola Merger Corp., 4.75%, 05/15/29 (g)		573	535,664
Sensata Technologies BV, 4.00%, 04/15/29		207	190,047
Sensata Technologies, Inc.
4.38%, 02/15/30		2,150	1,974,563
3.75%, 02/15/31 (g)		416	362,585
6.63%, 07/15/32		612	616,378
Zebra Technologies Corp., 6.50%, 06/01/32		166	167,869
			4,615,475
Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp. (b)
6.88%, 04/01/27		1,154	1,158,599
6.25%, 04/01/28		98	97,058
Kodiak Gas Services LLC, 7.25%, 02/15/29 (b)(g)		757	775,983
Oceaneering International, Inc., 6.00%, 02/01/28		101	99,845
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		473	473,886
7.13%, 03/15/29 (b)		611	615,648
Weatherford International Ltd., 8.63%, 04/30/30 (b)(g)		761	788,576
			4,009,595
Entertainment — 0.8%
Boyne USA, Inc., 4.75%, 05/15/29 (b)		611	570,124
Live Nation Entertainment, Inc. (b)
4.88%, 11/01/24		136	135,436
6.50%, 05/15/27 (g)		2,284	2,297,078
4.75%, 10/15/27 (g)		580	555,829
3.75%, 01/15/28		155	143,976
Motion Bondco DAC, 6.63%, 11/15/27 (b)		200	193,715
Netflix, Inc.
3.63%, 06/15/25 (b)		210	206,198
5.88%, 11/15/28 (g)		1,698	1,749,481
5.38%, 11/15/29 (b)(g)		2,007	2,026,595
4.88%, 06/15/30 (b)		461	453,751
Playtika Holding Corp., 4.25%, 03/15/29 (b)		114	100,030
			8,432,213
Security		Par (000)	Value
Environmental, Maintenance & Security Service — 0.7%
Clean Harbors, Inc. (b)
5.13%, 07/15/29	USD	1,142	$ 1,096,969
6.38%, 02/01/31		100	100,260
Covanta Holding Corp.
4.88%, 12/01/29 (b)(g)		142	129,607
5.00%, 09/01/30		282	254,876
GFL Environmental, Inc. (b)
3.75%, 08/01/25 (g)		443	439,021
4.00%, 08/01/28		36	33,459
3.50%, 09/01/28		376	346,623
4.75%, 06/15/29 (g)		558	526,620
4.38%, 08/15/29		629	579,665
6.75%, 01/15/31		604	616,191
Madison IAQ LLC, 5.88%, 06/30/29 (b)(g)		884	822,473
Waste Pro USA, Inc., 5.50%, 02/15/26 (b)		1,975	1,947,759
			6,893,523
Financial Services — 1.2%
BOC Aviation Ltd., 1.75%, 01/21/26 (h)		200	189,084
BOC Aviation USA Corp., 5.25%, 01/14/30 (h)		200	199,040
China Cinda 2020 I Management Ltd. (h)
3.25%, 01/28/27		200	188,274
3.00%, 03/18/27		200	186,444
CITIC Ltd., 3.70%, 06/14/26 (h)		200	193,772
CMB International Leasing Management Ltd. (h)
1.88%, 08/12/25		200	191,920
(1-day SOFR + 0.76%), 6.13%, 06/04/27 (a)		200	200,142
Far East Horizon Ltd., 6.63%, 04/16/27 (h)		290	290,853
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29		546	545,648
9.13%, 05/15/31		377	366,859
GGAM Finance Ltd. (b)
7.75%, 05/15/26		66	67,348
8.00%, 02/15/27		307	317,107
8.00%, 06/15/28		202	212,756
6.88%, 04/15/29		462	470,085
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24 (b)(i)		350	338,265
Huarong Finance II Co. Ltd., 4.63%, 06/03/26 (h)		200	192,500
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25 (h)		200	191,482
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (b)		475	438,173
JIC Zhixin Ltd., 3.50%, 11/24/27 (h)		200	190,286
Kodit Global Co. Ltd., Series 2023, Class 1, 4.95%, 05/25/26 (h)		200	198,498
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (b)
4.75%, 06/15/29		398	367,655
07/15/31 (c)		319	321,791
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29 (b)		388	344,513
Macquarie Airfinance Holdings Ltd. (b)
6.40%, 03/26/29		90	91,522
8.13%, 03/30/29		301	318,216
6.50%, 03/26/31		230	236,512
Manappuram Finance Ltd., 7.38%, 05/12/28 (h)		200	197,750
Nationstar Mortgage Holdings, Inc. (b)
5.00%, 02/01/26		2,402	2,350,989
6.00%, 01/15/27		244	241,399
5.13%, 12/15/30		113	103,620
5.75%, 11/15/31		436	409,803
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29		401	413,504
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
PennyMac Financial Services, Inc. (b) (continued)
7.13%, 11/15/30	USD	396	$ 394,780
Power Finance Corp. Ltd., 3.75%, 12/06/27 (h)		200	188,750
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
2.88%, 10/15/26 (g)		1,095	1,022,606
3.88%, 03/01/31 (g)		545	474,958
4.00%, 10/15/33		116	97,752
			12,744,656
Food Products — 0.4%
Aramark International Finance SARL, 3.13%, 04/01/25 (h)	EUR	200	211,780
Aramark Services, Inc., 5.00%, 02/01/28 (b)(g)	USD	552	533,852
B&G Foods, Inc., 09/15/28 (b)(c)		127	129,061
Chobani LLC/Chobani Finance Corp., Inc. (b)
4.63%, 11/15/28		675	637,476
7.63%, 07/01/29		1,660	1,709,644
Darling Global Finance BV, 3.63%, 05/15/26 (h)	EUR	100	105,866
Darling Ingredients, Inc., 6.00%, 06/15/30 (b)(g)	USD	714	702,052
Fiesta Purchaser, Inc., 7.88%, 03/01/31 (b)		210	216,990
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29 (b)		275	241,824
			4,488,545
Gas Utilities (b) — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28		453	464,983
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		237	213,428
			678,411
Ground Transportation — 2.3%
BNSF Funding Trust I, (3-mo. LIBOR US + 2.35%), 6.61%, 12/15/55 (a)(g)		6,125	6,120,343
Brightline East LLC, 11.00%, 01/31/30 (b)		311	283,590
CSX Corp., 3.80%, 04/15/50 (g)		770	587,748
Genesee & Wyoming, Inc., 6.25%, 04/15/32 (b)		625	622,659
GN Bondco LLC, 9.50%, 10/15/31 (b)(g)		218	203,193
Norfolk Southern Corp., 6.00%, 03/15/2105		12,700	12,078,638
SF Holding Investment 2021 Ltd., 2.38%, 11/17/26 (h)		200	185,921
Uber Technologies, Inc. (b)(g)
8.00%, 11/01/26		514	518,458
7.50%, 09/15/27		1,023	1,043,070
6.25%, 01/15/28		1,847	1,849,170
4.50%, 08/15/29		803	765,090
			24,257,880
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc.
2.63%, 11/01/25 (h)	EUR	300	314,085
4.63%, 07/15/28 (b)(g)	USD	2,191	2,084,953
3.88%, 11/01/29 (b)		395	359,198
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 (b)		1,975	2,021,906
Medline Borrower LP (b)
3.88%, 04/01/29		362	333,369
5.25%, 10/01/29 (g)		2,905	2,772,320
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29 (b)		783	791,862
Medtronic, Inc., 4.63%, 03/15/45 (g)		647	584,362
Neogen Food Safety Corp., 8.63%, 07/20/30 (b)		328	354,106
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Sotera Health Holdings LLC, 7.38%, 06/01/31 (b)	USD	279	$ 279,414
Teleflex, Inc., 4.25%, 06/01/28 (b)(g)		637	600,290
			10,495,865
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29 (b)		52	49,415
Aetna, Inc., 3.88%, 08/15/47 (g)		3,500	2,541,272
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)		609	578,121
Catalent Pharma Solutions, Inc. (b)
5.00%, 07/15/27		900	882,501
3.13%, 02/15/29		338	323,494
3.50%, 04/01/30		289	276,656
Charles River Laboratories International, Inc., 4.00%, 03/15/31 (b)		68	60,649
CHS/Community Health Systems, Inc. (b)
5.63%, 03/15/27 (g)		690	642,533
6.00%, 01/15/29 (g)		1,469	1,296,403
5.25%, 05/15/30 (g)		993	818,721
4.75%, 02/15/31 (g)		479	376,604
10.88%, 01/15/32		812	845,119
Concentra Escrow Issuer Corp., 07/15/32 (b)(c)		355	359,672
Elevance Health, Inc., 4.55%, 03/01/48 (g)		5,000	4,251,822
Encompass Health Corp.
4.75%, 02/01/30 (g)		795	743,879
4.63%, 04/01/31		409	375,348
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)(g)		289	287,147
HCA, Inc.
5.38%, 09/01/26		359	358,105
5.63%, 09/01/28 (g)		833	840,430
5.25%, 06/15/49 (g)		3,500	3,119,515
HealthEquity, Inc., 4.50%, 10/01/29 (b)		1,134	1,059,928
IQVIA, Inc. (b)
5.00%, 10/15/26		354	347,335
5.00%, 05/15/27 (g)		200	195,141
6.50%, 05/15/30		314	318,722
LifePoint Health, Inc. (b)
9.88%, 08/15/30 (g)		440	469,227
11.00%, 10/15/30 (g)		741	816,410
10.00%, 06/01/32		390	398,741
Molina Healthcare, Inc. (b)
4.38%, 06/15/28 (g)		659	620,274
3.88%, 11/15/30		491	436,501
3.88%, 05/15/32 (g)		198	171,566
Star Parent, Inc., 9.00%, 10/01/30 (b)		1,128	1,184,283
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)(g)		897	906,091
Tenet Healthcare Corp.
6.13%, 06/15/30		243	241,359
6.75%, 05/15/31		3,342	3,392,172
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)(g)		357	351,570
UnitedHealth Group, Inc., 6.88%, 02/15/38 (g)		10,000	11,456,239
			41,392,965
Health Care REITs — 0.2%
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	100	108,340
5.25%, 08/01/26	USD	78	70,882
5.00%, 10/15/27		62	51,206
4.63%, 08/01/29 (g)		278	201,776
3.50%, 03/15/31		1,689	1,100,579
			1,532,783
Health Care Technology — 0.3%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)(g)		3,280	3,019,893

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotel & Resort REITs — 0.6%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)	USD	315	$ 318,756
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		30	28,883
7.25%, 07/15/28 (b)		485	501,527
4.50%, 02/15/29 (b)(g)		1,704	1,598,027
6.50%, 04/01/32 (b)		1,132	1,132,082
RLJ Lodging Trust LP, 4.00%, 09/15/29 (b)		199	175,763
Service Properties Trust
8.63%, 11/15/31 (b)		1,619	1,687,506
8.88%, 06/15/32		625	582,959
			6,025,503
Hotels, Restaurants & Leisure — 5.1%
Boyd Gaming Corp.
4.75%, 12/01/27		118	113,572
4.75%, 06/15/31 (b)(g)		644	583,661
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b)
3.88%, 01/15/28		1,128	1,056,479
4.38%, 01/15/28		2,509	2,366,423
4.00%, 10/15/30		176	154,933
Caesars Entertainment, Inc. (b)
8.13%, 07/01/27 (g)		2,241	2,286,564
4.63%, 10/15/29 (g)		1,205	1,104,709
7.00%, 02/15/30 (g)		2,875	2,937,333
6.50%, 02/15/32		961	965,713
Carnival Corp. (b)
7.63%, 03/01/26		273	275,699
5.75%, 03/01/27		1,011	998,790
4.00%, 08/01/28		325	304,992
6.00%, 05/01/29		1,470	1,452,095
7.00%, 08/15/29		122	126,464
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (b)		3,899	4,220,994
Champion Path Holdings Ltd. (h)
4.50%, 01/27/26		500	479,531
4.85%, 01/27/28		500	456,250
Churchill Downs, Inc. (b)
5.50%, 04/01/27		1,407	1,384,354
4.75%, 01/15/28		730	697,255
5.75%, 04/01/30		1,506	1,462,830
6.75%, 05/01/31		554	556,999
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)
4.63%, 01/15/29		821	747,653
6.75%, 01/15/30 (g)		228	200,220
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29 (b)		224	225,418
Fortune Star BVI Ltd. (h)
5.95%, 10/19/25		269	258,240
5.00%, 05/18/26		344	320,565
3.95%, 10/02/26	EUR	200	193,476
Haidilao International Holding Ltd., 2.15%, 01/14/26 (h)	USD	200	189,000
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29 (b)		259	237,493
4.88%, 01/15/30 (g)		833	799,492
4.00%, 05/01/31 (b)		248	221,986
3.63%, 02/15/32 (b)		12	10,385
6.13%, 04/01/32 (b)(g)		291	292,412
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32 (b)		332	333,554
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.
3.50%, 08/18/26	USD	96	$ 91,597
3.90%, 08/08/29		88	80,494
Life Time, Inc. (b)
5.75%, 01/15/26		256	254,872
8.00%, 04/15/26		254	256,988
Light & Wonder International, Inc. (b)
7.00%, 05/15/28		451	453,330
7.25%, 11/15/29		218	222,644
7.50%, 09/01/31		655	676,759
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28 (b)		17	17,477
Lindblad Expeditions LLC, 6.75%, 02/15/27 (b)		245	241,926
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)		401	377,570
Marriott International, Inc., Series EE, 5.75%, 05/01/25 (g)		1,295	1,295,971
McDonald ’ s Corp., 4.20%, 04/01/50		480	382,616
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (h)		400	392,000
4.88%, 06/06/25 (b)		200	196,000
5.75%, 07/21/28 (h)		300	280,500
5.38%, 12/04/29 (b)		586	526,225
7.63%, 04/17/32 (b)		376	373,180
7.63%, 04/17/32 (h)		200	198,500
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31 (b)		423	430,977
Merlin Entertainments Ltd., 5.75%, 06/15/26 (b)		440	433,490
MGM China Holdings Ltd.
5.88%, 05/15/26 (h)		200	197,688
4.75%, 02/01/27 (b)		200	190,600
7.13%, 06/26/31 (b)		200	201,020
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (b)		313	291,557
NCL Corp. Ltd. (b)
5.88%, 03/15/26		124	122,589
8.38%, 02/01/28		206	215,258
8.13%, 01/15/29		171	179,166
7.75%, 02/15/29 (g)		294	305,672
NCL Finance Ltd., 6.13%, 03/15/28 (b)(g)		530	523,393
Ontario Gaming GTA LP, 8.00%, 08/01/30 (b)		236	242,195
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (b)
5.63%, 09/01/29		242	174,034
5.88%, 09/01/31		242	164,580
Raising Cane ’ s Restaurants LLC, 9.38%, 05/01/29 (b)		195	210,607
Royal Caribbean Cruises Ltd. (b)
4.25%, 07/01/26		200	193,559
5.38%, 07/15/27		378	372,187
5.50%, 04/01/28		162	159,933
9.25%, 01/15/29 (g)		305	325,607
7.25%, 01/15/30		263	272,314
6.25%, 03/15/32 (g)		468	471,932
Sabre GLBL, Inc. (b)
8.63%, 06/01/27 (g)		489	450,499
11.25%, 12/15/27		73	70,962
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30 (b)		410	399,675
Six Flags Entertainment Corp., 7.25%, 05/15/31 (b)(g)		1,423	1,448,773
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32 (b)(g)		1,139	1,157,493
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 (b)(l)		224	224,704
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC (b)
4.63%, 12/01/31	USD	976	$ 869,912
6.63%, 03/15/32		261	259,718
Studio City Co. Ltd., 7.00%, 02/15/27 (h)		200	199,687
Studio City Finance Ltd. (h)
6.50%, 01/15/28		300	285,375
5.00%, 01/15/29		530	466,566
Sunny Express Enterprises Corp., 2.95%, 03/01/27 (h)		200	189,375
Vail Resorts, Inc., 6.50%, 05/15/32 (b)(g)		518	524,194
Viking Cruises Ltd. (b)
5.88%, 09/15/27 (g)		350	346,379
7.00%, 02/15/29		74	74,394
9.13%, 07/15/31		1,253	1,357,080
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		283	276,649
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (b)		3	2,926
Wynn Macau Ltd.
4.88%, 10/01/24 (h)		200	199,092
5.50%, 01/15/26 (h)		230	225,189
5.50%, 01/15/26 (b)		200	195,817
5.63%, 08/26/28 (b)		1,501	1,404,936
5.13%, 12/15/29 (b)		614	554,711
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
5.13%, 10/01/29		1,337	1,271,572
7.13%, 02/15/31 (g)		700	725,847
			53,194,066
Household Durables — 0.4%
Beazer Homes USA, Inc., 7.50%, 03/15/31 (b)		129	128,731
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30 (b)		699	625,239
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25 (b)(g)		225	223,572
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)		168	172,018
Empire Communities Corp., 9.75%, 05/01/29 (b)		111	112,942
Lennar Corp., 5.25%, 06/01/26 (g)		890	887,484
LGI Homes, Inc., 8.75%, 12/15/28 (b)		183	190,614
Mattamy Group Corp., 4.63%, 03/01/30 (b)		427	394,706
Meritage Homes Corp., 1.75%, 05/15/28 (b)(k)		36	35,748
New Home Co., Inc., 9.25%, 10/01/29 (b)		324	324,791
PulteGroup, Inc.
5.00%, 01/15/27		55	54,577
7.88%, 06/15/32		56	64,056
Scotts Miracle-Gro Co.
4.50%, 10/15/29		45	41,133
4.00%, 04/01/31		250	215,694
4.38%, 02/01/32		187	161,097
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		171	178,473
Tempur Sealy International, Inc. (b)
4.00%, 04/15/29		563	507,722
3.88%, 10/15/31		9	7,523
Toll Brothers Finance Corp., 4.35%, 02/15/28		35	33,802
			4,359,922
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		80	77,807
4.13%, 10/15/30 (g)		246	219,242
Kronos Acquisition Holdings, Inc., 06/30/31 (b)(c)		83	83,083
Spectrum Brands, Inc., 3.88%, 03/15/31 (b)		20	16,714
			396,846
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.6%
Alexander Funding Trust II, 7.47%, 07/31/28 (b)	USD	520	$ 550,238
Calpine Corp. (b)
5.25%, 06/01/26		379	374,804
5.13%, 03/15/28 (g)		2,807	2,699,628
5.00%, 02/01/31		136	126,928
Greenko Dutch BV, 3.85%, 03/29/26 (h)		734	692,432
India Green Power Holdings, 4.00%, 02/22/27 (h)		653	607,987
NextEra Energy Partners LP (b)(k)
0.00%, 11/15/25 (m)		424	382,872
2.50%, 06/15/26		284	259,151
ReNew Pvt Ltd., 5.88%, 03/05/27 (h)		200	193,706
			5,887,746
Insurance — 5.7%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30 (b)		385	385,267
AIA Group Ltd., (5-year CMT + 1.76%), 2.70% (a)(h)(j)		200	187,875
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer (b)
4.25%, 10/15/27		41	38,390
6.75%, 10/15/27 (g)		2,734	2,696,707
6.75%, 04/15/28 (g)		961	962,525
5.88%, 11/01/29		11	10,293
7.00%, 01/15/31		1,333	1,346,629
Allstate Corp., Series B, (3-mo. CME Term SOFR + 3.20%), 8.52%, 08/15/53 (a)(g)		5,000	4,996,146
AmWINS Group, Inc. (b)
6.38%, 02/15/29		330	330,900
4.88%, 06/30/29		380	353,501
Aon Global Ltd., 4.25%, 12/12/42 (g)		6,500	5,263,504
Aon North America, Inc., 5.75%, 03/01/54 (g)		3,330	3,256,924
Ardonagh Finco Ltd., 7.75%, 02/15/31 (b)		987	975,713
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (b)		882	861,459
AssuredPartners, Inc., 7.50%, 02/15/32 (b)		544	546,052
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31 (b)		112	113,301
Farmers Exchange Capital II, (3-mo. LIBOR US + 3.74%), 6.15%, 11/01/53 (a)(b)(g)		4,890	4,400,677
FWD Group Holdings Ltd., 07/02/31 (c)(h)		400	406,220
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26 (h)		200	188,500
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (b)
7.25%, 02/15/31		2,447	2,428,707
8.13%, 02/15/32		1,360	1,351,153
HUB International Ltd. (b)
7.25%, 06/15/30		4,862	4,984,187
7.38%, 01/31/32 (g)		5,433	5,509,508
Jones Deslauriers Insurance Management, Inc. (b)
8.50%, 03/15/30		816	850,984
10.50%, 12/15/30		400	429,541
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (b)		12,000	12,467,016
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (b)		4,107	4,153,959
Ryan Specialty LLC, 4.38%, 02/01/30 (b)		226	209,312
USI, Inc./New York, 7.50%, 01/15/32 (b)(g)		670	680,481
			60,385,431
Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28 (b)		724	642,983

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interactive Media & Services (continued)
Baidu, Inc., 1.63%, 02/23/27	USD	200	$ 182,158
Tencent Holdings Ltd. (h)
3.60%, 01/19/28		200	189,937
3.68%, 04/22/41 (g)		200	154,750
Weibo Corp., 3.50%, 07/05/24		200	199,940
			1,369,768
IT Services — 1.0%
Booking Holdings, Inc., 3.55%, 03/15/28 (g)		3,375	3,209,198
CA Magnum Holdings
5.38%, 10/31/26 (b)		964	922,126
5.38%, 10/31/26 (h)		700	669,594
Camelot Finance SA, 4.50%, 11/01/26 (b)		1,176	1,136,854
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)(g)		661	671,143
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)(g)		765	761,220
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (b)		837	857,548
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29 (b)		777	701,676
Insight Enterprises, Inc., 6.63%, 05/15/32 (b)		226	229,495
KBR, Inc., 4.75%, 09/30/28 (b)		93	86,490
Twilio, Inc.
3.63%, 03/15/29		259	232,967
3.88%, 03/15/31		558	490,752
Wipro IT Services LLC, 1.50%, 06/23/26 (h)		200	185,436
			10,154,499
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28 (b)		48	49,741
Amer Sports Co., 6.75%, 02/16/31 (b)(g)		418	415,325
Mattel, Inc.
3.75%, 04/01/29 (b)		122	112,512
6.20%, 10/01/40		513	505,659
			1,083,237
Machinery — 0.9%
BWX Technologies, Inc. (b)
4.13%, 06/30/28		70	65,336
4.13%, 04/15/29		248	228,887
Chart Industries, Inc. (b)
7.50%, 01/01/30 (g)		946	977,564
9.50%, 01/01/31		93	100,762
Esab Corp., 6.25%, 04/15/29 (b)		405	407,429
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28 (b)		200	147,413
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29 (b)		1,057	1,094,538
Regal Rexnord Corp., 6.40%, 04/15/33 (g)		510	521,825
Terex Corp., 5.00%, 05/15/29 (b)		688	652,840
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (b)		796	789,928
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)		3,002	2,909,887
Vertiv Group Corp., 4.13%, 11/15/28 (b)		1,191	1,112,241
			9,008,650
Media — 6.6%
Banijay Entertainment SASU, 8.13%, 05/01/29 (b)		200	204,540
Cable One, Inc.
0.00%, 03/15/26 (k)(m)		136	119,000
4.00%, 11/15/30 (b)(g)		325	242,564
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
5.38%, 06/01/29		131	119,179
6.38%, 09/01/29 (g)		7,991	7,595,681
4.75%, 03/01/30 (g)		229	198,343
4.50%, 08/15/30		113	95,663
Security		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (b) (continued)
4.25%, 02/01/31	USD	1,618	$ 1,321,001
7.38%, 03/01/31 (g)		3,146	3,101,972
4.75%, 02/01/32		100	81,897
4.25%, 01/15/34 (g)		1,209	917,701
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		479	467,025
6.48%, 10/23/45		9,584	8,753,838
5.38%, 05/01/47		1,500	1,198,360
6.83%, 10/23/55		3,540	3,346,972
Clear Channel Outdoor Holdings, Inc. (b)(g)
5.13%, 08/15/27		2,099	2,004,513
7.75%, 04/15/28		1,309	1,145,380
9.00%, 09/15/28		4,791	5,015,966
7.88%, 04/01/30		954	960,245
Comcast Corp., 3.75%, 04/01/40 (g)		545	443,340
Cox Communications, Inc., 8.38%, 03/01/39 (b)(g)		5,000	5,879,079
CSC Holdings LLC (b)
11.25%, 05/15/28		2,000	1,741,771
11.75%, 01/31/29 (g)		600	511,713
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27 (b)		1,309	1,231,228
Discovery Communications LLC, 4.88%, 04/01/43 (g)		4,000	3,134,933
DISH DBS Corp. (b)
5.25%, 12/01/26		1,214	957,594
5.75%, 12/01/28		77	53,385
DISH Network Corp., 11.75%, 11/15/27 (b)		1,698	1,664,888
Gray Television, Inc. (b)
7.00%, 05/15/27 (g)		438	403,268
10.50%, 07/15/29		598	601,217
Interpublic Group of Cos., Inc., 5.40%, 10/01/48 (g)		2,215	2,046,399
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (b)		860	805,420
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
5.00%, 08/15/27 (g)		869	841,208
4.25%, 01/15/29 (g)		373	340,109
4.63%, 03/15/30		176	158,478
7.38%, 02/15/31		412	428,772
Paramount Global, 5.85%, 09/01/43 (g)		1,300	1,022,318
Radiate Holdco LLC/Radiate Finance, Inc. (b)
4.50%, 09/15/26		586	446,526
6.50%, 09/15/28		243	120,432
Sirius XM Radio, Inc. (b)
3.13%, 09/01/26		62	58,332
5.00%, 08/01/27		651	623,151
Sunrise FinCo I BV, 4.88%, 07/15/31 (b)		768	697,356
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28 (b)		1,000	947,303
Time Warner Cable LLC, 6.55%, 05/01/37		3,519	3,332,508
Univision Communications, Inc. (b)
6.63%, 06/01/27		325	311,136
8.00%, 08/15/28 (g)		1,253	1,221,961
8.50%, 07/31/31		648	629,428
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (b)		1,452	1,291,998
Ziggo BV, 4.88%, 01/15/30 (b)		605	537,850
			69,372,941
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining — 2.3%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28 (h)	USD	306	$ 303,705
Advanced Drainage Systems, Inc. (b)
5.00%, 09/30/27		90	87,990
6.38%, 06/15/30		724	726,617
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		268	281,238
11.50%, 10/01/31 (g)		1,202	1,345,064
ATI, Inc.
5.88%, 12/01/27		253	249,632
7.25%, 08/15/30		657	678,193
5.13%, 10/01/31		656	606,361
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (b)		2,424	2,429,396
Carpenter Technology Corp., 7.63%, 03/15/30 (g)		108	111,188
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26 (h)		200	187,875
Constellium SE (b)
5.88%, 02/15/26		830	825,660
3.75%, 04/15/29 (g)		1,731	1,569,371
First Quantum Minerals Ltd., 9.38%, 03/01/29 (b)		826	864,203
JSW Steel Ltd., 3.95%, 04/05/27 (h)		500	467,813
Kaiser Aluminum Corp. (b)(g)
4.63%, 03/01/28		1,058	989,932
4.50%, 06/01/31		1,017	900,597
New Gold, Inc., 7.50%, 07/15/27 (b)		1,547	1,556,873
Novelis Corp. (b)
3.25%, 11/15/26		599	563,662
4.75%, 01/30/30 (g)		3,350	3,107,811
3.88%, 08/15/31		1,265	1,095,216
Periama Holdings LLC, 5.95%, 04/19/26 (h)		200	197,500
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29 (b)		249	229,139
Southern Copper Corp., 5.88%, 04/23/45 (g)		3,870	3,836,138
Steel Dynamics, Inc., 3.25%, 10/15/50		1,145	754,262
Vallourec SACA, 7.50%, 04/15/32 (b)		449	464,945
			24,430,381
Mortgage Real Estate Investment Trusts (REITs) (b) — 0.0%
Starwood Property Trust, Inc.
4.38%, 01/15/27		70	66,274
7.25%, 04/01/29		250	252,680
			318,954
Oil, Gas & Consumable Fuels — 13.4%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (b)		521	526,696
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
5.75%, 01/15/28		127	124,851
5.38%, 06/15/29		1,095	1,061,446
6.63%, 02/01/32		417	420,752
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27		377	466,811
8.25%, 12/31/28 (g)		1,220	1,249,886
Baytex Energy Corp., 8.50%, 04/30/30 (b)		340	355,572
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		321	326,903
7.25%, 07/15/32		258	265,262
Borr IHC Ltd./Borr Finance LLC (b)
10.00%, 11/15/28 (g)		242	252,315
10.38%, 11/15/30		265	276,333
Buckeye Partners LP
4.13%, 03/01/25 (b)		399	393,603
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP (continued)
6.88%, 07/01/29 (b)	USD	139	$ 139,519
5.85%, 11/15/43		383	328,684
5.60%, 10/15/44		191	150,513
Chesapeake Energy Corp., 5.88%, 02/01/29 (b)		80	79,196
CITGO Petroleum Corp., 8.38%, 01/15/29 (b)		733	755,513
Civitas Resources, Inc. (b)
8.38%, 07/01/28		596	624,506
8.63%, 11/01/30 (g)		280	300,222
8.75%, 07/01/31		1,029	1,102,008
CNOOC Finance 2014 ULC, Series 2014, 4.88%, 04/30/44		250	238,840
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25		250	245,950
CNX Resources Corp., 7.38%, 01/15/31 (b)		166	169,721
Comstock Resources, Inc. (b)
6.75%, 03/01/29 (g)		528	511,695
6.75%, 03/01/29		197	189,400
5.88%, 01/15/30		1,078	1,003,100
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)		2,468	2,339,481
Crescent Energy Finance LLC (b)
7.63%, 04/01/32 (g)		366	373,024
7.38%, 01/15/33		548	549,182
Devon Energy Corp.
5.25%, 09/15/24		100	99,936
5.25%, 10/15/27		130	129,589
5.88%, 06/15/28		204	204,663
4.50%, 01/15/30		117	112,574
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		318	333,793
Diamondback Energy, Inc. (g)
3.50%, 12/01/29		692	638,160
6.25%, 03/15/33		2,880	3,012,203
DT Midstream, Inc. (b)
4.13%, 06/15/29 (g)		591	545,993
4.38%, 06/15/31		568	517,348
Enbridge, Inc.
6.70%, 11/15/53 (g)		5,595	6,109,461
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78 (a)		5,000	4,794,441
Series 16-A, (3-mo. CME Term SOFR + 4.15%), 6.00%, 01/15/77 (a)(g)		5,880	5,710,714
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (b)		323	336,790
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28 (b)		518	522,867
Energy Transfer LP
5.50%, 06/01/27		406	407,154
7.38%, 02/01/31 (b)		417	435,135
6.13%, 12/15/45 (g)		3,579	3,508,888
Series B, (3-mo. LIBOR US + 4.16%), 6.63% (a)(j)		5,000	4,852,151
Series H, (5-year CMT + 5.69%), 6.50% (a)(j)		121	119,348
EnLink Midstream Partners LP, 4.85%, 07/15/26		35	34,349
Enterprise Products Operating LLC (g)
4.90%, 05/15/46		5,375	4,847,181
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77 (a)		4,800	4,590,323
EQM Midstream Partners LP (b)
6.38%, 04/01/29		481	485,861
7.50%, 06/01/30		141	150,473
4.75%, 01/15/31 (g)		802	749,906

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp., 3.45%, 04/15/51 (g)	USD	3,890	$ 2,807,366
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		393	397,172
8.25%, 01/15/29		463	477,973
8.88%, 04/15/30		270	284,019
7.88%, 05/15/32		525	530,004
Harbour Energy PLC, 5.50%, 10/15/26 (b)		200	196,054
Harvest Midstream I LP, 7.50%, 05/15/32 (b)		308	312,727
Hess Midstream Operations LP, 6.50%, 06/01/29 (b)		368	373,065
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28		238	235,059
5.75%, 02/01/29		272	263,206
6.00%, 04/15/30		32	30,910
8.38%, 11/01/33		876	933,603
6.88%, 05/15/34		484	478,766
Howard Midstream Energy Partners LLC (b)
8.88%, 07/15/28		390	412,670
7.38%, 07/15/32		450	457,000
ITT Holdings LLC, 6.50%, 08/01/29 (b)(g)		711	644,170
Kinder Morgan, Inc.
7.80%, 08/01/31		197	222,726
7.75%, 01/15/32 (g)		4,586	5,175,631
Kinetik Holdings LP (b)
6.63%, 12/15/28		83	84,325
5.88%, 06/15/30 (g)		179	176,389
Marathon Petroleum Corp., 5.13%, 12/15/26 (g)		937	933,472
Matador Resources Co. (b)
6.88%, 04/15/28		274	278,120
6.50%, 04/15/32		437	437,032
Medco Bell Pte. Ltd., 6.38%, 01/30/27 (h)		300	294,844
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28 (h)		400	390,744
MPLX LP
5.20%, 03/01/47 (g)		3,500	3,125,279
4.70%, 04/15/48 (g)		5,000	4,112,728
5.50%, 02/15/49 (g)		2,640	2,435,293
5.65%, 03/01/53		885	832,655
Murphy Oil Corp., 5.88%, 12/01/42		47	41,679
Nabors Industries Ltd., 7.50%, 01/15/28 (b)(g)		788	751,913
Nabors Industries, Inc. (b)
7.38%, 05/15/27		126	128,166
9.13%, 01/31/30		262	271,415
New Fortress Energy, Inc. (b)
6.75%, 09/15/25		496	481,489
8.75%, 03/15/29 (g)		906	827,058
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)
8.13%, 02/15/29 (g)		726	739,729
8.38%, 02/15/32		1,470	1,492,631
NGPL PipeCo LLC, 7.77%, 12/15/37 (b)		1,117	1,289,038
Noble Finance II LLC, 8.00%, 04/15/30 (b)		486	505,788
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (b)		1,220	1,233,768
3.63%, 04/15/29 (k)		212	244,012
8.75%, 06/15/31 (b)		470	493,163
Northriver Midstream Finance LP, 07/15/32 (b)(c)		244	244,427
NuStar Logistics LP, 6.00%, 06/01/26		163	162,747
Occidental Petroleum Corp., 6.20%, 03/15/40		568	569,107
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		269	275,382
Permian Resources Operating LLC (b)
7.75%, 02/15/26		154	155,254
8.00%, 04/15/27		444	453,963
5.88%, 07/01/29		1,002	986,657
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Permian Resources Operating LLC (b) (continued)
9.88%, 07/15/31	USD	459	$ 508,070
7.00%, 01/15/32 (g)		472	484,870
Pertamina Persero PT (h)
1.40%, 02/09/26		250	233,672
2.30%, 02/09/31		200	166,063
Petroleos Mexicanos, 6.70%, 02/16/32		695	581,486
Petronas Capital Ltd. (h)
2.48%, 01/28/32		200	165,838
4.50%, 03/18/45		200	172,134
Plains All American Pipeline LP, Series B, (3-mo. CME Term SOFR + 4.37%), 9.69% (a)(j)		2,215	2,205,272
Prairie Acquiror LP, 9.00%, 08/01/29 (b)		269	277,243
Precision Drilling Corp., 6.88%, 01/15/29 (b)		18	17,807
Reliance Industries Ltd., 3.67%, 11/30/27 (h)		300	284,719
Rockcliff Energy II LLC, 5.50%, 10/15/29 (b)		376	351,956
Rockies Express Pipeline LLC, 6.88%, 04/15/40 (b)		580	554,409
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (g)		1,481	1,486,932
Saturn Oil & Gas, Inc., 9.63%, 06/15/29 (b)		288	290,692
Seadrill Finance Ltd., 8.38%, 08/01/30 (b)		222	232,030
Sinopec Group Overseas Development 2018 Ltd., 2.30%, 01/08/31 (h)		500	434,980
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (b)		574	593,499
SM Energy Co., 6.75%, 09/15/26		393	393,130
Southwestern Energy Co.
5.70%, 01/23/25		29	28,910
5.38%, 02/01/29		308	299,379
4.75%, 02/01/32		8	7,359
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		317	315,619
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
6.00%, 03/01/27		150	147,839
5.50%, 01/15/28		108	103,328
7.38%, 02/15/29		672	675,284
6.00%, 12/31/30		70	65,219
6.00%, 09/01/31		239	223,357
Talos Production, Inc. (b)
9.00%, 02/01/29		261	273,931
9.38%, 02/01/31		218	230,167
TransCanada PipeLines Ltd., 4.88%, 05/15/48 (g)		4,000	3,512,970
Transcanada Trust, (3-mo. LIBOR US + 3.53%), 5.63%, 05/20/75 (a)(g)		2,755	2,709,646
Transocean Aquila Ltd., 8.00%, 09/30/28 (b)		184	186,864
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)		269	277,631
Transocean, Inc. (b)
8.00%, 02/01/27		445	443,458
8.25%, 05/15/29		965	967,392
8.75%, 02/15/30 (g)		1,446	1,517,493
8.50%, 05/15/31		1,227	1,227,526
Valaris Ltd., 8.38%, 04/30/30 (b)		1,224	1,267,137
Venture Global Calcasieu Pass LLC (b)
3.88%, 08/15/29		1,535	1,397,986
4.13%, 08/15/31		312	279,978
3.88%, 11/01/33		786	669,756
Venture Global LNG, Inc. (b)
8.13%, 06/01/28		582	599,586
9.50%, 02/01/29 (g)		3,121	3,417,796
8.38%, 06/01/31 (g)		2,216	2,298,504
9.88%, 02/01/32		2,244	2,442,426
Vermilion Energy, Inc., 6.88%, 05/01/30 (b)		270	265,364
Vital Energy, Inc.
9.75%, 10/15/30 (g)		480	524,107
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc. (continued)
7.88%, 04/15/32 (b)	USD	859	$ 873,251
Williams Cos., Inc. (g)
8.75%, 03/15/32		2,478	2,960,812
5.10%, 09/15/45		5,075	4,572,223
Woodside Finance Ltd., 3.70%, 09/15/26 (h)		200	192,281
			141,160,054
Paper & Forest Products (g) — 1.5%
International Paper Co.
8.70%, 06/15/38		4,000	4,926,195
7.30%, 11/15/39		10,000	11,285,517
			16,211,712
Passenger Airlines — 1.0%
Air Canada, 3.88%, 08/15/26 (b)		549	522,204
American Airlines, Inc., 8.50%, 05/15/29 (b)(g)		606	629,614
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29 (b)(g)		897	872,628
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (b)(g)		749	750,939
Singapore Airlines Ltd., 3.00%, 07/20/26 (h)		200	190,483
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28 (b)		1,208	1,131,168
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29 (g)		3,741	3,751,061
United Airlines, Inc. (b)(g)
4.38%, 04/15/26		932	900,319
4.63%, 04/15/29		1,362	1,268,444
			10,016,860
Personal Care Products (b) — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30		250	253,700
Prestige Brands, Inc., 3.75%, 04/01/31		233	202,794
			456,494
Pharmaceuticals — 3.8%
1375209 BC Ltd., 9.00%, 01/30/28 (b)		550	528,867
AbbVie, Inc. (g)
4.75%, 03/15/45		5,485	4,978,615
4.70%, 05/14/45		3,255	2,940,221
Bausch Health Cos., Inc., 11.00%, 09/30/28 (b)		738	656,820
Bayer U.S. Finance LLC, 6.88%, 11/21/53 (b)		715	734,543
CVS Health Corp. (g)
5.13%, 07/20/45		3,879	3,413,764
5.05%, 03/25/48		8,205	7,069,486
Endo Finance Holdings, Inc., 8.50%, 04/15/31 (b)(g)		445	459,230
Jazz Securities DAC, 4.38%, 01/15/29 (b)		853	791,890
Merck & Co., Inc., 6.50%, 12/01/33 (g)		6,420	7,127,087
Option Care Health, Inc., 4.38%, 10/31/29 (b)(g)		461	423,156
Organon & Co./Organon Foreign Debt Co-Issuer BV (b)
4.13%, 04/30/28 (g)		1,233	1,145,083
7.88%, 05/15/34		323	331,884
PRA Health Sciences, Inc., 2.88%, 07/15/26 (b)		707	671,943
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30 (g)		8,270	6,979,193
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		1,174	1,103,560
4.75%, 05/09/27		200	192,875
Security		Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (continued)
7.88%, 09/15/29	USD	451	$ 484,684
8.13%, 09/15/31		200	221,812
			40,254,713
Professional Services (b) — 0.2%
CoreLogic, Inc., 4.50%, 05/01/28		1,488	1,350,208
Dun & Bradstreet Corp., 5.00%, 12/15/29 (g)		592	549,867
			1,900,075
Real Estate Management & Development — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (b)		408	333,945
Series AI, 7.00%, 04/15/30		320	261,662
AYC Finance Ltd., 3.90% (h)(j)		300	186,937
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28 (h)		200	193,306
China Resources Land Ltd., 3.75%, 08/26/24 (h)		200	199,294
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31 (b)		216	227,242
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22 (h)		1,050	10,500
Howard Hughes Corp., 4.13%, 02/01/29 (b)		176	157,394
New Metro Global Ltd., 4.50%, 05/02/26 (h)		349	212,345
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29 (b)		4,485	4,170,748
Sinochem Offshore Capital Co. Ltd., 1.50%, 09/23/26 (h)		200	183,312
Sunac China Holdings Ltd. (h)(i)
(1.00 % PIK), 1.00%, 09/30/32 (k)		22	1,409
(5.00% Cash or 6.00% PIK), 6.00%, 09/30/26		18	2,328
(5.25% Cash or 6.25% PIK), 6.25%, 09/30/27		18	2,036
(5.50% Cash or 6.50% PIK), 6.50%, 09/30/27		37	3,801
(5.75% Cash or 6.75% PIK), 6.75%, 09/30/28		55	5,360
(6.00% Cash or 7.00% PIK), 7.00%, 09/30/29		55	4,953
(6.25% Cash or 7.25% PIK), 7.25%, 09/30/30		26	2,201
Wharf REIC Finance BVI Ltd., 2.88%, 05/07/30 (h)		200	176,062
Yango Justice International Ltd. (h)
8.25%, 11/25/23		200	500
7.50%, 04/15/24		200	500
			6,335,835
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (b)		328	305,257
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom, Inc., 5.00%, 04/15/30 (g)		10,970	10,974,504
Entegris, Inc., 4.75%, 04/15/29 (b)		258	246,843
Lam Research Corp., 4.88%, 03/15/49 (g)		875	800,038
NVIDIA Corp. (g)
3.50%, 04/01/50		2,785	2,137,905
3.70%, 04/01/60		1,760	1,330,935
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27		750	733,492
3.40%, 05/01/30		1,755	1,586,169
QUALCOMM, Inc. (g)
4.30%, 05/20/47		3,500	2,987,247
6.00%, 05/20/53		1,993	2,150,068

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc., 4.00%, 06/15/29 (b)	USD	16	$ 14,498
TSMC Global Ltd., 2.25%, 04/23/31 (h)		250	210,469
			23,172,168
Software — 2.6%
Boxer Parent Co., Inc. (b)
7.13%, 10/02/25 (g)		764	764,578
9.13%, 03/01/26		392	392,305
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)		717	740,445
Clarivate Science Holdings Corp. (b)(g)
3.88%, 07/01/28		1,831	1,700,590
4.88%, 07/01/29		1,122	1,041,286
Cloud Software Group, Inc. (b)
6.50%, 03/31/29 (g)		4,381	4,207,139
9.00%, 09/30/29 (g)		2,593	2,515,781
8.25%, 06/30/32		2,744	2,796,811
Dye & Durham Ltd., 8.63%, 04/15/29 (b)		167	169,408
Elastic NV, 4.13%, 07/15/29 (b)		718	655,579
Fair Isaac Corp., 4.00%, 06/15/28 (b)		393	367,612
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL (b)
4.63%, 05/01/28		205	183,046
8.75%, 05/01/29		219	222,989
ION Trading Technologies SARL, 9.50%, 05/30/29 (b)		200	203,710
McAfee Corp., 7.38%, 02/15/30 (b)(g)		779	719,681
MicroStrategy, Inc., 6.13%, 06/15/28 (b)(g)		217	210,329
Oracle Corp. (g)
3.95%, 03/25/51		4,425	3,271,736
5.55%, 02/06/53		1,280	1,211,077
PTC, Inc. (b)
3.63%, 02/15/25		166	163,953
4.00%, 02/15/28		365	343,546
SS&C Technologies, Inc. (b)
5.50%, 09/30/27 (g)		3,632	3,576,452
6.50%, 06/01/32		1,008	1,016,766
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)		1,112	1,009,714
			27,484,533
Specialized REITs — 0.2%
Crown Castle, Inc., 4.15%, 07/01/50 (g)		820	636,798
Iron Mountain, Inc. (b)
4.88%, 09/15/27 (g)		606	587,633
7.00%, 02/15/29		798	812,038
5.63%, 07/15/32		493	468,135
			2,504,604
Specialty Retail (b) — 0.3%
ANGI Group LLC, 3.88%, 08/15/28		432	371,190
eG Global Finance PLC, 12.00%, 11/30/28		418	445,035
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28		481	446,790
7.75%, 02/15/29 (g)		1,567	1,526,052
Staples, Inc., 10.75%, 09/01/29		303	287,949
			3,077,016
Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC/EMC Corp. (g)
5.85%, 07/15/25		2,395	2,400,803
8.35%, 07/15/46		1,005	1,270,906
NCR Atleos Corp., 9.50%, 04/01/29 (b)		355	383,663
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman
8.25%, 12/15/29 (g)	USD	589	$ 631,703
8.50%, 07/15/31		701	754,994
			5,442,069
Textiles, Apparel & Luxury Goods (b) — 0.1%
Crocs, Inc., 4.13%, 08/15/31		244	212,447
Hanesbrands, Inc.
4.88%, 05/15/26 (g)		196	191,747
9.00%, 02/15/31		21	22,003
Levi Strauss & Co., 3.50%, 03/01/31		523	452,432
			878,629
Tobacco (g) — 2.1%
Altria Group, Inc., 10.20%, 02/06/39		13,392	18,456,211
BAT Capital Corp., 4.54%, 08/15/47		1,999	1,539,198
Reynolds American, Inc., 5.85%, 08/15/45		2,335	2,153,642
			22,149,051
Trading Companies & Distributors — 0.0%
GYP Holdings III Corp., 4.63%, 05/01/29 (b)		350	323,903
Total Corporate Bonds — 112.0% (Cost: $1,201,665,401)			1,177,833,432
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		145	144,155
Media — 0.0%
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan, 15.00% (d)(j)		130	126,425
Total Fixed Rate Loan Interests — 0.0% (Cost: $273,766)			270,580
Floating Rate Loan Interests (a)
Aerospace & Defense — 0.3%
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 09/03/30		176	176,050
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 10/31/30		187	187,812
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.26%, 08/03/29		160	154,835
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		507	368,558
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		78	56,289
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		455	456,163
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 04/21/31		162	162,810
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		112	112,676
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Peraton Corp. (continued)
Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/01/28	USD	330	$ 329,851
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 11/05/28		75	75,375
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		175	175,885
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.84%, 02/28/31		431	432,090
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 03/22/30		41	40,955
			2,729,349
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.58%, 03/17/30		43	43,225
Automobile Components — 0.1%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 02/23/29		346	347,297
Clarios Global LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 05/06/30		317	317,652
2024 USD Term Loan B, 05/06/30 (n)		14	14,017
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.43%, 11/17/28		166	159,005
			837,971
Automobiles — 0.0%
Dealer Tire Financial LLC
2024 Term Loan B, 07/02/31 (d)(n)		182	181,542
2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 12/14/27		220	219,298
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/08/28		22	20,006
			420,846
Banks — 0.0%
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 08/02/28		434	433,420
Beverages — 0.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.43%, 01/24/30		225	179,842
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 01/24/29		554	512,800
			692,642
Broadline Retail — 0.1%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/24/28		131	130,114
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 10.09%, 03/15/30		567	566,749
			696,863
Security		Par (000)	Value
Building Materials — 0.2%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.85%, 05/17/28	USD	169	$ 142,612
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/03/28		82	81,965
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.69%, 11/03/28		368	367,304
Emrld Borrower LP, 2024 Term Loan B, 06/18/31 (n)		173	172,784
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.58%, 04/29/29		244	243,700
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/02/29 (d)		66	66,422
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 09/22/28		72	72,194
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.80%, 01/12/29		90	90,336
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.68%, 12/31/26		336	336,049
			1,573,366
Building Products — 0.2%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 05/13/29		32	32,182
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 05/19/28		223	223,678
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 11/23/27		175	170,604
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 10/02/28		62	61,610
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.94%, 04/28/29		87	87,497
Emerald Debt Merger Sub LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 05/31/30		250	249,414
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 01/29/31		303	301,472
Gulfside Supply, Inc., Term Loan B, 06/17/31 (d)(n)		71	71,355
Peer Holding III BV, 2024 USD Term Loan B5, 06/20/31 (n)		97	97,041
White Cap Buyer LLC
2024 Term Loan B, 10/19/29 (n)		101	101,132
Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.59%, 10/19/27		231	231,063
			1,627,048
Capital Markets — 0.1%
Aretec Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/09/30		82	82,262
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/30/31		85	84,894
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 10/22/27		80	79,885

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Castlelake Aviation One DAC (continued)
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 10/22/26	USD	253	$ 252,956
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.85%, 06/30/28		181	180,514
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 06/30/28		168	167,640
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 08/11/28		27	27,016
Osaic Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/17/28		274	275,327
			1,150,494
Chemicals — 0.3%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.94%, 09/30/28		213	211,953
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.44%, 11/24/27		73	72,450
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.07%, 08/27/26		64	63,723
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29		178	178,630
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 08/18/28		147	146,156
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/01/30		317	318,493
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.60%, 06/12/31		183	183,047
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 12/18/30		246	245,991
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 02/15/30		121	121,243
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.36%, 07/03/28		137	132,109
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.35%), 8.60%, 02/18/30		71	70,978
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/15/28 (d)		236	231,330
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 03/29/28 (d)		284	282,951
Nouryon USA LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28		163	163,390
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.85%, 06/20/31		107	109,231
Security		Par (000)	Value
Chemicals (continued)
OQ Chemicals Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.91%, 10/14/24	USD	200	$ 184,855
Potters Borrower LP, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.08%, 12/14/27		63	63,059
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 03/16/27		79	78,889
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-week CME Term SOFR at 0.75% Floor + 3.50%), 8.58%, 08/02/30		231	230,440
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 8.59%, 09/22/28		198	198,247
			3,287,165
Commercial Services & Supplies — 0.4%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.33%, 10/24/30 (d)		75	75,184
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.51%), 10.84%, 08/17/26		219	219,087
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 02/04/28		243	243,237
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 05/12/28		631	628,167
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.34%, 02/15/29		53	53,232
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.35%, 0.25% PIK), 9.19%, 03/03/25 (i)		182	180,494
Boost Newco Borrower LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 01/31/31		407	406,943
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.59%, 02/01/29		112	113,122
Grant Thornton LLP/Chicago, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.60%, 06/02/31		44	44,110
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 10/17/30		69	68,712
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.09%, 05/04/28		356	356,886
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.21%, 07/31/28		26	25,837
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.84%, 12/15/28		130	85,842
Prime Security Services Borrower LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 10/13/30		110	109,620
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/14/30		11	11,003
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Sotheby ’ s, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.76%), 10.09%, 01/15/27	USD	365	$ 333,501
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.44%, 11/02/27		234	225,533
Vestis Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 02/22/31		160	158,670
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.59%, 07/30/28		128	128,122
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 01/30/31		334	336,027
			3,803,329
Communications Equipment — 0.0%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 10/24/30		203	203,370
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.94%, 05/30/30		73	65,158
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/02/29		149	132,439
			400,967
Construction & Engineering — 0.2%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.88%), 7.22%, 04/17/31		157	157,818
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.21%, 09/22/28		153	152,988
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 09/22/28		157	157,434
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 08/01/30		560	561,703
Brown Group Holding LLC (n)
2022 Incremental Term Loan B2, 07/02/29		210	209,470
Term Loan B, 06/07/28		167	166,658
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.94%, 12/16/27		61	61,425
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.46%, 01/21/28		125	125,174
Propulsion BC Newco LLC, Term Loan, 09/14/29 (n)		29	29,066
USIC Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR + 3.61%), 9.08%, 05/12/28		146	141,092
			1,762,828
Construction Materials — 0.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31		121	121,085
Gates Corp., 2024 Term Loan B5, 06/04/31 (n)		177	177,110
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 03/08/29		96	91,574
Quikrete Holdings, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 04/14/31		99	98,907
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/19/29		74	74,244
			562,920
Security		Par (000)	Value
Consumer Finance — 0.0%
Edelman Financial Engines Center LLC, 2024 Term Loan B, 04/07/28 (n)	USD	78	$ 77,960
Consumer Staples Distribution & Retail — 0.0%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.46%, 09/13/26		40	40,241
2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/22/28		91	90,764
			131,005
Containers & Packaging — 0.1%
Charter Next Generation, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.84%, 12/01/27		456	456,221
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.44%, 10/29/28		145	142,702
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/15/27		158	158,663
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 07/31/26		77	77,593
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 09/15/28		149	149,037
			984,216
Distributors — 0.0%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.34%, 10/28/27		201	183,466
Diversified Consumer Services — 0.1%
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.94%, 12/11/28		82	81,441
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.71%, 11/24/28		215	215,120
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 06/12/30		166	166,268
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 10/04/30		193	193,912
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.46%, 09/01/25		137	119,128
			775,869
Diversified Telecommunication Services — 0.2%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US at 0.00% Floor + 2.75%), 8.34%, 01/31/26 (d)		246	226,699
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.83%, 08/15/28		288	210,645
Connect Finco SARL
2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 09/27/29		155	145,479
2024 Non-Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 12/11/26		151	148,846
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.59%, 09/20/30		91	90,583

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/29	USD	90	$ 87,668
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/30		90	87,845
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/29		101	69,459
2024 Extended Term Loan B2, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/30		103	69,012
2024 Term Loan A, 06/01/28 (n)		12	9,906
ORBCOMM, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.36%), 9.78%, 09/01/28		147	126,383
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29		45	44,796
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 8.69%, 01/31/29		225	214,594
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.46%, 03/09/27		585	507,316
			2,039,231
Electric Utilities — 0.0%
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 05/22/31		37	37,198
NRG Energy, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 04/16/31		172	171,484
			208,682
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.35%, 06/23/28		296	296,218
Electronic Equipment, Instruments & Components — 0.1%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 06/20/31 (d)		56	55,930
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 07/02/29		106	106,373
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.58%, 11/22/29		356	356,228
			518,531
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.44%, 04/22/26		161	152,323
Aristocrat Technologies, Inc., 2022 Term Loan B, (3- mo. CME Term SOFR + 2.35%), 7.68%, 05/24/29		12	11,520
Creative Artists Agency LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 11/27/28		429	430,747
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.58%, 01/15/30		284	284,415
Security		Par (000)	Value
Entertainment (continued)
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.19%, 10/19/26	USD	447	$ 446,325
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 11/12/29		236	236,347
OVG Business Services LLC, 2024 Term Loan B, 06/25/31 (n)		91	91,229
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.21%, 03/13/28		229	228,286
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.93%), 8.09%, 01/23/25		150	149,866
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.34%, 04/29/26		356	356,753
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.21%, 05/18/25		458	457,900
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/24/31		438	438,206
			3,283,917
Environmental, Maintenance & Security Service — 0.1%
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.21%, 10/08/28		160	161,098
Covanta Holding Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 11/30/28		82	81,742
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 11/30/28		6	6,264
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/21/28		425	426,847
GFL Environmental, Inc.
2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/31/27		159	158,908
2024 Term Loan B, 06/27/31 (d)(n)		96	96,000
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.09%, 06/21/28		447	447,086
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 8.69%, 03/09/28		125	67,476
			1,445,421
Financial Services — 0.2%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/21/28		153	153,210
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 2.51%), 7.84%, 11/13/25		367	367,278
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.68%, 04/18/29		54	53,662
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.51%, 04/13/28		178	177,536
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 09/01/28		124	119,838
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/17/31	USD	133	$ 132,793
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.08%, 04/09/27		746	744,806
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.35%, 04/07/28		190	189,525
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/15/31		176	175,797
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 12/17/27		95	95,194
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 03/24/25		187	186,945
Oxea Holding Drei GmbH, 2024 Tranche B Term Loan, (3-mo. CME Term SOFR at 3.00% Floor + 8.00%), 13.34%, 06/22/25		41	37,776
			2,434,360
Food Products — 0.2%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.21%, 10/01/25		178	168,631
Aramark Services, Inc.
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 04/06/28		113	113,047
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 06/22/30		241	241,504
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 10/10/26		85	84,368
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 10/25/27		582	583,219
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 10/25/27		93	92,882
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.69%, 01/29/27		558	556,897
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.30%, 05/23/25		54	39,472
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29		74	74,250
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.85%, 03/31/28		121	121,049
UTZ Quality Foods LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/20/28		308	309,065
			2,384,384
Ground Transportation — 0.1%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 4.85%), 10.18%, 04/06/28		98	97,518
Avis Budget Car Rental LLC, 2020 Term Loan B, (1- mo. CME Term SOFR + 1.86%), 7.21%, 08/06/27		70	69,204
Security		Par (000)	Value
Ground Transportation (continued)
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 04/10/31	USD	233	$ 232,678
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28		58	52,699
2021 Term Loan C, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28		11	10,239
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (Defaulted), 0.00%, 08/04/25		76	53,252
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 03/03/30		275	276,340
			791,930
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.10%), 7.44%, 11/08/27		200	199,973
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 09/29/28		111	110,813
Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 05/10/27		316	312,536
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 05/04/28		109	109,413
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.33%, 10/19/27		241	238,167
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 10/23/28		684	685,028
2024 USD Add-on Term Loan B, 10/23/28 (n)		224	224,000
Sotera Health Holdings LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/30/31		290	289,034
			2,168,964
Health Care Providers & Services — 0.2%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.46%, 02/22/28		240	240,032
CHG Healthcare Services, Inc.
2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 09/29/28		182	182,465
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 09/29/28		36	35,880
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 11/08/27		256	256,463
Concentra Health Services, Inc., Term Loan B, 06/26/31 (d)(n)		22	22,055
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 11/01/28		334	333,733
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.61%), 10.04%, 11/30/28		176	107,022
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.08%, 08/31/28		57	56,758
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 07/01/30		22	21,528

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28	USD	57	$ 57,306
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28		14	14,502
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 01/02/31		158	158,724
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/15/28		365	365,046
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 11/01/28		116	87,160
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 09/27/30		163	162,938
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 12/19/30		157	156,564
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.69%, 05/16/29		31	31,466
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.84%, 01/08/27		118	117,851
			2,407,493
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 02/15/29		454	452,179
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/01/31		239	237,904
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.43%, 10/01/27		363	350,582
PointClickCare Technologies, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.33%, 12/29/27		98	98,367
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.59%, 06/02/28		623	621,824
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 10/22/29		93	93,294
			1,854,150
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 05/18/30		79	79,491
Hotels, Restaurants & Leisure — 0.6%
1011778 B.C. Unlimited Liability Company, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 09/20/30		276	275,463
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 02/02/26		249	242,595
Alterra Mountain Co.
2024 Add-on Term Loan B, 05/31/30 (n)		27	27,118
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 05/31/30		123	123,103
Bally ’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.84%, 10/02/28		148	140,697
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/31		342	341,872
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc. (continued)
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/30	USD	133	$ 132,488
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 08/08/27		123	123,388
Cedar Fair LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 05/01/31		160	159,501
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.10%), 7.44%, 03/17/28		182	182,043
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.59%, 07/21/28		293	291,997
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/27/29		634	634,146
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.58%, 11/25/30		461	460,399
Four Seasons Hotels Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 11/30/29		438	438,870
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.10%, 11/08/30		330	330,539
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.19%, 12/15/27		381	380,934
Light & Wonder International, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 04/14/29		191	190,738
2024 Term Loan B2, 04/14/29 (n)		8	7,994
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.19%, 05/03/29		192	192,339
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.09%, 01/05/29		56	56,152
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		34	30,275
2021 Term Loan B2, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		53	47,447
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.31%, 04/04/29		74	73,815
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 08/25/28		55	55,172
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/14/31		344	343,738
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 08/03/28		414	413,985
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/24/30		159	158,831
			5,855,639
Household Durables — 0.1%
AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/31/28		223	223,167
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.84%, 02/26/29		326	322,455
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.46%, 10/06/28	USD	310	$ 264,988
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 10/30/27		440	407,832
			1,218,442
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/31/30		146	145,365
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31		80	79,700
Constellation Renewables LLC, 2020 Term Loan, (3- mo. CME Term SOFR + 2.76%), 8.11%, 12/15/27		225	225,386
			450,451
Insurance — 0.4%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30		749	750,575
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.59%, 02/19/28		385	384,357
Amynta Agency Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.10%, 02/28/28		328	328,227
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/14/31		546	546,729
Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/26/31 (d)		88	87,555
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.57%, 06/20/30		537	538,449
Jones Deslauriers Insurance Management, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 03/15/30		143	142,571
Ryan Specialty LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 09/01/27		159	159,698
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 02/24/28		509	509,133
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/06/31		409	409,364
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 05/06/32		107	108,918
USI, Inc.
2024 Term Loan (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 11/22/29		430	430,124
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 09/27/30		131	130,957
			4,526,657
Interactive Media & Services — 0.0%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 4.15%), 9.48%, 02/16/28		50	49,979
IT Services — 0.3%
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.36%), 8.71%, 12/23/26		289	286,435
Security		Par (000)	Value
IT Services (continued)
Asurion LLC (continued)
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.71%, 01/31/28	USD	175	$ 162,341
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.71%, 01/20/29		44	40,466
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.35%), 9.69%, 08/19/28		74	73,552
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/31/31		404	404,848
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 07/06/29		432	425,150
Epicor Software Corp.
2024 Delayed Draw Term Loan, 05/30/31 (n)		4	4,216
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/23/31		182	182,317
Fortress Intermediate 3, Inc, Term Loan B, 06/27/31 (d)(n)		75	75,000
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/09/29		185	185,155
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/30/31		209	208,849
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.59%, 07/27/28		128	70,732
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.84%, 07/27/29		193	56,687
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 06/17/31		295	292,050
2024 2nd Lien Term Loan, 06/17/32 (n)		71	70,601
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR + 5.01%), 10.36%, 06/28/29		82	81,585
			2,619,984
Leisure Products — 0.0%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.10%), 9.44%, 12/01/28		74	73,064
Machinery — 0.2%
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/14/28		58	58,568
Doosan Bobcat North America, Inc.
2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.68%, 04/20/29		36	36,228
2024 Term Loan, 04/20/29 (n)		16	16,004
Generac Power Systems, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26		40	39,975
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 04/05/29		267	268,344
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6- mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		734	735,608

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
TK Elevator U.S. Newco, Inc., USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.79%, 04/30/30	USD	534	$ 536,728
Vertiv Group Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 03/02/27		345	345,170
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/27/31		198	198,044
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.46%, 10/04/28		97	97,014
			2,331,683
Media — 0.1%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.84%, 06/30/28		118	118,466
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.30%, 12/07/30		156	153,905
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 9.46%, 08/23/28		83	83,517
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US at 0.00% Floor + 2.50%), 7.94%, 04/15/27		177	146,720
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.46%, 08/02/27		143	143,455
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/31/30		94	93,924
Gray Television, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.58%, 06/04/29		45	42,694
NEP Group, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.25%, 1.50% PIK), 10.21%, 08/19/26 (i)		254	239,152
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.71%, 09/25/26		373	301,338
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 9.19%, 04/21/29		68	45,822
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28		126	121,660
			1,490,653
Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28		437	435,618
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.83%, 10/04/30		34	33,993
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR + 4.60%), 9.94%, 09/19/29		26	25,623
Medallion Midland Acquisition LP, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 10/18/28		258	259,302
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.33%, 10/27/28	USD	228	$ 221,753
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28		361	360,921
			1,337,210
Paper & Forest Products — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.19%, 09/07/27		294	293,754
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR + 5.01%), 10.34%, 04/20/28		349	359,750
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.85%, 03/21/31		205	205,549
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27		299	297,598
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.77%, 06/04/29		62	61,845
Series AA, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 02/15/28		161	160,027
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR + 5.25%), 10.74%, 06/21/27		224	228,746
United Airlines, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 02/22/31		177	177,713
WestJet Airlines Ltd., Term Loan B, (1-mo. CME Term SOFR + 3.10%), 8.44%, 12/11/26		10	10,013
			1,501,241
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.84%, 05/04/28		122	122,715
Bausch Health Americas, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR + 5.35%), 10.69%, 02/01/27		135	123,080
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.18%, 08/01/27		294	293,168
Jazz Financing Lux S.a.r.l., 2024 1st Lien Term Loan B, 05/05/28 (n)		148	147,997
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.46%, 05/05/28		263	262,407
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 10/27/28		127	127,205
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/19/31		120	119,419
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 04/20/29		114	113,558
Precision Medicine Group LLC, 2021 Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.43%, 11/18/27		151	150,610
			1,460,159
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Professional Services — 0.3%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.96%, 06/04/29	USD	100	$ 97,500
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 06/02/28		429	421,919
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 02/26/31 (d)		296	296,370
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.10%, 01/18/29		1,202	1,167,029
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR + 4.35%), 9.68%, 07/06/29		239	240,013
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.19%, 04/28/28		221	221,333
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 04/29/29		110	88,956
Trans Union LLC
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 12/01/28		315	314,228
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.19%, 06/24/31		111	110,209
			2,957,557
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.21%, 08/21/25		6	5,942
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 01/31/30 (d)		74	74,184
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.34%, 01/31/30 (d)		63	63,218
			143,344
Semiconductors & Semiconductor Equipment — 0.1%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 07/06/29		120	119,970
MKS Instruments, Inc.
2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 08/17/29		195	194,718
2024 USD Term Loan B, 08/17/29 (n)		32	31,993
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.51%), 7.85%, 12/02/28		109	108,975
			455,656
Software — 0.7%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 02/24/31		421	423,746
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		72	71,443
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.71%, 09/21/28		308	307,796
Cloud Software Group, Inc.
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/21/31		147	147,298
2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 03/30/29		848	846,968
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.44%, 10/08/29		113	111,729
Security		Par (000)	Value
Software (continued)
Cloudera, Inc. (continued)
2021 Term Loan, (1-mo. CME Term SOFR + 3.85%), 9.19%, 10/08/28 (d)	USD	88	$ 88,400
Drake Software LLC, 2024 Term Loan B, 06/26/31 (d)(n)		76	75,240
Ellucian Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.94%, 10/09/29		361	362,249
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 7.09%, 09/12/29		278	277,095
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.84%, 12/01/27		411	413,269
Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 12/01/27		154	154,575
Helios Software Holdings, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 07/18/30		152	152,072
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 10/27/28		418	418,501
ION Trading Finance Ltd, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.35%, 04/01/28		55	54,468
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 03/01/29		432	431,396
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 6.25%), 9.59%, 02/23/29		108	107,005
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 05/03/28		248	247,873
Modena Buyer LLC, Term Loan, 07/01/31 (n)		110	107,216
Planview Parent, Inc., 2024 Term Loan, 12/17/27 (n)		36	35,860
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 08/31/28		640	640,773
RealPage, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 04/24/28		462	448,095
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 08/01/27		156	156,165
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/09/31		166	166,692
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 02/10/31		504	505,459
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 04/14/31		329	329,275
			7,080,658
Specialty Retail — 0.1%
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.51%), 9.82%, 03/31/26 (d)		159	158,289
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 04/23/31		65	64,970
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/11/28		209	208,172
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 10/20/28		88	85,966
Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 10/20/28		90	86,353
			603,750

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.1%
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 08/31/28	USD	579	$ 580,065
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 03/08/30		57	57,371
Trading Companies & Distributors — 0.1%
Core & Main LP
2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 02/09/31		93	92,826
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/27/28		550	550,485
TMK Hawk Parent Corp. (d)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		2	1,763
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.59%, 06/30/29		67	45,746
			690,820
Transportation Infrastructure — 0.0%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.69%, 12/15/26		121	120,124
Wireless Telecommunication Services — 0.0%
GOGO Intermediate Holdings LLC, Term Loan B, (1- mo. CME Term SOFR + 3.86%), 9.21%, 04/30/28		63	62,475
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 01/25/31		198	198,160
			260,635
Total Floating Rate Loan Interests — 7.5% (Cost: $79,045,967)			78,246,617
Foreign Agency Obligations
Brazil — 0.5%
Brazilian Government International Bond, 5.00%, 01/27/45		6,525	4,994,887
China — 0.0%
China Development Bank/Hong Kong, 2.00%, 02/16/27 (h)		200	186,664
Export-Import Bank of China, 3.38%, 03/14/27 (h)		200	193,182
			379,846
Colombia — 0.3%
Colombia Government International Bond, 5.63%, 02/26/44 (g)		4,000	3,064,000
Hong Kong — 0.0%
Airport Authority, 3.25%, 01/12/52 (h)		200	143,338
India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28 (h)		200	191,125
Indonesia — 0.2%
Indonesia Government International Bond
4.65%, 09/20/32		250	240,859
Security		Par (000)	Value
Indonesia (continued)
Indonesia Government International Bond (continued)
4.85%, 01/11/33 (g)	USD	200	$ 195,437
5.25%, 01/17/42 (h)		200	196,022
4.75%, 07/18/47 (h)		200	183,272
3.70%, 10/30/49		200	152,313
3.50%, 02/14/50 (g)		200	146,670
Perusahaan Penerbit SBSN Indonesia III (h)
1.50%, 06/09/26		200	185,923
4.40%, 06/06/27		200	195,798
			1,496,294
Mexico — 0.5%
Mexico Government International Bond, 4.75%, 03/08/44 (g)		5,800	4,648,700
Pakistan — 0.1%
Pakistan Government International Bond (h)
6.00%, 04/08/26		450	404,578
7.38%, 04/08/31		200	157,313
			561,891
Philippines — 0.0%
Philippines Government International Bond
3.70%, 03/01/41		300	243,033
2.65%, 12/10/45		200	131,062
			374,095
Republic of Korea — 0.0%
Korea National Oil Corp., 4.88%, 04/03/29 (h)		200	197,802
Saudi Arabia — 0.0%
Saudi Government International Bond (h)
4.00%, 04/17/25		200	197,625
4.50%, 10/26/46		200	169,563
			367,188
South Korea — 0.1%
Export-Import Bank of Korea, 1.63%, 01/18/27		200	184,164
Korea Development Bank
2.00%, 02/24/25		200	195,636
4.38%, 02/15/33		200	190,560
Korea Expressway Corp., 1.13%, 05/17/26 (h)		200	185,314
			755,674
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34 (h)		250	254,766
Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50 (g)		3,500	3,303,125
Total Foreign Agency Obligations — 2.0% (Cost: $24,233,500)			20,732,731

Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Fixed Income Funds — 0.4%
Invesco Senior Loan ETF	170,000	$ 3,576,800
Total Investment Companies — 0.4% (Cost: $3,564,061)		3,576,800

		Par (000)
Municipal Bonds
New York — 1.0%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31	USD	10,000	10,566,118
Total Municipal Bonds — 1.0% (Cost: $9,833,900)			10,566,118
Preferred Securities
Capital Trusts — 11.9%
Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70% (a)(j)		2,565	2,407,812
Banks — 8.1%
Barclays PLC (a)(j)
4.38%		1,630	1,368,718
9.63%		3,340	3,620,867
BNP Paribas SA (a)(b)(j)
4.63%		13,999	11,210,031
7.38%		4,535	4,523,685
Citigroup, Inc., Series BB, 7.20% (a)(j)		6,750	6,917,008
HDFC Bank Ltd., 3.70% (a)(h)(j)		200	185,250
HSBC Capital Funding Dollar 1 LP, 10.18% (a)(b)(j)		11,835	14,291,058
Industrial & Commercial Bank of China Ltd., 3.20% (a)(h)(j)		300	284,796
JPMorgan Chase & Co., 8.75%, 09/01/30 (g)		2,000	2,337,136
Kasikornbank PCL/Hong Kong, 4.00% (a)(h)(j)		300	276,000
Lloyds Banking Group PLC, 7.50% (a)(j)		8,285	8,282,006
Macquarie Bank Ltd., 6.13% (a)(b)(j)		1,885	1,854,711
Mitsubishi UFJ Financial Group, Inc., 8.20% (a)(j)		425	456,614
NatWest Group PLC (a)(j)
8.13%		5,275	5,329,570
8.00%		970	976,407
Nordea Bank Abp, 6.63% (a)(b)(j)		5,540	5,497,935
PNC Financial Services Group, Inc. (a)(j)
Series V, 6.20% (g)		5,529	5,507,489
Series W, 6.25%		1,250	1,218,088
Rizal Commercial Banking Corp., 6.50% (a)(h)(j)		700	691,688
Standard Chartered PLC, 7.88% (a)(h)(j)		400	400,500
UBS Group AG (a)(b)(j)
7.75%		4,845	4,942,128
Series NC10, 9.25%		4,807	5,383,321
			85,555,006
Security		Par (000)	Value
Commercial Services & Supplies — 0.0%
Royal Capital BV, 5.00% (a)(h)(j)	USD	200	$ 197,187
Diversified Telecommunication Services — 0.5%
Vodafone Group PLC, 7.00%, 04/04/79 (a)		4,745	4,889,239
Electric Utilities (a) — 1.1%
Dominion Energy, Inc., Series B, 7.00%, 06/01/54		1,810	1,883,240
PPL Capital Funding, Inc., Series A, 8.26%, 03/30/67		8,300	8,234,419
Vistra Corp., 7.00% (b)(j)		1,155	1,144,964
			11,262,623
Insurance — 1.8%
ACE Capital Trust II, 9.70%, 04/01/30 (g)		7,000	8,303,956
Equitable of Iowa Cos Capital Trust II, Series B, 8.42%, 04/01/27		5,000	4,739,145
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (a)(h)		200	199,250
MetLife, Inc., 6.40%, 12/15/66 (g)		5,000	5,060,775
			18,303,126
Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, 8.39%, 06/01/67 (a)		2,500	2,473,699
Passenger Airlines (a)(h)(j) — 0.0%
Airport Authority
2.10%		200	188,000
2.40%		200	180,000
			368,000
Real Estate Management & Development — 0.0%
NWD Finance BVI Ltd., 4.13% (a)(h)(j)		209	125,400
			125,582,092

	Shares
Preferred Stocks — 0.5%
Interactive Media & Services — 0.5%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $3,189,595) (d)(e)(f)	29,109	4,919,712
		4,919,712
Total Preferred Securities — 12.4% (Cost: $133,170,619)		130,501,804
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00) (e)	321	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 153.8% (Cost: $1,643,714,036)		1,616,334,726

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (o)(p)	10,963,298	$ 10,963,298
Total Short-Term Securities — 1.0% (Cost: $10,963,298)		10,963,298
Options Purchased — 0.1% (Cost: $1,488,890)		1,440,381
Total Investments Before Options Written — 154.9% (Cost: $1,656,166,224)		1,628,738,405
Options Written — (0.1)% (Premiums Received: $(829,772))		(843,150)
Total Investments, Net of Options Written — 154.8% (Cost: $1,655,336,452)		1,627,895,255
Liabilities in Excess of Other Assets — (54.8)%		(576,587,107)
Net Assets — 100.0%		$ 1,051,308,148

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,991,134, representing 0.5% of its net assets as of period end, and an original cost of $3,299,073.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(m)	Zero-coupon bond.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Affiliate of the Trust.
(p)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 16,341,334	$ —	$ (5,378,036) (a)	$ —	$ —	$ 10,963,298	10,963,298	$ 272,118	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	5.37% (b)	01/29/24	Open	$ 3,449,137	$ 3,527,855	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50 (b)	01/29/24	Open	159,500	163,228	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31 (b)	02/05/24	Open	7,006,747	7,157,638	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	03/21/24	Open	857,371	870,578	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	03/21/24	Open	563,920	572,606	Corporate Bonds	Open/Demand
Morgan Stanley & Co. International PLC	5.15 (b)	04/01/24	Open	853,760	864,752	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	04/08/24	Open	3,123,656	3,163,194	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31 (b)	04/08/24	Open	210,790	213,371	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31 (b)	04/08/24	Open	1,380,000	1,396,895	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.00 (b)	04/12/24	Open	186,429	188,423	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	04/12/24	Open	3,113,954	3,149,587	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35 (b)	04/12/24	Open	489,375	494,975	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.40 (b)	04/12/24	Open	630,089	637,367	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	550,094	556,541	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	488,255	493,978	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	554,588	561,088	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Nomura Securities International, Inc.	5.48% (b)	04/12/24	Open	$ 383,125	$ 387,616	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	186,615	188,802	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	172,250	174,269	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	500,108	505,969	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	440,325	445,486	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	703,575	711,822	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	1,845,000	1,866,625	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	215,683	218,211	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	284,665	288,002	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	886,250	896,638	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	204,488	206,884	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	161,618	163,512	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	171,973	173,988	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	04/12/24	Open	183,773	185,927	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/18/24	Open	8,395,100	8,489,839	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	286,057	289,056	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	925,710	935,415	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	161,000	162,688	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	113,850	115,044	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	207,681	209,859	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	677,206	684,306	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	695,858	703,153	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	418,425	422,812	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	174,420	176,249	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	734,419	742,119	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	04/22/24	Open	147,108	148,650	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30 (b)	04/29/24	Open	643,860	649,737	Corporate Bonds	Open/Demand
BNP Paribas SA	5.32 (b)	04/29/24	Open	1,894,750	1,912,110	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35 (b)	04/29/24	Open	518,000	522,773	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35 (b)	04/29/24	Open	2,611,180	2,634,340	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39 (b)	04/29/24	Open	690,413	696,821	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39 (b)	04/29/24	Open	2,012,930	2,031,616	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39 (b)	04/29/24	Open	80,845	81,595	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40 (b)	04/29/24	Open	723,284	730,010	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42 (b)	04/29/24	Open	1,864,912	1,882,320	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44 (b)	04/29/24	Open	363,231	366,634	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44 (b)	04/29/24	Open	1,900,000	1,917,801	Capital Trusts	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	374,500	378,015	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	529,690	534,662	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	300,873	303,697	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	321,500	324,518	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	685,294	691,726	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	526,692	531,636	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	4,612,500	4,655,793	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	325,848	328,906	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45 (b)	04/29/24	Open	190,938	192,730	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47 (b)	04/29/24	Open	677,988	684,375	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47 (b)	04/29/24	Open	1,019,940	1,029,548	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48 (b)	04/29/24	Open	709,091	715,784	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48 (b)	04/29/24	Open	310,538	313,468	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	345,573	348,840	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	202,500	204,415	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	274,050	276,641	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	1,418,567	1,431,980	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	1,471,380	1,485,292	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	541,450	546,569	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	04/29/24	Open	233,269	235,474	Corporate Bonds	Open/Demand
BNP Paribas SA	5.50 (b)	04/29/24	Open	4,487,500	4,530,007	Corporate Bonds	Open/Demand
BNP Paribas SA	5.50 (b)	04/29/24	Open	2,375,625	2,398,127	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40 (b)	04/30/24	Open	163,575	165,072	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40 (b)	04/30/24	Open	2,235,390	2,255,844	Corporate Bonds	Open/Demand
BNP Paribas SA	5.46 (b)	04/30/24	Open	285,044	287,681	Corporate Bonds	Open/Demand

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas SA	5.46% (b)	04/30/24	Open	$ 273,904	$ 276,438	Corporate Bonds	Open/Demand
BNP Paribas SA	5.46 (b)	04/30/24	Open	464,781	469,081	Corporate Bonds	Open/Demand
BNP Paribas SA	5.46 (b)	04/30/24	Open	320,314	323,277	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	04/30/24	Open	1,441,902	1,455,316	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	04/30/24	Open	1,360,162	1,372,815	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	04/30/24	Open	2,647,797	2,672,429	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	04/30/24	Open	1,540,582	1,554,914	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47 (b)	05/01/24	Open	776,782	783,864	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47 (b)	05/01/24	Open	996,975	1,006,064	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/01/24	Open	1,446,776	1,460,235	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.47 (b)	05/03/24	Open	489,067	493,451	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/06/24	Open	629,483	634,849	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.48 (b)	05/06/24	Open	5,887,656	5,936,949	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	4,125,937	4,160,544	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	6,616,000	6,671,492	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	6,957,675	7,016,033	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	5,490,000	5,536,047	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	2,344,599	2,364,264	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	840,262	847,310	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	5,619,375	5,666,508	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	1,237,406	1,247,785	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	2,471,875	2,492,608	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	3,306,847	3,334,584	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	614,150	619,301	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	2,840,906	2,864,734	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	861,075	868,297	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	7,857,500	7,923,405	Capital Trusts	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	3,041,394	3,066,903	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	3,030,000	3,055,414	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	3,610,000	3,640,279	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	3,962,500	3,995,735	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	804,886	811,637	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	4,785,662	4,825,802	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	1,233,487	1,243,833	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	908,119	915,736	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	3,698,062	3,729,080	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	2,255,000	2,273,914	Capital Trusts	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	615,000	620,158	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	9,158,712	9,235,531	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	10,407,787	10,495,083	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	4,806,831	4,847,149	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	558,250	562,932	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	2,372,700	2,392,601	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	1,443,975	1,456,086	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	770,000	776,458	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	3,014,375	3,039,658	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	2,598,750	2,620,547	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	904,205	911,789	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	14,068,094	14,186,090	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	419,650	423,170	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	3,054,375	3,079,994	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	11,150,000	11,243,521	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	4,310,625	4,346,780	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	2,954,375	2,979,155	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	2,818,725	2,842,367	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	1,761,375	1,776,149	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	2,098,581	2,116,183	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	4,998,740	5,040,667	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	3,431,366	3,460,147	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	562,081	566,796	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	2,326,144	2,345,654	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	1,017,250	1,025,782	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
TD Securities (USA) LLC	5.49% (b)	05/06/24	Open	$ 570,400	$ 575,184	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	4,260,712	4,296,449	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	4,310,775	4,346,932	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/06/24	Open	2,705,750	2,728,445	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/09/24	Open	1,021,849	1,030,108	Corporate Bonds	Open/Demand
BNP Paribas SA	5.41 (b)	05/10/24	Open	918,325	925,501	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/10/24	Open	8,350,000	8,416,336	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	05/10/24	Open	1,956,375	1,971,889	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42 (b)	05/13/24	Open	590,655	595,012	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42 (b)	05/13/24	Open	6,022,522	6,066,952	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/13/24	Open	243,870	245,692	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35 (b)	05/20/24	Open	1,252,032	1,259,661	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35 (b)	05/20/24	Open	469,560	472,421	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	826,250	831,379	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	1,830,000	1,841,359	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/20/24	Open	813,750	818,801	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	249,288	250,798	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	605,475	609,144	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	172,351	173,396	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	241,474	242,937	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	201,880	203,103	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32 (b)	05/20/24	Open	164,705	165,703	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/20/24	Open	711,811	716,254	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	422,453	424,965	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	177,573	178,629	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	1,481,527	1,490,339	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	1,033,805	1,039,954	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	669,263	673,243	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/22/24	Open	124,960	125,703	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45 (b)	05/22/24	Open	144,320	145,194	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44 (b)	05/23/24	Open	813,170	817,962	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47 (b)	05/23/24	Open	169,275	170,278	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48 (b)	05/23/24	Open	176,500	177,548	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/23/24	Open	148,086	148,967	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48 (b)	05/23/24	Open	138,173	138,993	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/23/24	Open	2,409,825	2,421,653	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	05/23/24	Open	1,286,036	1,293,027	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25 (b)	05/23/24	Open	160,250	161,138	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.45 (b)	05/23/24	Open	4,357,187	4,382,253	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	4,781,250	4,809,008	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	1,961,842	1,973,232	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	05/23/24	Open	11,012,500	11,076,434	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	05/30/24	Open	1,491,855	1,499,135	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	06/04/24	Open	299,880	301,115	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49 (b)	06/04/24	Open	533,280	535,476	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/07/24	Open	680,000	682,457	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/07/24	Open	1,353,809	1,358,701	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/07/24	Open	1,089,000	1,092,935	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50 (b)	06/07/24	Open	3,963,937	3,978,472	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	06/07/24	Open	620,310	622,580	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/12/24	Open	1,302,400	1,306,126	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/12/24	Open	329,065	330,006	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42 (b)	06/12/24	Open	407,318	408,483	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	06/13/24	08/01/24	42,445	42,487	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.50	06/13/24	08/01/24	131,432	131,662	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	4.00	06/13/24	08/01/24	658,399	659,715	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.00	06/13/24	08/01/24	142,888	143,174	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.25	06/13/24	08/01/24	207,594	208,035	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.50	06/13/24	08/01/24	635,056	636,485	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.50	06/13/24	08/01/24	178,488	178,889	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.50	06/13/24	08/01/24	167,136	167,512	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	5.40	06/13/24	08/01/24	2,783,523	2,791,039	Foreign Agency Obligations	31 - 90 Days

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	5.45%	06/13/24	08/01/24	$ 4,206,250	$ 4,217,712	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.45	06/13/24	08/01/24	2,531,156	2,538,054	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.49	06/13/24	08/01/24	2,050,000	2,055,627	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.49	06/13/24	08/01/24	1,250,625	1,254,058	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.49	06/13/24	08/01/24	3,028,200	3,036,512	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.49	06/13/24	08/01/24	3,162,969	3,171,651	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.49	06/13/24	08/01/24	3,184,312	3,193,053	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	5.50	06/13/24	08/01/24	3,751,201	3,761,517	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	5.00 (b)	06/14/24	Open	714,608	716,295	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.25	06/17/24	07/17/24	3,277,931	3,283,349	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/17/24	07/17/24	416,620	417,454	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/17/24	07/17/24	791,010	792,594	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20	06/17/24	07/17/24	417,600	418,445	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/17/24	07/17/24	146,970	147,270	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/17/24	07/17/24	486,911	487,905	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30	06/17/24	07/17/24	346,544	347,258	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	374,060	374,838	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	958,507	960,502	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	333,125	333,818	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	1,036,750	1,038,907	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	1,775,992	1,779,688	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	4,234,394	4,243,204	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	968,681	970,697	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	7,890,000	7,906,416	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	2,811,444	2,817,293	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	894,200	896,060	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	1,991,199	1,995,342	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	1,013,512	1,015,621	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	2,235,000	2,239,650	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	1,522,180	1,525,347	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	582,175	583,386	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	732,195	733,718	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	470,576	471,555	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/17/24	07/17/24	1,161,238	1,163,654	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	1,580,259	1,583,577	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	514,500	515,580	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	1,776,524	1,780,254	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	103,075	103,291	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	238,688	239,189	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	240,295	240,800	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	393,765	394,591	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	181,878	182,259	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	1,590,724	1,594,064	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	1,138,125	1,140,515	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	986,104	988,175	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	1,454,942	1,457,998	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	796,591	798,264	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	318,090	318,758	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	302,006	302,640	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	1,200,000	1,202,520	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	1,681,312	1,684,843	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	1,545,019	1,548,263	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	389,550	390,368	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	641,550	642,897	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	339,660	340,373	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	589,820	591,059	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	1,633,312	1,636,742	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	458,250	459,212	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	796,661	798,334	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	608,000	609,277	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	176,700	177,071	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/17/24	07/17/24	407,051	407,906	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc. (c)	5.40%	06/17/24	07/17/24	$ 491,472	$ 491,472	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	80,719	80,890	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	318,488	319,163	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	2,413,241	2,418,356	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,053,750	1,055,983	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	295,850	296,477	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	406,830	407,692	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	394,975	395,812	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	421,358	422,251	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	3,356,250	3,363,363	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	361,744	362,510	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	289,795	290,409	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	358,136	358,895	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	199,080	199,502	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	862,356	864,184	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	332,804	333,509	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	407,231	408,094	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	796,714	798,402	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	251,404	251,937	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	349,375	350,115	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,258,425	1,261,092	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	5,385,000	5,396,413	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	645,975	647,344	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,917,500	1,921,564	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,624,507	1,627,951	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,396,997	1,399,958	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	4,193,750	4,202,638	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	7,546,875	7,562,870	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	5,073,250	5,084,002	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	395,966	396,806	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	547,748	548,908	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	260,820	261,373	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,651,815	1,655,316	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	527,305	528,423	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	163,850	164,197	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	527,468	528,585	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	500,830	501,892	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	84,645	84,824	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	1,556,625	1,559,924	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	973,350	975,413	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	285,285	285,890	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	283,193	283,793	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	771,975	773,611	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	5,401,018	5,412,465	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	3,525,384	3,532,856	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	319,983	320,661	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	505,339	506,410	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	131,789	132,068	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	544,898	546,052	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	716,495	718,014	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/17/24	07/17/24	3,915,000	3,923,298	Corporate Bonds	Up to 30 Days
BofA Securities, Inc. (c)	5.45	06/17/24	07/17/24	582,284	582,284	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.48	06/17/24	07/17/24	2,748,750	2,754,608	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.48	06/17/24	07/17/24	2,895,000	2,901,170	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.49	06/17/24	07/17/24	5,488,425	5,500,143	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	912,535	914,487	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	2,141,040	2,145,619	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	760,372	761,998	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	4,998,600	5,009,291	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	1,571,680	1,575,042	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	1,337,987	1,340,849	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	1,027,090	1,029,287	Corporate Bonds	Up to 30 Days

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	5.50%	06/17/24	07/17/24	$ 2,363,212	$ 2,368,267	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	10,067,187	10,088,720	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	5,965,669	5,978,429	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	710,205	711,724	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	4,458,000	4,467,535	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	5,273,724	5,285,004	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	2,930,400	2,936,668	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	4,655,000	4,664,957	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	4,378,400	4,387,765	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	06/17/24	07/17/24	5,624,942	5,636,973	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25	06/18/24	08/07/24	1,517,500	1,520,377	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.30	06/18/24	08/07/24	689,569	690,889	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.35	06/18/24	08/07/24	868,849	870,527	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.40	06/18/24	08/07/24	174,688	175,028	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	491,768	492,735	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	260,415	260,928	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	140,425	140,701	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	558,090	559,188	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	625,110	626,340	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	331,785	332,438	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	262,021	262,537	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	257,113	257,619	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	2,823,750	2,829,307	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	304,201	304,800	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	728,611	730,045	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	892,500	894,257	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	320,498	321,128	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	260,005	260,517	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	259,050	259,560	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	323,925	324,563	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	5.45	06/18/24	08/07/24	366,902	367,624	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	5.40	06/21/24	07/17/24	559,548	560,387	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/25/24	07/17/24	746,042	746,714	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/28/24	07/17/24	304,410	304,524	Corporate Bonds	Up to 30 Days
				$ 590,065,645	$ 593,653,858

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	544	09/19/24	$ 59,755	$ 279,591
5-Year U.S. Treasury Note	974	09/30/24	103,746	659,204
				938,795
Short Contracts
10-Year U.S. Ultra Long Treasury Note	494	09/19/24	55,961	(407,928)
U.S. Long Bond	843	09/19/24	99,369	(336,411)
Ultra U.S. Treasury Bond	84	09/19/24	10,463	(39,466)
2-Year U.S. Treasury Note	78	09/30/24	15,929	(27,932)
				(811,737)
				$ 127,058
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,009,289	EUR	1,865,000	Deutsche Bank AG	09/18/24	$ 4,518
USD	7,611	GBP	6,000	Citibank N.A.	09/18/24	22
USD	25,363	GBP	20,000	Goldman Sachs International	09/18/24	66
USD	25,376	GBP	20,000	HSBC Bank PLC	09/18/24	80
USD	31,698	GBP	25,000	JPMorgan Chase Bank N.A.	09/18/24	78
						$ 4,764
Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	5,621	06/13/25	USD	97.00	USD	1,344,684	$ 1,440,381
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	5,621	06/13/25	USD	97.50	USD	1,344,684	$ (843,150)
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	54,450	$ (3,543,825)	$ (385,503)	$ (3,158,322)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps (a)	$ —	$ (385,503)	$ —	$ (3,158,322)	$ —
Options Written	N/A	N/A	—	(13,378)	(843,150)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 938,795	$ —	$ 938,795
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	4,764	—	—	4,764
Options purchased Investments at value — unaffiliated (b)	—	—	—	—	1,440,381	—	1,440,381
	$ —	$ —	$ —	$ 4,764	$ 2,379,176	$ —	$ 2,383,940

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 811,737	$ —	$ 811,737
Options written Options written at value	—	—	—	—	843,150	—	843,150
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	3,158,322	—	—	—	—	3,158,322
	$ —	$ 3,158,322	$ —	$ —	$ 1,654,887	$ —	$ 4,813,209

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (163,761)	$ —	$ 374,893	$ —	$ 211,132
Forward foreign currency exchange contracts	—	—	—	56,064	—	—	56,064
Options purchased (a)	—	—	(665,484)	—	(752,734)	—	(1,418,218)
Options written	—	—	205,893	—	248,266	—	454,159
Swaps	—	(1,174,542)	—	—	—	—	(1,174,542)
	$ —	$ (1,174,542)	$ (623,352)	$ 56,064	$ (129,575)	$ —	$ (1,871,405)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 7,538,424	$ —	$ 7,538,424
Forward foreign currency exchange contracts	—	—	—	16,625	—	—	16,625
Options purchased (b)	—	—	148,747	—	596,163	—	744,910
Options written	—	—	(44,986)	—	(227,519)	—	(272,505)
Swaps	—	(303,402)	—	—	—	—	(303,402)
	$ —	$ (303,402)	$ 103,761	$ 16,625	$ 7,907,068	$ —	$ 7,724,052

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 179,216,782
Average notional value of contracts — short	$ 232,181,540
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ 2,032,891
Average amounts sold — in USD	$ — (a)
Options:
Average value of option contracts purchased	$ 720,191
Average value of option contracts written	$ 421,575
Credit default swaps:
Average notional value — buy protection	$ 54,450,000

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 1,781,172	$ 412,233
Forward foreign currency exchange contracts	4,764	—
Options	1,440,381 (a)	843,150
Swaps — centrally cleared	46,380	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,272,697	1,255,383
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(3,267,933)	(1,255,383)
Total derivative assets and liabilities subject to an MNA	$ 4,764	$ —

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
The following table presents the Trust’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (a)(b)
Citibank N.A.	$ 22	$ —	$ —	$ —	$ 22
Deutsche Bank AG	4,518	—	—	—	4,518
Goldman Sachs International	66	—	—	—	66
HSBC Bank PLC	80	—	—	—	80
JPMorgan Chase Bank N.A.	78	—	—	—	78
	$ 4,764	$ —	$ —	$ —	$ 4,764

(a)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 194,459,578	$ —	$ 194,459,578
Common Stocks	—	33,169	113,897	147,066
Corporate Bonds	—	1,177,833,432	—	1,177,833,432
Fixed Rate Loan Interests	—	144,155	126,425	270,580
Floating Rate Loan Interests	—	75,971,384	2,275,233	78,246,617
Foreign Agency Obligations	—	20,732,731	—	20,732,731
Investment Companies	3,576,800	—	—	3,576,800
Municipal Bonds	—	10,566,118	—	10,566,118
Preferred Securities
Capital Trusts	—	125,582,092	—	125,582,092
Preferred Stocks	—	—	4,919,712	4,919,712
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	10,963,298	—	—	10,963,298
Options Purchased
Interest Rate Contracts	1,440,381	—	—	1,440,381
Unfunded Floating Rate Loan Interests (a)	—	27	150	177
	$ 15,980,479	$ 1,605,322,686	$ 7,435,417	$ 1,628,738,582

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 4,764	$ —	$ 4,764
Interest Rate Contracts	938,795	—	—	938,795
Liabilities
Credit Contracts	—	(3,158,322)	—	(3,158,322)
Interest Rate Contracts	(1,654,887)	—	—	(1,654,887)
	$ (716,092)	$ (3,153,558)	$ —	$ (3,869,650)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $593,653,858 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ballyrock CLO Ltd., Series 2023-25A, Class C, (3-mo. CME Term SOFR + 4.70%), 10.02%, 01/25/36 (a)(b)	$1,000	$ 1,015,189
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 9.18%, 05/15/37 (a)(b)	1,000	1,012,491
Golub Capital Partners CLO Ltd., Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 10.82%, 04/25/36 (a)(b)	1,000	1,020,795
Palmer Square CLO Ltd., Series 2023-2A, Class D, (3- mo. CME Term SOFR + 5.00%), 10.32%, 04/20/36 (a)(b)	1,000	1,024,165
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.77%, 04/20/36 (a)(b)	1,000	1,043,721
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 9.57%, 04/20/37 (a)(b)	1,880	1,901,483
Symphony CLO Ltd., Series 2023-40A, Class D, (3-mo. CME Term SOFR + 5.00%), 10.33%, 01/14/34 (a)(b)	1,000	1,016,008
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 10.47%, 04/20/36 (a)(b)	1,000	1,031,207
Total Asset-Backed Securities — 3.1% (Cost: $8,880,000)		9,065,059

	Shares
Common Stocks
Automobile Components — 0.0%
Lear Corp.	178	20,329
Construction & Engineering — 0.0%
McDermott International Ltd. (c)	76,644	22,227
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0) (c)(d)(e)	3,738	—
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $52,679) (c)(d)(e)	4,192	224,272
Financial Services (c) — 0.2%
NMG Parent LLC	2,218	221,800
Travelport Finance Luxembourg SARL (d)	165	445,277
		667,077
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $610,403) (c)(e)	19,653	201,443
Household Products — 0.0%
Berkline Benchcraft Equity LLC (c)(d)	6,155	—
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc. (c)(d)	832	8
Security	Shares	Value
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp. (c)(d)	14,592	$ 127,676
Total Common Stocks — 0.4% (Cost: $2,735,680)		1,263,032

	Par (000)
Corporate Bonds
Automobile Components (b) — 0.2%
Champions Financing, Inc., 8.75%, 02/15/29	$135	138,439
Clarios Global LP, 6.75%, 05/15/25	275	274,916
		413,355
Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (b)	73	70,315
Building Products — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28 (b)	155	149,558
Chemicals (b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	32	32,253
WR Grace Holdings LLC, 5.63%, 08/15/29	409	376,974
		409,227
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)	154	166,427
Construction Materials — 0.1%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26 (b)	926	324,100
Diversified REITs — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25 (b)	85	83,889
Diversified Telecommunication Services (b) — 0.2%
Level 3 Financing, Inc., 11.00%, 11/15/29	322	329,351
Zayo Group Holdings, Inc., 6.13%, 03/01/28	155	103,781
		433,132
Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 5.03%, 11/10/17 (c)(d)(f)	1,050	—
Entertainment — 0.1%
Odeon Finco PLC, 12.75%, 11/01/27 (b)	374	391,998
Environmental, Maintenance & Security Service — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29 (b)	742	690,356
Ground Transportation (b) — 0.1%
Uber Technologies, Inc.
6.25%, 01/15/28	137	137,161
4.50%, 08/15/29	235	223,906
		361,067
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 5.25%, 10/01/29 (b)	237	226,175

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29	$240	$ 220,025
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30	395	346,872
		566,897
Household Durables — 0.1%
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (b)	230	123,892
Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 05/03/12 (a)(d)	400	—
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27 (b)	220	216,999
IT Services — 0.0%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)	118	119,811
Machinery (b) — 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29	216	223,671
Vertiv Group Corp., 4.13%, 11/15/28	556	519,233
		742,904
Media — 0.1%
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26 (b)	353	268,982
Real Estate Management & Development — 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (b)	29	17,849
Software — 0.1%
Cloud Software Group, Inc., 9.00%, 09/30/29 (b)	379	367,714
Specialty Retail — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28 (b)	285	303,433
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23 (b)(g)	163	23,196
Total Corporate Bonds — 2.3% (Cost: $7,158,710)		6,471,276
Fixed Rate Loan Interests
Commercial Services & Supplies — 0.2%
AVSC Holding Corp., 2020 Term Loan B3, (10.00% PIK), 15.00%, 10/15/26 (g)	657	678,217
Health Care Technology — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	667	663,111
Media — 0.2%
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan, 15.00% (d)(h)	460	447,350
Total Fixed Rate Loan Interests — 0.6% (Cost: $1,767,792)		1,788,678
Floating Rate Loan Interests (a)
Aerospace & Defense — 4.7%
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 09/03/30	641	642,358
Security	Par (000)	Value
Aerospace & Defense (continued)
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 10/31/30	$678	$ 680,372
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.26%, 08/03/29	226	218,773
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28	2,181	1,586,252
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28	439	319,589
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28	2,645	2,653,136
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.70%), 10.94%, 04/09/26	447	429,331
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 04/21/31	184	184,920
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29	1,044	1,046,271
Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/01/28	1,895	1,894,027
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 11/05/28	413	415,065
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28	1,020	1,022,981
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.84%, 02/28/31	2,304	2,308,288
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 03/22/30	73	72,920
		13,474,283
Air Freight & Logistics — 0.1%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.58%, 03/17/30	149	149,199
Automobile Components — 1.2%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 02/23/29	1,438	1,443,392
Clarios Global LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 05/06/30	1,437	1,438,321
2024 USD Term Loan B, 05/06/30 (i)	24	24,030
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.43%, 11/17/28	691	661,881
		3,567,624
Automobiles — 0.8%
Dealer Tire Financial LLC
2024 Term Loan B, 07/02/31 (d)(i)	721	719,185
2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 12/14/27	1,545	1,540,206
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/08/28	147	135,823
		2,395,214
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks — 0.6%
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 08/02/28	$1,676	$ 1,673,847
Beverages — 1.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.43%, 01/24/30	1,157	922,903
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 01/24/29	2,360	2,184,568
		3,107,471
Broadline Retail — 1.1%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/24/28	424	422,144
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 10.09%, 03/15/30	2,684	2,680,087
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.35%, 12/21/27	232	190,928
		3,293,159
Building Materials — 2.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.85%, 05/17/28	999	843,178
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/03/28	391	391,833
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.69%, 11/03/28	1,493	1,490,859
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.68%, 04/12/28	155	151,436
Emrld Borrower LP, 2024 Term Loan B, 06/18/31 (i)	829	827,964
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.58%, 04/29/29	864	862,675
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/02/29 (d)	326	327,681
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 09/22/28	970	971,899
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.80%, 01/12/29	447	449,673
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.68%, 12/31/26	1,926	1,925,932
		8,243,130
Building Products — 2.4%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 05/13/29	161	162,192
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 05/19/28	887	889,038
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 11/23/27	891	868,164
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 10/02/28	360	358,622
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.94%, 04/28/29	475	474,846
Security	Par (000)	Value
Building Products (continued)
Emerald Debt Merger Sub LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 05/31/30	$1,038	$ 1,036,483
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 01/29/31	1,033	1,026,978
Gulfside Supply, Inc., Term Loan B, 06/17/31 (d)(i)	351	351,878
Peer Holding III BV, 2024 USD Term Loan B5, 06/20/31 (i)	406	406,171
White Cap Buyer LLC
2024 Term Loan B, 10/19/29 (i)	486	486,636
Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.59%, 10/19/27	743	743,942
		6,804,950
Capital Markets — 1.9%
Aretec Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/09/30	372	372,586
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/30/31	401	400,499
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 10/22/27	439	439,859
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 10/22/26	1,341	1,342,425
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.85%, 06/30/28	890	888,716
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 06/30/28	625	623,636
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 08/11/28	135	136,082
Osaic Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/17/28	1,234	1,237,342
		5,441,145
Chemicals — 5.6%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.10%), 12.44%, 09/30/29	572	516,945
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 13.19%, 11/24/28	885	840,308
2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.44%, 11/24/27	463	459,248
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.07%, 08/27/26	297	296,021
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29	772	773,248
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 08/18/28	705	701,152
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/01/30	1,272	1,276,976
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.60%, 06/12/31	1,051	1,049,197

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 12/18/30	$1,207	$ 1,207,879
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 02/15/30	178	178,093
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.36%, 07/03/28	652	631,348
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.35%), 8.60%, 02/18/30	413	410,093
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/15/28 (d)	1,105	1,083,014
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 03/29/28 (d)	1,359	1,355,312
NIC Acquisition Corp, Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.35%, 12/29/27	277	230,502
Nouryon USA LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28	779	779,908
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.85%, 06/20/31	522	523,850
OQ Chemicals Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.91%, 10/14/24	962	887,529
Potters Borrower LP, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.08%, 12/14/27	322	323,108
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 03/16/27	639	639,119
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-week CME Term SOFR at 0.75% Floor + 3.50%), 8.58%, 08/02/30	1,036	1,035,465
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 8.59%, 09/22/28	850	852,383
		16,050,698
Commercial Services & Supplies — 5.7%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.33%, 10/24/30 (d)	395	396,969
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.51%), 10.84%, 08/17/26	1,196	1,197,818
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 02/04/28	1,215	1,214,875
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 05/12/28	2,498	2,486,504
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.34%, 02/15/29	478	479,833
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.35%, 0.25% PIK), 9.19%, 03/03/25 (g)	612	606,238
Boost Newco Borrower LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 01/31/31	1,566	1,565,781
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.59%, 02/01/29	263	264,647
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Grant Thornton LLP/Chicago, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.60%, 06/02/31	$202	$ 202,507
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 10/17/30	361	361,485
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.09%, 05/04/28	1,820	1,822,229
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1- mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.21%, 07/31/28	120	120,239
PECF USS Intermediate Holding III Corp., Term Loan B, (1-mo. CME Term SOFR + 4.51%), 9.84%, 12/15/28	490	322,699
Prime Security Services Borrower LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 10/13/30	444	443,461
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/14/30	51	51,012
Sotheby ’ s, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.76%), 10.09%, 01/15/27	1,665	1,523,303
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.44%, 11/02/27	1,002	963,836
Vestis Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 02/22/31	614	610,878
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.59%, 07/30/28	597	597,338
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 01/30/31	1,176	1,183,138
		16,414,790
Communications Equipment — 0.6%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 10/24/30	857	859,353
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.94%, 05/30/30	346	307,184
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/02/29	701	625,667
		1,792,204
Construction & Engineering — 2.5%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.88%), 7.22%, 04/17/31	720	723,751
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.21%, 09/22/28	790	790,733
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 09/22/28	452	453,024
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 08/01/30	2,210	2,216,300
Brown Group Holding LLC (i)
2022 Incremental Term Loan B2, 07/02/29	387	386,536
Term Loan B, 06/07/28	702	701,122
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.94%, 12/16/27	136	135,540
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.46%, 01/21/28	644	645,081
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Construction & Engineering (continued)
Propulsion BC Newco LLC, Term Loan, 09/14/29 (i)	$136	$ 136,311
USIC Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR + 3.61%), 9.08%, 05/12/28	1,064	1,026,092
		7,214,490
Construction Materials — 0.9%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31	998	999,035
Gates Corp., 2024 Term Loan B5, 06/04/31 (i)	877	877,544
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 03/08/29	515	491,313
Quikrete Holdings, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/19/29	381	381,121
		2,749,013
Consumer Finance — 0.1%
Edelman Financial Engines Center LLC, 2024 Term Loan B, 04/07/28 (i)	393	392,916
Consumer Staples Distribution & Retail — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.46%, 09/13/26	574	574,896
2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/22/28	373	374,196
		949,092
Containers & Packaging — 2.2%
Charter Next Generation, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.84%, 12/01/27	2,291	2,293,611
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.44%, 10/29/28	975	961,389
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/15/27	823	823,710
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 07/31/26	411	410,708
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.46%, 07/31/26	426	425,122
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.85%), 7.19%, 02/04/27	788	788,582
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 09/15/28	782	783,312
		6,486,434
Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.34%, 10/28/27	620	566,528
Diversified Consumer Services — 1.3%
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.94%, 12/11/28	379	378,569
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.71%, 11/24/28	564	563,020
Hoya Midco LLC, 2022 Term Loan, 02/03/29 (i)	574	575,435
Security	Par (000)	Value
Diversified Consumer Services (continued)
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 06/12/30	$857	$ 859,220
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 10/04/30	956	959,864
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.46%, 09/01/25	496	430,312
		3,766,420
Diversified Telecommunication Services — 3.5%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US at 0.00% Floor + 2.75%), 8.34%, 01/31/26 (d)	935	860,460
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.83%, 08/15/28	1,403	1,026,825
Connect Finco SARL
2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 09/27/29	776	730,213
2024 Non-Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 12/11/26	778	766,835
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.59%, 09/20/30	404	403,145
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/29	594	580,386
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/30	598	581,558
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/29	458	314,107
2024 Extended Term Loan B2, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/30	467	311,303
2024 Term Loan A, 06/01/28 (i)	80	65,583
ORBCOMM, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.36%), 9.78%, 09/01/28	529	456,369
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29	474	470,583
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 8.69%, 01/31/29	278	265,142
USD Term Loan N, (1-mo. CME Term SOFR + 2.61%), 7.94%, 01/31/28	609	581,581
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.46%, 03/09/27	3,113	2,702,280
		10,116,370
Electric Utilities — 0.3%
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 05/22/31	194	195,040
NRG Energy, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 04/16/31	767	766,694
		961,734

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Equipment — 0.5%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.35%, 06/23/28	$1,367	$ 1,367,879
Electronic Equipment, Instruments & Components — 1.0%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 06/20/31 (d)	276	275,655
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 07/02/29	911	910,550
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.58%, 11/22/29	1,674	1,674,784
		2,860,989
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 06/30/27	25	11,837
Entertainment — 4.4%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.44%, 04/22/26	917	866,894
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.68%, 05/24/29	62	62,111
Creative Artists Agency LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 11/27/28	1,815	1,821,983
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.58%, 01/15/30	1,137	1,138,660
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.19%, 10/19/26	1,531	1,527,000
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 11/12/29	779	778,847
OVG Business Services LLC, 2024 Term Loan B, 06/25/31 (i)	442	442,283
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.21%, 03/13/28	1,042	1,041,650
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.93%), 8.09%, 01/23/25	925	923,504
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.34%, 04/29/26	544	545,085
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.21%, 05/18/25	1,611	1,612,378
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/24/31	1,829	1,829,329
		12,589,724
Environmental, Maintenance & Security Service — 2.7%
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.21%, 10/08/28	630	632,584
Covanta Holding Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 11/30/28	689	688,137
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 11/30/28	53	52,732
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 11/30/28	537	536,912
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Covanta Holding Corp. (continued)
2024 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 11/30/28	$29	$ 29,339
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/21/28	2,153	2,162,340
FinCo I LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 06/27/29	377	378,311
GFL Environmental, Inc.
2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/31/27	444	444,444
2024 Term Loan B, 06/27/31 (d)(i)	459	459,000
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.09%, 06/21/28	2,259	2,259,210
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 8.69%, 03/09/28	552	298,102
		7,941,111
Financial Services — 4.4%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 12/21/28	780	779,820
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 2.51%), 7.84%, 11/13/25	264	264,353
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.84%, 10/30/26	646	646,513
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.68%, 04/18/29	287	287,191
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.51%, 04/13/28	2,651	2,651,009
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 09/01/28	621	599,229
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/17/31	605	604,056
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.08%, 04/09/27	3,733	3,728,777
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.35%, 04/07/28	1,114	1,111,215
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/15/31	1,007	1,007,836
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 12/17/27	309	308,296
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 03/24/25	589	587,821
Oxea Holding Drei GmbH, 2024 Tranche B Term Loan, (3-mo. CME Term SOFR at 3.00% Floor + 8.00%), 13.34%, 06/22/25	197	181,369
		12,757,485
Food Products — 2.9%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.21%, 10/01/25	819	775,147
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 4.86%), 10.21%, 10/01/25	925	874,206
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 06/22/30	464	464,269
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 10/25/27	$1,953	$ 1,957,027
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 10/25/27	503	505,358
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.69%, 01/29/27	2,145	2,143,270
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.30%, 05/23/25	306	222,478
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29	617	617,479
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.85%, 03/31/28	573	572,789
UTZ Quality Foods LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/20/28	341	341,653
		8,473,676
Ground Transportation — 1.2%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 4.85%), 10.18%, 04/06/28	351	351,160
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.21%, 08/06/27	400	395,349
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 04/10/31	1,167	1,165,389
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28	267	241,010
2021 Term Loan C, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28	52	46,826
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (Defaulted), 0.00%, 08/04/25	694	485,620
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 03/03/30	778	781,114
		3,466,468
Health Care Equipment & Supplies — 3.0%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.10%), 7.44%, 11/08/27	654	656,311
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 09/29/28	576	573,854
Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 05/10/27	1,378	1,361,905
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 05/04/28	464	465,596
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.33%, 10/19/27	906	895,134
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 10/23/28	2,406	2,409,241
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP (continued)
2024 USD Add-on Term Loan B, 10/23/28 (i)	$1,089	$ 1,089,000
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/30/31	1,372	1,367,431
		8,818,472
Health Care Providers & Services — 4.4%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.46%, 02/22/28	1,162	1,160,484
CHG Healthcare Services, Inc.
2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 09/29/28	621	621,943
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 09/29/28	132	132,556
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 11/08/27	1,351	1,353,654
Concentra Health Services, Inc., Term Loan B, 06/26/31 (d)(i)	110	110,275
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 11/01/28	1,331	1,329,584
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 08/01/29	145	144,043
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.61%), 10.04%, 11/30/28	1,394	848,519
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.08%, 08/31/28	389	389,270
2024 Third Out Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 6.75%), 12.08%, 11/30/28 (d)	27	4,568
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 07/01/30	69	68,708
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28	349	350,553
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28	89	89,417
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 4.36%), 9.71%, 03/06/28	476	402,493
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 01/02/31	749	751,692
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.44%, 11/01/29	377	255,730
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/15/28	1,864	1,866,807
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 11/01/28	557	418,037
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 09/27/30	691	690,502
Surgery Center Holdings, Inc., 2024 Term Loan B, 12/19/30 (i)	730	731,197

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.69%, 05/16/29	$205	$ 205,514
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.84%, 01/08/27	671	670,421
		12,595,967
Health Care Technology — 3.0%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 02/15/29	1,906	1,897,596
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/01/31	1,216	1,208,353
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.43%, 10/01/27	1,879	1,817,664
PointClickCare Technologies, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.33%, 12/29/27	342	343,282
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.59%, 06/02/28	2,886	2,883,344
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 10/22/29	330	329,752
Zelis Payments Buyer, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 09/28/29	144	143,932
		8,623,923
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 05/18/30	302	302,064
Hotels, Restaurants & Leisure — 8.4%
1011778 B.C. Unlimited Liability Company, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 09/20/30	990	986,852
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1- mo. CME Term SOFR + 3.86%), 9.21%, 02/02/26	1,107	1,078,770
Alterra Mountain Co.
2024 Add-on Term Loan B, 05/31/30 (i)	137	137,600
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 05/31/30	431	433,177
Bally ’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.84%, 10/02/28	740	701,592
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/31	1,772	1,770,334
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/30	727	725,844
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 08/08/27	548	550,021
Cedar Fair LP, 2024 Term Loan B, 05/01/31 (i)	208	207,222
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.10%), 7.44%, 03/17/28	889	889,928
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.59%, 07/21/28	1,351	1,342,189
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/27/29	2,508	2,509,430
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.58%, 11/25/30	2,200	2,198,581
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Four Seasons Hotels Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 11/30/29	$1,944	$ 1,949,901
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.10%, 11/08/30	485	485,335
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.19%, 12/15/27	1,463	1,461,756
Light & Wonder International, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 04/14/29	665	664,428
2024 Term Loan B2, 04/14/29 (i)	28	27,980
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.19%, 05/03/29	901	901,644
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.09%, 01/05/29	292	291,598
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27	165	148,156
2021 Term Loan B2, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27	257	230,138
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.31%, 04/04/29	258	257,355
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 08/25/28	335	334,971
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/14/31	1,247	1,245,429
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 08/03/28	1,878	1,877,182
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/24/30	840	840,168
		24,247,581
Household Durables — 1.8%
AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/31/28	896	896,672
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.84%, 02/26/29	1,466	1,451,243
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 12.95%, 06/29/28	307	243,977
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1- mo. CME Term SOFR + 4.11%), 9.46%, 10/06/28	1,061	906,219
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 10/30/27	1,896	1,757,655
		5,255,766
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/31/30	752	748,582
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31	363	361,639
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 2.76%), 8.11%, 12/15/27	703	703,827
		1,814,048
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Industrial Conglomerates — 0.1%
Stitch Aquisition Corporation, 2024 Term Loan, (Defaulted), 0.00%, 07/28/28	$685	$ 273,883
Insurance — 8.0%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30	4,204	4,213,965
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.59%, 02/19/28	1,809	1,807,176
Amynta Agency Borrower, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.10%, 02/28/28	1,400	1,402,329
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/14/31	2,410	2,414,804
Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/26/31 (d)	338	337,208
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.57%, 06/20/30	3,051	3,055,997
Jones Deslauriers Insurance Management, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 03/15/30	696	695,907
Ryan Specialty LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 09/01/27	828	831,087
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 02/24/28	2,647	2,646,409
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/06/31	1,870	1,871,664
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 05/06/32	618	629,075
USI, Inc.
2024 Term Loan (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 11/22/29	2,486	2,485,025
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 09/27/30	681	680,578
		23,071,224
Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3- mo. CME Term SOFR + 4.15%), 9.48%, 02/16/28	263	263,260
IT Services — 4.0%
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.36%), 8.71%, 12/23/26	180	178,331
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.71%, 01/31/28	689	638,881
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.71%, 01/20/29	654	601,477
2021 Term Loan B9, (1-mo. CME Term SOFR + 3.36%), 8.71%, 07/31/27	150	146,902
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.35%), 9.69%, 08/19/28	993	984,804
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/31/31	2,004	2,006,828
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 07/06/29	1,920	1,891,460
Fortress Intermediate 3, Inc, Term Loan B, 06/27/31 (d)(i)	358	358,000
Security	Par (000)	Value
IT Services (continued)
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/09/29	$904	$ 904,498
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/30/31	892	890,955
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.59%, 07/27/28	796	439,163
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.84%, 07/27/29	1,033	302,871
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 06/17/31	1,405	1,390,950
2024 2nd Lien Term Loan, 06/17/32 (i)	484	481,280
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR + 5.01%), 10.36%, 06/28/29	395	394,691
		11,611,091
Leisure Products — 0.1%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.10%), 9.44%, 12/01/28	281	276,152
Machinery — 3.6%
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/14/28	201	202,402
Doosan Bobcat North America, Inc.
2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.68%, 04/20/29	162	162,163
2024 Term Loan, 04/20/29 (i)	60	60,015
Generac Power Systems, Inc., 2019 Term Loan B, (1- mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26	200	199,876
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 04/05/29	1,008	1,013,664
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29	3,919	3,924,880
TK Elevator U.S. Newco, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.79%, 04/30/30	2,408	2,418,996
Vertiv Group Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 03/02/27	1,541	1,543,514
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/27/31	704	704,155
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.46%, 10/04/28	68	68,448
		10,298,113
Media — 2.5%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.84%, 06/30/28	295	295,551
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.30%, 12/07/30	854	844,024
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 9.46%, 08/23/28	439	438,873
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR + 3.60%), 8.93%, 12/17/26	— (j)	112
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US at 0.00% Floor + 2.50%), 7.94%, 04/15/27	883	732,203

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.46%, 08/02/27	$592	$ 592,204
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/31/30	654	656,161
Gray Television, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.58%, 06/04/29	150	142,313
NEP Group, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.71%, 08/19/26	100	94,564
2023 Term Loan B, (1-mo. CME Term SOFR + 3.25%, 1.50% PIK), 10.21%, 08/19/26 (g)	1,196	1,126,397
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.71%, 09/25/26	1,604	1,295,297
Sinclair Television Group, Inc., 2022 Term Loan B4, (1- mo. CME Term SOFR + 3.85%), 9.19%, 04/21/29	347	234,062
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28	733	707,756
		7,159,517
Oil, Gas & Consumable Fuels — 2.5%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28	2,243	2,239,219
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.83%, 10/04/30	171	170,884
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR + 4.60%), 9.94%, 09/19/29	162	162,605
Medallion Midland Acquisition LP, 2023 Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 10/18/28	1,319	1,324,319
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.19%, 01/31/28	388	388,388
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.33%, 10/27/28	1,090	1,059,119
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28	1,880	1,878,517
		7,223,051
Paper & Forest Products — 0.5%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.19%, 09/07/27	1,311	1,310,858
Passenger Airlines — 1.9%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR + 5.01%), 10.34%, 04/20/28	807	833,008
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.85%, 03/21/31	513	512,874
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27	166	164,836
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.77%, 06/04/29	993	990,518
Security	Par (000)	Value
Passenger Airlines (continued)
American Airlines, Inc. (continued)
Series AA, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 02/15/28	$782	$ 779,564
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR + 5.25%), 10.74%, 06/21/27	1,191	1,214,128
United Airlines, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 02/22/31	875	875,586
WestJet Airlines Ltd., Term Loan B, (1-mo. CME Term SOFR + 3.10%), 8.44%, 12/11/26	47	46,973
		5,417,487
Personal Care Products — 0.0%
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.11%), 7.46%, 07/03/28	29	28,870
Pharmaceuticals — 2.1%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.84%, 05/04/28	732	735,548
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 10.69%, 02/01/27	647	588,363
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.18%, 08/01/27	920	916,494
Jazz Financing Lux S.a.r.l., 2024 1st Lien Term Loan B, 05/05/28 (i)	316	315,994
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.46%, 05/05/28	1,230	1,230,375
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 10/27/28	495	497,399
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/19/31	589	589,135
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 04/20/29	571	567,791
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.43%, 11/18/27	749	744,922
		6,186,021
Professional Services — 4.4%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.96%, 06/04/29	673	656,565
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 06/02/28	2,047	2,013,824
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 02/26/31 (d)	1,153	1,154,441
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.10%, 01/18/29	3,874	3,873,714
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR + 4.35%), 9.68%, 07/06/29	1,170	1,172,972
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Professional Services (continued)
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.19%, 04/28/28	$1,232	$ 1,232,508
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 04/29/29	573	462,296
Trans Union LLC
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 12/01/28	1,131	1,129,965
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.19%, 06/24/31	1,126	1,124,884
		12,821,169
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.21%, 08/21/25	29	28,774
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 01/31/30 (d)	399	400,995
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 01/31/30 (d)	320	319,915
		749,684
Semiconductors & Semiconductor Equipment — 0.6%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 07/06/29	575	574,856
MKS Instruments, Inc.
2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 08/17/29	709	708,711
2024 USD Term Loan B, 08/17/29 (i)	129	128,973
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.51%), 7.85%, 12/02/28	380	379,487
		1,792,027
Software — 12.0%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 02/24/31	2,006	2,019,583
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29	386	384,574
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.71%, 09/21/28	1,276	1,275,537
Cloud Software Group, Inc.
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/21/31	724	725,470
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 03/30/29	3,330	3,324,954
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.44%, 10/08/29	482	476,577
2021 Term Loan, (1-mo. CME Term SOFR + 3.85%), 9.19%, 10/08/28 (d)	522	521,609
Drake Software LLC, 2024 Term Loan B, 06/26/31 (d)(i)	363	359,370
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.96%, 02/04/28	173	173,617
Ellucian Holdings, Inc.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 13.44%, 10/09/28	1,075	1,076,752
2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.94%, 10/09/29	1,723	1,730,024
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 7.09%, 09/12/29	1,250	1,244,853
Security	Par (000)	Value
Software (continued)
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.84%, 12/01/27	$1,994	$ 2,002,697
Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 12/01/27	776	780,905
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 07/18/30	794	795,145
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 10/27/28	1,867	1,871,252
ION Trading Finance Ltd, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.35%, 04/01/28	306	305,705
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 03/01/29	2,165	2,159,874
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 6.25%), 9.59%, 02/23/29	625	620,437
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 05/03/28	1,673	1,669,963
Modena Buyer LLC, Term Loan, 07/01/31 (i)	523	509,763
Planview Parent, Inc., 2024 Term Loan, 12/17/27 (i)	149	148,416
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 08/31/28	2,045	2,046,267
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 04/24/28	2,047	1,986,906
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.96%, 04/23/29	1,695	1,648,491
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 08/01/27	793	795,272
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/09/31	581	581,438
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 02/10/31	2,151	2,157,696
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.09%, 07/20/28	144	143,901
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 04/14/31	1,279	1,281,024
		34,818,072
Specialty Retail — 0.8%
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.51%), 9.82%, 03/31/26 (d)	173	172,421
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 04/23/31	351	350,842
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/11/28	1,165	1,159,928
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 10/20/28	525	511,019
		2,194,210
Technology Hardware, Storage & Peripherals — 1.0%
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 08/31/28	2,918	2,923,071

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 03/08/30	$317	$ 317,517
Trading Companies & Distributors — 1.3%
Core & Main LP
2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 02/09/31	487	487,087
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/27/28	2,489	2,490,682
TMK Hawk Parent Corp. (d)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31	33	27,517
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.59%, 06/30/29	1,050	714,209
		3,719,495
Transportation Infrastructure — 0.2%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.69%, 12/15/26	515	512,653
Wireless Telecommunication Services — 0.5%
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 04/30/28	569	567,047
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 01/25/31	941	941,741
		1,508,788
Total Floating Rate Loan Interests — 125.0% (Cost: $365,802,325)		361,213,914

	Shares
Investment Companies
Equity Funds — 0.2%
Janus Henderson AAA CLO ETF	10,000	508,800
Fixed Income Funds — 2.1%
Invesco Senior Loan ETF	145,400	3,059,216
iShares 0-5 Year High Yield Corporate Bond ETF (k)	5,000	211,000
iShares iBoxx $ High Yield Corporate Bond ETF (k)	38,000	2,931,320
		6,201,536
Total Investment Companies — 2.3% (Cost: $6,673,523)		6,710,336

	Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust (d)(l)	$991	—
Industrial Conglomerates — 0.0%
Millennium Corp. Claim (d)(l)	930	—
Total Other Interests — 0.0% (Cost: $ — )		—

Security	Shares	Value
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00) (c)	1,675	$ —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00) (c)	617	11,004
Total Warrants — 0.0% (Cost: $ — )		11,004
Total Long-Term Investments — 133.7% (Cost: $393,018,030)		386,523,299
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (k)(m)	1,653,955	1,653,955
Total Short-Term Securities — 0.6% (Cost: $1,653,955)		1,653,955
Total Investments — 134.3% (Cost: $394,671,985)		388,177,254
Liabilities in Excess of Other Assets — (34.3)%		(99,094,730)
Net Assets — 100.0%		$ 289,082,524

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $425,715, representing 0.2% of its net assets as of period end, and an original cost of $663,082.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Perpetual security with no stated maturity date.
(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Rounds to less than 1,000.
(k)	Affiliate of the Trust.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ —	$ 1,653,955 (a)	$ —	$ —	$ —	$ 1,653,955	1,653,955	$ 7,522	$ —
iShares 0-5 Year High Yield Corporate Bond ETF	211,100	—	—	—	(100)	211,000	5,000	5,980	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,547,800	1,751,210	(385,757)	6,297	11,770	2,931,320	38,000	48,977	—
				$ 6,297	$ 11,670	$ 4,796,275		$ 62,479	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,764	GBP	55,000	Citibank N.A.	09/18/24	$ 199
USD	240,945	GBP	190,000	Goldman Sachs International	09/18/24	629
USD	253,764	GBP	200,000	HSBC Bank PLC	09/18/24	800
USD	297,964	GBP	235,000	JPMorgan Chase Bank N.A.	09/18/24	731
USD	228,299	GBP	180,000	Standard Chartered Bank	09/18/24	632
						$ 2,991
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V3	5.00%	Quarterly	12/20/27	CCC+	USD	2,729	$ 171,028	$ (30,458)	$ 201,486
CDX.NA.HY.40.V2	5.00	Quarterly	06/20/28	B-	USD	2,732	175,691	60,427	115,264
							$ 346,719	$ 29,969	$ 316,750

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps

Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 5.33%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	JPMorgan Chase Bank N.A.	N/A	09/20/24	USD	5,500	$ 71,905	$ (811)	$ 72,716

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ 60,427	$ (30,458)	$ 316,750	$ —
OTC Swaps	—	(811)	72,716	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 2,991	$ —	$ —	$ 2,991
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps (a)	—	316,750	—	—	—	—	316,750
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	—	—	72,716	—	72,716
	$ —	$ 316,750	$ —	$ 2,991	$ 72,716	$ —	$ 392,457
Liabilities — Derivative Financial Instruments
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	$ —	$ —	$ —	$ —	$ 811	$ —	$ 811

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 3,060	$ —	$ —	$ 3,060
Swaps	—	135,124	—	—	7,554	—	142,678
	$ —	$ 135,124	$ —	$ 3,060	$ 7,554	$ —	$ 145,738
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 9,279	$ —	$ —	$ 9,279
Swaps	—	5,508	—	—	32,271	—	37,779
	$ —	$ 5,508	$ —	$ 9,279	$ 32,271	$ —	$ 47,058
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ 1,047,277
Average amounts sold — in USD	$ — (a)
Credit default swaps:
Average notional value — sell protection	$ 5,461,700
Total return swaps:
Average notional value	$ 5,500,000

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)

Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$ 2,991	$ —
Swaps — centrally cleared	—	3,527
Swaps — OTC (a)	72,716	811
Total derivative assets and liabilities in the Statements of Assets and Liabilities	75,707	4,338
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(3,527)
Total derivative assets and liabilities subject to an MNA	$ 75,707	$ 811

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)(c)
Citibank N.A.	$ 199	$ —	$ —	$ —	$ 199
Goldman Sachs International	629	—	—	—	629
HSBC Bank PLC	800	—	—	—	800
JPMorgan Chase Bank N.A.	73,447	(811)	—	—	72,636
Standard Chartered Bank	632	—	—	—	632
	$ 75,707	$ (811)	$ —	$ —	$ 74,896

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)(d)
JPMorgan Chase Bank N.A.	$ 811	$ (811)	$ —	$ —	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 9,065,059	$ —	$ 9,065,059
Common Stocks
Automobile Components	20,329	—	—	20,329
Construction & Engineering	—	22,227	—	22,227
Energy Equipment & Services	—	—	—	—
Entertainment	—	—	224,272	224,272
Financial Services	—	221,800	445,277	667,077
Health Care Providers & Services	—	201,443	—	201,443
Household Products	—	—	—	—

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Industrial Conglomerates	$ —	$ —	$ 8	$ 8
Trading Companies & Distributors	—	—	127,676	127,676
Corporate Bonds	—	6,471,276	—	6,471,276
Fixed Rate Loan Interests	—	1,341,328	447,350	1,788,678
Floating Rate Loan Interests	—	350,904,232	10,309,682	361,213,914
Investment Companies	6,710,336	—	—	6,710,336
Other Interests	—	—	—	—
Warrants	11,004	—	—	11,004
Short-Term Securities
Money Market Funds	1,653,955	—	—	1,653,955
Unfunded Floating Rate Loan Interests (a)	—	—	737	737
	$ 8,395,624	$ 368,227,365	$ 11,555,002	$ 388,177,991
Derivative Financial Instruments (b)
Assets
Credit Contracts	$ —	$ 316,750	$ —	$ 316,750
Foreign Currency Exchange Contracts	—	2,991	—	2,991
Interest Rate Contracts	—	72,716	—	72,716
	$ —	$ 392,457	$ —	$ 392,457

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $90,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2023	$ 325,558	$ 26,858	$ —	$ 11,688,747	$ — (a)	$ 590	$ 12,041,753
Transfers into Level 3 (b)	8	—	—	3,930,157	—	—	3,930,165
Transfers out of Level 3 (c)	(147,398)	(26,858)	—	(4,776,493)	—	—	(4,950,749)
Accrued discounts/premiums	—	—	234	32,953	—	—	33,187
Net realized gain (loss)	—	—	—	(542,519)	—	—	(542,519)
Net change in unrealized appreciation (depreciation) (d)(e)	(206,579)	—	(8,284)	296,864	—	147	82,148
Purchases	825,644	—	455,400	7,144,032	—	—	8,425,076
Sales	—	—	—	(7,464,059)	—	—	(7,464,059)
Closing balance, as of June 30, 2024	$ 797,233	$ —	$ 447,350	$ 10,309,682	$ — (a)	$ 737	$ 11,555,002
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 (e)	$ (206,579)	$ —	$ (8,284)	$ (283,443)	$ —	$ 147	$ (498,159)

(a)	Rounds to less than $1.
(b)
As of December 31, 2023, the Trust used observable inputs in determining the value of certain investments. As of June 30, 2024, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2023, the Trust used significant unobservable inputs in determining the value of certain investments. As of June 30, 2024, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
(unaudited)
June 30, 2024

	BHK	HYT (a)	BTZ	BGT
ASSETS
Investments, at value — unaffiliated (b)	$ 896,000,915	$ 1,826,673,354	$ 1,617,775,107	$ 383,380,979
Investments, at value — affiliated (c)	5,865,155	32,289,200	10,963,298	4,796,275
Cash	362,905	1,868,026	1,082,103	—
Cash pledged:
Collateral — reverse repurchase agreements	1,033,836	—	1,684,293	—
Collateral — exchange-traded options written	—	—	1,320,000	—
Collateral — OTC derivatives	964,000	—	—	—
Futures contracts	1,967,000	177,000	3,456,000	—
Centrally cleared swaps	566,000	1,373,000	2,717,000	373,000
Foreign currency, at value (d)	478,830	905,244	1,467	—
Receivables:
Investments sold	1,653,193	11,524,912	4,108,401	9,048,438
Options written	—	—	870,388	—
Reverse repurchase agreements	264,977	—	806,453	—
Capital shares sold	—	796,067	—	114,596
Dividends — unaffiliated	24,339	59,663	—	—
Dividends — affiliated	28,492	5,676	56,240	1,781
Interest — unaffiliated	10,507,665	31,333,242	24,776,694	3,577,431
Variation margin on futures contracts	588,328	72,464	1,781,172	—
Variation margin on centrally cleared swaps	4,843	—	46,380	—
Swap premiums paid	5,841	47,066	—	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	19,324	75,354	4,764	2,991
OTC swaps	57,508	791,092	—	72,716
Unfunded floating rate loan interests	48	410	177	737
Deferred offering costs	154,199	189,164	—	192,470
Prepaid expenses	11,495	29,954	27,512	5,385
Total assets	920,558,893	1,908,210,888	1,671,477,449	401,566,799
LIABILITIES
Bank overdraft	—	—	—	2,662,242
Foreign bank overdraft (e)	—	—	—	226,096
Due to broker	358,254	—	—	—
Cash received as collateral for reverse repurchase agreements	125,000	—	—	—
Options written, at value (f)	—	—	843,150	—
Reverse repurchase agreements, at value	306,379,817	—	593,653,858	—
Payables:
Investments purchased	42,474,657	33,850,022	18,110,158	18,602,592
Reverse repurchase agreements	—	—	3,512,046	—
Accounting services fees	40,920	67,323	60,056	21,625
Bank borrowings	—	480,000,000	—	90,000,000
Custodian fees	21,774	19,389	27,588	9,147
Income dividend distributions	—	—	347,582	—
Interest expense	—	2,653,789	—	485,979
Investment advisory fees	349,323	919,384	833,261	231,233
Trustees ’ and Officer ’ s fees	206,885	588,521	719,947	172,883
Options written	—	—	1,496,555	—
Other accrued expenses	7,418	63,897	—	7,749
Professional fees	60,952	84,841	38,161	44,319
Reorganization costs	—	—	67,446	—
Transfer agent fees	35,710	53,343	47,260	16,072
Variation margin on futures contracts	1,405,197	—	412,233	—
Variation margin on centrally cleared swaps	—	9,172	—	3,527
Swap premiums received	873,504	545,537	—	811

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
	BHK	HYT (a)	BTZ	BGT
Unrealized depreciation on:
Forward foreign currency exchange contracts	408	—	—	—
OTC swaps	1,144	10,458	—	—
Total liabilities	352,340,963	518,865,676	620,169,301	112,484,275
Commitments and contingent liabilities
NET ASSETS	$ 568,217,930	$ 1,389,345,212	$ 1,051,308,148	$ 289,082,524
NET ASSETS CONSIST OF
Paid-in capital (g)(h)(i)	$ 735,855,771	$ 1,671,092,998	$ 1,195,243,185	$ 331,817,268
Accumulated loss	(167,637,841)	(281,747,786)	(143,935,037)	(42,734,744)
NET ASSETS	$ 568,217,930	$ 1,389,345,212	$ 1,051,308,148	$ 289,082,524
Net asset value	$ 10.51	$ 9.60	$ 11.27	$ 12.74
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost — unaffiliated	$947,790,595	$1,840,211,776	$1,645,202,926	$389,943,750
(c) Investments, at cost — affiliated	$5,865,155	$32,369,300	$10,963,298	$4,728,235
(d) Foreign currency, at cost	$499,192	$904,708	$1,469	$—
(e) Foreign bank overdraft, at cost	$—	$—	$—	$226,849
(f) Premiums received	$—	$—	$829,772	$—
(g) Shares outstanding	54,058,073	144,772,118	93,324,457	22,695,386
(h) Shares authorized	Unlimited	200 million	Unlimited	Unlimited
(i) Par value	$0.001	$ 0.10	$0.001	$0.001
See notes to financial statements.
Financial Statements

Statements of Operations
(unaudited)
Six Months Ended June 30, 2024

	BHK	HYT (a)	BTZ	BGT
INVESTMENT INCOME
Dividends — unaffiliated	$ 93,737	$ 1,103,531	$ 192,898	$ 133,427
Dividends — affiliated	185,695	63,641	272,118	62,479
Interest — unaffiliated	25,538,364	72,755,848	53,496,302	17,091,305
Other income — unaffiliated	148,413	1,436,057	394,059	221,664
Foreign taxes withheld	—	(106,137)	(31,248)	—
Total investment income	25,966,209	75,252,940	54,324,129	17,508,875
EXPENSES
Investment advisory	2,132,869	5,578,466	5,157,244	1,413,372
Professional	61,404	83,835	52,014	76,016
Accounting services	58,115	100,139	87,128	31,677
Transfer agent	43,962	64,992	53,428	21,643
Trustees and Officer	31,327	82,097	81,613	22,484
Custodian	29,795	24,975	34,027	13,414
Registration	9,277	24,570	16,049	4,190
Printing and postage	5,484	5,327	15,241	8,361
Miscellaneous	26,850	33,120	25,798	18,371
Total expenses excluding interest expense and fees	2,399,083	5,997,521	5,522,542	1,609,528
Interest expense and fees — unaffiliated	7,771,660	15,480,203	16,504,289	2,865,230
Total expenses	10,170,743	21,477,724	22,026,831	4,474,758
Less:
Fees waived and/or reimbursed by the Manager	(2,825)	(8,189)	(3,956)	(8,353)
Total expenses after fees waived and/or reimbursed	10,167,918	21,469,535	22,022,875	4,466,405
Net investment income	15,798,291	53,783,405	32,301,254	13,042,470
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,289,063)	5,450,276	(6,425,725)	(1,590,876)
Investments — affiliated	—	—	—	6,297
Forward foreign currency exchange contracts	204,468	1,279,730	56,064	3,060
Foreign currency transactions	(13,544)	(117,995)	(3,460)	(2,622)
Futures contracts	1,085,714	(472,260)	211,132	—
Options written	131	127,693	454,159	—
Swaps	(442,346)	1,985,752	(1,174,542)	142,678
	(454,640)	8,253,196	(6,882,372)	(1,441,463)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(13,387,669)	(13,259,941)	(16,202,348)	802,533
Investments — affiliated	—	(80,100)	—	11,670
Forward foreign currency exchange contracts	88,150	466,139	16,625	9,279
Foreign currency translations	(37,132)	(17,718)	(274)	2,022
Futures contracts	(5,366,488)	75,290	7,538,424	—
Options written	—	(51,791)	(272,505)	—
Swaps	276,220	(1,484,157)	(303,402)	37,779
Unfunded floating rate loan interests	4	410	57	147
	(18,426,915)	(14,351,868)	(9,223,423)	863,430
Net realized and unrealized loss	(18,881,555)	(6,098,672)	(16,105,795)	(578,033)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (3,083,264)	$ 47,684,733	$ 16,195,459	$ 12,464,437
(a) Consolidated Statement of Operations.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	BHK		HYT (a)
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 15,798,291	$ 30,495,756	$ 53,783,405	$ 98,034,200
Net realized gain (loss)	(454,640)	(43,069,479)	8,253,196	(91,289,423)
Net change in unrealized appreciation (depreciation)	(18,426,915)	67,835,399	(14,351,868)	195,807,750
Net increase (decrease) in net assets resulting from operations	(3,083,264)	55,261,676	47,684,733	202,552,527
DISTRIBUTIONS TO SHAREHOLDERS (b)
From net investment income	(24,182,859) (c)	(29,123,925)	(66,867,491) (c)	(98,129,727)
Return of capital	—	(19,226,456)	—	(35,266,158)
Decrease in net assets resulting from distributions to shareholders	(24,182,859)	(48,350,381)	(66,867,491)	(133,395,885)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	—	15,216,067	—
Reinvestment of distributions	501,442	—	4,711,649	—
Net increase in net assets derived from capital share transactions	501,442	—	19,927,716	—
NET ASSETS
Total increase (decrease) in net assets	(26,764,681)	6,911,295	744,958	69,156,642
Beginning of period	594,982,611	588,071,316	1,388,600,254	1,319,443,612
End of period	$ 568,217,930	$ 594,982,611	$ 1,389,345,212	$ 1,388,600,254

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets
 (continued)

	BTZ		BGT
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 32,301,254	$ 62,833,044	$ 13,042,470	$ 27,159,166
Net realized loss	(6,882,372)	(51,972,943)	(1,441,463)	(2,265,654)
Net change in unrealized appreciation (depreciation)	(9,223,423)	121,297,601	863,430	14,206,252
Net increase in net assets resulting from operations	16,195,459	132,157,702	12,464,437	39,099,764
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income	(46,979,532) (b)	(59,066,496)	(16,148,702) (b)	(27,396,917)
Return of capital	—	(35,061,131)	—	(1,235,218)
Decrease in net assets resulting from distributions to shareholders	(46,979,532)	(94,127,627)	(16,148,702)	(28,632,135)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	—	4,579,085	—
Reinvestment of distributions	—	—	367,040	—
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(1,823,893)	—	(624,592)
Net increase (decrease) in net assets derived from capital share transactions	—	(1,823,893)	4,946,125	(624,592)
NET ASSETS
Total increase (decrease) in net assets	(30,784,073)	36,206,182	1,261,860	9,843,037
Beginning of period	1,082,092,221	1,045,886,039	287,820,664	277,977,627
End of period	$ 1,051,308,148	$ 1,082,092,221	$ 289,082,524	$ 287,820,664

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows
(unaudited)
Six Months Ended June 30, 2024

	BHK	HYT (a)	BTZ	BGT
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$ (3,083,264)	$ 47,684,733	$ 16,195,459	$ 12,464,437
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	505,379,048	902,848,382	1,610,671,873	82,914,270
Purchases of long-term investments	(505,529,026)	(785,467,816)	(1,605,518,041)	(78,030,557)
Net proceeds from sales (purchases) of short-term securities	6,011,206	151,845	5,365,382	(1,645,239)
Amortization of premium and accretion of discount on investments and other fees	(1,218,400)	(6,289,273)	(945,219)	(405,949)
Paid-in-kind income	—	—	8,408	22,555
Premiums paid on closing options written	(95)	(7,707)	1,483,375	—
Premiums received from options written	227	33,197	84,213	—
Net realized (gain) loss on investments and options written	1,292,524	(5,576,756)	5,975,028	1,584,579
Net unrealized (appreciation) depreciation on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	13,284,916	13,552,994	16,458,183	(855,900)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	14,772	1,957	30,533	(1,583)
Dividends — unaffiliated	—	(59,663)	—	—
Interest — unaffiliated	3,947	1,109,774	(46,657)	732,076
Variation margin on futures contracts	(557,766)	(51,872)	(1,366,414)	—
Variation margin on centrally cleared swaps	3,315	—	(17,306)	—
Swap premiums paid	928	(14,926)	—	—
Prepaid expenses	(6,501)	(17,733)	(17,642)	(2,664)
Deferred offering costs.	(2,000)	4,247	—	39,281
Increase (Decrease) in Liabilities
Due to broker	358,254	—	—	—
Cash received
Collateral — reverse repurchase agreements	(8,095,490)	—	(12,629,943)	—
Collateral — OTC derivatives	—	(950,000)	—	—
Collateral — TBA commitments	(269,000)	—	—	—
Payables
Accounting services fees	(2,194)	(893)	(3,450)	(760)
Custodian fees	193	(1,333)	(2,467)	354
Interest expense	1,844,387	(532,463)	1,224,222	(44,259)
Investment advisory fees	(24,367)	(77,521)	(34,127)	(10,967)
Trustees ’ and Officer ’ s fees	(38,353)	(58,844)	(106,640)	(40,943)
Other accrued expenses	(54,402)	(51,798)	(100,335)	(4,619)
Professional fees	(20,298)	(36,285)	(11,366)	(29,271)
Reorganization costs	—	—	67,446	—
Transfer agent fees	16,845	26,811	22,364	5,364
Variation margin on futures contracts	997,680	—	412,233	—
Variation margin on centrally cleared swaps	—	(30,818)	—	1,785
Swap premiums received	(8,123)	395,112	—	(16,860)
Net cash provided by operating activities	10,298,963	166,583,351	37,199,112	16,675,130
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(23,681,417)	(62,155,842)	(46,631,950)	(15,781,662)
Payments for offering costs	—	—	—	(35,649)
Payments for bank borrowings	—	(575,000,000)	—	(65,000,000)
Proceeds from bank borrowings	—	459,000,000	—	58,000,000
Increase (decrease) in bank overdraft	—	(27,326)	(29,565)	1,642,692
Proceeds from issuance of capital shares	—	14,420,000	—	4,464,489
Net borrowing of reverse repurchase agreements	11,462,531	—	4,305,803	—
Net cash used for financing activities	(12,218,886)	(163,763,168)	(42,355,712)	(16,710,130)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(32,430)	552	(12)	—
Financial Statements

Statements of Cash Flows
(unaudited) (continued)
Six Months Ended June 30, 2024
	BHK	HYT (a)	BTZ	BGT
CASH AND FOREIGN CURRENCY
Net increase (decrease) in restricted and unrestricted cash and foreign currency	$ (1,952,353)	$ 2,820,735	$ (5,156,612)	$ (35,000)
Restricted and unrestricted cash and foreign currency at beginning of period	7,324,924	1,502,535	15,417,475	408,000
Restricted and unrestricted cash and foreign currency at end of period	$ 5,372,571	$ 4,323,270	$ 10,260,863	$ 373,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$ 5,927,273	$ 16,012,666	$ 15,280,067	$ 2,909,489
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$ 501,442	$ 4,711,649	$ —	$ 367,040
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$ 362,905	$ 1,868,026	$ 1,082,103	$ —
Cash pledged
Collateral — reverse repurchase agreements	1,033,836	—	1,684,293	—
Collateral — exchange-traded options written	—	—	1,320,000	—
Collateral — OTC derivatives	964,000	—	—	—
Futures contracts	1,967,000	177,000	3,456,000	—
Centrally cleared swaps	566,000	1,373,000	2,717,000	373,000
Foreign currency at value	478,830	905,244	1,467	—
	$ 5,372,571	$ 4,323,270	$ 10,260,863	$ 373,000

(a)	Consolidated Statement of Cash Flows.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

BHK
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 09/01/19 to 12/31/19	Year Ended 08/31/19

Net asset value, beginning of period	$ 11.02	$ 10.89	$ 15.47	$ 16.45	$ 15.32	$ 15.79	$ 14.08
Net investment income (a)	0.29	0.56	0.64	0.72	0.72	0.22	0.66
Net realized and unrealized gain (loss)	(0.35)	0.47	(4.40)	(0.65)	1.24	(0.36)	1.82
Net increase (decrease) from investment operations	(0.06)	1.03	(3.76)	0.07	1.96	(0.14)	2.48
Distributions (b)
From net investment income	(0.45) (c)	(0.54)	(0.69)	(0.80)	(0.64)	(0.27)	(0.73)
From net realized gain	—	—	(0.11)	(0.25)	(0.19)	(0.04)	(0.04)
Return of capital	—	(0.36)	(0.02)	—	—	(0.02)	—
Total distributions	(0.45)	(0.90)	(0.82)	(1.05)	(0.83)	(0.33)	(0.77)
Net asset value, end of period	$ 10.51	$ 11.02	$ 10.89	$ 15.47	$ 16.45	$ 15.32	$ 15.79
Market price, end of period	$ 10.65	$ 10.91	$ 10.38	$ 16.51	$ 16.30	$ 14.58	$ 14.56
Total Return (d)
Based on net asset value	(0.52)% (e)	10.12%	(24.44)%	0.50% (f)	13.24%	(0.75)% (e)	18.86%
Based on market price	1.82% (e)	14.38%	(32.52)%	8.25%	17.90%	2.43% (e)	20.09%
Ratios to Average Net Assets (g)
Total expenses	3.56% (h)	3.69%	1.95%	0.85%	0.91%	1.42% (h)(i)	1.72%
Total expenses after fees waived and/or reimbursed	3.56% (h)	3.69%	1.95%	0.85%	0.90%	1.42% (h)	1.72%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.84% (h)	0.88%	0.90%	0.81%	0.75%	0.79% (h)	0.77%
Net investment income	5.53% (h)	5.23%	5.13%	4.50%	4.52%	4.15% (h)	4.63%
Supplemental Data
Net assets, end of period (000)	$ 568,218	$ 594,983	$ 588,071	$ 835,314	$ 886,970	$ 826,349	$ 851,650
Borrowings outstanding, end of period (000)	$ 306,380	$ 292,808	$ 387,219	$ 405,522	$ 296,921	$ 271,749	$ 273,621
Portfolio turnover rate (j)	57%	133%	104%	54%	69%	21%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.45%.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 09/01/19 to 12/31/19	Year Ended 08/31/19

Portfolio turnover rate (excluding MDRs)	37%	81%	76%	34%	55%	11%	27%
See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

HYT (a)
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 09/01/19 to 12/31/19	Year Ended 08/31/19

Net asset value, beginning of period	$ 9.73	$ 9.25	$ 11.99	$ 11.95	$ 11.91	$ 11.82	$ 11.90
Net investment income (b)	0.38	0.69	0.67	0.76	0.79	0.25	0.79
Net realized and unrealized gain (loss)	(0.04)	0.72	(2.42)	0.21	0.18	0.22	(0.01)
Net increase (decrease) from investment operations	0.34	1.41	(1.75)	0.97	0.97	0.47	0.78
Distributions (c)
From net investment income	(0.47) (d)	(0.68)	(0.60)	(0.80)	(0.82)	(0.35)	(0.86)
Return of capital	—	(0.25)	(0.26)	(0.13)	(0.11)	(0.03)	—
Total distributions	(0.47)	(0.93)	(0.86)	(0.93)	(0.93)	(0.38)	(0.86)
Dilutive effect of rights offer (Note 11)	—	—	(0.13)	—	—	—	—
Net asset value, end of period	$ 9.60	$ 9.73	$ 9.25	$ 11.99	$ 11.95	$ 11.91	$ 11.82
Market price, end of period	$ 9.69	$ 9.43	$ 8.74	$ 12.34	$ 11.43	$ 11.20	$ 10.51
Total Return (e)
Based on net asset value	3.56% (f)	16.80%	(15.71)%	8.42%	9.57%	4.28% (f)	8.06%
Based on market price	7.85% (f)	19.80%	(22.62)%	16.66%	11.45%	10.28% (f)	6.86%
Ratios to Average Net Assets (g)
Total expenses	3.14% (h)	3.35%	1.89%	1.35%	1.50%	1.92% (h)(i)	2.19%
Total expenses after fees waived and/or reimbursed	3.14% (h)	3.35%	1.89%	1.34%	1.49%	1.92% (h)	2.19%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.88% (h)	0.91%	0.91%	0.93%	0.94%	0.93% (h)	0.92%
Net investment income	7.86% (h)	7.34%	6.61%	6.30%	7.06%	6.39% (h)	6.87%
Supplemental Data
Net assets, end of period (000)	$ 1,389,345	$ 1,388,600	$ 1,319,444	$ 1,465,171	$ 1,456,907	$ 1,451,868	$ 1,440,436
Borrowings outstanding, end of period (000)	$ 480,000	$ 596,000	$ 529,000	$ 647,000	$ 685,000	$ 607,000	$ 486,000
Asset coverage, end of period per $1,000 of bank borrowings (j)	$ 3,894	$ 3,330	$ 3,494	$ 3,265	$ 3,127	$ 3,392	$ 3,965
Portfolio turnover rate	43%	62%	45%	54%	82%	20%	64%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.95%.
(j)
Calculated by subtracting the Trust
’
s total liabilities (not including bank borrowings) from the Trust
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BTZ
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 11/01/19 to 12/31/19	Year Ended 10/31/19

Net asset value, beginning of period	$ 11.59	$ 11.19	$ 15.10	$ 15.71	$ 14.97	$ 14.94	$ 13.72
Net investment income (a)	0.35	0.67	0.77	0.85	0.84	0.13	0.79
Net realized and unrealized gain (loss)	(0.17)	0.74	(3.76)	(0.45)	0.91	0.15	1.25
Net increase (decrease) from investment operations	0.18	1.41	(2.99)	0.40	1.75	0.28	2.04
Distributions (b)
From net investment income	(0.50) (c)	(0.63)	(0.70)	(0.86)	(0.85)	(0.23)	(0.79)
Return of capital	—	(0.38)	(0.22)	(0.15)	(0.16)	(0.02)	(0.03)
Total distributions	(0.50)	(1.01)	(0.92)	(1.01)	(1.01)	(0.25)	(0.82)
Net asset value, end of period	$ 11.27	$ 11.59	$ 11.19	$ 15.10	$ 15.71	$ 14.97	$ 14.94
Market price, end of period	$ 10.71	$ 10.32	$ 10.10	$ 15.05	$ 14.71	$ 13.98	$ 13.55
Total Return (d)
Based on net asset value	1.93% (e)	14.24%	(19.50)%	2.73%	12.78%	2.02% (e)	16.17%
Based on market price	8.78% (e)	12.70%	(27.10)%	9.36%	13.07%	5.05% (e)	23.34%
Ratios to Average Net Assets (f)
Total expenses	4.18% (g)	3.98%	1.79%	1.12%	1.35%	1.68% (g)(h)	2.26%
Total expenses after fees waived and/or reimbursed	4.18% (g)	3.97%	1.79%	1.12%	1.35%	1.68% (g)	2.25%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.05% (g)	1.03%	0.94%	0.94%	0.94%	0.92% (g)	1.08%
Net investment income	6.13% (g)	5.99%	6.22%	5.49%	5.69%	5.29% (g)	5.57%
Supplemental Data
Net assets, end of period (000)	$ 1,051,308	$ 1,082,092	$ 1,045,886	$ 1,412,147	$ 1,468,153	$ 1,554,828	$ 1,551,243
Borrowings outstanding, end of period (000)	$ 593,654	$ 590,829	$ 589,324	$ 587,017	$ 614,172	$ 577,231	$ 568,461
Portfolio turnover rate (i)	91%	155%	42%	20%	34%	2%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.70%.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 11/01/19 to 12/31/19	Year Ended 10/31/19

Portfolio turnover rate (excluding MDRs)	62%	93%	42%	20%	34%	2%	18%
See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BGT
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 11/01/19 to 12/31/19	Year Ended 10/31/19

Net asset value, beginning of period	$ 12.90	$ 12.43	$ 13.44	$ 13.40	$ 14.10	$ 13.95	$ 14.33
Net investment income (a)	0.58	1.22	0.82	0.65	0.66	0.12	0.80
Net realized and unrealized gain (loss)	(0.02)	0.53	(1.08)	0.17	(0.47)	0.26	(0.37)
Net increase (decrease) from investment operations	0.56	1.75	(0.26)	0.82	0.19	0.38	0.43
Distributions (b)
From net investment income	(0.72) (c)	(1.22)	(0.75)	(0.66)	(0.69)	(0.23)	(0.81)
Return of capital	—	(0.06)	—	(0.12)	(0.20)	—	—
Total distributions	(0.72)	(1.28)	(0.75)	(0.78)	(0.89)	(0.23)	(0.81)
Net asset value, end of period	$ 12.74	$ 12.90	$ 12.43	$ 13.44	$ 13.40	$ 14.10	$ 13.95
Market price, end of period	$ 12.76	$ 12.38	$ 10.94	$ 13.99	$ 11.79	$ 12.87	$ 12.42
Total Return (d)
Based on net asset value	4.48% (e)	15.69%	(1.32)%	6.43%	2.83%	2.89% (e)	4.00%
Based on market price	9.04% (e)	26.14%	(16.56)%	25.91%	(0.88)%	5.48% (e)	4.31%
Ratios to Average Net Assets (f)
Total expenses	3.13% (g)	3.04%	2.20%	1.61%	1.72%	2.11% (g)	2.41%
Total expenses after fees waived and/or reimbursed	3.13% (g)	3.03%	2.20%	1.60%	1.70%	2.11% (g)	2.41%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.12% (g)	1.09%	1.17%	1.19%	1.17%	1.28% (g)	1.16%
Net investment income	9.13% (g)	9.57%	6.40%	4.82%	5.13%	5.23% (g)	5.68%
Supplemental Data
Net assets, end of period (000)	$ 289,083	$ 287,821	$ 277,978	$ 300,712	$ 300,126	$ 323,708	$ 321,091
Borrowings outstanding, end of period (000)	$ 90,000	$ 97,000	$ 91,000	$ 143,000	$ 129,000	$ 130,000	$ 123,000
Asset coverage, end of period per $1,000 of bank borrowings (h)	$ 4,212	$ 3,967	$ 4,055	$ 3,103	$ 3,327	$ 3,490	$ 3,610
Portfolio turnover rate	23%	25%	16%	50%	65%	6%	53%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Calculated by subtracting the Trust
’
s total liabilities (not including bank borrowings) from the Trust
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Core Bond Trust	BHK	Delaware	Diversified
BlackRock Corporate High Yield Fund, Inc.	HYT	Maryland	Diversified
BlackRock Credit Allocation Income Trust	BTZ	Delaware	Diversified
BlackRock Floating Rate Income Trust	BGT	Delaware	Diversified
The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:

The accompanying consolidated financial statements of HYT include the accounts of HYT Subsidiary LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of HYT. The Taxable Subsidiary enables HYT to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for HYT. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for HYT. Taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Consolidated Statement of Assets and Liabilities. HYT may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $8,042, which is less than 0.1% of HYT’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to HYT.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment

Transactions and Income Recognition:

For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.

Realized gains and losses on investment transactions are determined using the specific identification method.

Dividend income and capital gain distributions, if any, are
recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.

Dividends from foreign securities where the ex-dividend
dates may have passed are subsequently recorded when the Trusts are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation:
Each

Trust’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each

Trust

does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each

Trust reports realized currency gains (losses) on foreign
currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Each

Trust has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for
U.S. federal income tax purposes.
Foreign Taxes:
The Trusts may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each

Trust
invests. These foreign taxes, if any, are paid by each

Trust and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

The Trusts file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Trusts may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:
The

Trusts had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Trusts are obligated to
repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization:
If required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:

Distributions from net investment income are declared and paid monthly.

Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.

The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan:

Under the Deferred Compensation Plan (the “Plan”) approved by each Trust
’
s Board, the trustees who are not “interested persons” of the
Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock
Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees
’
and Officer
’
s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications:
In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust
’
s
maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.
Other:

Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment

Valuation Policies:

Each

Trust
’
s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Trust
is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each

Trust’s Manager as the valuation
designee for each

Trust. Each

Trust determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies:
The following methods and inputs are used to establish the fair value of each Trust
’
s assets and liabilities:
•
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask
(short positions) price.
•
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

•
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Trusts use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued
Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company ’ s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Trust. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Trust could receive upon the sale of the investment.
Fair Value Hierarchy:
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access;
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

•
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee
’
s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.

The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of  June 30, 2024, certain investments of HYT were fair valued using NAV as a practical expedient  as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities:
Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations:
Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances.
Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities:
Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

Stripped Mortgage-Backed Securities:
Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds:

Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities:
Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks:
Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants:
Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests:
Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Trusts may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations,
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Trusts had the following unfunded floating rate loan interests:

Trust Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BHK	Groundworks, LLC	$ 11,881	$ 11,822	$ 11,870	$ 48
					$ 48
HYT	Groundworks, LLC	$ 101,053	$ 100,548	$ 100,958	$ 410
					$ 410
BTZ	Action Environmental Group, Inc.	$ 11,999	$ 11,909	$ 12,059	150
	Epicor Software Corp.	12,913	12,933	12,960	27
					$ 177
BGT	Action Environmental Group, Inc.	$ 58,993	$ 58,551	$ 59,288	$ 737
					$ 737
Forward Commitments, When-Issued and Delayed Delivery Securities:
The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date.
Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts
’
maximum amount of loss is the unrealized appreciation of
unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the

Trusts to make future cash payments. An unfunded
commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of
Operations.
TBA Commitments:
TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master
Securities Forward Transaction Agreements (each, an “MSFTA”).

An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions:

The Trusts may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions.
Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements:
Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes.
During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

For the six months ended June 30, 2024, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Trusts were as follows:

Trust Name	Average Amount Outstanding	Weighted Average Interest Rate
BHK	$ 285,483,057	5.46%
BTZ	615,211,576	5.39
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of BHK and BTZ’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Trust Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount (b)
BHK
Barclays Bank PLC	$ (2,350,184)	$ 2,350,184	$ —	$ —
Barclays Capital, Inc.	(12,194,577)	12,194,577	—	—
BNP Paribas SA	(146,368,014)	146,193,656	174,358	—
BofA Securities, Inc.	(29,239,771)	29,239,771	—	—
Cantor Fitzgerald & Co.	(383,465)	383,465	—	—
Daiwa Capital Markets America, Inc	(20,002)	20,002	—	—
Goldman Sachs & Co. LLC	(13,077,848)	13,077,848	—	—
J.P. Morgan Securities LLC	(6,102,524)	6,102,524	—	—
Merrill Lynch International	(161,894)	161,894	—	—
Nomura Securities International, Inc.	(69,143,168)	68,571,921	571,247	—
RBC Capital Markets, LLC	(821,295)	821,295	—	—
TD Securities (USA) LLC	(16,277,933)	16,277,933	—	—
U.S. Bancorp Investments, Inc.	(10,239,142)	10,146,003	—	(93,139)
	$ (306,379,817)	$ 305,541,073	$ 745,605	$ (93,139)

(a)
Net collateral, including accrued interest, if any, with a value of $318,464,653 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Trust Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount (b)
BTZ
Barclays Capital, Inc.	$ (32,594,560)	$ 32,594,560	$ —	$ —
BNP Paribas SA	(66,071,699)	66,071,699	—	—
BofA Securities, Inc.	(197,938,863)	197,938,863	—	—
Goldman Sachs & Co. LLC	(5,368,815)	5,368,815	—	—
J.P. Morgan Securities LLC	(12,481,108)	12,481,108	—	—
Morgan Stanley & Co. International PLC	(864,752)	864,752	—	—
Nomura Securities International, Inc.	(25,892,397)	25,892,397	—	—
RBC Capital Markets, LLC	(38,511,553)	38,511,553	—	—
TD Securities (USA) LLC	(205,162,207)	205,162,207	—	—
U.S. Bancorp Investments, Inc.	(8,767,904)	8,422,094	—	(345,810)
	$ (593,653,858)	$ 593,308,048	$ —	$ (345,810)

(a)
Net collateral, including accrued interest, if any, with a value of $646,933,387 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts:
Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts
: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s)

reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
The Trust
’
s

risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Trust.
Options:
The Trusts may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trusts write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps:
Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Trusts and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements

of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the
Trusts
’

basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the
Trusts
’
counterparty on the swap. Each

Trust is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each

Trust is required to
deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities.
Pursuant to the contract, each

Trust agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Trusts

may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will
either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Trusts receive payment from or make a payment to the counterparty.
•
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements:
In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Trust may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a

Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a

Trust may, under certain circumstances, offset with the
counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements:
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trusts and the counterparty.
Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trusts.  Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the counterparty
is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A

Trust

generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trusts from the counterparties are not fully collateralized, each

Trust

bears the risk of loss
from counterparty non-performance. Likewise, to the extent the

Trusts

have

delivered collateral to a counterparty and stand

ready to perform under the terms of
their

agreement with such counterparty,  each

Trust

bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

For financial reporting purposes, the Trusts do

not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory:
Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts
’
investment adviser and an indirect, wholly-owned subsidiary
of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust
’
s portfolio and
provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.
For such services, BHK, BTZ and BGT pays the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of the Trust
’
s
managed assets.

	BHK	BTZ	BGT
Investment advisory fees	0.50%	0.62%	0.75%
For purposes of calculating these fees, “managed assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
For such services, HYT pays the Manager a monthly fee at an annual rate equal to 0.60% of the average daily value of HYT’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage.
For purposes of calculating this fee, “net assets” means the total assets of the Trust minus the sum of its accrued liabilities.
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable
Subsidiary for providing investment management or administrative services. However, HYT pays the Manager based on HYT’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the Taxable Subsidiary.
With respect to each Trust, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and, with respect to BHK and BTZ,
BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Trust for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Trust to the Manager.
Distribution Fees:
BHK, HYT and BGT has entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of BHK, HYT and BGT common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”).
Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of BHK, HYT and BGT’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended June 30, 2024 amounted to $0, $30,754 and $9,262 for each of BHK, HYT and BGT, respectively.
Expense Waivers and Reimbursements:

With respect to each

Trust, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each

Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2025.

The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a

Trust.

These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the six months ended June 30, 2024, the amounts waived were as follows:

Trust Name	Fees Waived and/or Reimbursed by the Manager
BHK	$ 2,825
HYT	768
BTZ	3,956
BGT	106
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each

Trust
’
s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts
’
Independent Trustees. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Trust Name	Fees Waived and/or Reimbursed by the Manager
HYT	$ 7,421
BGT	8,247
Trustees and Officers:

Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts
’
Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

7.

PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:

	U.S. Government Securities		Other Securities
Trust Name	Purchases	Sales	Purchases	Sales
BHK	$ 406,977,102	$ 380,354,739	$ 104,494,043	$ 119,535,887
HYT	—	—	810,533,081	905,368,016
BTZ	1,271,413,581	1,343,643,901	271,846,120	270,441,553
BGT	—	—	90,144,094	89,304,502
For the six months

ended June 30, 2024, purchases and sales related to mortgage dollar rolls were as follows:

Trust Name	Purchases	Sales
BHK	$ 177,956,351	$ 177,937,341
BTZ	484,848,440	484,752,926
8.
INCOME TAX INFORMATION
It is each

Trust
’
s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required, except with respect to any taxes related to the Taxable
Subsidiaries.
Each

Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each

Trust
’
s
U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each

Trust
’
s state and local tax returns may remain
open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Trusts as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts
’
financial statements.
As of December 31, 2023, the Trusts had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

Trust Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
BHK	$ (99,713,074)	$ (157,383)
HYT	(257,494,631)	—
BTZ	(93,705,915)	(62,503)
BGT	(31,648,106)	—
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BHK	$ 954,822,561	$ 12,088,433	$ (65,571,849)	$ (53,483,416)
HYT	1,876,314,677	44,480,399	(61,034,999)	(16,554,600)
BTZ	1,661,147,058	36,396,110	(71,844,641)	(35,448,531)
BGT	394,856,690	3,039,313	(9,326,292)	(6,286,979)
9.
BANK BORROWINGS
HYT and BGT

are party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to HYT and BGT. As of period end, HYT and BGT have not received any
notice to terminate. HYT and BGT

have granted a security interest in substantially all of their assets to SSB.
The SSB Agreement allows for the following maximum commitment amounts:

Trust Name	Commitment Amounts
HYT	$ 758,000,000
BGT	157,000,000
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

Advances will be made by SSB to HYT and BGT at HYT and BGT’s option of (a) Daily Simple SOFR plus 0.80% or (b) One Month Term SOFR plus 0.80%. SOFR and One
Month Term SOFR are subject to a 0% floor.
In addition, HYT and BGT paid a commitment fee (based on the daily unused portion of the commitments). Advances to HYT and BGT as of period end, if any, are shown in the Statements of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.
HYT and BGT may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding borrowings is less than 300%.
For the six months ended June 30, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

Trust Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate
HYT	$ 617,000,000	$ 493,483,516	6.22%
BGT	99,000,000	91,692,308	6.22
10.
PRINCIPAL RISKS
In the normal course of business, the Trusts

invest in securities or other instruments and may enter into certain transactions, and such activities subject each

Trust to various
risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments.
Illiquidity Risk:
 Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk:

Each

Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each

Trust to reinvest in lower yielding securities. Each

Trust

may also be exposed to reinvestment risk, which is the risk
that income from each

Trust’s portfolio will decline if each

Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each

Trust portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk:
The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A

Trust may invest in illiquid investments. An illiquid investment is any investment that a

Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A

Trust may experience difficulty in selling illiquid
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each

Trust’s NAV to experience significant
increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a

Trust may lose value, regardless of the
individual results of the securities and other instruments in which a

Trust invests.
The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust
’
s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust
’
s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Trust
’
s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:

The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)
entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts
’
exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each

Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each

Trust

deposits
collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each

Trust’s portfolio are disclosed in its Schedule of Investments.
The

Trusts invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The

Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trusts may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Trusts
’
performance.
The

Trusts invest a significant portion of their assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
Certain

Trusts

invest

a significant portion of  their

assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk
: The Trusts may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Trusts is uncertain.
11.

CAPITAL SHARE TRANSACTIONS
BHK, BTZ and BGT is authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares.
HYT is authorized to issue
200 million shares, par value $0.10, all of which were initially classified as Common Shares.
 The Board is authorized, however, to reclassify any unissued Common Shares to
Preferred Shares without the approval of Common Shareholders.
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

Common Shares
BHK, HYT and BGT have filed a prospectus with the SEC allowing them to issue an additional 15,000,000, 40,000,000 and 11,000,000 Common Shares, respectively, through an equity shelf program (a “Shelf Offering”). Under the Shelf Offering, BHK, HYT and BGT, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Trust’s NAV per Common Share (calculated within 48 hours of pricing).  As of period end June 30, 2024, 15,000,000, 38,417,553 and 10,648,865 Common Shares, respectively, remain available for issuance under the Shelf Offering. During the period ended
June 30, 2024, BHK, HYT and BGT issued 0, 1,582,447 and 351,135 shares, respectively, under the Shelf Offering. See Additional Information - Shelf Offering Program for
additional information.
Initial costs incurred by BHK, HYT and BGT in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended	Year Ended
Trust Name	06/30/24	12/31/23
BHK	47,371	—
HYT	489,751	—
BGT	28,614	—
The Trusts participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2023 through November 30, 2024, each Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30,
2023, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Trust’s NAV. There is no assurance that the
Trusts will purchase shares in any particular amounts.

For the six months ended June 30, 2024, the Trusts did not repurchase any shares.
For the six months ended June 30, 2024, shares issued and outstanding remained constant for BTZ.
For the year ended December 31, 2023, shares issued and outstanding decreased by 182,646 and 55,022 as a result of share repuchase for BTZ and BGT respectively.
For the year ended December 31, 2023, shares issued and outstanding remained constant for BHK and HYT.
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Trusts
’

financial statements was completed through the date the financial statements were issued and the following items were noted:
The Trusts declared and paid or will pay distributions to Common Shareholders as follows:

Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BHK	07/01/24	07/15/24	07/31/24	$ 0.074600
	08/01/24	08/15/24	08/30/24	0.074600
HYT	07/01/24	07/15/24	07/31/24	0.077900
	08/01/24	08/15/24	08/30/24	0.077900
BTZ	07/01/24	07/15/24	07/31/24	0.083900
	08/01/24	08/15/24	08/30/24	0.083900
BGT	07/01/24	07/15/24	07/31/24	0.120280
	08/01/24	08/15/24	08/30/24	0.120280

2024
BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Boards of Directors/Trustees, as applicable  (collectively, the “Board,” the members of which are referred to as “Board Members”) of BlackRock Core Bond Trust (“BHK”),
BlackRock Corporate High Yield Fund, Inc. (“HYT”),  BlackRock Credit Allocation Income Trust (“BTZ”) and BlackRock Floating Rate Income Trust (“BGT”)  (collectively, the
“Funds” and each, a “Fund”) met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each Fund and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager, BlackRock International Limited (“BIL”) and each Fund and
(2) the Manager, BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”) and each of BHK and BTZ. The Manager and the Sub-Advisors are referred to herein as “BlackRock.”  The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each
Fund on an annual basis. The Board members who are not “interested persons” of each Fund, as defined in the 1940 Act, are considered independent Board members (the
“Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services;
accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each
Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to each Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; and (o) each Fund’s market discount/premium compared to peer funds.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services

Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each
Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, registration statements in connection with BHK’s, HYT’s and BGT’s equity shelf programs, and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of each Fund; (iii) oversight of daily accounting and pricing;
(iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each
Fund and its shareholders.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. The performance information is based on net asset value (“NAV”), and utilizes Lipper data. Lipper’s methodology calculates a fund’s total return assuming distributions are reinvested on the ex-date at a fund’s ex-date NAV.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and certain performance metrics (“Performance Metrics”). The Board and its Performance
Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers
(for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered BHK’s performance relative to BHK’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BHK generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BHK, and that
BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered HYT’s performance relative to HYT’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, HYT generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for HYT, and that
BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BTZ’s performance relative to BTZ’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BTZ generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BTZ, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BTZ’s underperformance relative to the Performance Metrics.

2024
BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

The Board reviewed and considered BGT’s performance relative to BGT’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BGT generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BGT, and that
BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of each Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of each Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that BHK’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that HYT’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BTZ’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Expense Peers.
The Board noted that BGT’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase.  The Board considered multiple factors, including the advisory fee rate and breakpoints, and fee waivers, as applicable. The Board considered each
Fund’s asset levels and whether the current fee was appropriate.
Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception. The Board noted that although each of BHK, HYT and BGT may from time-to-time make additional share offerings pursuant to its equity shelf program, the growth of each of BHK’s, HYT’s and BGT’s assets will occur primarily through the appreciation of its investment portfolio.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, securities lending and cash management services. With respect to securities lending, during the year the Board also considered
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered
BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock funds; and efforts to reduce fund discounts, including continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2025 , and the Sub-Advisory Agreements among (1) the Manager, BIL and each Fund and (2) the Manager, BRS and each of BHK and BTZ for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board
Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024
BlackRock Semi-Annual Report to Shareholders

Additional Information

Trust Certification
The Trusts

are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Trusts do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Trust management will consider ESG factors as part of the investment process for the Trusts. Trust management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Trusts
’
particular investment strategies and
may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The
ESG characteristics utilized in the Trusts
’
investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Trusts
’
exposure to certain companies or industries. While Trust management views ESG considerations as having the potential to contribute to the Trusts
’
long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Trust’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Trust employs a managed distribution plan (the "Plan"), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Trust.

The distributions paid by each Trust for any particular month may be more or less than the amount of net investment income earned by each Trust during such month.
Furthermore, the final tax characterization of distributions is determined after the year-end of each Trust and is reported in each Trust’s annual report to shareholders.
Distributions can be characterized as ordinary income, capital gains and/or return of capital.  Each Trust’s taxable net investment income and net realized capital gains
(“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Trust’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.

A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.

Such distributions, under certain circumstances, may exceed a Trust’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the  Trust’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Trust’s expense ratio and reducing the amount of assets the Trust has available for long term investment.
General Information
BTZ does not make available copies of its Statements of Additional Information because BTZ
’
s shares are not continuously offered, which means that the Statement of
Additional Information of BTZ has not been updated after completion of BTZ’s offerings and the information contained in BTZ’s Statement of Additional Information may have become outdated.
BHK
’
s, HYT
’
s and BGT
’
s Statement of Additional Information includes additional information about the Board and is available, without charge upon request by calling (800) 882-0052.
The following information is a summary of certain changes since December 31, 2023. This information may not reflect all of the changes that have occurred since you purchased the relevant Trust.
Except if noted otherwise herein, there were no changes to the Trusts
’
charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at
blackrock.com
. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and, for BHK, HYT and BGT only, prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and, for BHK, HYT and BGT only, prospectuses, are available on BlackRock’s website.
To enroll in electronic delivery:
Additional Information

Additional Information
(continued)

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Trusts will mail only one copy of shareholder documents, including for BHK, HYT and BGT only, prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Trusts file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The
Trusts
’
Forms N-PORT are available on the SEC’s website at
sec.gov
. Additionally, each Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at
blackrock.com/fundreports
.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities and information about how the Trusts voted proxies relating to securities held in the Trusts
’
portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
882-0052; (2) on the BlackRock website at
blackrock.com
; and (3) on the SEC’s website at
sec.gov
.
Availability of Trust Updates
BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of
blackrock.com
as well as
certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Shelf Offering Program
From time to time, BHK, HYT and BGT may seek to raise additional equity capital through a Shelf Offering.  In a Shelf Offering, BHK, HYT and BGT may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above BHK
’
s, HYT
’
s and BGT
’
s  net asset
value (“NAV”) per Common Share (calculated within 48 hours of pricing).  While any such Shelf Offering may allow BHK, HYT and BGT to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.
BHK, HYT and BGT filed final prospectuses with the SEC in connection with its Shelf Offering on February 9, 2022, December 29, 2022 and January 3,2023, respectively. This report and the prospectuses of BHK, HYT and BGT are not offers to sell BHK, HYT and BGT Common Shares or solicitations of an offer to buy BHK, HYT and BGT Common
Shares in any jurisdiction where such offers or sales are not permitted. The prospectuses of BHK, HYT and BGT contain important information about BHK, HYT and BGT, including their investment objectives, risks, charges and expenses. Investors are urged to read the prospectuses of BHK, HYT and BGT carefully and in their entirety before investing. Copies of the final prospectuses for BHK, HYT and BGT can be obtained from BlackRock at
blackrock.com
.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

2024
BlackRock Semi-Annual Report to Shareholders

Additional Information
(continued)

Trust and Service Providers
Investment Adviser
BlackRock Advisors, LLC

Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom
BlackRock (Singapore) Limited
(a)

079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company

Boston, MA 02114
(a)
For BHK and BTZ.
Transfer Agent
Computershare Trust Company, N.A.

Canton, MA 02021
Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Boston, MA 02116
Legal Counsel
Willkie Farr & Gallagher LLP

New York, NY 10019
Address of the Trusts
100 Bellevue Parkway

Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt

2024
BlackRock Semi-Annual Report to Shareholders

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Want to know more?
blackrock.com

|

800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
TAXBOND-06/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: August 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: August 22, 2024